UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09491
Allianz Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund

Schedule of Portfolio Investments (Unaudited)	March 31, 2008

		Fair
Shares		Value
Common Stocks (89.8%):
Aerospace & Defense (1.1%):
104,560	Finmeccanica SpA^	$3,561,819

Air Freight & Logistics (1.5%):
134,208	TNT NV	4,988,335

Auto Components (1.6%):
19,540	Continental AG	2,005,813
96,500	Denso Corp.	3,128,626

		5,134,439

Automobiles (6.8%):
59,058	DaimlerChrysler AG	5,052,233
41,040	Porsche AG	7,557,537
658,500	PT Astra International Tbk	1,747,641
138,700	Suzuki Motor Corp.	3,512,201
78,700	Toyota Motor Corp.	3,967,031

		21,836,643

Beverages (3.7%):
35,581	Companhia de Bebidas das Americas, ADR, Preferred Shares^	2,688,145
60,556	Heineken Holding NV	3,046,152
71,185	InBev NV	6,275,541

		12,009,838

Building Products (1.0%):
186,130	Assa Abloy AB, Class B^	3,383,833

Capital Markets (0.7%):
13,716	Deutsche Boerse AG^	2,225,494

Chemicals (4.0%):
73,936	Bayer AG^	5,926,237
23,845	Syngenta AG	6,985,355

		12,911,592

Commercial Banks (8.3%):
371,629	Akbank T.A.S.	1,560,297
144,441	Anglo Irish Bank Corp. plc	1,937,731
83,506	Banco Santander Central Hispano SA	1,663,608
50,308	BNP Paribas, Inc.	5,083,411
80,921	Commerzbank AG	2,550,139
38,977	Credit Suisse Group	1,983,898
73,690	Hana Financial Group, Inc.	3,030,784
19,766	KBC Bankverzekeringsholding	2,562,491
174,680	Standard Bank Group, Ltd.	1,898,822
324,000	United Overseas Bank, Ltd.	4,533,536

		26,804,717

Commercial Services & Supplies (0.8%):
199,711	Capita Group plc	2,688,551

Communications Equipment (0.7%):
69,070	Nokia OYJ	2,197,163

Construction Materials (0.9%):
74,046	CRH plc	2,814,398

Consumer Finance (0.3%):
7,350	ORIX Corp.	1,005,458

Distributors (0.8%):
680,000	Li & Fung, Ltd.^	2,544,396

Diversified Telecommunication Services (2.4%):
2,661,000	PT Telekomunikasi Indonesia	2,811,416

166,201	Telefonica SA	4,775,061

		7,586,477

Electrical Equipment (0.9%):
23,208	Schneider Electric SA	3,002,105

Electronic Equipment & Instruments (3.5%):
855,716	Hon Hai Precision Industry Co., Ltd.	4,915,345
74,200	IBIDEN Co., Ltd.	2,934,259
15,170	Keyence Corp.	3,537,492

		11,387,096

Energy Equipment & Services (0.8%):
104,210	Petroleum Geo-Services^	2,592,695

Food & Staples Retailing (1.1%):
478,884	Tesco plc	3,616,816

Food Products (2.2%):
14,074	SFR Nestle SA, Class B	7,037,183

Health Care Equipment & Supplies (0.8%):
27,536	Phonak Holding AG	2,526,063

Hotels, Restaurants & Leisure (1.0%):
89,922	Enterprise Inns plc	715,354
66,476	OPAP SA	2,377,883

		3,093,237

Household Durables (0.9%):
33,359	Desarrolladora Homex, SA de C.V., ADR*^	1,936,490
315,100	Urbi, Desarrolloas Urbanos, SA de CV*	1,027,426

		2,963,916

Household Products (2.4%):
88,126	Henkel KGaA	4,067,800
65,426	Reckitt Benckiser Group plc	3,623,156

		7,690,956

Independent Power Producers & Energy Traders (1.0%):
423,489	International Power plc	3,344,222

Industrial Conglomerates (3.6%):
419,000	Hutchison Whampoa, Ltd.	3,995,890
548,000	Keppel Corp., Ltd.	3,971,640
33,805	Siemens AG	3,697,147

		11,664,677

Insurance (2.8%):
198,188	Aviva plc^	2,428,101
104,848	Axa	3,794,100
69,254	Manulife Financial Corp.	2,651,520

		8,873,721

IT Services (1.9%):
46,746	Cap Gemini SA	2,666,703
98,798	Infosys Technologies, Ltd., ADR^	3,534,004

		6,200,707

Machinery (4.8%):
76,331	Bharat Heavy Electricals, Ltd.	3,940,977
49,100	Fanuc, Ltd.	4,753,079
6,908	Hyundai Heavy Industries Co., Ltd.	2,592,419

		Fair
Shares		Value
143,700	Komatsu, Ltd.	4,076,047

		15,362,522

Media (2.6%):
56,801	Grupo Televisa SA, ADR	1,376,856
316,564	Informa Group Co., plc	1,967,478
433,005	WPP Group plc	5,163,175

		8,507,509

Metals & Mining (1.4%):
139,658	BHP Billiton, Ltd.	4,587,517

Oil, Gas & Consumable Fuels (5.5%):
37,301	Canadian Natural Resources, Ltd.	2,554,221
116,454	Eni SpA	3,969,257
30,493	Petroleo Brasileiro SA, ADR, Class A	2,582,452
39,556	Suncor Energy, Inc.	3,824,158
63,998	Total SA^	4,758,396

		17,688,484

Pharmaceuticals (8.1%):
36,760	Merck KGaA^	4,567,672
61,879	Novo Nordisk A/S, Class B^	4,234,617
44,915	Roche Holding AG	8,458,674
147,231	Shire plc	2,844,994
131,139	Teva Pharmaceutical Industries, Ltd., ADR^	6,057,311

		26,163,268

Road & Rail (0.7%):
47,289	Canadian National Railway Co.	2,293,484

Semiconductors & Semiconductor Equipment (1.2%):
180,875	MediaTek, Inc.	2,361,889
142,059	Taiwan Semiconductor Manufacturing Co., Ltd., ADR^	1,458,946

		3,820,835

Specialty Retail (1.6%):
426,900	Esprit Holdings, Ltd.	5,116,083

Textiles, Apparel & Luxury Goods (2.2%):
50,729	Compagnie Financiere Richemont AG	2,849,351
11,141	Puma AG	4,309,710

		7,159,061

Tobacco (1.4%):
96,468	Imperial Tobacco Group plc	4,437,148

Wireless Telecommunication Services (2.8%):
90,359	America Movil, SAB de C.V., ADR, Series L	5,754,965
219,500	China Mobile, Ltd.	3,283,636

		9,038,601

Total Common Stocks (Cost $246,733,974)		289,861,059

Deposit Account (8.8%):
28,531,118	NTRS London Deposit Account	28,531,118

Total Deposit Account (Cost $28,531,118)		28,531,118

Collateral For Securities On Loan (12.2%):
39,260,542	Northern Trust Liquid Institutional Asset Portfolio	39,260,542

Total Collateral For Securities On Loan (Cost $39,260,542)		39,260,542

Total Investment Securities (Cost $314,525,634)(a)—110.8%		357,652,719

Net other assets (liabilities) — (10.8)%		(34,952,162)

NET ASSETS — 100.0%		$322,700,557

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Limited Co.

SPA	Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $316,987,249. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$51,369,693
Unrealized depreciation	(10,704,223)

Net unrealized appreciation	$40,665,470

As of March 31, 2008 the Fund’s foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
	Date	Amount	Value	(Depreciation)
Long
Received 451,786 Swiss Frances in exchange for U.S. Dollars	04/01/08	$454,057	$455,017	$960
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
Germany	12.7%
United Kingdom	9.7%
Switzerland	9.4%

Country	Percentage
United States	9.1%
Japan	8.6%
France	6.1%
Hong Kong	4.7%
Canada	3.6%
Mexico	3.2%
Belgium	2.8%
Taiwan	2.7%
Singapore	2.7%
Netherlands	2.5%
Italy	2.4%
India	2.4%
Spain	2.0%
Israel	1.9%
Korea	1.8%
Brazil	1.7%
Ireland	1.5%
Australia	1.4%
Indonesia	1.4%
Denmark	1.3%
Sweden	1.1%
Norway	0.8%
Greece	0.8%
Finland	0.7%
South Africa	0.5%
Turkey	0.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund

Schedule of Portfolio Investments (Unaudited)	March 31, 2008

		Fair
Shares		Value
Common Stocks (95.6%):
Aerospace & Defense (0.5%):
3,430	L-3 Communications Holdings, Inc.	$375,036

Chemicals (1.8%):
11,730	Monsanto Co.	1,307,895

Commercial Services & Supplies (0.9%):
5,319	FTI Consulting, Inc.*^	377,862
6,900	Huron Consulting Group, Inc.*^	286,695

		664,557

Communications Equipment (16.4%):
13,750	Corning, Inc.	330,550
19,920	Harris Corp.^	966,718
219,260	Nokia Oyj, ADR	6,979,046
66,640	QUALCOMM, Inc.	2,732,240
10,910	Research In Motion, Ltd.*	1,224,429

		12,232,983

Computers & Peripherals (3.3%):
3,050	Apple, Inc.*	437,675
16,980	Hewlett-Packard Co.	775,307
9,090	International Business Machines Corp.	1,046,623
7,460	Western Digital Corp.*^	201,718

		2,461,323

Electrical Equipment (3.9%):
18,390	ABB, Ltd., ADR	495,059
6,000	Energy Conversion Devices, Inc.*(a)	179,400
5,700	First Solar, Inc.*	1,317,498
12,590	SunPower Corp., Class A*^	938,081

		2,930,038

Electronic Equipment & Instruments (4.1%):
24,250	Agilent Technologies, Inc.*	723,377
12,120	Amphenol Corp., Class A^	451,470
32,627	AU Optronics Corp., ADR^	560,858
14,060	Avnet, Inc.*	460,184
4,560	Itron, Inc.*^	411,449
20,360	LG Display Co., Ltd.^	454,639

		3,061,977

Energy Equipment & Services (3.3%):
8,990	Cameron International Corp.*	374,343
16,120	FMC Technologies, Inc.*	917,067
20,060	National-Oilwell Varco, Inc.*	1,171,103

		2,462,513

Health Care Equipment & Supplies (0.8%):
6,140	Hologic, Inc.*^	341,384
6,370	Masimo Corp.*^	165,620
5,790	Trans1, Inc.*^	67,453

		574,457

Health Care Technology (0.8%):
9,800	Cerner Corp.*^	365,344
11,740	Omnicell, Inc.*^	235,974

		601,318

Household Durables (0.4%):
8,320	Sony Corp., SP ADR	333,382
Industrial Conglomerates (1.8%):
7,930	Koninklijke (Royal) Philips Electronics N.V.^	304,036

19,400	McDermott International, Inc.*	1,063,508

		1,367,544

Internet & Catalog Retail (3.4%):
7,275	Amazon.com, Inc.*	518,708
8,419	Ctrip.com International, Ltd., ADR^	446,375
9,420	Priceline.com, Inc.*^	1,138,501
27,710	Shutterfly, Inc.*^	412,048

		2,515,632

Internet Software & Services (7.7%):
2,400	Baidu.com, Inc., ADR*^	575,112
53,630	eBay, Inc.*	1,600,319
11,620	Equinix, Inc.*^	772,614
1,613	Google, Inc., Class A*	710,478
24,770	VeriSign, Inc.*^	823,355
9,550	VistaPrint, Ltd.*^	333,772
33,904	Vocus, Inc.*^	895,066

		5,710,716

IT Services (7.0%):
22,060	Accenture, Ltd., Class A	775,850
19,370	Affiliated Computer Services, Inc., Class A*^	970,631
37,090	Cognizant Technology Solutions Corp., Class A*	1,069,305
8,890	DST Systems, Inc.*^	584,428
17,230	Fiserv, Inc.*	828,591
43,435	Satyam Computer Services, Ltd., ADR^	981,197

		5,210,002

Media (0.4%):
20,634	Knology, Inc.*^	267,210

Semiconductors & Semiconductor Equipment (13.1%):
22,690	Altera Corp.	418,177
17,890	Analog Devices, Inc.	528,113
38,708	ASML Holding N.V.*^	960,346
23,791	Atheros Communications*^	495,804
10,990	ATMI, Inc.*	305,852
19,190	Cypress Semiconductor Corp.*^	453,076
19,520	FormFactor, Inc.*^	372,832
19,920	Hittite Microwave Corp.*^	745,406
33,470	Lam Research Corp.*^	1,279,223
15,730	Marvell Technology Group, Ltd.*	171,142
37,680	Maxim Integrated Products, Inc.	768,295
24,740	Microchip Technology, Inc.^	809,740
82,420	NVIDIA Corp.*	1,631,092
7,240	Silicon Laboratories, Inc.*	228,350
30,147	Tessera Technologies, Inc.*^	627,058

		9,794,506

Software (18.3%):
40,310	Adobe Systems, Inc.*	1,434,633
21,940	Amdocs, Ltd.*^	622,218
12,060	Ansys, Inc.*^	416,311
19,410	Autodesk, Inc.*	611,027
11,240	Blackboard, Inc.*	374,629
24,370	BMC Software, Inc.*^	792,512
25,940	Citrix Systems, Inc.*	760,820
11,965	Concur Technologies, Inc.*^	371,513

		Fair
Shares		Value
Common Stocks, continued
Software, continued
14,320	Electronic Arts, Inc.*	$714,854
28,550	Intuit, Inc.*	771,136
30,830	McAfee, Inc.*	1,020,165
24,070	Microsoft Corp.	683,107
5,360	Nintendo Co., Ltd.	2,777,233
25,673	Nuance Communications, Inc.*^	446,967
51,820	Oracle Corp.*	1,013,599
14,570	Salesforce.com, Inc.*^	843,166

		13,653,890

Wireless Telecommunication Services (7.7%):
5,370	America Movil, SAB de C.V., ADR, Series L	342,015
39,256	American Tower Corp., Class A*	1,539,228
32,930	Crown Castle International Corp.*	1,135,756
7,420	Millicom International Cellular SA*	701,561
12,130	Mobile TeleSystems, SP ADR^	920,061
36,010	SBA Communications Corp., Class A*^	1,074,178

		5,712,799

Total Common Stocks
(Cost $73,366,122)		71,237,778

Deposit Account (2.6%):
1,964,618	NTRS London Deposit Account	1,964,618

Total Deposit Account (Cost $1,964,618)		1,964,618

Collateral For Securities On Loan (27.8%):
20,697,043	Northern Trust Liquid Institutional Asset Portfolio	20,697,043

Total Collateral For Securities On Loan (Cost $20,697,043)		20,697,043

Total Investment Securities (Cost $96,027,783)(b)—126.0%		93,899,439

Net other assets (liabilities) — (26.0)%		(19,382,499)

NET ASSETS — 100.0%		$74,516,940

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of March 31, 2008.

ADR	American Depository Receipt

(a)	Rule 144A, or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2008, these securities represent 0.2% of the net assets of the fund.

(b)	Cost for federal income tax purposes is $98,375,009. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$897,049
Unrealized depreciation	$(5,372,619)

Net unrealized depreciation	$(4,475,570)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United states	71.0%
Finland	9.5%
Japan	4.3%
Bermuda	1.8%
Netherlands	1.7%
Canada	1.7%
Panama	1.5%
Cayman Islands	1.4%
India	1.3%
Russia	1.3%
Luxembourg	1.0%
Guernsey	0.9%
Taiwan	0.8%
Switzerland	0.7%
Korea	0.6%
Mexico	0.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund

Schedule of Portfolio Investments (Unaudited)	March 31, 2008

		Fair
Shares		Value
Common Stocks (96.1%):
Air Freight & Logistics (0.5%):
31,010	United Parcel Service, Inc., Class B	$2,264,350

Automobiles (0.8%):
105,500	Harley-Davidson, Inc.^	3,956,250

Beverages (2.5%):
90,400	Diageo plc, ADR^	7,351,328
93,976	Heineken Holding NV	4,727,280

		12,078,608

Capital Markets (3.4%):
62,600	Ameriprise Financial, Inc.	3,245,810
104,500	E*TRADE Financial Corp.*^	403,370
75,100	Merrill Lynch & Co., Inc.	3,059,574
161,400	Merrill Lynch & Co., Inc.(a)(b)	6,147,726
42,700	Morgan Stanley	1,951,390
22,100	State Street Corp.	1,745,900

		16,553,770

Commercial Banks (5.2%):
224,600	Bank of New York Mellon Corp.	9,372,558
50,959	Toronto-Dominion Bank (The)	3,126,336
96,784	Wachovia Corp.	2,613,168
353,000	Wells Fargo & Co.	10,272,300

		25,384,362

Commercial Services & Supplies (1.1%):
214,600	Iron Mountain, Inc.*^	5,674,024

Communications Equipment (1.0%):
109,600	Cisco Systems, Inc.*	2,640,264
74,100	Tyco Electronics, Ltd.	2,543,112

		5,183,376

Computers & Peripherals (1.8%):
231,806	Dell, Inc.*	4,617,576
90,600	Hewlett-Packard Co.	4,136,796

		8,754,372

Construction Materials (1.7%):
48,700	Martin Marietta Materials, Inc.^	5,170,479
48,900	Vulcan Materials Co.^	3,246,960

		8,417,439

Consumer Finance (4.1%):
427,100	American Express Co.	18,672,812
25,030	Visa, Inc., Class A*^	1,560,871

		20,233,683

Containers & Packaging (1.5%):
301,900	Sealed Air Corp.^	7,622,975

Diversified Consumer Services (1.1%):
258,400	H&R Block, Inc.	5,364,384

Diversified Financial Services (5.0%):
225,900	Citigroup, Inc.	4,838,778
32,470	Discover Financial Services^	531,534
369,236	JP Morgan Chase & Co.	15,858,686
99,600	Moody’s Corp.^	3,469,068

		24,698,066

Electronic Equipment & Instruments (0.9%):
147,100	Agilent Technologies, Inc.*^	4,387,993

Energy Equipment & Services (0.9%):
34,179	Transocean, Inc.*	4,621,001

Food & Staples Retailing (6.5%):
297,200	Costco Wholesale Corp.	19,309,084
186,249	CVS Caremark Corp.	7,544,947
74,600	Wal-Mart Stores, Inc.	3,929,928
42,000	Whole Foods Market, Inc.^	1,384,740

		32,168,699

Food Products (0.2%):
26,000	Hershey Co.^	979,420

Health Care Equipment & Supplies (0.7%):
74,660	Covidien, Ltd.	3,303,705

Health Care Providers & Services (2.6%):
60,800	Cardinal Health, Inc.^	3,192,608
68,400	Express Scripts, Inc.*	4,399,488
149,100	UnitedHealth Group, Inc.	5,123,076

		12,715,172

Household Durables (0.2%):
13,192	Hunter Douglas NV^	892,301

Household Products (1.4%):
97,800	Procter & Gamble Co.	6,852,846

Industrial Conglomerates (2.8%):
931,666	China Merchants Holdings International Co., Ltd.^	4,461,766
195,700	General Electric Co.	7,242,857
19,600	Siemens AG	2,143,591

		13,848,214

Insurance (14.2%):
164,765	AMBAC Financial Group, Inc.^	947,399
323,450	American International Group, Inc.	13,989,212
94,600	Aon Corp.	3,802,920
127	Berkshire Hathaway, Inc., Class A*	16,941,800
148	Berkshire Hathaway, Inc., Class B*	661,989
6,900	Everest Re Group, Ltd.	617,757
249,800	Loews Corp.^	10,046,956
960	Markel Corp.*^	422,371
40,200	MBIA, Inc.^	491,244
147,400	Millea Holdings, Inc.	5,455,034
295,400	NIPPONKOA Insurance Co., Ltd.	2,283,958
28,800	Principal Financial Group, Inc.	1,604,736
439,760	Progressive Corp. (The)	7,066,943
16,600	Sun Life Financial, Inc.^	773,560
70,800	Transatlantic Holdings, Inc.	4,697,580

		69,803,459

Internet & Catalog Retail (0.5%):
19,800	Amazon.com, Inc.*^	1,411,740

		Fair
Shares		Value
Common Stocks, continued
Internet & Catalog Retail, continued
68,550	Liberty Media Corp., Interactive, Series A*	$1,106,397

		2,518,137

Internet Software & Services (1.0%):
44,500	eBay, Inc.*	1,327,880
8,560	Google, Inc., Class A*	3,770,423
		5,098,303
Machinery (0.1%):
7,700	PACCAR, Inc.	346,500

Marine (0.9%):
732,000	China Shipping Development Co., Ltd., Share H	2,325,020
21,400	Kuehne & Nagel International AG	2,147,242

		4,472,262

Media (6.1%):
512,700	Comcast Corp., Class A^	9,725,919
229,800	Grupo Televisa SA, ADR^	5,570,352
15,500	Lagardere S.C.A.	1,160,268
13,790	Liberty Media Corp. - Capital, Series A*	217,055
55,160	Liberty Media Corp., Entertainment, Series A*	1,248,822
382,500	News Corp.	7,171,875
84,670	Virgin Media, Inc.^	1,191,307
61,000	WPP Group plc, ADR^	3,638,040

		29,923,638

Metals & Mining (0.8%):
52,100	BHP Billiton plc	1,545,199
22,000	Rio Tinto plc^	2,283,910

		3,829,109

Multiline Retail (0.4%):
17,500	Sears Holdings Corp.*^	1,786,575

Oil, Gas & Consumable Fuels (14.9%):
128,600	Canadian Natural Resources, Ltd.^	8,778,236
1,869,400	China Coal Energy Co., Share H^	3,293,225
237,400	ConocoPhillips	18,092,254
160,700	Devon Energy Corp.	16,765,831
128,100	EOG Resources, Inc.^	15,372,000
151,700	Occidental Petroleum Corp.	11,099,889

		73,401,435

Paper & Forest Products (0.4%):
128,000	Sino-Forest Corp., Class A*	1,995,712

Personal Products (0.3%):
42,200	Avon Products, Inc.^	1,668,588

Real Estate Management & Development (0.4%):
429,000	Hang Lung Group, Ltd.	2,043,507

Road & Rail (0.2%):
87,212	Toll Holdings, Ltd.^	798,451

Semiconductors & Semiconductor Equipment (0.8%):
139,900	Texas Instruments, Inc.	3,954,973

Software (2.0%):
349,400	Microsoft Corp.	9,915,972

Specialty Retail (2.7%):
146,400	Bed Bath & Beyond, Inc.*^	4,318,800
194,400	CarMax, Inc.*^	3,775,248
73,400	Lowe's Cos., Inc.	1,683,796
74,600	Tyco International, Ltd.	3,286,130

		13,063,974

Tobacco (3.7%):
253,900	Altria Group, Inc.	5,636,580
253,900	Philip Morris International, Inc.*	12,842,262

		18,478,842

Transportation Infrastructure (0.3%):
62,900	Asciano Group^	230,825
575,320	Cosco Pacific, Ltd.	1,120,493
		1,351,318

Wireless Telecommunication Services (0.5%):
46,000	SK Telecom Co., Ltd., ADR^	994,060
256,500	Sprint Nextel Corp.	1,715,984

		2,710,044

Total Common Stocks (Cost $428,599,486)		473,115,809

Deposit Account (3.4%):
16,889,655	NTRS London Deposit Account	16,889,655

Total Deposit Account (Cost $16,889,655)		16,889,655

Collateral For Securities On Loan (11.8%):
58,040,511	Northern Trust Liquid Institutional Asset Portfolio	58,040,511

Total Collateral For Securities On Loan (Cost $58,040,511)		58,040,511

Total Investment Securities (Cost $503,529,652)(c)—111.3%		548,045,975

Net other assets (liabilities) — (11.3)%		(55,609,277)

NET ASSETS — 100.0%		$492,436,698

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Limited Co.

(a)	Rule 144A, or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2008, these securities represent 1.2% of the net assets of the fund.

(b)	Security is fair valued in accordance with pricing procedures approved by The Board of Trustees. These securities represent 1.2% of the fund’s net assets.

(c)	Cost for federal income tax purposes is $504,180,357. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$91,563,389
Unrealized depreciation	(47,697,771)

Net unrealized appreciation	$43,865,618

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	83%
United Kingdom	3%
Canada	3%
Bermuda	2%
Hong Kong	1.6%
Japan	1.6%
China	1.2%
Netherlands	1.2%
Mexico	1.1%
Cayman Islands	0.9%
Switzerland	0.4%
Germany	0.4%
France	0.2%
Australia	0.2%
Korea	0.2%
100%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund

Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.0%):
Aerospace & Defense (2.1%):
15,474	Goodrich Corp.	$889,910
27,319	Honeywell International, Inc.	1,541,338
23,886	Precision Castparts Corp.	2,438,283

		4,869,531

Air Freight & Logistics (0.3%):
6,867	FedEx Corp.	636,365

Auto Components (0.4%):
30,840	Johnson Controls, Inc.	1,042,392

Biotechnology (3.7%):
33,824	Amylin Pharmaceuticals, Inc.*^	987,999
34,128	Celgene Corp.*	2,091,705
17,126	Genentech, Inc.*	1,390,289
71,471	Gilead Sciences, Inc.*	3,682,900
23,974	Vertex Pharmaceuticals, Inc.*^	572,739

		8,725,632

Capital Markets (3.1%):
192,780	Charles Schwab Corp.	3,630,047
5,750	Goldman Sachs Group, Inc.	950,992
78,676	Janus Capital Group, Inc.^	1,830,791
10,302	State Street Corp.	813,858

		7,225,688

Chemicals (2.3%):
35,082	Monsanto Co.	3,911,643
10,132	Potash Corp. of Saskatchewan, Inc.	1,572,588

		5,484,231

Commercial Services & Supplies (1.5%):
103,151	Waste Management, Inc.	3,461,748

Communications Equipment (6.7%):
174,481	Cisco Systems, Inc.*	4,203,247
95,079	Corning, Inc.	2,285,699
65,577	Juniper Networks, Inc.*	1,639,425
64,077	Nokia Oyj, ADR^	2,039,571
55,074	QUALCOMM, Inc.	2,258,034
26,482	Research In Motion, Ltd.*	2,972,075
17,443	Riverbed Technology, Inc.*^	259,203

		15,657,254

Computers & Peripherals (4.3%):
32,162	Apple, Inc.*	4,615,247
47,570	Dell, Inc.*	947,594
184,781	EMC Corp.*	2,649,760
15,675	International Business Machines Corp.	1,804,819

		10,017,420

Consumer Finance (0.2%):
6,725	Visa, Inc., Class A*	419,371

Diversified Consumer Services (1.0%):
53,594	Devry, Inc.^	2,242,373

Diversified Financial Services (1.8%):
22,464	Bank of America Corp.	851,610
25,061	JP Morgan Chase & Co.	1,076,370
16,786	Standard & Poors Depositary Receipt Trust Series 1^	2,210,716

		4,138,696

Diversified Telecommunication Services (1.6%):
103,278	Verizon Communications, Inc.	3,764,483

Electric Utilities (0.3%):
9,110	Exelon Corp.	740,370

Electronic Equipment & Instruments (1.9%):
148,826	Agilent Technologies, Inc.*	4,439,480

Energy Equipment & Services (2.8%):
38,862	Cameron International Corp.*	1,618,214
86,179	Halliburton Co.	3,389,420
12,553	National-Oilwell Varco, Inc.*	732,844
8,120	Schlumberger, Ltd.	706,440

		6,446,918

Food & Staples Retailing (3.0%):
58,260	Wal-Mart Stores, Inc.	3,069,137
118,465	Whole Foods Market, Inc.^	3,905,791

		6,974,928

Food Products (2.1%):
95,154	Dean Foods Co.	1,911,644
97,757	Kraft Foods, Inc.	3,031,444

		4,943,088

Health Care Equipment & Supplies (1.6%):
42,680	Baxter International, Inc.	2,467,758
24,295	Medtronic, Inc.	1,175,149

		3,642,907

Hotels, Restaurants & Leisure (2.5%):
51,203	McDonald’s Corp.	2,855,592
47,797	Royal Caribbean Cruises, Ltd.^	1,572,521
83,454	Starbucks Corp.*	1,460,445

		5,888,558

Household Products (1.5%):
11,932	Colgate-Palmolive Co.	929,622
6,068	Energizer Holdings, Inc.*^	549,033
29,704	Procter & Gamble Co.	2,081,359

		3,560,014

Industrial Conglomerates (2.3%):
15,551	3M Co.^	1,230,862
84,428	General Electric Co.	3,124,680
17,164	McDermott International, Inc.*	940,930

		5,296,472

Insurance (2.6%):
43,590	Assurant, Inc.^	2,652,887
156,489	UnumProvident Corp.	3,444,323

		6,097,210

Internet & Catalog Retail (1.3%):
19,894	Amazon.com, Inc.*	1,418,442
75,404	Expedia, Inc.*^	1,650,594

		3,069,036

Internet Software & Services (2.8%):
73,740	Akamai Technologies, Inc.*^	2,076,518
37,696	eBay, Inc.*	1,124,849

		Fair
Shares		Value
7,449	Google, Inc., Class A*	$3,281,061

		6,482,428

IT Services (0.7%):
48,484	Accenture, Ltd., Class A	1,705,182

Life Sciences Tools & Services (1.9%):
51,892	Pharmaceutical Product Development, Inc.	2,174,275
41,782	Thermo Fisher Scientific, Inc.*	2,374,889

		4,549,164

Machinery (1.9%):
14,007	Cummins, Inc.	655,808
24,549	Deere & Co.	1,974,721
41,281	Dover Corp.	1,724,720

		4,355,249

Media (1.1%):
51,442	Discovery Holding Co., Class A*^	1,091,599
20,475	Omnicom Group, Inc.	904,586
22,231	Walt Disney Co. (The)	697,609

		2,693,794

Metals & Mining (1.8%):
27,709	Allegheny Technologies, Inc.	1,977,314
22,970	Freeport-McMoRan Copper & Gold, Inc., Class A^	2,210,174

		4,187,488

Multiline Retail (0.6%):
39,954	Nordstrom, Inc.^	1,302,500

Oil, Gas & Consumable Fuels (5.3%):
11,529	ChevronTexaco Corp.	984,115
13,043	Devon Energy Corp.	1,360,776
8,978	EOG Resources, Inc.	1,077,360
60,284	Exxon Mobil Corp.	5,098,821
17,401	Occidental Petroleum Corp.	1,273,231
18,841	Sunoco, Inc.^	988,587
13,165	Ultra Petroleum Corp.*	1,020,288
9,632	Valero Energy Corp.	473,028

		12,276,206

Personal Products (3.1%):
133,700	Avon Products, Inc.	5,286,498
41,694	Estee Lauder Co., Inc. (The), Class A^	1,911,670

		7,198,168

Pharmaceuticals (5.9%):
35,827	Abbott Laboratories	1,975,859
26,819	Allergan, Inc.	1,512,323
29,302	Johnson & Johnson Co.	1,900,821
71,985	Merck & Co., Inc.	2,731,831
34,946	Roche Holding AG, ADR	3,301,859
59,573	Wyeth	2,487,768

		13,910,461

Road & Rail (0.7%):
13,940	Union Pacific Corp.	1,747,797

Semiconductors & Semiconductor Equipment (5.3%):
62,999	Altera Corp.	1,161,071
155,685	Intel Corp.	3,297,408
34,286	KLA-Tencor Corp.	1,272,011
87,159	Marvell Technology Group, Ltd.*	948,290
30,142	MEMC Electronic Materials, Inc.*	2,137,068
77,819	NVIDIA Corp.*	1,540,038
60,943	Texas Instruments, Inc.	1,722,859
12,422	Varian Semiconductor Equipment Associates, Inc.*^	349,679

		12,428,424

Software (9.8%):
47,445	Adobe Systems, Inc.*	1,688,567
51,218	CA, Inc.	1,152,405
115,362	Electronic Arts, Inc.*^	5,758,871
16,755	McAfee, Inc.*	554,423
341,510	Microsoft Corp.	9,692,054
16,466	NAVTEQ Corp.*	1,119,688
123,847	Oracle Corp.*	2,422,447
17,357	Trimble Navigation, Ltd.*^	496,237

		22,884,692

Specialty Retail (4.1%):
50,483	Advance Auto Parts	1,718,946
21,623	Best Buy Co., Inc.	896,490
255,828	Gap, Inc. (The)	5,034,695
29,494	Home Depot, Inc.	824,947
31,783	TJX Cos., Inc.	1,051,064

		9,526,142

Textiles, Apparel & Luxury Goods (1.2%):
53,306	Coach, Inc.*^	1,607,176
11,411	Nike, Inc., Class B	775,948
12,422	Phillips-Van Heusen Corp.	471,042

		2,854,166

Tobacco (1.9%):
59,933	Altria Group, Inc.	1,330,513

		Fair
Shares		Value
59,933	Philip Morris International, Inc.*	$3,031,411

		4,361,924

Total Common Stocks (Cost $222,915,119)		231,247,950

Deposit Account (1.2%):
2,760,591	NTRS London Deposit Account	2,760,591

Total Deposit Account (Cost $2,760,591)		2,760,591

Collateral For Securities On Loan (10.4%):
24,403,864	Northern Trust Liquid Institutional Asset Portfolio	24,403,864

Total Collateral For Securities On Loan (Cost $24,403,864)		24,403,864

Total Investment Securities (Cost $250,079,574)(a)—110.6%		258,412,405
Net other assets (liabilities) — (10.6)%		(24,784,585)

NET ASSETS — 100.0%		$233,627,820

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of March 31, 2008.

ADR	American Depository Receipt

(a)	Cost for federal income tax purposes is $251,012,727. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$22,899,082
Unrealized depreciation	(15,499,404)

Net unrealized appreciation	$7,399,678

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	92.8%
Canada	2.4%
Switzerland	1.4%
Bermuda	1.1%
Finland	0.9%
Liberia	0.7%
Panama	0.4%
Netherlands	0.3%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund

Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.0%):
Aerospace & Defense (0.9%):
2,800	DRS Technologies, Inc.	$163,184
5,600	Ducommun, Inc.*	154,952
1,900	Triumph Group, Inc.	108,167

		426,303

Auto Components (1.4%):
15,925	Aftermarket Technology Corp.*	309,582
16,925	Cooper Tire & Rubber Co.^	253,367
4,650	Lear Corp.*^	120,482

		683,431

Building Products (0.3%):
8,925	Apogee Enterprises, Inc.	137,445

Capital Markets (2.7%):
7,200	Interactive Brokers Group, Inc., Class A*	184,824
10,775	Investment Technology Group, Inc.*^	497,589
18,550	Knight Capital Group, Inc., Class A*^	301,252
10,100	OptionsXpress Holdings, Inc.^	209,171
11,300	SWS Group, Inc.	138,199

		1,331,035

Chemicals (4.4%):
6,875	Arch Chemicals, Inc.	256,163
3,300	CF Industries Holdings, Inc.	341,946
20,200	H.B. Fuller Co.	412,282
4,175	Koppers Holdings, Inc.	184,994
2,800	NewMarket Corp.	211,260
9,700	Olin Corp.	191,672
7,775	OM Group, Inc.*	424,048
7,475	Schulman, Inc.	153,462

		2,175,827

Commercial Banks (8.9%):
10,175	Boston Private Financial Holdings, Inc.	107,753
13,800	Cascade Bancorp^	131,928
10,775	Citizens Banking Corp.	133,933
6,900	Community Bank System, Inc.^	169,464
2,000	Cullen/Frost Bankers, Inc.	106,080
11,675	CVB Financial Corp.^	121,537
9,900	East West Bancorp, Inc.	175,725
12,725	First Commonwealth Financial Corp.^	147,483
5,425	First Community Bancorp	145,661
6,600	First State Bancorp	88,374
11,950	FNB Corp.^	186,539
10,700	Frontier Financial Corp.^	189,176
6,700	Glacier Bancorp, Inc.	128,439
3,300	Hancock Holding Co.^	138,666
11,550	Hanmi Financial Corp.	85,355
17,600	National Penn Bancshares, Inc.^	320,144
10,400	Oriental Financial Group, Inc.	204,984
6,300	Sterling Bancorp	97,839
47,425	Sterling Bancshares, Inc.^	471,404
5,150	Sterling Financial Corp.	80,392
16,425	Susquehanna Bancshares, Inc.^	334,577
9,625	SVB Financial Group*	420,035
12,150	UCBH Holdings, Inc.^	94,284
4,950	Umpqua Holdings Corp.^	76,775
8,350	Wilmington Trust Corp.	259,685

		4,416,232

Commercial Services & Supplies (5.2%):
10,875	ABM Industries, Inc.	244,035
5,825	American Reprographics Co.*^	86,443
22,200	CBIZ, Inc.*^	180,264
11,175	Deluxe Corp.	214,672
17,675	Ennis, Inc.	296,586
5,425	First Advantage Corp., Class A*	114,956
5,625	Heidrick & Struggles International, Inc.	182,981
4,400	Layne Christensen Co.*	154,088
19,725	SAIC, Inc.*	366,688
24,100	Spherion Corp.*	147,492
6,400	United Stationers, Inc.*	305,280
4,650	Watson Wyatt Worldwide, Inc.	263,887

		2,557,372

Communications Equipment (1.3%):
11,750	Avocent Corp.*	198,575
7,375	EMS Technologies, Inc.*	200,158
20,100	Ixia*	155,976
10,575	Oplink Communications, Inc.*	93,800

		648,509

Computers & Peripherals (1.4%):
4,950	Avid Technology, Inc.*^	120,483
13,400	Emulex Corp.*^	217,616
7,725	Imation Corp.	175,666
12,625	QLogic Corp.*	193,794

		707,559

Construction & Engineering (1.8%):
24,300	Comfort Systems USA, Inc.	316,143
19,625	Emcor Group, Inc.*	435,871
3,975	Perini Corp.*	144,014

		896,028

Consumer Finance (0.4%):
3,900	Cash America International, Inc.	141,960
8,800	First Marblehead Corp. (The)^	65,648

		207,608

Containers & Packaging (1.8%):
9,225	Greif, Inc., Class A	626,654
9,525	Pactiv Corp.*	249,650

		876,304

Diversified Consumer Services (0.5%):
9,025	Sotheby’s	260,913

Diversified Financial Services (0.8%):
9,425	ASTA Funding, Inc.^	131,290
3,600	Greenhill & Co., Inc.^	250,416

		381,706

Diversified Telecommunication Services (0.6%):
45,000	Cincinnati Bell, Inc.*^	191,700
5,808	Consolidated Communications Holdings, Inc.	87,875

		279,575

Electric Utilities (1.9%):
9,525	Cleco Corp.^	211,264
7,000	El Paso Electric Co.*^	149,590

		Fair
Shares		Value
8,550	Great Plains Energy, Inc.^	$210,758
3,875	IDACORP, Inc.^	124,426
9,700	Westar Energy, Inc.^	220,869

		916,907

Electrical Equipment (2.8%):
4,800	Acuity Brands, Inc.	206,160
2,425	Belden CDT, Inc.	85,651
15,800	Encore Wire Corp.^	287,718
8,050	EnerSys*	192,556
19,700	GrafTech International, Ltd.*	319,337
7,375	Regal-Beloit Corp.	270,146

		1,361,568

Electronic Equipment & Instruments (3.2%):
8,050	Checkpoint Systems, Inc.*	216,142
10,975	CTS Corp.	117,433
13,025	Methode Electronics, Inc.	152,262
4,950	MTS Systems Corp.	159,687
7,475	OSI Systems, Inc.*	172,075
10,475	Park Electrochemical Corp.	270,779
5,425	Rofin-Sinar Technologies, Inc.*	243,582
10,675	Technitrol, Inc.	246,913

		1,578,873

Energy Equipment & Services (2.8%):
2,025	Bristow Group, Inc.*	108,682
2,850	Dawson Geophysical Co.*	192,375
6,400	Global Industries, Ltd.*^	102,976
5,200	Gulf Island Fabrication, Inc.	149,344
12,150	Oil States International, Inc.*	544,441
24,775	Parker Drilling Co.*	160,047
6,900	Union Drilling, Inc.*	120,681

		1,378,546

Food & Staples Retailing (0.9%):
6,700	Spartan Stores, Inc.	139,695
3,600	The Andersons, Inc.^	160,596
6,025	The Pantry, Inc.*	127,007

		427,298

Food Products (1.7%):
6,400	Chiquita Brands International, Inc.*	147,904
6,000	Corn Products International, Inc.	222,840
7,525	Flowers Foods, Inc.	186,244
1,975	Ralcorp Holdings, Inc.*	114,846
7,950	Treehouse Foods, Inc.*	181,737

		853,571

Gas Utilities (3.1%):
7,775	Atmos Energy Corp.	198,263
8,987	New Jersey Resources Corp.	279,046
3,000	NICOR, Inc.	100,530
4,550	Northwest Natural Gas Co.^	197,652
10,100	Southwest Gas Corp.	282,396
5,300	The Laclede Group, Inc.	188,839
9,700	WGL Holdings, Inc.	310,982

		1,557,708

Health Care Equipment & Supplies (1.6%):
2,100	Analogic Corp.	139,734
4,000	CONMED Corp.*	102,560
7,950	ICU Medical, Inc.*^	228,721
12,325	STERIS Corp.	330,680

		801,695

Health Care Providers & Services (2.3%):
5,825	AMERIGROUP Corp.*	159,197
10,100	Apria Healthcare Group, Inc.*	199,475
11,300	Centene Corp.*	157,522
14,275	Gentiva Health Services, Inc.*	310,624
9,700	Healthspring, Inc.*	136,576
8,925	MedCath Corp.*^	162,435

		1,125,829

Hotels, Restaurants & Leisure (2.4%):
7,575	AFC Enterprises, Inc.*	68,099
5,483	Choice Hotels International, Inc.	187,025
6,335	International Speedway Corp., Class A, Class A	261,002
11,550	Jack in the Box, Inc.*	310,349
7,075	Monarch Casino & Resort, Inc.*	125,298
5,050	Papa John’s International, Inc.*	122,261
4,175	Speedway Motorsports, Inc.	104,667

		1,178,701

Insurance (9.8%):
17,700	American Equity Investment Life Holding Co.	164,256
2,800	American Physicians Capital, Inc.	129,808
9,500	Amerisafe, Inc.*	120,080
5,264	Argo Group International Holdings, Ltd.*	186,977
13,025	Aspen Insurance Holdings, Ltd.	343,600
12,000	Delphi Financial Group, Inc., Class A	350,760
12,500	Employers Holdings, Inc.	231,750
2,800	FPIC Insurance Group, Inc.*	131,992
3,700	Hilb Rogal & Hobbs Co.	116,439
11,175	Horace Mann Educators Corp.	195,339
5,250	Navigators Group, Inc.*	285,600
6,800	Philadelphia Consolidated Holding Corp.*	218,960
13,500	Phoenix Cos., Inc.	164,835
9,700	ProAssurance Corp.*	522,151
11,175	Safety Insurance Group, Inc.	381,403
10,525	Seabright Insurance Holdings*	155,033
21,275	Selective Insurance Group, Inc.	508,047
11,325	Universal American Financial Corp.*^	120,045
7,775	Waddell & Reed Financial, Inc., Class A	249,811
7,150	Zenith National Insurance Corp.	256,399

		4,833,285

Internet & Catalog Retail (0.3%):
9,700	FTD Group, Inc.	130,174

Internet Software & Services (1.3%):
9,125	Interwoven, Inc.*	97,455
15,300	Perficient, Inc.*	121,482
24,100	SonicWALL, Inc.*	196,897
8,500	Travelzoo, Inc.*^	93,840

		Fair
Shares		Value
11,450	Vignette Corp.*	$151,255

		660,929

IT Services (1.4%):
6,625	Euronet Worldwide, Inc.*^	127,598
5,050	ManTech International Corp., Class A*	229,068
16,500	MPS Group, Inc.*	195,030
9,925	Perot Systems Corp., Class A*	149,272

		700,968

Leisure Equipment & Products (1.0%):
8,000	JAKKS Pacific, Inc.*	220,560
10,975	Marvel Entertainment, Inc.*^	294,020

		514,580

Machinery (3.2%):
6,200	Briggs & Stratton Corp.^	110,980
12,100	Columbus McKinnon Corp.*	374,858
11,550	Enpro Industries, Inc.*	360,244
3,875	Freightcar America, Inc.	132,913
11,175	Mueller Industries, Inc.	322,399
8,800	Robbins & Myers, Inc.	287,320

		1,588,714

Media (1.1%):
14,775	Cox Radio, Inc.*	175,527
8,150	Live Nation, Inc.*^	98,860
12,475	RCN Corp.^	139,470
3,800	Scholastic Corp.*	115,026

		528,883

Metals & Mining (1.8%):
4,600	Carpenter Technology Corp.	257,462
4,800	Olympic Steel, Inc.	216,480
2,900	Schnitzer Steel Industries, Inc.	205,958
7,700	Stillwater Mining Co.*	119,119
3,500	Universal Stainless & Alloy Products, Inc.*	103,985

		903,004

Oil, Gas & Consumable Fuels (3.3%):
13,575	Callon Petroleum Corp.*	245,572
4,725	Cimarex Energy Co.	258,646
4,550	Holly Corp.	197,515
7,300	Stone Energy Corp.*	381,863
12,425	Swift Energy Co.*	559,001

		1,642,597

Paper & Forest Products (0.2%):
10,900	Buckeye Technologies, Inc.*	121,644

Personal Products (1.5%):
12,100	Elizabeth Arden, Inc.*	241,395
8,100	Helen of Troy, Ltd.*	135,837
11,750	Nu Skin Enterprises, Inc., CLASS A	211,735
17,775	Prestige Brands Holdings, Inc.*	145,399

		734,366

Pharmaceuticals (1.3%):
7,000	Noven Pharmaceuticals, Inc.*	62,860
17,125	Sciele Pharma, Inc.*^	333,938
28,900	ViroPharma, Inc.*^	258,366

		655,164

Real Estate Investment Trusts (REITs) (6.6%):
29,550	Ashford Hospitality Trust^	167,844
12,325	BioMed Realty Trust, Inc.	294,444
20,500	Cedar Shopping Centers, Inc.	239,440
8,550	Entertainment Properties Trust^	421,771
7,475	First Industrial Realty Trust, Inc.^	230,903
21,275	Medical Properties Trust, Inc.^	240,833
14,275	National Retail Properties, Inc.^	314,764
12,725	OMEGA Healthcare Investors, Inc.	220,906
10,175	Pennsylvania Real Estate Investment Trust^	248,168
9,325	Realty Income Corp.^	238,907
14,500	Senior Housing Properties Trust	343,650
19,725	Sunstone Hotel Investors, Inc.^	315,797

		3,277,427

Road & Rail (0.8%):
7,200	Arkansas Best Corp.^	229,392
10,100	Saia, Inc.*	160,186

		389,578

Semiconductors & Semiconductor Equipment (3.3%):
10,975	Advanced Energy Industries, Inc.*	145,528
7,000	Cabot Microelectronics Corp.*^	225,050
7,075	Cymer, Inc.*	184,233
11,750	DSP Group, Inc.*	149,695
29,925	Entegris, Inc.*	215,161
15,050	Micrel, Inc.	139,514
13,025	MKS Instruments, Inc.*	278,735
13,800	Rudolph Technologies, Inc.*	134,826
10,500	Zoran Corp.*	143,430

		1,616,172

Software (1.0%):
2,500	MicroStrategy, Inc., Class A*^	184,975
42,675	TIBCO Software, Inc.*^	304,700

		489,675

Specialty Retail (1.5%):
11,550	Cato Corp.	172,557
5,825	Charlotte Russe Holdings, Inc.*^	101,005
7,375	G-III Apparel Group, Ltd.*	98,973
21,175	Rent-A-Center, Inc.*	388,561

		761,096

Textiles, Apparel & Luxury Goods (2.3%):
2,200	Deckers Outdoor Corp.*	237,204
4,650	Iconix Brand Group, Inc.*	80,678
6,900	Maidenform Brands, Inc.*	112,263
7,475	Movado Group, Inc.	145,688
4,600	Perry Ellis International, Inc.*	100,418
5,425	Skechers U.S.A., Inc., Class A*	109,639
8,925	Steven Madden, Ltd.*	152,885
7,000	Wolverine World Wide, Inc.^	203,070

		1,141,845

Thrifts & Mortgage Finance (1.6%):
10,775	Corus Bankshares, Inc.^	104,841

		Fair
Shares		Value
23,225	First Niagara Financial Group, Inc.^	$315,628
8,450	FirstFed Financial Corp.*^	229,417
10,100	Provident New York Bancorp	136,350

		786,236

Trading Companies & Distributors (0.6%):
10,100	Applied Industrial Technologies, Inc.	301,889

Total Common Stocks (Cost $54,692,993)		48,944,769

Deposit Account (1.3%):
618,819	TNT Offshore Deposit Account	618,819

Total Deposit Account (Cost $618,819)		618,819

Collateral For Securities On Loan (23.6%):
11,680,271	Allianz Dresdner Daily Asset Fund#	11,680,271

Total Collateral For Securities On Loan (Cost $11,680,271)		11,680,271

Total Investment Securities (Cost $66,992,083)(a)—123.9%		61,243,859
Net other assets (liabilities) — (23.9)%		(11,824,345)

NET ASSETS — 100.0%		$49,419,514

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of March 31, 2008.

#	Investment in affiliate.

(a)	Cost for federal income tax purposes is $67,238,727. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,535,282
Unrealized depreciation	(8,530,150)

Net unrealized depreciation	$(5,994,868)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	98.6%
Bermuda	1.0%
Puerto Rico	0.4%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.2%):
Aerospace & Defense (2.6%):
10,591	Cubic Corp.^	$301,102
17,527	Precision Castparts Corp.	1,789,156

		2,090,258

Auto Components (3.1%):
120,903	Superior Industries International, Inc.^	2,508,737

Chemicals (18.0%):
48,620	Mosaic Co., Inc.*	4,988,412
15,769	Penford Corp.^	342,660
28,716	Potash Corp. of Saskatchewan, Inc.	4,457,010
118,391	RPM International, Inc.	2,479,108
80,593	Sensient Technologies Corp.^	2,376,688

		14,643,878

Commercial Banks (8.0%):
142,860	Colonial Bancgroup, Inc.^	1,375,742
49,867	Comerica, Inc.	1,749,334
87,241	KeyCorp	1,914,940
53,783	Wachovia Corp.	1,452,141

		6,492,157

Communications Equipment (7.0%):
83,159	Nokia Oyj, ADR^	2,646,951
27,259	Research In Motion, Ltd.*	3,059,278

		5,706,229

Computers & Peripherals (3.2%):
18,059	Apple, Inc.*	2,591,467

Diversified Financial Services (2.7%):
50,828	JP Morgan Chase & Co.	2,183,063

Electric Utilities (2.1%):
70,276	Northeast Utilities	1,724,573

Electronic Equipment & Instruments (0.6%):
16,868	FLIR Systems, Inc.*^	507,558

Energy Equipment & Services (5.4%):
27,150	Cameron International Corp.*	1,130,526
3,698	Core Laboratories NV*^	441,171
47,858	National-Oilwell Varco, Inc.*	2,793,950

		4,365,647

Health Care Equipment & Supplies (1.9%):
4,809	Intuitive Surgical, Inc.*^	1,559,799

Household Durables (6.3%):
31,371	Garmin, Ltd.^	1,694,348
387,192	La-Z-Boy, Inc.^	3,229,181
15,682	Tempur-Pedic International, Inc.^	172,502

		5,096,031

Industrial Conglomerate (1.8%):
26,746	McDermott International, Inc.*	1,466,216

Insurance (2.3%):
36,544	Lincoln National Corp.	1,900,288

Internet & Catalog Retail (0.7%):
4,909	Priceline.com, Inc.*^	593,302

Machinery (0.4%):
6,897	Dynamic Materials Corp.^	297,950

Metals & Mining (7.9%):
11,411	AMCOL International Corp.^	356,366
44,108	BHP Billiton, Ltd., SP ADR^	2,904,512
30,303	Southern Copper Corp.^	3,146,360

		6,407,238

Multi-Utilities (8.6%):
53,539	Black Hills Corp.^	1,915,626
45,764	DTE Energy Co.^	1,779,762
121,434	NiSource, Inc.	2,093,522
100,388	PNM Resources, Inc.^	1,251,838

		7,040,748

Paper & Forest Products (2.3%):
68,434	MeadWestvaco Corp.	1,862,774

Semiconductors & Semiconductor Equipment (2.4%):
19,523	Cypress Semiconductor Corp.*	460,938
67,978	NVIDIA Corp.*	1,345,285

6,782	Sigma Designs, Inc.*^	153,748

		1,959,971

Textiles, Apparel & Luxury Goods (0.4%):
3,114	Deckers Outdoor Corp.*^	335,751

Thrifts & Mortgage Finance (7.1%):
122,643	New York Community Bancorp, Inc.^	2,234,555
132,216	People’s United Financial, Inc.	2,288,659
123,190	Washington Mutual, Inc.^	1,268,857

		5,792,071

Tobacco (3.4%):
41,727	Universal Corp.^	2,734,370

Total Common Stocks (Cost $86,734,845)		79,860,076

Deposit Account (2.7%):
2,173,708	NTRS London Deposit Account	2,173,708

Total Deposit Account (Cost $2,173,708)		2,173,708

Collateral For Securities On Loan (31.7%):
25,797,893	Northern Trust Liquid Institutional Asset Portfolio	25,797,893

Total Collateral For Securities On Loan(Cost $25,797,893)		25,797,893

Total Investment Securities (Cost $114,706,446)(a)—132.6%		107,831,677
Net other assets (liabilities) — (32.6)%		(26,504,748)

NET ASSETS — 100.0%		$81,326,929

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

ADR	American Depository Receipt

(a)	Cost for federal income tax purposes is $116,312,981. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,247,615
Unrealized depreciation	(12,728,919)

Net unrealized depreciation	$(8,481,304)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	79.7%
Canada	9.2%
Australia	3.5%
Finland	3.2%
Cayman Islands	2.1%
Panama	1.8%
Netherlands	0.5%
100%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.6%):
Airline (0.8%):
115,100	SkyWest, Inc.^	$2,430,912

Auto Components (0.4%):
80,000	Gentex Corp.^	1,372,000

Automobiles (3.1%):
153,000	Monaco Coach Corp.^	1,450,440
170,500	Thor Industries, Inc.^	5,075,785
193,000	Winnebago Industries, Inc.^	3,261,700

		9,787,925

Building Products (4.7%):
115,000	American Woodmark Corp.^	2,364,400
204,000	Apogee Enterprises, Inc.	3,141,600
115,000	Simpson Manufacturing Co., Inc.^	3,125,700
194,025	Universal Forest Products, Inc.^	6,247,605

		14,879,305

Chemicals (4.3%):
73,700	Airgas, Inc.	3,351,139
105,000	Cabot Corp.^	2,940,000
188,900	RPM International, Inc.	3,955,566
257,500	Westlake Chemical Corp.^	3,360,375

		13,607,080

Commercial Banks (0.9%):
107,800	Chemical Financial Corp.^	2,569,952
14,700	Peoples Bancorp, Inc.^	354,417

		2,924,369

Commercial Services & Supplies (4.2%):
178,100	ABM Industries, Inc.^	3,996,564
127,200	Brady Corp., Class A	4,252,296
119,600	Mine Safety Appliances Co.^	4,926,324

		13,175,184

Communications Equipment (1.0%):
186,900	Avocent Corp.*^	3,158,610

Computers & Peripherals (0.3%):
25,000	Diebold, Inc.^	938,750

Construction & Engineering (0.1%):
12,600	Emcor Group, Inc.*^	279,846

Containers & Packaging (1.0%):
76,800	AptarGroup, Inc.	2,989,824

Diversified Consumer Services (1.6%):
188,000	Regis Corp.^	5,168,120

Electric Utilities (0.5%):
129,500	Sierra Pacific Resources	1,635,585

Electrical Equipment (1.1%):
4,000	A.O. Smith Corp.	131,480
85,000	Franklin Electric Co., Inc.^	2,904,450
9,900	Powell Industries, Inc.*	389,763

		3,425,693

Electronic Equipment & Instruments (2.6%):
220,000	Benchmark Electronics, Inc.*^	3,949,000
44,300	Mettler-Toledo International, Inc.*	4,302,416

		8,251,416

Energy Equipment & Services (5.5%):
23,200	Atwood Oceanics, Inc.*^	2,127,904
85,000	Bristow Group, Inc.*^	4,561,950
35,400	Global Industries, Ltd.*^	569,586
72,700	Oil States International, Inc.*^	3,257,687
51,100	Rowan Cos., Inc.^	2,104,298
28,700	Tidewater, Inc.^	1,581,657
55,000	Unit Corp.*^	3,115,750

		17,318,832

Food & Staples Retailing (1.2%):
163,700	Casey’s General Stores, Inc.	3,699,620

Gas Utilities (0.9%):
15,600	Atmos Energy Corp.^	397,800
40,600	Energen Corp.	2,529,380

		2,927,180

Health Care Equipment & Supplies (2.1%):
37,500	Hillenbrand Industry, Inc.^	1,792,500
96,200	STERIS Corp.^	2,581,046
50,500	West Pharmaceutical Services, Inc.^	2,233,615

		6,607,161

Household Durables (7.0%):
1,000	Bassett Furniture Industries, Inc.^	12,340
100,400	D. R. Horton, Inc.	1,581,300
145,000	Ethan Allen Interiors, Inc.^	4,122,350
144,000	Hooker Furniture Corp.^	3,216,960
345,000	La-Z-Boy, Inc.^	2,877,300
105,000	M.D.C. Holdings, Inc.^	4,597,950
215,000	M/I Homes, Inc.^	3,650,700
148,100	Russ Berrie & Co., Inc.*^	2,082,286

		22,141,186

Industrial Conglomerates (1.8%):
100,000	Carlisle Cos., Inc.^	3,344,000
46,600	Teleflex, Inc.^	2,223,286

		5,567,286

Insurance (11.9%):
21,400	American National Insurance Co.^	2,283,380
111,700	Arthur J. Gallagher & Co.^	2,638,354
229,700	Aspen Insurance Holdings, Ltd.^	6,059,486
39,500	Erie Indemnity Co., Class A^	2,022,005
146,700	IPC Holdings, Ltd.^	4,107,600
300,000	Montpelier Re Holdings, Ltd.^	4,815,000
400,000	Old Republic International Corp.^	5,164,000
97,000	Protective Life Corp.^	3,934,320
55,000	RLI Corp.^	2,726,350
403,500	Security Capital Assurance, Ltd.^	209,820
75,000	StanCorp Financial Group, Inc.^	3,578,250

		37,538,565

Leisure Equipment & Products (1.0%):
190,000	Brunswick Corp.^	3,034,300

Machinery (8.6%):
68,800	Briggs & Stratton Corp.^	1,231,520
64,500	CIRCOR International, Inc.^	2,983,125
15,100	CNH Global NV^	785,653
137,000	Graco, Inc.^	4,967,620
114,800	Kennametal, Inc.^	3,378,564
143,600	Mueller Industries, Inc.	4,142,860

		Fair
Shares		Value
51,200	Nordson Corp.^	2,757,120
1,900	Timken Co.	56,468
39,300	Trinity Industries, Inc.^	1,047,345
430,000	Wabash National Corp.^	3,865,700
68,100	Watts Water Technologies, Inc., Class A^	1,908,843

		27,124,818

Marine (1.2%):
28,800	General Maritime Corp.^	679,968
72,400	Teekay Shipping Corp.^	3,074,828

		3,754,796

Metals & Mining (9.4%):
433,000	Gerdau Ameristeel Corp.^	6,109,630
340,000	Gibraltar Industries, Inc.^	3,988,200
117,400	Reliance Steel & Aluminum Co.^	7,027,564
375,200	Steel Dynamics, Inc.	12,396,608

		29,522,002

Multiline Retail (1.3%):
200,000	Fred’s, Inc.	2,050,000
394,435	Tuesday Morning Corp.*^	2,043,174

		4,093,174

Oil, Gas & Consumable Fuels (2.8%):
34,800	Arch Coal, Inc.	1,513,800
111,800	Helix Energy Solutions Group, Inc.*^	3,521,700
51,600	Overseas Shipholding Group, Inc.^	3,614,064

		8,649,564

Paper & Forest Products (1.3%):
26,200	Abitibibowater, Inc.*^	338,242
245,000	Glatfelter^	3,701,950
14,100	Mercer International, Inc.*^	98,277

		4,138,469

Real Estate Investment Trusts (REITs) (0.1%):
30,400	Arbor Realty Trust, Inc.^	458,432

Road & Rail (2.3%):
34,600	Dollar Thrifty Automotive Group, Inc.*^	471,944
175,000	Genesee & Wyoming, Inc., Class A*^	6,020,000
20,900	Kansas City Southern Industries, Inc.*^	838,299

		7,330,243

Semiconductors & Semiconductor Equipment (1.1%):
131,000	Cohu, Inc.^	2,128,750
69,300	OmniVision Technologies, Inc.*^	1,165,626

		3,294,376

Specialty Retail (4.8%):
250,000	Christopher & Banks Corp.^	2,497,500
110,000	Group 1 Automotive, Inc.^	2,582,800
12,800	Gymboree Corp.*^	510,464
2,700	HOT Topic, Inc.*^	11,637
94,700	Men’s Wearhouse, Inc.^	2,203,669
465,000	Pier 1 Imports, Inc.*^	2,920,200
118,600	West Marine, Inc.*^	826,642
171,000	Zale Corp.*^	3,378,960

		14,931,872

Textiles, Apparel & Luxury Goods (3.1%):
289,000	Brown Shoe Co., Inc.^	4,355,230
32,800	Timberland Co., Class A*^	450,344
121,800	Warnaco Group, Inc. (The)*^	4,803,792

		9,609,366

Thrifts & Mortgage Finance (2.6%):
207,600	Corus Bankshares, Inc.^	2,019,948
175,000	PMI Group, Inc.^	1,018,500
575,000	TrustCo Bank Corp.^	5,111,750

		8,150,198

Total Common Stocks (Cost $315,470,024)		303,916,059

Deposit Account (3.2%):
10,131,174	TNT Offshore Deposit Account	10,131,174

Total Deposit Account (Cost $10,131,174)		10,131,174

Collateral For Securities On Loan (46.3%):
145,483,794	Northern Trust Liquid Institutional Asset Portfolio	145,483,794

Total Collateral For Securities On Loan (Cost $145,483,794)		145,483,794

Total Investment Securities (Cost $471,084,992)—146.1%		459,531,027
Net other assets (liabilities)(a) — (46.1)%		(145,011,117)

NET ASSETS — 100.0%		$314,519,910

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $471,742,681. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$46,963,757
Unrealized depreciation	(59,175,411)

Net unrealized depreciation	$(12,211,654)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	91.7%
Bermuda	4.8%
Canada	2.0%
Marshall Islands	1.0%
Netherlands	0.3%
Greece	0.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

Shares.		Fair Value
Common Stocks (97.4%):
Aerospace & Defense (2.6%):
124,400	United Technologies Corp.	$8,561,208

Beverages (3.5%):
186,800	Coca-Cola Co.	11,370,516

Biotechnology (8.1%):
174,300	Amgen, Inc.*	7,282,254
80,300	Genentech, Inc.*	6,518,754
251,000	Gilead Sciences, Inc.*	12,934,030

		26,735,038

Capital Markets (2.4%):
231,500	Charles Schwab Corp.	4,359,145
20,800	Goldman Sachs Group, Inc.	3,440,112

		7,799,257

Chemicals (4.1%):
121,000	Monsanto Co.	13,491,500

Commercial Services & Supplies (2.5%):
249,500	Waste Management, Inc.	8,373,220

Communications Equipment (7.7%):
299,900	Cisco Systems, Inc.*	7,224,591
203,200	QUALCOMM, Inc.	8,331,200
86,000	Research In Motion, Ltd.*	9,651,780

		25,207,571

Computers & Peripherals (2.6%):
58,800	Apple, Inc.*	8,437,800

Consumer Finance (4.1%):
455,500	SLM Corp.*	6,991,925
106,700	Visa, Inc., Class A*	6,653,812

		13,645,737

Diversified Consumer Services (4.8%):
447,000	Career Education Corp.*	5,685,840
482,300	H&R Block, Inc.	10,012,548

		15,698,388

Electrical Equipment (2.1%):
30,200	First Solar, Inc.*	6,980,428

Energy Equipment & Services (1.2%):
104,000	Halliburton Co.	4,090,320

Food & Staples Retailing (2.1%):
132,100	Wal-Mart Stores, Inc.	6,959,028

Food Products (5.1%):
174,700	Cadbury Schweppes plc, ADR	7,725,234
373,500	ConAgra Foods, Inc.	8,945,325

		16,670,559

Independent Power Producers & Energy Traders (2.4%):
202,100	NRG Energy, Inc.*	7,879,879

Insurance (2.1%):
159,100	American International Group, Inc.	6,881,075

Internet & Catalog Retail (2.5%):
117,400	Amazon.com, Inc.*	8,370,620

Internet Software & Services (2.4%):
18,200	Google, Inc., Class A*	8,016,554

Life Sciences Tools & Services (2.9%):
170,000	Thermo Fisher Scientific, Inc.*	9,662,800

Media (4.2%):
463,800	Comcast Corp., Class A	8,969,892
421,600	XM Satellite Radio Holdings, Inc., Class A*	4,898,992

		13,868,884

Multi-Utilities (2.0%):
121,300	Sempra Energy	6,462,864

Oil, Gas & Consumable Fuels (7.9%):
188,400	Marathon Oil Corp.	8,591,040
282,200	Southwestern Energy Co.*	9,507,318
83,100	Suncor Energy, Inc.	8,006,685

		26,105,043

Pharmaceuticals (9.2%):
173,700	Abbott Laboratories	9,579,555
170,500	Elan Corp. plc, ADR*	3,556,630
99,000	Roche Holding AG, ADR	9,353,975
188,300	Wyeth	7,863,408

		30,353,568

Software (4.1%):
157,800	Adobe Systems, Inc.*	5,616,102
469,300	Symantec Corp.*	7,799,766

		13,415,868

Wireless Telecommunication Services (4.8%):
201,800	NII Holdings, Inc., Class B*	6,413,204
1,398,500	Sprint Nextel Corp.	9,355,965

		15,769,169

Total Common Stocks (Cost $314,275,171)		320,806,894

Deposit Account (2.6%):
8,528,626	NTRS London Deposit Account	8,528,626

Total Deposit Account (Cost $8,528,626)		8,528,626

Collateral For Securities On Loan (11.4%):
37,504,966	Northern Trust Liquid Institutional Asset Portfolio	37,504,966

Total Collateral For Securities On Loan (Cost $37,504,966)		37,504,966

Total Investments Securities (Cost $360,308,763)(a)—111.4%		366,840,486
Net other assets (liabilities) — (11.4)%		(37,447,285)

NET ASSETS — 100.0%		$329,393,201

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Limited Co.

(a)	Cost for federal income tax purposes is $365,330,382. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$27,997,247
Unrealized depreciation	(26,487,143)

Net unrealized appreciation	$1,510,104

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	88.3%
Canada	5.4%
Switzerland	2.8%
United Kingdom	2.4%
Ireland	1.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Schedule of Portfolio Investments
(Unaudited)
March 31, 2008

		Fair
Shares		Value
Common Stocks (96.0%):
Aerospace & Defense (3.3%):
10,700	Raytheon Co.	$691,327
16,200	United Technologies Corp.	1,114,884

		1,806,211

Beverages (3.6%):
18,600	Coca-Cola Co.	1,132,182
11,400	PepsiCo, Inc.	823,080

		1,955,262

Biotechnology (7.4%):
16,600	Genentech, Inc.*	1,347,588
51,700	Gilead Sciences, Inc.*	2,664,101

		4,011,689

Capital Markets (4.6%):
51,100	Charles Schwab Corp.	962,213
3,400	Goldman Sachs Group, Inc.	562,326
15,300	Lazard, Ltd., Class A	584,460
10,000	Merrill Lynch & Co., Inc.	407,400

		2,516,399

Chemicals (3.2%):
15,400	Monsanto Co.	1,717,100

Communications Equipment (9.5%):
67,200	Cisco Systems, Inc.*	1,618,848
24,900	Nokia Oyj, ADR	792,567
26,100	QUALCOMM, Inc.	1,070,100
14,800	Research In Motion, Ltd.*	1,661,004

		5,142,519

Computers & Peripherals (4.5%):
7,700	Apple, Inc.*	1,104,950
29,200	Hewlett-Packard Co.	1,333,272

		2,438,222

Consumer Finance (1.5%):
13,400	Visa, Inc., Class A*	835,624

Diversified Financial Services (0.9%):
7,600	NYSE Euronext	468,996

Electrical Equipment (2.7%):
20,000	ABB, Ltd., ADR	538,400
4,000	First Solar, Inc.*	924,560

		1,462,960

Energy Equipment & Services (2.1%):
13,000	Schlumberger, Ltd.	1,131,000

Food & Staples Retailing (4.0%):
12,600	Costco Wholesale Corp.	818,622
20,600	CVS Caremark Corp.	834,506
16,200	Whole Foods Market, Inc.	534,114

		2,187,242

Health Care Equipment & Supplies (5.7%):
7,600	Alcon, Inc.	1,081,100
15,600	Baxter International, Inc.	901,992
5,900	Hologic, Inc.*	328,040
18,300	St. Jude Medical, Inc.*	790,377

		3,101,509

Hotels, Restaurants & Leisure (1.9%):
3,200	Las Vegas Sands Corp.*	235,648
23,800	Marriott International, Inc., Class A	817,768

		1,053,416

Household Products (2.2%):
15,100	Colgate-Palmolive Co.	1,176,441

Industrial Conglomerate (2.0%):
29,300	General Electric Co.	1,084,393

Internet & Catalog Retail (1.8%):
13,400	Amazon.com, Inc.*	955,420

Internet Software & Services (4.4%):
18,100	Akamai Technologies, Inc.*	509,696
4,300	Google, Inc., Class A*	1,894,021

		2,403,717

IT Services (1.3%):
19,800	Infosys Technologies, Ltd., ADR	708,246

Life Sciences Tools & Services (2.0%):
19,000	Thermo Fisher Scientific, Inc.*	1,079,960

Media (4.0%):
46,000	News Corp.	862,500
42,000	Walt Disney Co. (The)	1,317,960

		2,180,460

Multiline Retail (0.4%):
19,900	Saks, Inc.*	248,153

Oil, Gas & Consumable Fuels (3.4%):
17,000	Marathon Oil Corp.	775,200
9,000	Occidental Petroleum Corp.	658,530
13,100	Southwestern Energy Co.*	441,339

		1,875,069

Pharmaceuticals (11.5%):
25,200	Abbott Laboratories	1,389,780
15,700	Elan Corp. plc, ADR*	327,502
22,600	Merck & Co., Inc.	857,670
26,300	Mylan, Inc.	305,080
12,400	Roche Holding AG, ADR	1,171,609
31,000	Schering Plough Corp.	446,710
23,300	Teva Pharmaceutical Industries, Ltd., ADR	1,076,227
15,800	Wyeth	659,808

		6,234,386

Software (4.9%):
26,200	Adobe Systems, Inc.*	932,458
60,400	Microsoft Corp.	1,714,152

		2,646,610

Textiles, Apparel & Luxury Goods (2.7%):
15,000	Coach, Inc.*	452,250

		Fair
Shares		Value
14,600	Nike, Inc., Class B	$992,800

		1,445,050

Water Utilities (0.5%):
4,200	Veolia Environnement, ADR	293,706

Total Common Stocks (Cost $49,420,919)		52,159,760

Deposit Account (3.6%):
1,959,435	NTRS London Deposit Account	1,959,435

Total Deposit Account (Cost $1,959,435)		1,959,435

Collateral For Securities On Loan (13.6%):
7,370,838	Northern Trust Liquid Institutional Asset Portfolio	7,370,838

Total Collateral For Securities On Loan (Cost $7,370,838)		7,370,838

Total Investment Securities (Cost $58,751,192) (a)—113.2%		61,490,033
Net other assets (liabilities) — (13.2)%		(7,154,367)

NET ASSETS — 100.0%		$54,335,666

Percentages indicated are based on net assets as of March 31, 2008.

* Non-income producing security

ADR American Depository Receipt

PLC Public Limited Co.

(a) Cost for federal income tax purposes is $59,334,493. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,929,250
Unrealized depreciation	(2,773,710)

Net unrealized appreciation	$2,155,540

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	82.6%
Switzerland	5.2%
Canada	3.1%
Netherlands	2.1%
Israel	2.0%
Finland	1.5%
India	1.3%
Bermuda	1.1%
Ireland	0.6%
France	0.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Schedule of Portfolio Investments
(Unaudited)
March 31, 2008

		Fair
Shares		Value
Common Stocks (97.9%):
Air Freight & Logistics (2.8%):
51,000	FedEx Corp.	$4,726,170

Capital Markets (1.9%):
78,300	Merrill Lynch & Co., Inc.	3,189,942

Communications Equipment (17.0%):
297,900	Cisco Systems, Inc.*	7,176,411
345,600	Nokia Oyj, ADR^	11,000,448
251,500	QUALCOMM, Inc.	10,311,500

		28,488,359

Construction & Engineering (9.5%):
54,200	Foster Wheeler, Ltd.*	3,068,804
275,100	Quanta Services, Inc.*^	6,374,067
139,100	Shaw Group, Inc.*^	6,557,174

		16,000,045

Consumer Finance (0.3%):
7,700	Visa, Inc., Class A*	480,172

Diversified Financial Services (4.6%):
193,300	Citigroup, Inc.	4,140,486
92,200	NASDAQ Stock Market, Inc.*^	3,564,452

		7,704,938

Electric Utilities (1.4%):
20,800	Vestas Wind Systems A/S*	2,276,498

Electrical Equipment (5.4%):
86,300	General Cable Corp.*^	5,097,741
109,800	Thomas & Betts Corp.*	3,993,426

		9,091,167

Food Products (4.1%):
69,500	Cadbury Schweppes plc, ADR	3,073,290
122,300	Kraft Foods, Inc.	3,792,523

		6,865,813

Industrial Conglomerate (4.7%):
214,300	General Electric Co.	7,931,243

Insurance (4.4%):
172,300	American International Group, Inc.	7,451,975

Internet & Catalog Retail (5.2%):
122,500	Amazon.com, Inc.*^	8,734,250

Internet Software & Services (14.9%):
325,700	eBay, Inc.*	9,718,888
6,175	Google, Inc., Class A*	2,719,902
433,700	Yahoo!, Inc.*^	12,546,941

		24,985,731

Machinery (2.5%):
53,400	Caterpillar, Inc.^	4,180,686

Media (4.1%):
597,100	XM Satellite Radio Holdings, Inc., Class A*^	6,938,302

Semiconductors & Semiconductor Equipment (3.4%):
204,000	Texas Instruments, Inc.	5,767,080

Software (6.3%):
125,500	Electronic Arts, Inc.*	6,264,960
230,100	Red Hat, Inc.*^	4,231,539

		10,496,499

Thrifts & Mortgage Finance (3.6%):
235,100	Freddie Mac	5,952,732

Water Utilities (1.8%):
42,700	Veolia Environnement^	2,976,180

Total Common Stocks (Cost $171,854,577)		164,237,782

Deposit Account (2.1%):
3,450,540	NTRS London Deposit Account	3,450,540

Total Deposit Account (Cost $3,450,540)		3,450,540

Collateral For Securities On Loan (28.3%):
47,369,880	Northern Trust Liquid Institutional Asset Portfolio	47,369,880

Total Collateral For Securities On Loan (Cost $47,369,880)		47,369,880

Total Investment Securities (Cost $222,674,997)(a)—128.3%		215,058,202
Net other assets (liabilities) — (28.3)%		(47,385,218)

NET ASSETS — 100.0%		$167,672,984

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of March 31, 2008.

ADR American Depository Receipt

PLC Public Limited Co.

(a)	Cost for federal income tax purposes is $224,584,766. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,301,927
Unrealized depreciation	(17,828,491)

Net unrealized depreciation	$(9,526,564)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United states	86.6%
Finland	6.6%
United Kingdom	1.8%
Bermuda	1.8%
France	1.8%
Denmark	1.4%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Schedule of Portfolio Investments
(Unaudited)
March 31, 2008

		Fair
Shares		Value
Common Stocks (96.1%):
Biotechnology (1.7%):
130,900	Amgen, Inc.*	$5,469,002

Capital Markets (2.5%):
12,800	Goldman Sachs Group, Inc.	2,116,992
143,800	Merrill Lynch & Co., Inc.	5,858,412

		7,975,404

Commercial Banks (1.0%):
114,200	Wachovia Corp.	3,083,400

Communications Equipment (2.2%):
290,400	Cisco Systems, Inc.*	6,995,736

Computers & Peripherals (5.9%):
216,700	Hewlett-Packard Co.	9,894,522
75,500	International Business Machines Corp.	8,693,070

		18,587,592

Construction & Engineering (2.0%):
127,700	Centex Corp.	3,091,617
223,000	Pulte Homes, Inc.	3,244,650

		6,336,267

Consumer Finance (2.5%):
128,800	Capital One Financial Corp.	6,339,536
24,800	Visa, Inc., Class A*	1,546,528

		7,886,064

Diversified Financial Services (8.0%):
461,700	Citigroup, Inc.	9,889,614
360,300	JP Morgan Chase & Co.	15,474,885

		25,364,499

Diversified Telecommunication Services (3.2%):
2,190,400	Qwest Communications International, Inc.^	9,922,512

Health Care Providers & Services (8.6%):
335,100	Aetna, Inc.	14,104,359
379,900	UnitedHealth Group, Inc.	13,053,364

		27,157,723

Household Durables (0.8%):
37,400	Beazer Homes USA, Inc.^	353,430
64,500	Ryland Group, Inc. (The)	2,121,405

		2,474,835

Independent Power Producers & Energy Traders (6.4%):
1,211,800	AES Corp. (The)*^	20,200,706

Industrial Conglomerate (4.0%):
339,200	General Electric Co.	12,553,792

Insurance (3.2%):
236,500	American International Group, Inc.^	10,228,625

Internet & Catalog Retail (8.0%):
279,900	Amazon.com, Inc.*	19,956,870
242,000	Expedia, Inc.*	5,297,380

		25,254,250

Internet Software & Services (11.9%):
440,800	eBay, Inc.*	13,153,472
22,125	Google, Inc., Class A*	9,745,399
509,400	Yahoo!, Inc.*	14,736,942

		37,635,813

Leisure Equipment & Products (3.0%):
541,000	Eastman Kodak Co.	9,559,470

Media (2.7%):
605,900	Time Warner, Inc.	8,494,718

Metals & Mining (0.5%):
24,900	Nucor Corp.	1,686,726

Multiline Retail (5.6%):
133,800	J.C. Penney Co., Inc.	5,045,598
123,400	Sears Holdings Corp.*^	12,597,906

		17,643,504

Semiconductors & Semiconductor Equipment (1.8%):
205,500	Texas Instruments, Inc.	5,809,485

Software (4.1%):
262,600	CA, Inc.	5,908,500
137,700	Electronic Arts, Inc.*	6,873,984

		12,782,484

Thrifts & Mortgage Finance (4.9%):
746,400	Countrywide Credit Industries, Inc.^	4,105,200
442,300	Freddie Mac	11,199,036

		15,304,236

Wireless Telecommunication Services (1.6%):
731,700	Sprint Nextel Corp.^	4,895,073

Total Common Stocks (Cost $353,852,053)		303,301,916

Deposit Account (4.1%):
13,095,949	NTRS London Deposit Account	13,095,949

Total Deposit Account (Cost $13,095,949)		13,095,949

Collateral For Securities On Loan (5.1%):
16,041,532	Northern Trust Liquid Institutional Asset Portfolio	16,041,532

Total Collateral For Securities On Loan (Cost $16,041,532)		16,041,532

Total Investment Securities (Cost $382,989,534)(a)—105.3%		332,439,397

Net other assets (liabilities) — (5.3)%		(16,845,834)

NET ASSETS — 100.0%		$315,593,563

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of March 31, 2008.

(a)	Cost for federal income tax purposes is $385,350,998. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$23,705,243
Unrealized depreciation	(76,616,844)

Net unrealized depreciation	$(52,911,601)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	100.0%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Schedule of Portfolio Investments
(Unaudited)
March 31, 2008

		Fair
Shares		Value
Common Stocks (96.4%):
Beverages (5.4%):
116,611	Coca-Cola Co.	$7,098,112
75,452	PepsiCo, Inc.	5,447,634

		12,545,746

Biotechnology (16.5%):
230,476	Amgen, Inc.*	9,629,287
137,190	Biogen, Inc.*	8,463,251
205,784	Genentech, Inc.*	16,705,545
137,187	Vertex Pharmaceuticals, Inc.*^	3,277,398

		38,075,481

Capital Markets (5.1%):
137,507	Lehman Brothers Holdings, Inc.	5,175,764
163,941	Merrill Lynch & Co., Inc.	6,678,956

		11,854,720

Communications Equipment (5.7%):
274,384	Cisco Systems, Inc.*	6,609,911
157,766	QUALCOMM, Inc.	6,468,406

		13,078,317

Diversified Financial Services (3.3%):
195,493	NASDAQ Stock Market, Inc.*	7,557,759

Food Products (3.7%):
137,194	W.M. Wrigley Jr. Co.^	8,621,271

Health Care Equipment & Supplies (2.4%):
113,183	Medtronic, Inc.	5,474,662

Household Products (3.1%):
102,889	Procter & Gamble Co.	7,209,432

Insurance (8.3%):
144,049	American International Group, Inc.^	6,230,119
96	Berkshire Hathaway, Inc., Class A*	12,806,400

		19,036,519

Internet & Catalog Retail (9.2%):
253,798	Amazon.com, Inc.*^	18,095,797
147,477	InterActive Corp.*	3,061,623

		21,157,420

Internet Software & Services (6.9%):
274,383	Akamai Technologies, Inc.*^	7,726,625
274,384	eBay, Inc.*	8,187,619

		15,914,244

Media (4.3%):
322,392	Time Warner, Inc.	4,519,936
171,484	Walt Disney Co. (The)	5,381,168

		9,901,104

Multiline Retail (1.8%):
41,160	Sears Holdings Corp.*^	4,202,024

Pharmaceuticals (2.8%):
99,465	Johnson & Johnson Co.	6,452,294

Semiconductors & Semiconductor Equipment (7.2%):
339,546	Intel Corp.	7,191,584
336,110	Texas Instruments, Inc.	9,501,830

		16,693,414

Software (8.4%):
157,771	Electronic Arts, Inc.*	7,875,928
157,769	Microsoft Corp.	4,477,484

Software, continued
384,130	Red Hat, Inc.*^	$7,064,151

		19,417,563

Specialty Retail (2.3%):
185,206	Home Depot, Inc.^	5,180,212

Total Common Stocks (Cost $205,491,689)		222,372,182

U.S. Government Agency Mortgage (3.7%):
$8,465,000	Federal Home Loan Bank, 1.50%, 4/1/08(a)	8,465,000

Total U.S. Government Agency Mortgage (Cost $8,465,000)		8,465,000

Deposit Account (0.0%):
1,540	NTRS London Deposit Account	1,540

Total Deposit Account (Cost $1,540)		1,540

Collateral For Securities On Loan (17.5%):
40,348,181	Allianz Dresdner Daily Asset Fund#	40,348,181

Total Collateral For Securities On Loan (Cost $40,348,181)		40,348,181

Total Investment Securities (Cost $254,306,410) (b)—117.6%		271,186,903
Net other assets (liabilities) — (17.6)%		(40,523,364)

NET ASSETS — 100.0%		$230,663,539

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of March 31, 2008.

#	Investment in affiliate.

(a)	The rate presented represents the effective yield at March 31, 2008.

(b)	Cost for federal income tax purposes is $258,994,825. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$28,283,252
Unrealized depreciation	(16,091,174)

Net unrealized appreciation	$12,192,078

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments
(Unaudited)
March 31, 2008

Principal		Fair
Amount		Value
Certificates of Deposit (29.1%):
Domestic Certificate of Deposit (11.8%):
$10,000,000	American Express Bank, FSB, 2.85%, 4/11/08	$10,000,000
1,000,000	American Express Centurion Bank, 2.60%, 4/25/08	1,000,000
7,000,000	HSBC Bank USA, 2.91%, 6/9/08	7,000,000
10,000,000	HSBC Bank USA, 2.48%, 6/19/08	10,000,000
25,000,000	Regions Bank, 2.99%, 5/21/08	25,000,000
5,000,000	State Street Bank & Trust Co., 2.90%, 5/5/08	5,000,000
10,000,000	State Street Bank & Trust Co., 2.45%, 5/16/08	10,000,000
19,000,000	State Street Bank & Trust Co., 2.80%, 6/10/08	19,000,000

		87,000,000

Yankee Dollar Certificate of Deposit (17.3%):
20,000,000	Banco Bilbao Vizcaya Argentaria, NY, 2.45%, 4/21/08	20,000,000
15,000,000	Banco Bilbao Vizcaya Argentaria, NY, 2.74%, 6/17/08	15,000,000
15,000,000	Bank of Montreal, Chicago, 3.15%, 4/28/08	15,000,000
2,000,000	Bank of Scotland Group PLC NY, 4.39%, 7/7/08	2,000,000
5,000,000	Barclays Bank PLC NY, 5.20%, 4/11/08	5,000,000
10,000,000	BNP Paribas, NY, 2.51%, 6/19/08	10,000,000
4,025,000	BNP Paribas, NY, 4.50%, 7/1/08	4,025,000
20,000,000	Royal Bank of Scotland Group PLC, NY, 2.81%, 6/12/08	20,000,000
15,000,000	Svenska Handelsbanken AB, NY, 3.02%, 4/28/08	15,000,000
10,000,000	Svenska Handelsbanken AB, NY, 3.00%, 5/13/08	10,000,000
10,000,000	Toronto-Dominion Bank, NY, 3.00%, 5/20/08	10,000,000
2,000,000	UBS AG Stamford Branch, 2.95%, 6/6/08	2,000,000

		128,025,000

Total Certificates of Deposit (Cost $215,025,000)		215,025,000

Commercial Paper (45.1%):(a)
Asset Backed Securities (24.5%):
3,000,000	Amstel Funding Corp., 4.78%, 4/2/08 (a)	2,999,607
7,528,000	Amstel Funding Corp., 3.00%, 5/7/08 (a)	7,505,491
2,000,000	Atlantic Asset Securitization Corp., 3.09%, 4/10/08 (a)(b)	1,998,460
7,000,000	Atlantis One Funding Corp., 4.63%, 4/2/08 (a)(b)	6,999,110
3,000,000	Atlantis One Funding Corp., 3.10%, 5/14/08 (a)(b)	2,988,963
12,660,000	Barton Capital Corp., 3.10%, 4/1/08 (a)(b)	12,660,000
9,000,000	CAFCO LLC, 3.05%, 5/1/08 (a) (b)	8,977,275
10,000,000	CAFCO LLC, 2.73%, 5/7/08 (a) (b)	9,972,800
1,655,000	Chariot Funding LLC, 3.22%, 4/7/08 (a)(b)	1,654,117
10,000,000	Chariot Funding LLC, 2.85%, 4/11/08 (a)(b)	9,992,083
5,000,000	Chariot Funding LLC, 2.81%, 4/28/08 (a)(b)	4,989,500
11,000,000	CRC Funding LLC, 3.33%, 4/28/08 (a)	10,972,775
500,000	CRC Funding LLC, 3.07%, 5/9/08 (a)	498,390
25,000,000	Falcon Asset Securitization Co. LLC, 3.20%, 4/24/08 (a)(b)	24,949,368
6,000,000	Falcon Asset Securitization Co. LLC, 3.10%, 5/20/08 (a)(b)	5,974,847
3,500,000	Govco LLC, 3.89%, 4/14/08 (a) (b)	3,495,134
13,000,000	Old Line Funding LLC, 3.26%, 4/18/08 (a)(b)	12,980,110
5,000,000	Park Avenue Receivables Co. LLC, 3.84%, 4/18/08 (a)	4,991,028
9,000,000	Park Avenue Receivables Co. LLC, 3.28%, 4/22/08 (a)	8,982,938
5,000,000	Thames Asset Global Securitization, 3.89%, 4/18/08 (a)(b)	4,990,910
10,000,000	Thames Asset Global Securitization, 2.76%, 5/27/08 (a)(b)	9,957,222
3,000,000	Windmill Funding Corp., 3.23%, 4/21/08 (a)(b)	2,994,650
4,500,000	Windmill Funding Corp., 3.22%, 5/2/08 (a)(b)	4,487,600
15,000,000	Yorktown Capital LLC, 3.85%, 4/11/08 (a)(b)	14,984,083

		180,996,461

Commercial Banks (19.6%):
10,942,000	Danske Corp., 2.79%, 4/14/08 (a) (b)	10,931,016
30,000,000	Dexia Delaware LLC, 3.01%, 5/22/08 (a)	29,872,925
6,000,000	Dexia Delaware LLC, 2.52%, 6/18/08 (a)	5,967,500
5,000,000	JP Morgan Chase & Co., 3.02%, 5/5/08 (a)	4,985,833
25,000,000	Lloyds TSB Bank PLC, 2.53%, 4/24/08 (a)	24,959,750
1,250,000	Svenska Handelsbanken, Inc., 2.55%, 4/17/08 (a)	1,248,583
28,000,000	UBS Finance Delaware LLC, 3.14%, 4/24/08 (a)	27,944,187
5,000,000	UBS Finance Delaware LLC, 2.76%, 5/1/08 (a)	4,988,542
15,000,000	UniCredito Italiano Bank (Ireland) PLC, 4.74%, 4/3/08 (a)(b)	14,996,100

Principal		Fair
Amount		Value
9,000,000	UniCredito Italiano Bank (Ireland) PLC, 4.13%, 4/22/08 (a)(b)	8,978,580
$2,000,000	UniCredito Italiano Bank (Ireland) PLC, 3.07%, 5/5/08 (a)(b)	$1,994,239
8,000,000	Unicredito Italiano Bank (Ireland) PLC, 2.96%, 6/5/08 (a)(b)	7,957,533

		144,824,788

Diversified Financial Services (0.9%):
3,200,000	General Electric Capital Corp., 2.60%, 6/11/08 (a)	3,183,717
3,650,000	General Electric Capital Corp., 3.91%, 7/10/08 (a)	3,611,168

		6,794,885

Insurance (0.1%):
1,000,000	ING America Insurance Holdings, Inc., 2.46%, 6/17/08 (a)	994,760

Total Commercial Paper (Cost $333,610,894)		333,610,894

Corporate Bonds (19.4%):
Automobiles (0.7%):
5,000,000	BMW US Capital LLC, 3.09%, 9/4/08 (b)(c)	5,000,000

Commercial Banks (10.4%):
5,000,000	Australia & New Zealand Banking, 3.00%, 7/3/08 (b)(c)	5,000,000
14,000,000	Bank of America Corp., 5.29%, 5/22/08	14,000,000
5,000,000	Caja Madrid, 4.04%, 8/12/08 (b)(c)	5,000,000
4,555,000	Deutsche Bank NY, 2.81%, 4/21/09 (c)	4,555,000
6,000,000	DNB NOR Bank ASA, 2.60%, 8/22/08 (b)(c)	5,999,875
15,000,000	JP Morgan Chase & Co., 3.00%, 8/11/08 (c)	15,000,000
2,000,000	Kommunalkredit Austria, 2.63%, 8/22/08 (b)(c)	2,000,000
5,000,000	Nationwide Building Society, 2.75%, 7/28/08 (b)(c)	5,000,484
9,500,000	Nordea Bank AB, 3.02%, 8/8/08 (b)(c)	9,500,073
2,300,000	Societe Generale NY, 2.65%, 6/30/08 (c)	2,299,601
3,450,000	Wachovia Bank NA, 4.75%, 2/4/09 (c)	3,450,000
5,000,000	Wells Fargo & Co., 3.17%, 9/2/08 (c)	5,000,000

		76,805,033

Diversified Financial Services (6.9%):
5,000,000	Goldman Sachs Group, Inc., 3.41%, 7/29/08 (c)	4,995,727
10,000,000	HSBC Finance Corp., 3.10%, 9/6/08 (c)	10,000,000

Diversified Financial Services, continued
5,400,000	Merrill Lynch & Co., 2.96%, 8/14/08 (c)	5,400,000
$5,000,000	Merrill Lynch & Co., 2.92%, 8/15/08 (c)	$4,993,908
5,000,000	Merrill Lynch & Co., 2.74%, 8/22/08 (c)	5,000,000
5,000,000	Merrill Lynch & Co., 3.19%, 9/3/08 (c)	5,000,000
10,000,000	Morgan Stanley, 2.74%, 8/26/08 (c)	10,000,463
6,000,000	Paccar Financial Corp., 2.89%, 8/12/08 (c)	6,000,000

		51,390,098

Insurance (1.4%):
10,000,000	Irish Life & Permanent PLC, 2.65%, 8/20/08(c)	9,999,807

Total Corporate Bonds (Cost $143,194,938)		143,194,938

U.S. Government Agency Mortgages (6.3%):
Federal Home Loan Bank (3.1%)
12,220,000	1.50%, 4/1/08 (a)	12,220,000
1,505,000	2.57%, 8/18/08 (a)	1,490,473
3,475,000	2.36%, 3/20/09 (c)	3,478,135
5,395,000	2.77%, 8/14/09 (c)	5,394,260

		22,582,868

Federal Home Loan Mortgage Corporation (2.2%)
10,190,000	2.46%, 9/25/09 (c)	10,185,551
6,095,000	2.61%, 9/28/09 (c)	6,092,744

		16,278,295

Federal National Mortgage Association (1.0%)
1,685,000	2.53%, 8/6/08 (a)	1,670,139
1,385,000	2.56%, 8/20/08 (a)	1,371,466
4,745,000	2.56%, 9/10/08 (a)	4,691,832

		7,733,437

Total U.S. Government Agency Mortgages (Cost $46,594,600)		46,594,600

Deposit Account (0.0%):
1,160	TNT Offshore Deposit Account	1,160

Total Deposit Account (Cost $1,160)		1,160

Total Investment Securities (Cost $738,426,592)(d)—99.9%		738,426,592
Net other assets (liabilities) — 0.1%		1,082,026

NET ASSETS — 100.0%		$739,508,618

Percentages indicated are based on net assets as of March 31, 2008.

LLC Limited Liability Co.

MTN Medium Term Note

PLC Public Limited Co.

(a) The rate presented represents the effective yield at March 31, 2008.

(b)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Variable rate security. The rate presented represents the rate in effect at March 31, 2008. The date presented represents the final maturity date.

(d)	Represents cost for financial reporting and federal income tax purposes.
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.2%):
Airline (0.3%):
18,467	Singapore Airlines, Ltd.	$210,134

Auto Components (1.6%):
11,700	AISIN SEIKI Co., Ltd.	438,730
10,900	TOKAI RIKA Co., Ltd.	285,936
13,500	TOYODA GOSEI Co., Ltd.	515,999

		1,240,665

Automobiles (6.0%):
8,025	DaimlerChrysler AG	686,514
108,000	HINO MOTORS, Ltd.	723,540
5,265	PSA Peugeot Citroen	408,875
18,500	Toyota Motor Corp.	932,530
6,099	Volkswagen AG^	1,770,161

		4,521,620

Beverages (1.3%):
50,000	Diageo plc	1,007,912

Biotechnology (2.0%):
44,783	CSL, Ltd.	1,510,293

Building Products (0.6%):
11,100	DAIKIN INDUSTRIES, Ltd.	486,895
Capital Markets (1.5%):
5,594	Deutsche Boerse AG	907,656
19,664	ICAP plc	221,944

		1,129,600

Chemicals (5.8%):
8,968	BASF AG	1,211,470
15,594	Bayer AG	1,249,915
666	K+S AG	219,351
10,002	Tessenderlo Chemie NV	455,450
20,700	Yara International ASA	1,203,568

		4,339,754

Commercial Banks (7.2%):
96,953	Banco Santander Central Hispano SA	1,931,499
10,685	BNP Paribas, Inc.	1,079,674
14,099	Commonwealth Bank of Australia	540,887
10,486	National Bank of Greece SA	556,676
35,500	Nordea AB	576,382
68,000	Oversea-Chinese Banking Corp., Ltd.	402,387
48,912	Royal Bank of Scotland Group plc	327,229

		5,414,734

Commercial Services & Supplies (1.1%):
25,274	Aggreko plc	324,783
28,267	De La Rue plc	497,205

		821,988

Communications Equipment (2.3%):
53,693	Nokia OYJ	1,708,010

Computers & Peripherals (0.4%):
10,200	Mitsumi Electric Co., Ltd.	330,142

Construction & Engineering (2.4%):
3,304	ACS, Actividades de Construccion y Servicios SA	188,094
29,165	AMEC plc	418,654
8,700	FLSmidth & Co.	863,035
9,482	Leighton Holdings, Ltd.^	372,621

		1,842,404

Diversified Financial Services (4.2%):
92,200	DnB Nor ASA	1,405,798
296,464	Old Mutual plc	649,929
32,798	Standard Chartered plc	1,120,412

		3,176,139

Diversified Telecommunication Services (5.6%):
44,110	France Telecom SA	1,482,952
179	Nippon Telegraph and Telephone Corp.	778,810
67,339	Telefonica SA	1,934,693

		4,196,455

Electric Utilities (4.5%):
6,376	E.On AG	1,189,158
101,175	Enel SpA	1,075,173
60,429	Iberdrola SA	936,765
1,700	Vestas Wind Systems A/S*	186,060

		3,387,156

Electrical Equipment (1.3%):
7,464	ABB, Ltd.	201,039
3,625	Alstom SA	787,380

		988,419

Food & Staples Retailing (1.7%):
172,092	WM Morrison Supermarkets plc	941,174
12,937	Woolworths, Ltd.	343,672

		1,284,846

Food Products (4.3%):
2,997	SFR Nestle SA, Class B	1,498,539
50,979	Unilever plc	1,719,754

		3,218,293

Health Care Equipment & Supplies (0.5%):
45,660	SSL International plc	410,837

Health Care Providers & Services (0.5%):
8,800	SUZUKEN Co., Ltd.	363,762

Insurance (3.0%):
84,562	Standard Life plc	413,123
5,741	Zurich Financial Services AG	1,809,995

		2,223,118

Leisure Equipment & Products (0.3%):
9,000	Nikon Corp.	240,818

Machinery (1.6%):
33,316	Charter plc*	561,872
13,900	Shima Seiki MFG., Ltd.^	662,174

		1,224,046

Marine (1.4%):
9,955	Euronav SA^	378,739
57,000	Mitsui O.S.K. Lines, Ltd	703,416

		1,082,155

Media (0.3%):
270	Jupiter Telecommunications Co., Ltd.*	254,109

Metals & Mining (5.6%):
11,942	Anglo American plc	717,373
24,891	BHP Billiton plc	738,226

		Fair
Shares		Value
20,453	BHP Billiton, Ltd.	671,845
6,609	Newcrest Mining, Ltd.	201,963
8,220	Rio Tinto plc	853,352
3,651	Rio Tinto, Ltd.^	408,197
8,426	Xstrata plc	589,973

		4,180,929

Multi-Utilities (1.1%):
6,805	RWE AG	840,025

Oil, Gas & Consumable Fuels (8.9%):
26,796	BG Group plc	620,459
110,009	BP plc	1,113,739
24,914	Eni SpA	849,177
30,144	Royal Dutch Shell plc	1,039,854
39,516	Royal Dutch Shell plc	1,329,948
59,000	Singapore Petroleum Co., Ltd.	291,012
19,955	Total SA	1,483,699

		6,727,888

Personal Products (0.7%):
7,400	Oriflame Cosmetics SA	491,976

Pharmaceuticals (3.3%):
4,300	Astella Pharma, Inc.	166,910
5,391	AstraZeneca plc	201,521
7,100	Daiichi Sankyo Co., Ltd.	210,132
9,837	GlaxoSmithKline plc	208,432
11,850	Novo Nordisk A/S, Class B	810,941
4,904	Roche Holding AG	923,552

		2,521,488

Real Estate Management & Development (1.7%):
76,000	Hang Lung Group, Ltd.	362,020
57,500	Kerry Properties, Ltd.	349,906
220,000	New World Developments Co., Ltd.^	532,285

		1,244,211

Road & Rail (1.2%):
32	East Japan Railway Co.	266,453
129,210	Stagecoach Group plc	620,399

		886,852

Software (1.6%):
2,300	Nintendo Co., Ltd.	1,191,723

Specialty Retail (0.2%):
30,937	Game Group plc	130,338

Textiles, Apparel & Luxury Goods (0.4%):
1,221	Swatch Group AG, B Shares	326,422

Tobacco (2.5%):
22,218	British American Tobacco plc	833,639
10,395	Imperial Tobacco Group plc	478,129
30	Japan Tobacco Inc.	150,448
19,600	Swedish Match AB	427,230

		1,889,446

Trading Companies & Distributors (3.2%):
40,000	Mitsui & Co., Ltd.	828,288
201,000	Sojitz Corp.	678,610
68,600	Sumitomo Corp.	921,732

		2,428,630

Wireless Telecommunication Services (3.1%):
51	KDDI Corp.	315,287
1,325	Millicom International Cellular SA*	126,725
108	NTT DoCoMo, Inc.	164,032
571,691	Vodafone Group plc	1,711,632

		2,317,676

Total Common Stocks (Cost $74,841,888)		71,791,908

Deposit Account (4.8%):
3,598,197	NTRS London Deposit Account	3,598,197

Total Deposit Account (Cost $3,598,197)		3,598,197

Collateral For Securities On Loan (4.3%):
3,242,001	Northern Trust Liquid Institutional Asset Portfolio	3,242,001

Total Collateral For Securities On Loan (Cost $3,242,001)		3,242,001

Total Investment Securities (Cost $81,682,086)(a)—104.3%		78,632,106

Net other assets (liabilities) — (4.3)%		(3,251,166)

NET ASSETS — 100.0%		$75,380,940

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $82,341,788. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,382,148
Unrealized depreciation	(5,091,830)

Net unrealized depreciation	$(3,709,682)

As of March 31, 2008 the Fund’s foreign currency exchange contracts were as follows:

				Unrealized
				Appreciation/
Long	Delivery Date	Contract Amount	Fair Value	(Depreciation)
Received 29,275,162	4/1/08	$294,714	$293,750	$(964)
Japanese Yen in exchange for U.S. Dollars

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United Kingdom	26.0%
Japan	15.4%
Germany	10.7%
France	7.0%
Spain	6.6%
Switzerland	6.3%
Australia	5.4%
United States	4.8%
Norway	3.5%
Italy	2.6%
Denmark	2.5%
Finland	2.3%
Sweden	2.0%
Hong Kong	1.7%
Singapore	1.2%
Belgium	1.1%
Greece	0.7%
Luxemburg	0.2%
100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.6%):
Aerospace & Defense (3.9%):
23,900	Empresa Brasileira de Aeronautica SA, ADR	$944,289
11,300	L-3 Communications Holdings, Inc.	1,235,542
49,000	Spirit Aerosystems Holdings, Inc.*	1,086,820

		3,266,651

Auto Components (1.1%):
19,900	Wabco Holdings, Inc.	907,838

Automobiles (1.0%):
21,800	Harley-Davidson, Inc.^	817,500

Beverages (1.4%):
67,600	Constellation Brands, Inc.*^	1,194,492

Capital Markets (5.5%):
54,600	Invesco, Ltd.	1,330,056
74,100	Jefferies Group, Inc.	1,195,233
12,900	Legg Mason, Inc.	722,142
29,800	Morgan Stanley	1,361,860

		4,609,291

Commercial Banks (2.0%):
57,300	Colonial Bancgroup, Inc.^	551,799
24,500	Zions Bancorp	1,115,975

		1,667,774

Communications Equipment (0.8%):
120,300	Arris Group, Inc.*^	700,146

Construction & Engineering (2.1%):
40,600	Chicago Bridge & Iron Co., New York Registered Shares	1,593,144
4,500	Shaw Group, Inc.*	212,130

		1,805,274

Distributors (2.5%):
48,000	Eagle Bulk Shipping, Inc.^	1,236,480
55,100	Ingram Micro, Inc., Class A*	872,233

		2,108,713

Electric Utilities (6.9%):
51,900	DPL, Inc.^	1,330,716
116,500	Dynegy, Inc.*	919,185
7,700	Entergy Corp.	839,916
22,500	FirstEnergy Corp.	1,543,950
26,400	PPL Corp.^	1,212,288

		5,846,055

Electronic Equipment & Instruments (1.4%):
36,600	Avnet, Inc.*	1,197,918

Energy Equipment & Services (5.0%):
23,600	National-Oilwell Varco, Inc.*	1,377,768
34,900	Noble Corp.	1,733,483
17,200	Oceaneering International, Inc.*^	1,083,600

		4,194,851

Food Products (3.1%):
64,200	ConAgra Foods, Inc.	1,537,590
41,300	Smithfield Foods, Inc.*^	1,063,888

		2,601,478

Health Care Equipment & Supplies (1.1%):
21,500	Covidien, Ltd.	951,375

Health Care Providers & Services (3.1%):
24,500	Aetna, Inc.	1,031,205
24,300	CIGNA Corp.	985,851
14,000	Coventry Health Care, Inc.*	564,900

		2,581,956

Hotels, Restaurants & Leisure (1.2%):
31,000	Darden Restaurants, Inc.	1,009,050

Household Durables (3.1%):
2,770	NVR, Inc.*	1,655,075
11,400	Whirlpool Corp.^	989,292

		2,644,367

Independent Power Producers & Energy Traders (4.2%):
16,500	Constellation Energy Group, Inc.	1,456,455
17,800	Mirant Corp.*^	647,742
37,500	NRG Energy, Inc.*^	1,462,125

		3,566,322

Industrial Conglomerate (1.8%):
27,400	McDermott International, Inc.*	1,502,068

Insurance (3.4%):
25,600	Assurant, Inc.	1,558,016
26,800	StanCorp Financial Group, Inc.	1,278,628

		2,836,644

IT Services (1.9%):
32,000	Affiliated Computer Services, Inc., Class A*^	1,603,520

Machinery (4.6%):
13,900	Eaton Corp.	1,107,413

41,000	Sterlite Industries (India), Ltd.*^	730,620
32,800	Terex Corp.*	2,050,000

		3,888,033

Marine (0.9%):
28,107	Ship Finance International, Ltd.^	738,652

Media (1.4%):
33,200	McGraw-Hill Cos., Inc. (The)	1,226,740

Metals & Mining (8.3%):
8,200	Cleveland-Cliffs, Inc.^	982,524
28,600	Freeport-McMoRan Copper & Gold, Inc., Class A	2,751,892
33,000	Teck Cominco, Ltd., Class B^	1,351,680
15,200	United States Steel Corp.	1,928,424

		7,014,520

Multiline Retail (2.9%):
31,900	J.C. Penney Co., Inc.	1,202,949
53,700	Macy’s, Inc.	1,238,322

		2,441,271

Oil, Gas & Consumable Fuels (8.1%):
25,900	Canadian Natural Resources, Ltd.^	1,767,934
45,100	Denbury Resources, Inc.*	1,287,605
27,800	Southwestern Energy Co.*	936,582

		Fair
Shares		Value
65,005	Talisman Energy, Inc.	1,150,588
12,100	Whiting Petroleum Corp.*	782,265
15,575	XTO Energy, Inc.	963,470

		6,888,444

Personal Products (1.9%):
53,400	NBTY, Inc.*	1,599,330

Pharmaceuticals (3.3%):
49,500	Endo Pharmaceuticals Holdings, Inc.*	1,185,030
28,200	Shire plc, ADR^	1,634,472

		2,819,502

Real Estate Investment Trusts (REITs) (3.8%):
75,900	Annaly Capital Management, Inc.^	1,162,788
24,100	Developers Diversified Realty Corp.^	1,009,308
14,900	Ventas, Inc.	669,159
4,800	Vornado Realty Trust	413,808

		3,255,063

Semiconductors & Semiconductor Equipment (1.0%):
39,400	International Rectifier Corp.*	847,100

Software (2.4%):
59,400	Cadence Design Systems, Inc.*	634,392
34,700	Check Point Software Technologies, Ltd.*	777,280
22,700	Take-Two Interactive Software, Inc.*	579,304

		1,990,976

Specialty Retail (1.5%):
8,200	Abercrombie & Fitch Co., Class A	599,748
21,500	TJX Cos., Inc.	711,005

		1,310,753

Total Common Stocks (Cost $81,491,559)		81,633,667

Deposit Account (2.4%):
2,006,593	NTRS London Deposit Account	2,006,593

Total Deposit Account (Cost $2,006,593)		2,006,593

Collateral For Securities On Loan (25.2%):
21,277,034	Northern Trust Liquid Institutional Asset Portfolio	21,277,034

Total Collateral For Securities On Loan (Cost $21,277,034)		21,277,034

Total Investment Securities (Cost $104,775,186)(a)—124.2%		104,917,294
Net other assets (liabilities) — (24.2)%		(20,436,064)

NET ASSETS — 100.0%		$84,481,230

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of March 31, 2008.

ADR	American Depository Receipt

PLC	Public Limited Co.

(a)	Cost for federal income tax purposes is $105,183,888. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,564,132
Unrealized depreciation	(7,830,726)

Net unrealized depreciation	$(266,594)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	84.3%
Canada	5.1%
Bermuda	2.0%
United Kingdom	2.0%
Netherlands	1.9%
Panama	1.8%
Brazil	1.1%
Israel	0.9%
India	0.9%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST AZL OCC Opportunity Fund
Schedule of Portfolio Investments (Unaudited)	March 31, 2008

		Fair
Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (0.8%):
32,400	TransDigm Group, Inc.*	$1,200,420

Air Freight & Logistics (0.9%):
40,600	HUB Group, Inc., Class A*	1,335,334

Airline (0.9%):
33,700	Copa Holdings SA, Class A	1,284,307

Biotechnology (4.5%):
160,356	Cubist Pharmaceuticals, Inc.*	2,953,757
527,232	Indevus Pharmaceuticals, Inc.*^	2,514,897
84,000	Isis Pharmaceuticals, Inc.*^	1,185,240

		6,653,894

Capital Markets (0.9%):
53,700	Interactive Brokers Group, Inc., Class A*	1,378,479

Commercial Services & Supplies (8.9%):
50,677	American Public Education*	1,539,061
112,000	Fuel Tech, Inc.*^	2,296,000
78,456	Huron Consulting Group, Inc.*	3,259,847
324,907	Innerworkings, Inc.*^	4,558,445
87,728	Resources Connection, Inc.	1,567,699

		13,221,052

Communications Equipment (1.5%):
165,401	Starent Networks Corp.*^	2,232,913

Diversified Financial Services (2.7%):
5,200	FCStone Group, Inc.*^	144,040
130,400	GLG Partners, Inc.*^	1,547,848
203,871	Nelnet, Inc., Class A^	2,395,484

		4,087,372

Diversified Telecommunication Services (3.2%):
192,152	Cognet Communications Group, Inc.*^	3,518,303
25,700	Hughes Communications, Inc.*	1,302,476

		4,820,779

Electric Utilities (1.1%):
139,852	EnerNOC, Inc.*^	1,594,313

Electrical Equipment (1.5%):
232,000	Orion Energy Systems, Inc.*^	2,213,280

Energy Equipment & Services (1.7%):
52,700	Complete Production Services, Inc.*	1,208,938
85,000	Pioneer Drilling Co.*	1,354,050

		2,562,988

Food Products (1.0%):
39,800	Green Mountain Coffee Roasters, Inc.*^	1,259,670
34,185	SunOpta, Inc.*	174,344

		1,434,014

Health Care Equipment & Supplies (3.7%):
61,500	Abaxis, Inc.*	1,424,955
74,700	Cepheid, Inc.*	1,821,933
60,664	Luminex Corp.*^	1,192,048
155,600	OraSure Technologies, Inc.*	1,137,436

		5,576,372

Health Care Providers & Services (1.9%):
145,593	IPC The Hospitalist Co.*	2,879,830

Health Care Technology (1.5%):
132,458	Phase Forward, Inc.*	2,262,383

Hotels, Restaurants & Leisure (6.6%):
126,960	Life Time Finess, Inc.*^	3,962,422
212,998	Pinnacle Entertainment, Inc.*	2,726,374
82,700	Red Robin Gourmet Burgers*	3,107,039

		9,795,835

Internet Software & Services (6.3%):
226,100	Ariba, Inc.*	2,184,126
96,752	Omniture, Inc.*^	2,245,614
144,923	SAVVIS, Inc.*^	2,357,897
72,422	VistaPrint, Ltd.*^	2,531,149

		9,318,786

IT Services (5.1%):
153,950	Bluephoenix Solutions, Ltd.*^	1,285,482
154,980	Global Sources, Ltd.*^	2,301,456
318,400	Sapient Corp.*	2,216,064
69,800	Syntel, Inc.	1,860,170

		7,663,172

Leisure Equipment & Products (1.0%):
207,900	LeapFrog Enterprises, Inc.*^	1,465,695

Machinery (3.3%):
67,900	Chart Industries, Inc.*	2,297,736
84,700	Titan International, Inc.	2,592,667

		4,890,403

Marine (0.8%):
121,000	Navios Maritime Holdings, Inc.	1,122,880

Metals & Mining (0.9%):
28,400	RTI International Metals, Inc.*	1,283,964

Oil, Gas & Consumable Fuels (12.1%):
105,200	EXCO Resources, Inc.*	1,946,200
100,874	Goodrich Petroleum Corp.*^	3,034,290
48,500	Holly Corp.	2,105,385
267,100	Petrohawk Energy Corp.*	5,387,407
129,487	PetroQuest Energy, Inc.*	2,245,305
88,038	Quicksilver Resources, Inc.*^	3,216,028

		17,934,615

Personal Products (1.2%):
78,600	Bare Escentuals, Inc.*^	1,840,812

Pharmaceuticals (6.8%):
41,500	BioMarin Pharmaceutical, Inc.*	1,467,855
258,920	Cardiome Pharma Corp.*^	2,174,928
714,931	Durect Corp.*^	3,753,388
253,112	Halozyme Therapeutics, Inc.*^	1,609,792
106,600	POZEN, Inc.*^	1,104,376

		10,110,339

Road & Rail (0.3%):
14,100	Old Dominion Freight Line, Inc.*	448,803

Semiconductors & Semiconductor Equipment (5.2%):
53,900	Atheros Communications*	1,123,276
133,360	Microsemi Corp.*^	3,040,608

		Fair
Shares		Value
101,900	Netlogic Microsystems, Inc.*^	$2,459,866
59,900	Verigy, Ltd.*	1,128,516

		7,752,266

Software (7.0%):
2,400	Ansoft Corp.*	73,248
195,567	Commvault Systems, Inc.*^	2,425,031
71,900	Concur Technologies, Inc.*	2,232,495
70,907	Ultimate Software Group, Inc.*	2,131,464
460,125	Wind River Systems, Inc.*^	3,561,368

		10,423,606

Textiles, Apparel & Luxury Goods (2.4%):
60,600	Crocs, Inc.*^	1,058,682
68,050	Under Armour, Inc.*^	2,490,630

		3,549,312

Transportation Infrastructure (3.5%):
153,350	Aegean Marine Petroleum Network, Inc.	5,246,103

Total Common Stocks (Cost $162,699,297)		147,584,321

Deposit Account (0.9%):
1,289,745	NTRS London Deposit Account	1,289,745

Total Deposit Account (Cost $1,289,745)		1,289,745

Collateral For Securities On Loan (31.6%):
47,067,422	Allianz Dresdner Daily Asset Fund#	47,067,422

Total Collateral For Securities On Loan (Cost $47,067,422)		47,067,422

Total Investment Securities (Cost $211,056,464)(a)—131.7%		195,941,488

Net other assets (liabilities) — (31.7)%		(47,111,445)

NET ASSETS — 100.0%		$148,830,043

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

#	Investment in affiliate.

(a)	Cost for federal income tax purposes is $216,120,110. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,909,573
Unrealized depreciation	(28,088,195)

Net unrealized depreciation	$(20,178,622)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	88.40%
Greece	3.50%
Bermuda	3.30%
Canada	1.60%
Netherlands	1.50%
Panama	0.90%
Singapore	0.80%

100.00%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.6%):
Aerospace & Defense (5.7%):
142,200	Boeing Co. (The)	$10,575,414
131,000	Raytheon Co.	8,463,910

		19,039,324

Automobiles (0.3%):
159,400	Ford Motor Co.*^	911,768

Biotechnology (1.8%):
55,000	ImClone Systems, Inc.*^	2,333,100
138,100	Regeneron Pharmaceuticals, Inc.*^	2,650,139
111,300	Theravance, Inc.*^	1,171,989

		6,155,228

Capital Markets (3.4%):
208,800	Lehman Brothers Holdings, Inc.^	7,859,232
78,000	Morgan Stanley	3,564,600

		11,423,832

Commercial Banks (5.1%):
300,445	Bank of New York Mellon Corp.	12,537,570
441,000	National City Corp.^	4,387,950

		16,925,520

Commercial Services & Supplies (2.7%):
70,000	Brady Corp., Class A	2,340,100
142,926	ChoicePoint, Inc.*^	6,803,278

		9,143,378

Communications Equipment (0.4%):
51,300	Juniper Networks, Inc.*	1,282,500

Construction & Engineering (2.3%):
248,000	Centex Corp.^	6,004,080
109,000	Pulte Homes, Inc.	1,585,950

		7,590,030

Consumer Finance (3.0%):
201,000	Capital One Financial Corp.^	9,893,220

Diversified Financial Services (8.5%):
152,000	Bank of America Corp.	5,762,320
332,000	CIT Group, Inc.^	3,934,200
354,000	Citigroup, Inc.	7,582,680
255,300	JP Morgan Chase & Co.	10,965,135

		28,244,335

Electric Utilities (4.2%):
89,900	Duke Energy Corp.	1,604,715
344,000	Southern Co.	12,249,840

		13,854,555

Food & Staples Retailing (4.4%):
129,200	Supervalu, Inc.	3,873,416
202,721	SYSCO Corp.	5,882,963
95,000	Wal-Mart Stores, Inc.	5,004,600

		14,760,979

Food Products (5.4%):
52,600	Smithfield Foods, Inc.*^	1,354,976
493,300	Unilever PLC ADR^	16,634,076

		17,989,052

Health Care Providers & Services (3.8%):
80,000	Aetna, Inc.	3,367,200
210,500	Wellpoint, Inc.*	$9,289,365

		12,656,565

Hotels, Restaurants & Leisure (2.9%):
263,000	Yum! Brands, Inc.	9,786,230

Household Durables (2.2%):
241,586	D. R. Horton, Inc.^	3,804,979
192,400	Lennar Corp.^	3,619,044

		7,424,023

Industrial Conglomerates (4.9%):
71,000	3M Co.	5,619,650
289,000	General Electric Co.	10,695,890

		16,315,540

Insurance (5.3%):
86,600	Allstate Corp. (The)	4,161,996
65,600	American International Group, Inc.	2,837,200
41,000	Genworth Financial, Inc.	928,240
54,000	Hartford Financial Services Group, Inc.	4,091,580
450,000	MBIA, Inc.^	5,499,000

		17,518,016

Leisure Equipment & Products (0.5%):
106,100	Brunswick Corp.^	1,694,417

Multi-Utilities (0.7%):
59,200	Dominion Resources, Inc.	2,417,728

Multiline Retail (1.2%):
198,100	Family Dollar Stores, Inc.^	3,862,950

Oil, Gas & Consumable Fuels (16.8%):
206,000	BP plc, ADR^	12,493,900
180,700	ChevronTexaco Corp.	15,424,552
224,900	ConocoPhillips	17,139,629
94,700	Hess Corp.	8,350,646
50,000	Valero Energy Corp.	2,455,500

		55,864,227

Pharmaceuticals (0.9%):
156,500	Sepracor, Inc.*^	3,054,880

Real Estate Investment Trusts (REITs) (3.6%):
553,000	Annaly Capital Management, Inc.^	8,471,960
349,000	CapitalSource, Inc.^	3,374,830

		11,846,790

Semiconductors & Semiconductor Equipment (0.9%):
120,800	Fairchild Semiconductor International, Inc.*	1,439,936
38,600	KLA-Tencor Corp.	1,432,060

		2,871,996

Software (1.1%):
132,000	Microsoft Corp.	3,746,160

Specialty Retail (0.6%):
102,700	PetSmart, Inc.^	2,099,188

Thrifts & Mortgage Finance (4.0%):
313,000	Fannie Mae	8,238,160
159,400	Freddie Mac	4,036,008

		Fair
Shares		Value
153,700	PMI Group, Inc.^	$894,534

		13,168,702

Total Common Stocks (Cost $395,613,377)		321,541,133

Deposit Account (3.5%):
11,802,223	NTRS London Deposit Account	11,802,223

Total Deposit Account (Cost $11,802,223)		11,802,223

Collateral For Securities On Loan (19.3%):
64,138,975	Northern Trust Liquid Institutional Asset Portfolio	64,138,975

Total Collateral For Securities On Loan (Cost $64,138,975)		64,138,975

Total Investment Securities (Cost $471,554,575)(a)—119.4%		397,482,331

Net other assets (liabilities) — (19.4)%		(64,654,862)

NET ASSETS — 100.0%		$332,827,469

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of March 31, 2008.

ADR	American Depository Receipt

PLC	Public Limited Co.

(a)	Cost for federal income tax purposes is $473,147,871. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$16,761,054
Unrealized depreciation	(92,426,594)

Net unrealized depreciation	$(75,665,540)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	91.3%
United Kingdom	8.7%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.2%):
Aerospace & Defense (4.5%):
11,640	Boeing Co. (The)	$865,666
41,300	Empresa Brasileira de Aeronautica SA, ADR	1,631,763
70,160	European Aeronautic Defence and Space Co.^	1,665,324
13,010	Lockheed Martin Corp.	1,291,893
14,520	Northrop Grumman Corp.	1,129,801
23,800	Raytheon Co.	1,537,718

		8,122,165

Air Freight & Logistics (1.0%):
34,700	TNT NV	1,289,753
7,300	United Parcel Service, Inc., Class B	533,046

		1,822,799

Automobiles (2.9%):
35,124	Bayerische Motoren Werke AG (BMW)^	1,941,949
11,269	Bayerische Motoren Werke Pfd (BMW)	498,422
8,170	Porsche AG	1,504,510
25,300	Toyota Motor Corp.	1,275,297

		5,220,178

Beverages (2.7%):
17,290	Companhia de Bebidas das Americas, ADR, Preferred Shares	1,306,260
52,144	Diageo plc	1,051,131
413,800	Fomento Economico Mexicano, SAB de CV	1,726,419
190,590	Grupo Modelo, SA de CV, Series C	834,741

		4,918,551

Biotechnology (1.6%):
16,800	Acadia Pharmaceuticals, Inc.*^	152,208
36,100	Gilead Sciences, Inc.*	1,860,233
15,400	InterMune, Inc.*^	224,532
10,200	Regeneron Pharmaceuticals, Inc.*^	195,738
28,600	Seattle Genetics, Inc.*^	260,260
25,000	Theravance, Inc.*^	263,250

		2,956,221

Building Products (1.2%):
113,900	Assa Abloy AB, Class B^	2,070,696

Capital Markets (0.9%):
25,380	Northern Trust Corp.	1,687,009

Commercial Banks (5.5%):
4,870	BNP Paribas, Inc.	492,093
50,712	Credit Suisse Group	2,581,200
122,390	HSBC Holdings plc	2,008,870
13,300	ICICI Bank, Ltd., ADR^	507,927
267,187	Royal Bank of Scotland Group plc	1,787,521
3,158	Societe Generale*	303,850
12,634	Societe Generale	1,234,813
166	Sumitomo Mitsui Financial Group, Inc.	1,096,268

		10,012,542

Commercial Services & Supplies (0.8%):
68,138	Experian Group, Ltd.	496,142
18,500	Secom Co, Ltd.	909,258

		1,405,400

Communications Equipment (6.3%):
102,570	Corning, Inc.	2,465,783
113,770	Juniper Networks, Inc.*	2,844,250
56,380	Tandberg ASA^	847,639
2,570,850	Telefonaktiebolaget LM Ericsson, Class B	5,053,801
125,500	Wire and Wireless India, Ltd.*	113,447

		11,324,920

Consumer Finance (0.8%):
38,700	Credit Saison Co., Ltd.	1,082,455
87	Sony Financial Holdings, Inc.(a)	354,984

		1,437,439

Diversified Financial Services (1.1%):
25,870	3I Group plc	426,029
72,401	Investor AB, B Shares	1,632,697

		2,058,726

Electric Utilities (1.0%):
46,400	Fortum OYJ*	1,890,225

Electrical Equipment (1.7%):
44,500	Emerson Electric Co.	2,289,970
82,000	Mitsubishi Electric Corp.	722,802

		3,012,772

Electronic Equipment & Instruments (2.8%):
47,300	HOYA Corp.	1,121,397
4,630	Keyence Corp.	1,079,670
11,500	KYOCERA Corp.	967,354
28,600	Murata Manufacturing Co., Ltd.	1,441,721
8,100	Nidec Corp.	506,150

		5,116,292

Energy Equipment & Services (2.7%):
28,420	Technip SA	2,199,247
19,472	Transocean, Inc.*	2,632,615

		4,831,862

Food & Staples Retailing (2.5%):
24,285	Seven & I Holdings, Ltd.	617,441
222,893	Tesco plc	1,683,420
41,600	Wal-Mart Stores, Inc.	2,191,488

		4,492,349

Food Products (1.1%):
175,141	Cadbury Schweppes plc	1,923,439

Health Care Equipment & Supplies (0.7%):
92,345	Smith & Nephew plc	1,221,198

Hotels, Restaurants & Leisure (2.9%):
22,800	Aristocrat Leisure, Ltd.^	200,607
57,700	Carnival Corp.^	2,335,696
22,550	International Game Technology	906,735
31,000	McDonald’s Corp.	1,728,870

		Fair
Shares		Value
Hotels, Restaurants & Leisure, continued
16,400	Shuffle Master, Inc.*^	$87,740

		5,259,648

Household Durables (2.8%):
64,300	Koninklijke Philips Electronics NV	2,461,574
66,200	Sony Corp.	2,648,654

		5,110,228

Household Products (2.1%):
18,600	Colgate-Palmolive Co.	1,449,126
40,853	Reckitt Benckiser Group plc	2,262,354

		3,711,480

Industrial Conglomerates (4.0%):
25,800	3M Co.	2,042,070
229,300	Hindustan Unilever, Ltd.	1,317,802
34,451	Siemens AG	3,767,798

		7,127,670

Insurance (4.0%):
17,620	ACE, Ltd.	970,157
26,500	AFLAC, Inc.	1,721,175
52,700	American International Group, Inc.	2,279,275
122,640	Prudential plc	1,619,213
24,000	XL Capital, Ltd., Class A	709,200

		7,299,020

Internet Software & Services (1.7%):
102,200	eBay, Inc.*	3,049,648
IT Services (1.3%):
54,700	Automatic Data Processing, Inc.	2,318,733
Leisure Equipment & Products (0.2%):
29,500	Sega Sammy Holdings, Inc.^	313,137
Machinery (0.3%):
6,100	Fanuc, Ltd.	590,505
Media (4.8%):
137,870	Dish TV India, Ltd.*	170,630
85,900	Grupo Televisa SA, ADR	2,082,216
61,870	Pearson plc	835,895
520,300	Sirius Satellite Radio, Inc.*^	1,488,058
66,800	Walt Disney Co. (The)	2,096,184
77,170	WPP Group plc	920,179
163,100	Zee Telefilms, Ltd.	1,004,713

		8,597,875

Oil, Gas & Consumable Fuels (2.8%):
24,470	BP plc, ADR^	1,484,105
62,120	Husky Energy, Inc.	2,432,862
15,930	Total SA	1,184,432

		5,101,399

Pharmaceuticals (4.5%):
1,214	Basilea Pharmaceutica AG*	177,317
37,200	Chugai Pharmaceutical Company, Ltd.^	421,247
6,600	Johnson & Johnson Co.	428,142
12,332	NicOx SA*	176,690
18,941	Roche Holding AG	3,567,088
23,205	Sanofi-Aventis, ADR	1,741,025
94,000	Shionogi & Co., Ltd.	1,607,971

		8,119,480

Semiconductors & Semiconductor Equipment (6.0%):
134,950	Advanced Micro Devices, Inc.*^	794,856
66,500	Altera Corp.^	1,225,595
39,100	Cree, Inc.*^	1,093,236
27,900	Linear Technology Corp.^	856,251
61,400	Maxim Integrated Products, Inc.	1,251,946
200,960	MediaTek, Inc.	2,624,161
651,781	Taiwan Semiconductor Manufacturing Co., Ltd.	1,357,447
53,573	Taiwan Semiconductor Manufacturing Co., Ltd., ADR^	550,195
44,500	Xilinx, Inc.^	1,056,875

		10,810,562

Software (7.7%):
61,000	Adobe Systems, Inc.*	2,170,990
58,586	Infosys Technologies, Ltd.	2,110,676
76,400	Intuit, Inc.*	2,063,564
99,800	Microsoft Corp.	2,832,324
2,100	Nintendo Co., Ltd.	1,088,095
50,577	SAP AG	2,506,209
30,900	SQUARE ENIX Co., Ltd.^	1,088,654

		13,860,512

Specialty Retail (4.2%):
63,340	Hennes & Mauritz AB	3,898,024
34,200	Industria de Diseno Textil SA(a)	1,899,850
44,100	Tiffany & Co.^	1,845,144

		7,643,018

Textiles, Apparel & Luxury Goods (3.1%):
89,400	Bulgari SPA	1,036,408
75,854	Burberry Group plc	678,000
26,350	LVMH Moet Hennessy Louis Vuitton SA	2,937,245
15,100	Tod’s SPA^	928,888

		5,580,541

Wireless Telecommunication Services (4.0%):
303	KDDI Corp.	1,873,173
68,260	SK Telecom Co., Ltd., ADR^	1,475,098

Shares or
Principal		Fair
Amount		Value
Wireless Telecommunication Services, continued
1,317,286	Vodafone Group plc	$3,943,930

		7,292,201

Total Common Stocks (Cost $159,742,716)		177,310,440

Convertible Bonds (0.1%):
Pharmaceuticals (0.1%):
155,000	Theravance, Inc.	108,694

Total Convertible Bonds (Cost $155,000)		108,694

Deposit Account (1.4%):
2,566,207	NTRS London Deposit Account	2,566,207

Total Deposit Account (Cost $2,566,207)		2,566,207

Collateral For Securities On Loan (11.8%):
	Northern Trust Liquid
21,252,045	Institutional Asset Portfolio	21,252,045

Total Collateral For Securities On Loan (Cost $21,252,045)		21,252,045

Total Investment Securities (Cost $183,715,968)(b)—111.5%		201,237,386

Net other assets (liabilities) — (11.5)%		(20,683,127)

NET ASSETS — 100.0%		$180,554,259

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Limited Co.

SPA	Standby Purchase Agreement

(a)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors.

The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Cost for federal income tax purposes is $185,454,472. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$30,243,402
Unrealized depreciation	(14,460,488)

Net unrealized appreciation	$15,782,914

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	31.7%
United Kingdom	12.1%
Japan	11.6%
Sweden	7.0%
France	5.7%
Germany	5.7%
Switzerland	3.5%
Netherlands	3.0%
India	2.9%
Mexico	2.6%
Taiwan	2.5%
Cayman Islands	2.4%
Brazil	1.6%
Canada	1.4%
Panama	1.3%
Italy	1.1%
Spain	1.1%
Finland	1.1%
Korea	0.8%
Norway	0.5%
Ireland	0.3%
Australia	0.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.6%):
Aerospace & Defense (0.9%):
213,000	Empresa Brasileira de Aeronautica SA	$2,103,284

Auto Components (1.2%):
27,129	Continental AG	2,784,836

Automobiles (3.2%):
28,235	Bayerische Motoren Werke AG (BMW)	1,561,068
647,100	Ducati Motor Holding SPA*^	1,718,038
31,974	Honda Motor Co.	916,575
7,260	Porsche AG	1,336,933
30,700	Toyota Motor Corp.	1,547,495

		7,080,109

Beverages (1.8%):
187,200	C&C Group plc	1,167,098
62,405	Foster’s Group, Ltd.	291,940
16,250	Heineken NV	944,230
16,786	Pernod-Ricard SA^	1,728,429

		4,131,697

Biotechnology (0.8%):
52,300	CSL, Ltd.	1,763,802
965,050	Proteome Systems, Ltd.*	130,637

		1,894,439

Capital Markets (2.6%):
468,400	Collins Stewart plc	1,140,738
61,100	ICAP plc	689,623
32,800	Mediobanca SPA	671,919
348,090	Tullet Prebon plc	3,289,082

		5,791,362

Chemicals (2.8%):
129,530	Filtrona plc	441,977
163,152	Nufarm, Ltd.	2,570,324
594	Sika AG-BEARER	1,166,438
6,804	Syngenta AG	1,993,221

		6,171,960

Commercial Banks (3.7%):
202,517	Anglo Irish Bank Corp. plc	2,700,737
13,666	Credit Suisse Group	695,589
44,600	ICICI Bank, Ltd., ADR	1,703,274
188,016	Royal Bank of Scotland Group plc	1,257,855
9,789	Societe Generale	956,750
51,900	UniCredito Italiano SPA	344,657
96,659	UniCredito Italiano SPA	646,103

		8,304,965

Commercial Services & Supplies (3.2%):
212,880	BTG plc*	363,291
305,300	Capita Group plc	4,110,011
111,076	Experian Group, Ltd.	808,793
42,600	Prosegur Compania de Seguridad SA^	1,786,797

		7,068,892

Communications Equipment (2.8%):
31,300	Nokia OYJ	995,674
175,500	Tandberg ASA	2,638,536
1,378,400	Telefonaktiebolaget LM Ericsson, Class B	2,709,672

		6,343,882

Computers & Peripherals (0.7%):
61,460	Logitech International SA*	1,555,778

Construction & Engineering (2.3%):
36,125	Koninklijke Boskalis Westminster NV, CVA	2,079,833
59,469	Leighton Holdings, Ltd.^	2,337,000
8,920	Vinci SA	645,891

		5,062,724

Diversified Consumer Services (0.4%):
54,980	Dignity plc	839,448

Diversified Financial Services (1.5%):
53,147	3I Group plc	875,229
25,200	Housing Development Finance, Ltd.	1,502,569
512,902	Paragon Group of Cos., PLC (The)	992,194

		3,369,992

Electric Utilities (0.4%):
20,200	Fortum OYJ*	822,900

Electrical Equipment (4.7%):
204,756	ABB, Ltd.	5,514,988
17,560	Alstom SA	3,814,177
57,700	Ushio, Inc.	1,099,223

		10,428,388

Electronic Equipment & Instruments (3.6%):
69,400	HOYA Corp.^	1,645,347
15,261	IBIDEN Co., Ltd.	603,500
8,620	Keyence Corp.	2,010,098
42,700	Nidec Corp.	2,668,224
37,500	Nippon Electric Glass Co., Ltd.	587,958
31,100	Omron Corp.	645,503

		8,160,630

Energy Equipment & Services (1.8%):
234,800	Ceres Power Holdings plc*	817,757
40,660	Technip SA	3,146,425

		3,964,182

Food & Staples Retailing (0.7%):
98,783	WM Morrison Supermarkets plc	540,246
37,590	Woolworths, Ltd.	998,580

		1,538,826

Food Products (2.2%):
3,684	Barry Callebaut AG, Registered Shares	3,191,275
59,074	Cadbury Schweppes plc	648,764
2,095	SFR Nestle SA, Class B	1,047,527

		4,887,566

Health Care Equipment & Supplies (8.6%):
957,913	Art Advanced Research Technologies, Inc.*	126,017
17,300	Essilor International SA	1,131,380
5,762	Nobel Biocare Holding AG	1,341,530
149,800	Ortivus AB, Class B*	165,010
20,719	Phonak Holding AG	1,900,694

		Fair
Shares		Value
103,030	Smith & Nephew plc	$1,362,499
217,400	Sonic Healthcare, Ltd.	2,737,724
4,350	Straumann Holding AG, Registered Shares	1,242,385
23,999	Synthes, Inc.^	3,356,939
26,900	Terumo Corp.	1,407,588
56,200	William Demant Holding A\S*^	4,498,105

		19,269,871

Hotels, Restaurants & Leisure (0.8%):
30,800	Carnival Corp.	1,246,784
74,354	William Hill plc	554,323

		1,801,107

Household Durables (2.6%):
28,164	Daito Trust Construction Co., Ltd.	1,456,948
21,000	Koninklijke Philips Electronics NV	803,936
10,732	SEB SA	1,961,141
39,200	Sony Corp.	1,568,387

		5,790,412

Industrial Conglomerates (1.3%):
2,495	Phoenix Mecano AG	1,253,219
14,767	Siemens AG	1,615,021

		2,868,240

Insurance (1.6%):
106,367	AMP, Ltd.	765,636
61,564	Prudential plc	812,828
101,148	QBE Insurance Group, Ltd.	2,058,372

		3,636,836

Internet Software & Services (2.6%):
34,569	United Internet AG, Registered Shares	749,752
9,501	Yahoo! Japan Corp.^	5,000,017

		5,749,769

IT Services (1.5%):
146,033	Autonomy Corp. plc*	2,661,213
51,669	Compugroup Holding AG*	697,439

		3,358,652

Machinery (3.1%):
155,581	Aalberts Industries NV	3,324,809
27,215	Demag Cranes AG^	1,241,798
5,551	Hyundai Heavy Industries Co., Ltd.	2,083,167
19,213	Takeuchi Manufacturing Co., Ltd.	394,721

		7,044,495

Marine (0.4%):
29,900	Tsakos Energy Navigation, Ltd.	919,724

Media (3.1%):
70,081	British Sky Broadcasting Group plc	776,543
52,100	Grupo Televisa SA, ADR	1,262,904
177,900	Mediaset SPA^	1,649,534
44,060	Societe Television Francaise 1	968,700
32,080	Vivendi Universal SA	1,254,828
158,000	Zee Telefilms, Ltd.	973,297

		6,885,806

Metals & Mining (4.6%):
149,500	Companhia Vale do Rio Doce, ADR, Preferred Shares^	4,357,925
87,100	Impala Platinum Holdings, Ltd.	3,353,556
24,802	Rio Tinto plc	2,574,797

		10,286,278

Multiline Retail (0.9%):
45,070	Next plc	1,018,504
5,990	Pinault Printemps Redoute	889,337

		1,907,841

Office Electronics (0.7%):
34,450	Canon, Inc.	1,596,747

Oil, Gas & Consumable Fuels (2.8%):
137,110	BG Group plc	3,174,771
19,000	BP plc, ADR^	1,152,350
27,280	Total SA	2,028,330

		6,355,451

Personal Products (0.7%):
12,990	L’Oreal SA	1,651,911

Pharmaceuticals (5.2%):
10,700	Astella Pharma, Inc.	415,335
13,692	GlaxoSmithKline plc	290,113
93,000	Marshall Edwards, Inc.*(a)	223,200
238,700	Marshall Edwards, Inc., Private Equity*	476,923
40,166	NeuroSearch A/S*	2,312,547
188,934	NicOx SA*^	2,707,004
659,169	Novogen, Ltd.*^	630,807
10,113	Roche Holding AG	1,904,544
13,836	Sanofi-Aventis, ADR	1,038,087
4,955	Santhera Pharmaceuticals*	374,063
34,000	Shionogi & Co., Ltd.	581,607
15,000	Takeda Chemical Industries, Ltd.	758,663

		11,712,893

Real Estate Management & Development (1.2%):
31,727	DIC Asset AG	1,055,181
72,400	Solidere, GDR	1,592,800

		2,647,981

Semiconductors & Semiconductor Equipment (0.3%):
38,200	ASM International NV^	707,846

Software (3.4%):
39,068	Infosys Technologies, Ltd.	1,407,502
6,900	Nintendo Co., Ltd.	3,575,169
166,430	Sage Group plc	621,125
25,293	SAP AG	1,253,327
18,800	SQUARE ENIX Co., Ltd.	662,353

		7,519,476

Specialty Retail (2.6%):
235,620	Carphone Warehouse Group plc	1,332,320
37,300	Hennes & Mauritz AB	2,295,490
39,300	Industria de Diseno Textil SA	2,183,161

		5,810,971

Textiles, Apparel & Luxury Goods (3.1%):
198,970	Burberry Group plc	1,778,438

Shares or
Principal		Fair
Amount		Value
23,956	Compagnie Financiere Richemont AG	$1,345,563
53,000	Luxottica Group SPA^	1,334,595
10,640	LVMH Moet Hennessy Louis Vuitton SA	1,186,045
4,968	Swatch Group AG, B Shares	1,328,146

		6,972,787

Trading Companies & Distributors (1.2%):
152,083	Bunzl plc	2,140,958
41,530	Wolseley plc	436,171

		2,577,129

Wireless Telecommunication Services (1.0%):
156	KDDI Corp.	964,406
412,810	Vodafone Group plc	1,235,945

		2,200,351

Total Common Stocks(b)
(Cost $177,023,833)(b)		211,578,434

Warrants (0.0%):
Pharmaceuticals (0.0%):
48,545	Marshall Edwards, Inc., Private Equity*	44,063
10,000	Marshall Edwards, Inc., Private Equity*	58,845

Total Warrants (Cost $—)		102,908

Deposit Account (4.6%):
10,246,185	NTRS London Deposit Account	10,246,185

Total Deposit Account (Cost $10,246,185)		10,246,185

Collateral For Securities On Loan (15.0%):
33,642,837	Allianz Dresdner Daily Asset Fund#	33,642,837

Total Collateral For Securities on Loan (Cost $33,642,837)		33,642,837

Total Investment Securities (Cost $220,912,855)(b)—114.2%		255,570,364
Net other assets (liabilities) — (14.2)%		(31,819,807)

NET ASSETS — 100.0%		$223,750,557

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of March 31, 2008.

#	Investment in affiliate.

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Limited Co.

SPA	Standby Purchase Agreement

(a)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2008 these securities represent 0.1% of the net assets of the Fund.

(b)	Cost for federal income tax purposes is $223,088,474. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$48,707,413
Unrealized depreciation	(16,225,523)

Net unrealized appreciation	$32,481,890

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United Kingdom	17.1%
Japan	13.6%
Switzerland	13.2%
France	11.3%
Australia	6.4%
Germany	5.5%
United States	5.0%
Netherlands	3.5%
Denmark	3.1%
Brazil	2.9%
Italy	2.9%
India	2.5%
Sweden	2.3%
Ireland	2.1%
Spain	1.8%
South Africa	1.5%
Norway	1.2%
Korea	0.9%
Finland	0.8%
Lebanon	0.7%
Mexico	0.6%
Panama	0.6%
Bermuda	0.4%
Canada	0.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (2.4%):
400	AAR Corp.*^	$10,908
7,200	Boeing Co. (The)	535,464
300	DRS Technologies, Inc.^	17,484
200	Esterline Technologies Corp.*	10,074
19,500	Honeywell International, Inc.	1,100,190
800	L-3 Communications Holdings, Inc.	87,472
2,300	Northrop Grumman Corp.	178,963
900	Raytheon Co.	58,149
100	Teledyne Technologies, Inc.*^	4,700
200	TransDigm Group, Inc.*^	7,410
200	Triumph Group, Inc.^	11,386
9,100	United Technologies Corp.	626,262

		2,648,462

Airlines (0.1%):
1,800	Continental Airlines, Inc., Class B*^	34,614
400	Northwest Airlines Corp.*	3,596
500	SkyWest, Inc.^	10,560
2,600	Southwest Airlines Co.	32,240
900	UAL Corp.^	19,377

		100,387

Auto Components (0.1%):
400	American Axle & Manufacturing Holdings, Inc.^	8,200
500	ArvinMeritor, Inc.^	6,255
300	Autoliv, Inc.	15,060
500	Cooper Tire & Rubber Co.^	7,485
900	Gentex Corp.^	15,435
1,300	Lear Corp.*^	33,683

		86,118

Automobiles (0.0%):
400	Thor Industries, Inc.^	11,908

Beverages (1.1%):
12,100	Coca-Cola Co.	736,527
900	Constellation Brands, Inc.*^	15,903
400	Hansen Natural Corp.*^	14,120
6,500	PepsiCo, Inc.	469,300

		1,235,850

Biotechnology (0.7%):
9,600	Amgen, Inc.*	401,088
3,700	Genentech, Inc.*	300,366
100	Martek Biosciences Corp.*^	3,057

		704,511

Building Products (0.0%):
1,100	USG Corp.*^	40,502

Capital Markets (3.7%):
100	Ameriprise Financial, Inc.	5,185
700	Apollo Investment Corp.^	11,081
23,900	Charles Schwab Corp.	450,037
4,100	Goldman Sachs Group, Inc.	678,099
1,300	Invesco, Ltd.	31,668
1,900	Janus Capital Group, Inc.^	44,213
700	Knight Capital Group, Inc., Class A*^	11,368
300	Lazard, Ltd., Class A^	11,460
19,200	Lehman Brothers Holdings, Inc.^	722,688
26,500	Merrill Lynch & Co., Inc.	1,079,610
9,200	Morgan Stanley	420,440
500	OptionsXpress Holdings, Inc.^	10,355
7,500	State Street Corp.	592,500

		4,068,704

Chemicals (1.4%):
300	Ashland, Inc.	14,190
200	CF Industries Holdings, Inc.	20,724
300	Cytec Industries, Inc.	16,155
600	Hercules, Inc.	10,974
100	Minerals Technologies, Inc.	6,280
13,300	Monsanto Co.	1,482,950
200	NewMarket Corp.^	15,090
200	OM Group, Inc.*^	10,908

		1,577,271

Commercial Banks (2.1%):
4,900	Bank of New York Mellon Corp.	204,477
1,600	PNC Financial Services Group, Inc.^	104,912
1,000	Terra Industries, Inc.*^	35,530
15,600	U.S. Bancorp	504,816
17,981	Wachovia Corp.^	485,487
32,600	Wells Fargo & Co.	948,660

		2,283,882

Commercial Services & Supplies (0.5%):
300	ChoicePoint, Inc.*^	14,280
400	Deluxe Corp.	7,684
400	Herman Miller, Inc.^	9,828
900	Hewitt Associates, Inc., Class A*^	35,793
800	IKON Office Solutions, Inc.^	6,080
300	Manpower, Inc.^	16,878
1,300	Robert Half International, Inc.	33,462
900	SAIC, Inc.*^	16,731
900	Steelcase, Inc., Class A^	9,954
200	United Stationers, Inc.*^	9,540
12,100	Waste Management, Inc.	406,076
300	Watson Wyatt Worldwide, Inc.^	17,025

		583,331

Communications Equipment (3.6%):
400	Blue Coat Systems, Inc.*^	8,816
60,200	Cisco Systems, Inc.*	1,450,218
1,100	Commscope, Inc.*^	38,313
2,500	Foundry Networks, Inc.*^	28,950
1,300	Harmonic, Inc.*	9,880
500	Harris Corp.	24,265
1,200	JDS Uniphase Corp.*^	16,068
600	Plantronics, Inc.^	11,586
55,600	QUALCOMM, Inc.	2,279,600
3,300	Tellabs, Inc.*^	17,985

		3,885,681

Computers & Peripherals (7.0%):
17,200	Apple, Inc.*	2,468,200
2,100	Brocade Communications Systems, Inc.*^	15,330
63,000	Hewlett-Packard Co.	2,876,580
15,700	International Business Machines Corp.	1,807,698
1,300	Lexmark International, Inc.*^	39,936

		Fair
Shares		Value
2,000	NCR Corp.*	$45,660
1,100	SanDisk Corp.*^	24,827
18,700	Seagate Technology	391,578
1,000	Western Digital Corp.*^	27,040

		7,696,849

Construction & Engineering (0.1%):
500	Chicago Bridge & Iron Co., New York Registered Shares	19,620
500	Emcor Group, Inc.*^	11,105
700	KBR, Inc.	19,411
200	Perini Corp.*	7,246
4,100	Pulte Homes, Inc.	59,655
300	Shaw Group, Inc.*	14,142
400	URS Corp.*^	13,076

		144,255

Consumer Finance (1.0%):
16,900	Capital One Financial Corp.	831,818
300	Cash America International, Inc.	10,920
4,020	Visa, Inc., Class A*	250,687

		1,093,425

Containers & Packaging (0.0%):
100	Greif, Inc., Class A^	6,793
400	Rock-Tenn Co., Class A^	11,988

		18,781

Diversified Consumer Services (0.0%):
400	Devry, Inc.	16,736
500	Sotheby’s^	14,455

		31,191

Diversified Financial Services (3.5%):
44,208	Bank of America Corp.	1,675,925
19,900	Citigroup, Inc.	426,258
200	CME Group, Inc.	93,820
1,350	Discover Financial Services^	22,099
300	FCStone Group, Inc.*^	8,310
37,484	JP Morgan Chase & Co.	1,609,938
600	NASDAQ Stock Market, Inc.*^	23,196

		3,859,546

Diversified Telecommunication Services (2.1%):
46,699	AT&T, Inc.	1,788,572
1,200	CenturyTel, Inc.	39,888
1,060	EchoStar Corp., Class A*^	31,312
6,600	Qwest Communications International, Inc.^	29,898
9,900	Verizon Communications, Inc.	360,855

		2,250,525

Electrical Equipment (0.3%):
300	A.O. Smith Corp.^	9,861
300	Acuity Brands, Inc.^	12,885
300	Belden CDT, Inc.^	10,596
4,900	Emerson Electric Co.	252,154
1,100	Evergreen Solar, Inc.*^	10,197
700	GrafTech International, Ltd.*^	11,347
300	Regal-Beloit Corp.^	10,989
400	Thomas & Betts Corp.*	14,548
300	Woodward Governor Co.^	8,016

		340,593

Electronic Equipment & Instruments (0.3%):
7,300	Agilent Technologies, Inc.*	217,759
1,400	Arrow Electronics, Inc.*	47,110
1,400	Avnet, Inc.*^	45,822
500	Benchmark Electronics, Inc.*^	8,975
700	Molex, Inc.^	16,212
400	Plexus Corp.*	11,220
300	Rofin-Sinar Technologies, Inc.*^	13,470

		360,568

Energy Equipment & Services (5.0%):
8,400	Baker Hughes, Inc.	575,400
6,300	Diamond Offshore Drilling, Inc.^	733,320
200	Dril-Quip, Inc.*	9,294
600	ENSCO International, Inc.^	37,572
400	FMC Technologies, Inc.*	22,756
26,800	Halliburton Co.	1,054,044
200	NATCO Group , Inc.*^	9,350
200	Oil States International, Inc.*^	8,962
1,000	Patterson-UTI Energy, Inc.	26,180
24,800	Schlumberger, Ltd.	2,157,600
200	Seacor Holdings, Inc.*^	17,072
400	Tidewater, Inc.^	22,044
6,100	Transocean, Inc.*	824,720

		5,498,314

Food & Staples Retailing (1.3%):
300	Casey’s General Stores, Inc.^	6,780
300	Central European Distribution Corp.*	17,457
8,000	CVS Caremark Corp.	324,080
300	Fresh Del Monte Produce, Inc.*^	10,920
32,500	Kroger Co.	825,500
3,400	Wal-Mart Stores, Inc.	179,112

		1,363,849

Food Products (0.0%):
500	Chiquita Brands International, Inc.*^	11,555
900	Darling International, Inc.*^	11,655

		23,210

Gas Utilities (0.3%):
4,400	Noble Energy, Inc.^	320,320
100	Northwest Natural Gas Co.^	4,344
200	WGL Holdings, Inc.^	6,412

		331,076

Health Care Equipment & Supplies (0.2%):
4,500	Baxter International, Inc.	260,190

Health Care Providers & Services (2.0%):
9,900	Aetna, Inc.	416,691
200	Amedisys, Inc.*^	7,868
300	AMERIGROUP Corp.*^	8,199
1,000	Amerisource Bergen Corp.	40,980
600	Centene Corp.*^	8,364
8,100	CIGNA Corp.	328,617
800	Coventry Health Care, Inc.*	32,280
300	Express Scripts, Inc.*^	19,296
1,100	Health Net, Inc.*	33,880
800	Healthspring, Inc.*^	11,264
4,300	Humana, Inc.*	192,898
900	Lincare Holdings, Inc.*	25,299
300	Owens & Minor, Inc.	11,802
29,070	UnitedHealth Group, Inc.	998,845

		Fair
Shares		Value
207	Wellpoint, Inc.*	$9,135

		2,145,418

Hotels, Restaurants & Leisure (0.8%):
442	Chipotle Mexican Grill, Inc.*^	42,914
2,000	McDonald’s Corp.	111,540
300	Wyndham Worldwide Corp.^	6,204
18,300	Yum! Brands, Inc.	680,943

		841,601

Household Durables (0.2%):
600	American Greetings Corp., Class A^	11,130
600	KB Home^	14,838
2,500	Lennar Corp.^	47,025
200	Mohawk Industries, Inc.*^	14,322
100	NVR, Inc.*	59,750
400	Ryland Group, Inc. (The)	13,156
200	Tempur-Pedic International, Inc.^	2,200
2,100	Toll Brothers, Inc.*	49,308

		211,729

Household Products (1.7%):
26,352	Procter & Gamble Co.	1,846,485

Independent Power Producers & Energy Traders (0.0%):
900	Mirant Corp.*^	32,751

Industrial Conglomerates (4.0%):
8,700	3M Co.	688,605
87,400	General Electric Co.	3,234,674
200	Teleflex, Inc.^	9,542
7,400	Textron, Inc.	410,108

		4,342,929

Insurance (6.7%):
11,200	ACE, Ltd.	616,672
8,700	Allstate Corp. (The)	418,122
19,700	American International Group, Inc.	852,025
11,500	Aon Corp.	462,300
200	Arch Capital Group, Ltd.*	13,734
500	Aspen Insurance Holdings, Ltd.^	13,190
700	Assurant, Inc.^	42,602
500	Assured Guaranty, Ltd.^	11,870
600	Axis Capital Holdings, Ltd.	20,388
160	Berkshire Hathaway, Inc., Class B*	715,664
16,400	Chubb Corp. (The)	811,472
500	CNA Financial Corp.^	12,895
200	Delphi Financial Group, Inc., Class A^	5,846
400	Endurance Specialty Holdings, Ltd.	14,640
200	Everest Re Group, Ltd.	17,906
1,000	Fidelity National Financial, Inc., Class A	18,330
1,300	First American Corp.^	44,122
4,900	Genworth Financial, Inc.	110,936
3,200	Hartford Financial Services Group, Inc.	242,464
700	HCC Insurance Holdings, Inc.^	15,883
400	IPC Holdings, Ltd.^	11,200
6,700	Lincoln National Corp.	348,400
11,700	Loews Corp.	470,574
100	Max Capital Group, Ltd.^	2,619
200	Mercury General Corp.^	8,862
2,600	MetLife, Inc.^	156,676
400	National Financial Partners Corp.^	8,988
400	Nationwide Financial Services, Inc., Class A	18,912
300	Odyssey Re Holdings Corp.^	11,025
300	PartnerRe, Ltd.	22,890
200	ProAssurance Corp.*^	10,766
9,000	Prudential Financial, Inc.	704,250
300	Reinsurance Group of America, Inc.^	16,332
400	RenaissanceRe Holdings, Ltd.	20,764
400	SAFECO Corp.	17,552
300	StanCorp Financial Group, Inc.^	14,313
300	Torchmark Corp.	18,033
19,900	Travelers Cos., Inc. (The)	952,215
1,400	UnumProvident Corp.	30,814
700	W.R. Berkley Corp.	19,383
600	XL Capital, Ltd., Class A	17,730

		7,343,359

Internet & Catalog Retail (0.0%):
1,000	Expedia, Inc.*^	21,890
200	Priceline.com, Inc.*^	24,172

		46,062

Internet Software & Services (2.0%):
200	Bankrate, Inc.*^	9,978
300	CyberSource Corp.*^	4,383
500	Getty Images, Inc.*	16,000
4,800	Google, Inc., Class A*	2,114,256
200	Sohu.com, Inc.*^	9,026
600	Teradata Corp.*	13,236

		2,166,879

IT Services (0.6%):
9,900	Accenture, Ltd., Class A	348,183
400	Affiliated Computer Services, Inc.*	20,044
1,200	Computer Sciences Corp.*	48,948
700	Convergys Corp.*	10,542
600	DST Systems, Inc.*^	39,444
13,400	Electronic Data Systems Corp.	223,110
400	Euronet Worldwide, Inc.*^	7,704
100	Wright Express Corp.*	3,073

		701,048

Leisure Equipment & Products (0.0%):
1,100	Eastman Kodak Co.^	19,437
200	Polaris Industries, Inc.^	8,202

		27,639

Life Sciences Tools & Services (0.1%):
900	Applera Corp. — Applied Biosystems Group	29,574
600	Invitrogen Corp.*^	51,282

		80,856

Machinery (2.6%):
400	Actuant Corp., Class A	12,084
500	Barnes Group, Inc.^	11,475
600	Briggs & Stratton Corp.^	10,740

		Fair
Shares		Value
19,000	Caterpillar, Inc.	$1,487,510
300	Crane Co.^	12,105
3,800	Cummins, Inc.	177,916
3,600	Deere & Co.	289,584
2,800	Eaton Corp.	223,076
200	Gardner Denver, Inc.*	7,420
300	IDEX Corp.	9,207
4,400	Ingersoll Rand Co., Class A	196,152
3,100	PACCAR, Inc.	139,500
2,700	Parker Hannifin Corp.	187,029
300	Pentair, Inc.^	9,570
300	Robbins & Myers, Inc.^	9,795
100	Spx Corp.	10,490
500	Timken Co.	14,860
300	Watts Water Technologies, Inc., Class A^	8,409

		2,816,922

Marine (0.0%):
400	TBS International, Ltd., Class A*^	12,080

Media (2.0%):
20,300	Clear Channel Communications, Inc.	593,166
100	DIRECTV Group, Inc. (The)*	2,479
3,900	DISH Network Corp., Class A*	112,047
300	DreamWorks Animation SKG, Inc.*^	7,734
700	Gannett Co., Inc.	20,335
1,500	Liberty Global, Inc., Class A*	51,120
300	Netflix, Inc.*^	10,395
300	Scholastic Corp.*^	9,081
38,300	Time Warner, Inc.	536,966
8,182	Viacom, Inc., Class B*	324,171
18,100	Walt Disney Co. (The)^	567,978

		2,235,472

Metals & Mining (4.3%):
800	AK Steel Holding Corp.^	43,536
26,600	Alcoa, Inc.	959,196
500	Carpenter Technology Corp.	27,985
200	Century Aluminum Co.*^	13,248
200	Compass Minerals International, Inc.	11,796
10,800	Freeport-McMoRan Copper & Gold, Inc., Class A	1,039,176
1,200	Hecla Mining Co.*^	13,392
100	Kaiser Aluminum Corp.^	6,930
12,900	Nucor Corp.	873,846
700	Reliance Steel & Aluminum Co.	41,902
200	Schnitzer Steel Industries, Inc.^	14,204
7,200	Southern Copper Corp.^	747,576
6,600	United States Steel Corp.	837,342
300	Walter Industries, Inc.^	18,789
700	Worthington Industries, Inc.^	11,809

		4,660,727

Multiline Retail (0.1%):
100	Buckle, Inc.(The)^	4,473
1,600	Big Lots, Inc.*^	35,680
900	Dollar Tree, Inc.*	24,831
2,300	Family Dollar Stores, Inc.^	44,850
1,400	Macy’s, Inc.	32,284

		142,118

Office Electronics (0.3%):
18,000	Xerox Corp.	269,460

Oil, Gas & Consumable Fuels (17.7%):
15,000	Anadarko Petroleum Corp.	945,450
9,200	Apache Corp.	1,111,544
14,100	Chesapeake Energy Corp.^	650,715
34,577	ChevronTexaco Corp.	2,951,493
300	Cimarex Energy Co.^	16,422
30,439	ConocoPhillips	2,319,756
9,100	Devon Energy Corp.	949,403
1,400	EOG Resources, Inc.	168,000
69,900	Exxon Mobil Corp.	5,912,142
600	Frontier Oil Corp.	16,356
10,000	Hess Corp.	881,800
300	Holly Corp.^	13,023
20,800	Marathon Oil Corp.	948,480
500	Mariner Energy, Inc.*^	13,505
3,200	Murphy Oil Corp.	262,848
22,900	Occidental Petroleum Corp.	1,675,593
300	Stone Energy Corp.*^	15,693
6,200	Valero Energy Corp.	304,482
400	W&T Offshore, Inc.^	13,644
4,300	XTO Energy, Inc.	265,998

		19,436,347

Paper & Forest Products (0.1%):
600	Abitibibowater, Inc.*^	7,746
1,200	Domtar Corp.*^	8,196
3,100	International Paper Co.	84,320

		100,262

Personal Products (0.0%):
200	Chattem, Inc.*^	13,268

Pharmaceuticals (2.9%):
1,100	Abbott Laboratories	60,665
2,300	Eli Lilly & Co.	118,657
1,300	Endo Pharmaceuticals Holdings, Inc.*^	31,122
18,600	Johnson & Johnson Co.	1,206,582
4,300	King Pharmaceuticals, Inc.*	37,410
12,300	Merck & Co., Inc.	466,785
1,600	Omnicare, Inc.^	29,056
59,900	Pfizer, Inc.	1,253,707

		3,203,984

Real Estate Investment Trusts (REITs) (0.1%):
1,900	General Growth Properties, Inc.^	72,523

Real Estate Management & Development (0.0%):
200	Jones Lang LaSalle, Inc.^	15,468
Road & Rail (0.2%):
1,600	Norfolk Southern Corp.	86,912
300	Ryder System, Inc.^	18,273
1,200	Union Pacific Corp.	150,456

		255,641

Semiconductors & Semiconductor Equipment (5.1%):
1,100	Altera Corp.	20,273
1,100	Amkor Technology, Inc.*^	11,770
4,500	Analog Devices, Inc.	132,840
35,800	Applied Materials, Inc.	698,458
2,100	Atmel Corp.*	7,308

		Fair
Shares		Value
1,600	Broadcom Corp., Class A*	$30,832
1,000	Cypress Semiconductor Corp.*^	23,610
100	Diodes, Inc.*^	2,196
113,200	Intel Corp.	2,397,576
1,600	Intersil Corp., Class A	41,072
700	KLA-Tencor Corp.	25,970
800	Lam Research Corp.*^	30,576
10,300	MEMC Electronic Materials, Inc.*	730,270
1,800	Novellus Systems, Inc.*^	37,890
8,800	NVIDIA Corp.*	174,152
800	OmniVision Technologies, Inc.*^	13,456
1,300	PMC-Sierra, Inc.*^	7,410
900	Semtech Corp.*^	12,897
300	Sigma Designs, Inc.*^	6,801
400	Silicon Laboratories, Inc.*^	12,616
1,400	Skyworks Solutions, Inc.*^	10,192
36,400	Texas Instruments, Inc.	1,029,028
1,200	Varian Semiconductor Equipment Associates, Inc.*^	33,780
2,400	Xilinx, Inc.	57,000

		5,547,973

Software (4.6%):
1,900	Activision, Inc.*	51,889
7,500	Adobe Systems, Inc.*	266,925
200	Advent Software, Inc.*^	8,524
300	Ansys, Inc.*^	10,356
1,400	Autodesk, Inc.*	44,072
4,000	BEA Systems, Inc.*	76,600
1,800	BMC Software, Inc.*^	58,536
3,000	Cadence Design Systems, Inc.*	32,040
1,200	Check Point Software Technologies, Ltd.*	26,880
4,900	Compuware Corp.*	35,966
200	IHS, Inc., Class A*^	12,862
1,400	McAfee, Inc.*	46,326
900	Micros Systems, Inc.*	30,294
115,400	Microsoft Corp.	3,275,052
100	MicroStrategy, Inc., Class A*^	7,399
400	Net 1 UEPS Technologies, Inc.*	9,020
6,400	Novell, Inc.*	40,256
400	Open Text Corp.*^	12,524
35,800	Oracle Corp.*	700,248
600	Quest Software, Inc.*^	7,842
700	Sybase, Inc.*	18,410
16,800	Symantec Corp.*	279,216
1,400	TIBCO Software, Inc.*^	9,996

		5,061,233

Specialty Retail (3.1%):
2,800	AutoNation, Inc.*^	41,916
100	AutoZone, Inc.*^	11,383
18,900	Best Buy Co., Inc.	783,594
500	Callaway Golf Co.^	7,340
36,800	Gap, Inc. (The)	724,224
7,000	Home Depot, Inc.	195,790
300	Men’s Wearhouse, Inc.^	6,981
1,300	Office Depot, Inc.*^	14,365
2,400	RadioShack Corp.^	39,000
18,800	TJX Cos., Inc.	621,716
20,300	Tyco International, Ltd.	894,215

		3,340,524

Textiles, Apparel & Luxury Goods (0.1%):
100	Deckers Outdoor Corp.*^	10,782
700	Fossil, Inc.*^	21,378
600	Iconix Brand Group, Inc.*^	10,410
600	Polo Ralph Lauren Corp.^	34,974
100	Warnaco Group, Inc. (The)*^	3,944
200	Wolverine World Wide, Inc.^	5,802

		87,290

Tobacco (1.2%):
17,800	Altria Group, Inc.	395,160
17,800	Philip Morris International, Inc.*	900,324
200	Universal Corp.^	13,106

		1,308,590

Trading Companies & Distributors (0.0%):
400	Applied Industrial Technologies, Inc.^	11,956
600	United Rentals, Inc.*^	11,304

		23,260

Wireless Telecommunication Services (0.1%):
8,119	Sprint Nextel Corp.	54,316
700	Telephone and Data Systems, Inc.^	27,489

		81,805

Total Common Stocks (Cost $110,045,601)		108,970,682

Deposit Account (0.8%):
898,245	NTRS London Deposit Account	898,245

Total Deposit Account (Cost $898,245)		898,245

Collateral For Securities On Loan (6.1%):
6,640,921	Northern Trust Liquid Institutional Asset Portfolio	6,640,921

Total Collateral For Securities On Loan (Cost $6,640,921)		6,640,921

Total Investment Securities (Cost $117,584,767)(a)—106.3%		116,509,848
Net other assets (liabilities) — (6.3)%		(6,854,957)
NET ASSETS — 100.0%		$109,654,891

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of March 31, 2008.

(a)	Cost for federal income tax purposes is $120,528,610. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,819,424
Unrealized depreciation	(9,838,186)

Net unrealized depreciation	$(4,018,762)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	94.8%
Netherlands	2.0%
Cayman Islands	1.7%
Bermuda	1.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities (11.3%):
$105,119	Accredited Mortgage Loan Trust, Series 06-2, Class A1, 2.64%, 9/25/36 (a)+	$103,215
112,684	ACE Securities Corp Home Equity Loan Trust, Series 06-HE4, Class A2A, 2.66%, 10/25/36 ^(a)+	110,184
51,568	ACE Securities Corp Home Equity Loan Trust, Series 06-ASP5, Class A2A, 2.68%, 10/25/36 (a)+	50,206
181,784	Amortizing Residential Collateral Trust, Series 01-BC6, Class A, 3.30%, 10/25/31 (a)+	170,916
38,702	Argent Securities, Inc., Series 06-M2, Class A2A, 2.65%, 9/25/36 (a)+	37,842
76,075	Asset Backed Funding Certificates, Series 06-OPT2, Class A3A, 2.66%, 10/25/36 (a)+	73,799
52,391	Asset Backed Funding Certificates, Series 06-HE1, Class A2A, 2.66%, 1/25/37 (a)+	49,048
21,014	Asset Backed Securities Corp. Home Equity Loan Trust, Series 04-HE6, Class A1, 2.87%, 9/25/34 (a)+	18,645
38,702	Carrington Mortgage Loan Trust, Series 06-RFC1, Class A1, 2.64%, 5/25/36 (a)+	38,374
392,376	Carrington Mortgage Loan Trust, Series 06-NC5, Class A1, 2.65%, 1/25/37 (a)+	368,098
200,000	Chase Credit Card Master Trust, Series 03-6, Class A, 2.93%, 2/15/11 (a)+	199,156
200,000	Chase Issuance Trust, Series 06-A3, Class A3, 2.81%, 7/15/11 (a)+	197,563
18,166	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH2, Class A1, 2.64%, 8/25/36 (a)+	17,925
600,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH3, Class A2, 2.70%, 10/25/36 (a)+	543,253
607,549	Countrywide Asset-Backed Certificates, Series 2006-06, Class 2A2, 2.78%, 9/25/36 (a)+	556,287
39,761	Countrywide Asset-Backed Certificates, Series 06-13, Class 3AV1, 2.65%, 1/25/37 (a)+	39,307
86,534	Countrywide Asset-Backed Certificates, Series 06-19, Class 2A1, 2.66%, 3/25/37 (a)+	84,804
63,737	Countrywide Asset-Backed Certificates, Series 06-22, Class 2A1, 2.65%, 5/25/37 (a)+	61,635
118,057	Countrywide Asset-Backed Certificates, Series 06-21, Class 2A1, 2.65%, 5/25/37 (a)+	114,626
440,494	Countrywide Asset-Backed Certificates, Series 06-24, Class 2A1, 2.65%, 5/25/37 (a)+	426,660
421,317	Countrywide Asset-Backed Certificates, Series 06-23, Class 2A1, 2.65%, 11/25/37 (a)+	406,308
40,791	Countrywide Asset-Backed Certificates, Series 06-15, Class A1, 2.71%, 10/25/46 (a)+	39,618
33,161	Countrywide Asset-Backed Certificates, Series 06-16, Class 2A1, 2.65%, 12/25/46 (a)+	32,565
102,198	Countrywide Asset-Backed Certificates, Series 06-17, Class 2A1, 2.65%, 3/25/47 (a)+	100,298
65,581	Credit-Based Asset Servicing and Securitization, Series 06-CB9, Class A1, 2.66%, 11/25/36 (a)+	62,690
1,001	DaimlerChrysler Auto Trust, Series 06-C, Class A2, 5.25%, 5/8/09+	1,001
267,660	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF9, Class 2A1, 2.66%, 6/25/36 (a)+	257,677
94,636	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF8, Class IIA1, 2.63%, 7/25/36 (a)+	93,316
300,000	First USA Credit Card Master Trust, 2.94%, 4/18/11 (a)+	299,619
66,971	Fremont Home Loan Trust, Series 06-E, Class 2A1, 2.66%, 1/25/37 (a)+	61,445
34,352	Fremont Home Loan Trust, Series 06-3, Class 2A1, 2.67%, 2/25/37 (a)+	33,984
313,002	GE-WMC Mortgage Securities, L.L.C., Series 06-1, Class A2A, 2.64%, 8/25/36 (a)+	302,159
79,183	GSAMP Trust, Series 06-FM2, Class A2A, 2.67%, 9/25/36 (a)+	76,749
71,595	Household Home Equity Loan Trust, Series 06-4, Class A1V, 2.61%, 3/20/36 (a)+	70,219
66,888	HSI Asset Securitization Corp. Trust, Series 06-HE2, Class 2A1, 2.65%, 12/25/36 (a)+	63,742
53,493	Indymac Residential Asset Backed Trust, Series 06-E, Class 2A1, 2.66%, 4/25/37 (a)+	52,139
42,623	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC3, Class A2, 2.65%, 8/25/36 (a)+	41,171

Principal		Fair
Amount		Value
364,638	J.P. Morgan Mortgage Acquisition Corp., Series 06-CH2, Class AV2, 2.65%, 10/25/36 (a)+	$339,603
121,555	Lehman XS Trust, Series 06-17, Class WF11, 2.72%, 11/25/36 (a)+	118,782
25,342	Lehman XS Trust, Series 06-9, Class A1A, 2.67%, 5/25/46 (a)+	24,823
130,685	Lehman XS Trust, Series 06-11, Class 1A1, 2.68%, 6/25/46 (a)+	127,969
104,864	Lehman XS Trust, Series 06-16N, Class A1A, 2.68%, 11/25/46 (a)+	97,650
3,092	Long Beach Mortgage Loan Trust, Series 04-4, Class 1A1, 2.88%, 10/25/34 (a)+	2,788
314,668	Long Beach Mortgage Loan Trust, Series 06-9, Class 2A1, 2.66%, 10/25/36 (a)+	303,844
17,311	Master Asset Backed Securities Trust, Series 06-FRE2, Class A2, 2.65%, 3/25/36 (a)+	17,181
113,798	Master Asset Backed Securities Trust, Series 06-HE5, Class A1, 2.66%, 11/25/36 (a)+	107,546
201,312	Merrill Lynch Mortgage Investors Trust, Series 06-FF1, Class A2A, 2.67%, 8/25/36 (a)	194,927
4,320	Nelnet Student Loan Trust, Series 06-3, Class A1, 4.84%, 9/25/12 (a)+	4,320
5,764	Newcastle Mortgage Securities Trust, Series 06-1, Class A1, 2.67%, 3/25/36 (a)+	5,737
103,557	Park Place Securities, Inc., Series 04-MCW1, Class A1, 2.91%, 10/25/34 (a)+	86,488
102,586	Residential Asset Mortgage Products, Inc., Series 06-RZ4, Class A1A, 2.68%, 10/25/36 (a)+	97,777
24,200	Residential Asset Securities Corp., Series 06-KS6, Class A1, 2.64%, 8/25/36 (a)+	23,858
83,531	Residential Asset Securities Corp., Series 06-KS8, Class A1, 2.66%, 10/25/36 (a)+	82,356
94,946	Residential Asset Securities Corp., Series 06-KS9, Class AI1, 2.67%, 11/25/36 (a)+	90,424
38,930	Saxon Asset Securities Trust, Series 06-3, Class A1, 2.66%, 11/25/36 (a)+	37,933
50,542	SBI Heloc Trust, Series 06-A1, Class 1A2A, 2.77%, 8/25/36 (a)(b)+	48,386
302,367	SLM Student Loan Trust, Series 07-3, Class A1, 3.32%, 10/27/14 (a)+	300,876
11,031	SLM Student Loan Trust, Series 06-3, Class A2, 3.33%, 1/25/16 (a)+	11,004
15,723	SLM Student Loan Trust, Series 05-5, Class A1, 3.33%, 1/25/18 (a)+	15,698
30,985	Soundview Home Equity Loan Trust, Series 06-EQ1, Class A1, 2.65%, 10/25/36 (a)+	29,974
316,541	Soundview Home Equity Loan Trust, Series 06-EQ2, Class A1, 2.68%, 1/25/37 (a)+	302,110
47,836	Wells Fargo Home Equity Trust, Series 06-3, Class A1, 2.65%, 1/25/37 (a)+	46,167

Total Asset Backed Securities (Cost $8,129,978)		7,774,464

Collateralized Mortgage Obligations (12.1%):
8,431	American Home Mortgage Investment Trust, Series 05-2, Class 5A2, 2.75%, 9/25/35 (a)+	8,388
100,000	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.93%, 5/10/45 (a)+	101,032
487,138	Banc of America Funding Corp., 4.11%, 5/25/35 (a)+	455,915
173,765	Banc of America Funding Corp., 6.14%, 1/20/47 (a)+	150,445
58,894	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1, 4.96%, 1/25/35 (a)+	55,324
46,946	Bear Stearns Adustable Rate Mortgage Trust, Series 2004-9 Class 22A1, 4.78%, 11/25/34 (a)+	45,498
206,236	Bear Stearns Adustable Rate Mortgage Trust, Series 2004-8, Class 2A1, 5.07%, 11/25/34 (a)+	200,188
952,728	Bear Stearns Adustable Rate Mortgage Trust, Series 2005-2, Class A1, 4.13%, 3/25/35 (a)+	910,524
525,670	Bear Stearns Adustable Rate Mortgage Trust, Series 2005-2, Class A2, 4.13%, 3/25/35 (a)+	500,835
55,445	Bear Stearns Alt-A Trust, 5.71%, 9/25/35 (a)+	45,491
169,222	Bear Stearns Mortgage Funding Trust, Series 07-AR1, Class 2A1, 2.67%, 2/25/37 (a)+	148,060
118,323	Countrywide Home Loans, Series 2004-22 Class A3, 4.80%, 11/25/34 (a)+	110,950
201,659	Countrywide Home Loans, Series 2004-HYB9 Class 1A1, 4.72%, 2/20/35+	195,204
57,011	Fannie Mae, Series 05-12, Class EA, 4.50%, 9/25/14+	56,941
75,284	Fannie Mae, Series 06-118, Class A1, 2.67%, 12/25/36 (a)+	72,279

Principal		Fair
Amount		Value
125,492	First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1, 5.37%, 8/25/35 (a)+	$117,981
172,591	Freddie Mac, Series 3335, Class BF, 2.97%, 7/15/19 (a)+	167,158
856,871	Freddie Mac, Series 3335, Class FT, 2.97%, 8/15/19 (a)+	829,186
1,213,288	Freddie Mac, Series 3335, Class AF, 2.97%, 10/15/20 (a)+	1,171,951
92,791	Freddie Mac, Series 3149, Class LF, 3.12%, 5/15/36 (a)+	89,457
83,770	Greenpoint Mortgage Funding Trust, Series 06-AR8, Class 1A1A, 2.68%, 1/25/47 (a)+	79,523
109,759	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 4.39%, 10/25/33 (a)+	105,121
158,683	GS Mortgage Securities Corp. II, Series 2007-EOP Class A1, 3.17%, 3/6/20 (b)(a)+	146,540
85,926	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.25%, 11/25/35 (a)+	76,689
29,091	Harborview Mortgage Loan Trust, Series 05-2, Class 2A1A, 2.78%, 5/19/35 (a)+	22,881
120,880	Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1, 5.14%, 7/19/35 (a)+	115,498
69,840	Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class B1, 5.05%, 12/25/34 (a)+	63,601
44,480	Indymac Index Mortgage Loan Trust, Series 06-AR35, Class 2A2, 2.70%, 1/25/37 (a)+	42,563
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.42%, 1/15/49+	290,285
133,914	JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.02%, 2/25/35 (a)+	121,725
144,401	LB-UBS Commercial Mortgage Trust, Series 02-C2, Class A2, 4.90%, 6/15/26 (a)+	144,143
16,631	Lehman Brothers Commercial Mortgage Trust, Series 06-LLFA, Class A1, 2.90%, 9/15/21 (b)(a)+	15,635
89,204	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4, 3.79%, 11/21/34 (a)+	88,068
252,463	Merrill Lynch Floating Trust, Series 06-1, Class A1, 2.89%, 6/15/22 (a)(b)+	236,231
66,467	Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A, 2.81%, 2/25/36 (a)+	53,312
30,504	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A, 3.60%, 10/25/35 (a)+	27,645
23,472	MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 2.85%, 11/25/35 (a)+	21,185
61,452	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 2.81%, 7/19/35 (a)+	55,388
72,763	Thornburg Mortgage Securities Trust, Series 06-6, Class A1, 2.71%, 12/25/36 (a)+	68,962
228,194	Thornburg Mortgage Securities Trust, Series 06-5, Class A1, 2.72%, 9/25/46 (a)+	213,087
177,746	Wachovia Bank Commercial Mortgage Trust, 2.90%, 6/15/20 (a)+	163,649
274,465	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 2.91%, 9/15/21 (b)(a)+	257,735
17,774	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR11, Class A1B1, 2.89%, 8/25/45 (a)+	17,539
74,491	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR11, Class 2A, 5.83%, 9/25/46 (a)+	59,161
231,279	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR13, Class 2A, 5.57%, 10/25/46 (a)+	180,345
78,490	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR19, Class 1A1A, 5.06%, 1/25/47 (a)+	59,707
128,409	Wells Fargo Mortgage Back Securities Trust, Series 2004-CC, Class A1, 4.95%, 1/25/35 (a)+	120,483

Total Collateralized Mortgage Obligations (Cost $8,695,939)		8,279,508

Corporate Bonds (39.2%):
Automobiles (0.4%):
200,000	DaimlerChrysler NA Holding Corp., Series E, 3.22%, 3/13/09 (a)+	197,527

Principal		Fair
Amount		Value
100,000	DaimlerChrysler NA Holding Corp., 3.56%, 8/3/09 (a)+	$98,446

		295,973

Biotechnology (0.4%):
300,000	Amgen, Inc., 3.17%, 11/28/08 (a)+	299,647

Chemicals (0.2%):
100,000	Rohm & Haas Co., 6.00%, 9/15/17+	101,508

Commercial Banks (8.0%):
200,000	American Express Bank FSB, 2.83%, 10/16/08 (a)+	199,472
300,000	American Express Centurion Bank, 2.96%, 6/12/09 (a)+	298,948
500,000	Banc of America Corp., 3.08%, 6/15/16 (a)+	432,217
100,000	Bank of America Corp., 3.16%, 11/6/09 (a)+	99,263
800,000	Bank of Ireland, 2.59%, 12/19/08 (a)+	799,213
100,000	Barclays Bank plc, 6.05%, 12/4/17 (b)+	97,537
300,000	BNP Paribas, 5.19%, 6/29/49 (b)^+	251,614
380,000	Citigroup, Inc., 3.16%, 5/2/08 (a)+	380,013
100,000	Citigroup, Inc., 2.70%, 12/28/09 (a)+	97,901
200,000	Citigroup, Inc., 6.00%, 8/15/17 ^+	197,208
100,000	Citigroup, Inc., 6.13%, 8/25/36+	87,824
100,000	Credit Agricole, 3.09%, 5/28/09 (a)(b)+	100,076
100,000	DNB NOR Bank ASA, 4.45%, 10/13/09 (a)(b)+	100,092
300,000	HBOS Treasury Services PLC, 4.04%, 7/17/09 ^(a)(b)+	299,859
200,000	ICICI Bank, Ltd., 4.92%, 1/12/10 (b)(a)+	191,380
100,000	J.P. Morgan Chase & Co., 2.66%, 6/26/09 (a)+	99,335
500,000	J.P. Morgan Chase & Co., 4.92%, 10/2/09 (a)+	494,519
40,000	J.P. Morgan Chase & Co., 6.00%, 1/15/18+	41,713
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	102,213
300,000	Wachovia Bank NA, 2.64%, 3/23/09 (a)+	297,173
100,000	Wachovia Corp., 3.30%, 10/28/08 (a)+	99,425
100,000	Wachovia Corp., 3.13%, 12/1/09 (a)+	97,328
500,000	Wells Fargo & Co., 5.63%, 12/11/17+	511,430
100,000	Westpac Banking Corp. NY, 3.04%, 6/6/08 (a)+	99,981

		5,475,734

Computers & Peripherals (1.5%):
1,000,000	IBM Corp., 5.70%, 9/14/17+	1,047,561

Diversified Consumer Services (13.3%):
100,000	AIG Matched Funding Corp., 2.80%, 6/16/08 (a)(b)+	99,666
100,000	Allstate Life Global Funding Trust, 2.64%, 3/23/09 (a)+	99,800
200,000	American Express Credit Co., 3.12%, 11/9/09 (a)+	195,736
100,000	American General Finance, 6.90%, 12/15/17 , MTN+	97,727
200,000	American Honda Finance Corp., 3.05%, 3/9/09 (a)(b)+	200,057
400,000	American Honda Finance Corp., 3.15%, 5/12/09 (a)(b)+	399,968
200,000	American International Group, 5.85%, 1/16/18 , MTN+	196,268
400,000	Bear Stearns Cos., Inc., 2.79%, 3/30/09 (a)+	380,211
50,000	Bear Stearns Cos., Inc., 3.26%, 9/9/09 (a)+	48,000
100,000	C10 Capital SPV, Ltd., 6.72%, 12/31/49 (b)^+	92,410
100,000	Caterpillar Financial Services Corp., 4.85%, 12/7/12 , MTN+	102,273
200,000	CIT Group, Inc., 3.22%, 8/15/08 (a)+	184,631
100,000	CIT Group, Inc., 3.40%, 1/30/09 (a)+	87,034
100,000	CIT Group, Inc., 3.10%, 6/8/09 (a)+	82,823
100,000	CIT Group, Inc., 3.19%, 8/17/09 (a)+	84,010
200,000	Citigroup Capital XXI, 8.30%, 12/21/77 , Callable 12/21/37 @ 100+	197,075
30,000	Citigroup Funding, Inc., 2.60%, 4/23/09 (a)+	29,629
300,000	ENEL Finance International, 6.80%, 9/15/37	302,545
2,500,000	Ford Motor Credit Co., LLC, 6.63%, 6/16/08+	2,471,747
600,000	Ford Motor Credit Corp., 7.25%, 10/25/11+	492,854
100,000	General Electric Capital Corp., 3.34%, 7/28/08 (a)+	100,062
200,000	General Electric Capital Corp., 3.27%, 10/26/09 (a)+	197,980
200,000	General Electric Capital Corp., 3.96%, 1/20/10 (a)+	198,627
400,000	General Electric Capital Corp., 3.16%, 5/10/10 (a)+	392,292
300,000	General Electric Capital Corp., 3.14%, 8/15/11 (a)+	293,094
50,000	General Electric Capital Corp., 3.48%, 5/5/26 (a)+	41,592
300,000	General Electric Capital Corp., 6.38%, 11/15/67+	293,556
100,000	HSBC Finance Corp., 3.95%, 10/21/09 (a)+	96,515
50,000	HSBC Finance Corp., 3.35%, 5/10/10 (a)+	46,168
400,000	International Lease Financial Corp., 3.31%, 5/24/10 (a)+	378,623
100,000	NGPL PipeCo LLC, 6.51%, 12/15/12+	103,854

Principal		Fair
Amount		Value
300,000	Pricoa Global Funding I, 3.16%, 6/3/08 (a)(b)+	$300,150
100,000	Santander, 6.67%, 10/29/49+	90,116
450,000	SLM Corp., 3.47%, 7/27/09 ^(a)+	378,599
100,000	SMFG Preferred Capital, 6.08%, 12/31/49 (b)+	78,400
200,000	UBS Preferred Funding Trust V, 6.24%, 5/29/49 ^+	167,276
100,000	Westfield Group, 5.70%, 10/1/16 (b)+	90,413

		9,091,781

Diversified Financial Services (9.5%):
1,200,000	Bank of America Corp., 8.00%, 12/29/49 (a)+	1,201,440
300,000	General Electric Capital Corp., 5.50%, 9/15/67+	447,064
420,000	Goldman Sachs Group, Inc., 2.69%, 12/22/08 (a)+	416,997
100,000	Goldman Sachs Group, Inc., 2.64%, 12/23/08 (a)+	99,363
50,000	Goldman Sachs Group, Inc., 2.69%, 6/23/09 (a)+	49,352
100,000	Goldman Sachs Group, Inc., 3.15%, 11/16/09 (a)+	98,750
300,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17+	287,797
300,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18 ^+	297,075
400,000	Lehman Brothers Holdings, 3.12%, 5/29/08 (a)+	397,655
100,000	Lehman Brothers Holdings, 2.73%, 11/24/08 (a)+	97,500
100,000	Lehman Brothers Holdings, 4.79%, 4/3/09 (a)+	95,335
200,000	Lehman Brothers Holdings, 6.20%, 9/26/14	197,265
80,000	Merrill Lynch & Co., 2.90%, 6/16/08 (a)+	79,878
100,000	Merrill Lynch & Co., 3.33%, 10/27/08 (a)+	99,506
50,000	Merrill Lynch & Co., 3.40%, 2/6/09 (a)+	49,438
100,000	Merrill Lynch & Co., 3.14%, 12/4/09 (a)	97,446
400,000	Morgan Stanley, 3.21%, 2/9/09 (a)+	395,440
100,000	Morgan Stanley, 3.21%, 5/7/09 (a)+	98,328
100,000	Morgan Stanley, Series F, 4.35%, 1/15/10 (a)+	95,605
200,000	Wachovia Corp., 5.75%, 2/1/18+	195,897
1,700,000	Wachovia Corp., 7.98%, 2/28/49+	1,670,250

		6,467,381

Diversified Telecommunication Services (0.6%):
400,000	AT&T, Inc., 3.16%, 5/15/08 (a)+	400,083

Energy Equipment & Services (0.1%):
40,000	Gazprom OAO, 10.50%, 10/21/09+	43,619

Food & Staples Retailing (0.3%):
200,000	Kraft Foods, Inc., 6.13%, 2/1/18+	199,874

Health Care Providers & Services (0.1%):
100,000	UnitedHealth Group, Inc., 4.88%, 2/15/13+	98,779

Industrial Conglomerate (0.6%):
400,000	Honeywell International, Inc., 2.93%, 3/13/09 (a)+	399,759

Insurance (0.4%):
300,000	Met Life Global Funding, 3.11%, 5/17/10 (a)(b)+	293,753

Media (0.7%):
100,000	Comcast Corp., 4.68%, 7/14/09 (a)+	97,309
200,000	CSC Holdings, Inc., 7.25%, 7/15/08+	200,000
200,000	Time Warner, Inc., 5.88%, 11/15/16 (b)+	190,191

		487,500

Multiline Retail (0.4%):
300,000	Wal-Mart Stores, Inc., 2.70%, 6/16/08 (a)+	300,018

Oil, Gas & Consumable Fuels (1.6%):
600,000	Anadarko Petroleum Corp., 3.20%, 9/15/09 (a)+	588,644
200,000	Gazprom, 9.63%, 3/1/13+	224,620
300,000	Kinder Morgan Energy Parnters LP, 5.95%, 2/15/18+	297,109

		1,110,373

Pharmaceuticals (0.2%):
100,000	AstraZeneca PLC, 5.90%, 9/15/17+	105,706

Road & Rail (0.3%):
200,000	Union Pacific Corp., 5.70%, 8/15/18+	198,842

Wireless Telecommunication Services (0.6%):
400,000	Qwest Capital Funding, Inc., 6.38%, 7/15/08 ^+	399,000

Total Corporate Bonds
(Cost $27,403,576)		26,816,891

Commercial Paper (8.6%):
Commercial Banks (6.7%):
1,000,000	Anz National bank, Ltd.+	996,321
1,400,000	Bank of Scotland Group PLC+	1,397,091
400,000	Bank of Scotland PLC+	398,923
1,800,000	Barclays U.S. Funding Corp.+	1,796,505

		4,588,840

Diversified Financial Services (1.9%):
200,000	Intesa Funding LLC+	199,623

Principal		Fair
Amount		Value
800,000	SanPaolo IMI SPA+	$795,496
300,000	Unicredit Delaware, Inc.+	298,691

		1,293,810

Total Commercial Paper
(Cost $5,882,237)		5,882,650

Yankee Dollars (1.6%):
Commercial Banks (0.4%):
100,000	Credit Agricole, 3.14%, 5/28/10 (a)(b)+	100,018
100,000	HSBC Holdings PLC, 6.50%, 9/15/37+	94,864
100,000	National Australia Bank, Ltd., 2.98%, 9/11/09 (a)(b)+	99,917

		294,799

Diversified Consumer Services (1.0%):
200,000	Deutsche Telekom International Finance BV, 2.78%, 3/23/09 (a)+	197,424
200,000	Diageo Capital PLC, 3.20%, 11/10/08 (a)+	199,390
100,000	Siemens Financieringsmaatschappij NV, 3.12%, 8/14/09 (a)(b)+	100,070
200,000	Telefonica Emisiones Sau, 2.84%, 6/19/09 (a)+	194,799

		691,683

Oil, Gas & Consumable Fuels (0.2%):
100,000	Transocean, Inc., 3.21%, 9/5/08 (a)+	99,501

Total Yankee Dollars
(Cost $1,099,923)		1,085,983

Preferred Stocks (0.5%):
Diversified Financial Services (0.5%):
34	DG Funding Trust(d)	353,600

Total Preferred Stocks
(Cost $361,688)		353,600

Municipal Bonds (1.4%):
California (0.3%):
200,000	Los Angeles California United School District, Series A-1, 4.50%, 7/1/23 , Callable 7/1/17 @ 100+	200,288
New York (1.1%):
800,000	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series AA, 4.75%, 6/15/37 , Callable 6/15/16 @ 100+	757,656

Total Municipal Bonds
(Cost $982,146)		957,944

U.S. Government Agency Mortgages (71.8%):
Federal Home Loan Mortgage Corporation (15.6%)
800,539	3.05%, 2/15/19, Series 3346 FA(a)+	794,970
737,038	6.00%, 9/1/27+	758,547
1,889,096	6.00%, 1/1/37+	1,939,484
2,000,000	6.00%, 4/15/37, TBA	2,050,624
5,000,000	5.50%, 4/14/38, TBA	5,048,440
97,537	5.72%, 2/25/45 (a)+	94,449

		10,686,514

Federal National Mortgage Association (54.7%)
900,000	5.50%, 4/1/16, TBA	918,563
363,870	6.00%, 3/1/27+	374,100
294,226	6.00%, 5/1/27+	302,498
740,399	6.00%, 9/1/27+	761,215
736,322	6.00%, 10/1/27+	757,023
745,501	6.00%, 11/1/27+	766,460
1,000,000	6.50%, 4/1/33, TBA	1,035,625
4,389,955	5.00%, 3/1/36, Pool #745336+	4,351,367
7,000,000	5.00%, 4/1/36, TBA	6,927,816
11,900,000	5.50%, 4/15/37, TBA	12,011,563
2,270,000	6.00%, 4/15/37, TBA	2,325,331
7,000,000	5.00%, 5/13/38, TBA	6,912,500

		37,444,061

Government National Mortgage Association (1.5%)
192,704	6.00%, 4/15/37, Pool #663189+	199,165

Shares or
Principal		Fair
Amount		Value
795,596	6.00%, 9/15/37, Pool #633033+	$822,272

		1,021,437

Total U.S. Government Agency Mortgages
(Cost $48,371,351)		49,152,012

U.S. Treasury Obligations (1.5%):
500,000	1.08%, 5/29/08^ (c)+	498,888
500,000	1.27%, 6/5/08 (c)	498,849

Total U.S. Treasury Obligations
(Cost $997,984)		997,737

Deposit Account (2.5%):
1,691,997	NTRS London Deposit Account	1,691,997

Total Deposit Account
(Cost $1,691,997)		1,691,997

Purchased Call Options (1.1%):
660	1-Year Interest Rate SWAP (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15 Exp. 2/2/09(d)	80,916
70	1-Year Interest Rate SWAP (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15 Exp. 12/15/08(d)	8,960
600	1-Year Interest Rate SWAP (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.50 Exp. 2/2/09(d)	99,350
230	1-Year Interest Rate SWAP (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15 Exp. 12/15/08(d)	29,442
500	1-Year Interest Rate SWAP (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75 Exp. 9/26/08(d)	205,273
770	1-Year Interest Rate SWAP (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75 Exp. 9/26/08(d)	316,120
100	1-Year Interest Rate SWAP (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75 Exp. 9/26/08(d)	41,055
22	2- Year U.S. Treasury Note Future, Call @ 116, Exp. 5/27/08	344

60	5-Year U.S. Treasury Note Future, Call @ 130, Exp. 5/27/08	469

Total Purchased Call Options
(Cost $221,383)		781,929

Put Options Purchased (0.0%):
970	Federal National Mortgage Association, 5.00%, Put @ 80, Exp. 4/7/08(d)	0
400	Federal National Mortgage Association, 5.50%, Put @ 86, Exp. 6/5/08(d)	2,858

Total Put Options Purchased
(Cost $1,605)		2,858

Collateral For Securities On Loan (3.2%):
2,196,185	Northern Trust Liquid Institutional Asset Portfolio	2,196,185

Total Collateral For Securities On Loan
(Cost $2,196,185)		2,196,185

Total Investment Securities
(Cost $106,035,992)(e)—154.8%		105,973,758
Net other assets (liabilities) — (54.8)%		(37,520,337)

NET ASSETS — 100.0%		$68,453,421

Percentages indicated are based on net assets as of March 31, 2008.

+	Investment security segregated as collateral.

^	All or a portion of security is loaned as of March 31, 2008.

FSA	Insured by Federal Financial Security Assurance

TBA	To be announced. Represents 54.4% of the Fund’s net assets.

LIBOR	Represents the London InterBank Offered Rate

LLC	Limited Liability Co.

LP	Limited Partnership

PLC	Public Limited Co.

SPA	Standby Purchase Agreement

(a)	Variable or Floating Rate Security. The reflected rate is in effect as of March 31, 2008. The maturity date reflected is the final maturity date.

(b)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate presented represents the effective yield at March 31, 2008.

(d)	Rule 144A, Sector (4)2 or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be illiquid based upon procedures by the Board of Trustees. These securities represent 1.7% of the net assets of the Fund.

(e)	Cost for federal income tax purposes is $106,037,576. The gross unrealized appreciation/(deprecation) on a tax basis is as follows:

Unrealized appreciation	$1,579,557
Unrealized depreciation	(1,643,375)

Net unrealized depreciation	$(63,818)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	84.4%
United Kingdom	14.2%
Ireland	0.4%
Netherlands	0.2%
France	0.1%
Germany	0.1%
Spain	0.1%
India	0.1%
Australia	0.1%
Cayman Islands	0.1%
Virgin Islands	0.1%
Japan	0.1%

100.00%

As of March 31, 2008 the Fund’s Foreign currency exchange contracts were as follows:

		Contract	Fair	Appreciation/
Long Contracts	Delivery Date	Amount	Value	(Depreciation)
Receive 54,000 United Arab Emirates Dirham in exchange for U.S. Dollars	5/27/2008	$14,919	$14,799	$(120)
Receive 23,200 Australian Dollars in exchange for U.S. Dollars	4/24/2008	21,010	21,135	125
Receive 4,523,169 Brazilian Real in exchange for U.S. Dollars	7/2/2008	2,249,981	2,532,342	282,361
Receive 204,965 Brazilian Real in exchange for U.S. Dollars	12/2/2008	110,911	110,655	(256)
Receive 22,000 British Pounds Sterling in exchange for U.S. Dollars	4/3/2008	43,733	43,647	(86)
Receive 441,000,000 Indonesian Rupiah in Exchange for U.S. Dollars	5/27/2008	50,000	47,668	(2,332)
Receive 5,037,637 Indian Rupee in exchange for U.S. Dollars	5/12/2008	119,234	125,132	5,898
Receive 12,748,565 Indian Rupee in exchange for U.S. Dollars	8/12/2008	322,292	314,811	(7,481)
Receive 17,535,000 Japanese Yen in exchange for U.S. Dollars	5/12/2008	175,459	176,410	951
Receive 63,362,200 Korean Won in exchange for U.S. Dollars	5/30/2008	68,285	64,229	(4,056)
Receive 367,253,640 Korean Won in exchange for U.S. Dollars	8/4/2008	389,827	372,869	(16,958)
Receive 4,000 Kuwaiti Dinar in Exchange for U.S. Dollars	5/27/2008	14,642	15,134	492
Receive 4,153,241 Mexican Pesos in exchange for U.S. Dollars	7/10/2008	373,052	385,392	12,340
Receive 586,502 Malaysian Ringgit in exchange for U.S. Dollars	5/21/2008	175,000	183,348	8,348
Receive 6,652,320 Philippine Peso in exchange for U.S. Dollars	5/19/2008	145,000	158,654	13,654
Receive 773,338 Polish Zloty in exchange for U.S. Dollars	7/10/2008	283,043	344,498	61,455
Receive 2,370,040 Russian Ruble in exchange for U.S. Dollars	7/10/2008	93,852	100,042	6,190
Receive 5,122,000 Russian Ruble in exchange for U.S. Dollars	11/19/2008	206,491	213,330	6,839
Receive 55,600 Saudi Arabian Riyal in exchange for U.S. Dollars	5/27/2008	14,997	14,887	(110)
Receive 333,230 Singapore Dollars in exchange for U.S. Dollars	5/22/2008	223,134	242,748	19,614
Receive 350,360 Singapore Dollars in exchange for U.S. Dollars	11/21/2008	249,361	256,404	7,043
Receive 7,446,100 South African Rand in exchange for U.S. Dollars	7/10/2008	991,118	896,683	(94,435)

Appreciation/(Depreciation) on Long Contracts				299,476

	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)
Deliver 1,236,987 Brazilian Real in exchange for U.S. Dollars	7/2/2008	$711,027	$692,540	$18,487
Deliver 2,888,858 Brazilian Real in exchange for U.S. Dollars	12/2/2008	1,589,000	1,559,620	29,380
Deliver 322,000 Euro Dollars in exchange for U.S. Dollars	4/28/2008	501,676	507,818	(6,142)
Deliver 22,000 British Sterling Pounds in exchange for U.S. Dollars	4/3/2008	43,589	43,647	(58)
Deliver 612,000 British Sterling Pounds in exchange for U.S. Dollars	4/17/2008	1,210,119	1,212,955	(2,836)
Deliver 1,866,945 Japanese Yen in exchange for U.S. Dollars	4/3/2008	19,000	18,938	62
Deliver 31,880,121 Japanese Yen in exchange for U.S. Dollars	5/12/2008	322,830	320,729	2,101
Deliver 4,153,241 Mexican Pesos in exchange for U.S. Dollars	7/10/2008	380,707	385,392	(4,685)
Deliver 773,338 Polish Zloty in exchange for U.S. Dollars	7/10/2008	309,127	344,498	(35,371)
Deliver 2,370,040 Russian Ruble in exchange for U.S. Dollars	7/10/2008	95,953	100,042	(4,089)
Deliver 1,601,000 Russian Ruble in exchange for U.S. Dollars	11/19/2008	63,508	66,681	(3,173)

Appreciation/(Depreciation) on Short Contracts				(6,324)

Net Appreciation/(Depreciation)				293,152

Futures Contracts

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
U.S. Treasury 5-Year Note June Futures	Short	6/30/2008	(142)	$(182,523)
U.S. Treasury 2-Year Bond June Futures	Short	6/30/2008	(25)	(4,484)
EURO SCHATZ 2-Year June Futures	Short	6/7/2008	(4)	(6,869)

U.S. Treasury 10-Year Note June Futures	Long	6/19/2008	21	21,531
90-Day Eurodollar June Futures	Long	6/16/2008	66	425,238
90-Day Eurodollar September Futures	Long	9/15/2008	7	56,525
90-Day Eurodollar December Futures	Long	12/15/2008	148	1,028,733
90-Day Eurodollar March Futures	Long	3/16/2009	53	275,338
90-Day Eurodollar June Futures	Long	6/15/2009	6	313
90-Day Eurodollar September Futures	Long	9/14/2009	36	167,363
90-Day Eurodollar December Futures	Long	12/14/2009	17	73,463
90-Day Eurodollar March Futures	Long	3/15/2010	11	68,888
90-Day Sterling June Futures	Long	6/19/2008	47	(56,148)
90-Day Sterling September Futures	Long	9/18/2008	36	11,677
90-Day Sterling December Futures	Long	12/18/2008	14	9,730
90-Day Sterling March Futures	Long	3/19/2009	11	21,553
90-Day Sterling June Futures	Long	6/18/2009	6	9,938
90-Day Sterling December Futures	Long	12/17/2009	1	684
EURO-BOBL June Futures	Long	6/10/2008	1	(2,577)

				1,918,373

Total Return Swaps

					Unrealized
			Expiration	Notional	Appriciation/
Counterparty	Receive Total Return	Pay	Date	Amount	(Depreciation)
Merrill Lynch & Co., Inc.	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.20%	10/15/08	$355,323	$1,230,349
Bear Stearns & Co., Inc.	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.30%	10/15/08	50,095	122,919
Credit Suisse First Boston	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.25%	10/15/08	99,531	351,376
Merrill Lynch & Co., Inc.	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.25%	08/18/08	52,381	(1,289,255)
Credit Suisse First Boston	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.20%	03/13/09	44,992	111,400

					$526,789

     Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Equity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Deutsche Bank Group	Reynolds American Inc.	Sell	0.30%	6/20/2008	$300,000	$(433)
Bank of America	GMAC LLC.	Sell	1.00	9/20/2008	1,000,000	(57,131)
Royal Bank of Scotland	Lehman Brothers	Sell	0.30	9/20/2008	100,000	(1,712)
Credit Suisse First Boston	Federal Republic of Panama	Sell	0.30	2/20/2009	700,000	(3,531)
Morgan Stanley	Gov't of Ukraine	Sell	0.61	2/20/2009	400,000	(3,488)
Barclays Capital	Federal Republic of Indonesia	Sell	0.37	3/20/2009	700,000	(4,887)
Morgan Stanley	Federal Republic of Peru	Sell	0.31	3/20/2009	300,000	(605)
Citibank	HY-8 100 Future	Sell	2.14	6/20/2012	500,000	(43,823)
Goldman Sachs	IG9 5 Year Future	Sell	0.60	12/20/2012	500,000	1,834
Deutsche Bank Group	IG9 5 Year 30-100% Future	Sell	0.71	12/20/2012	400,000	3,487
Barclays Capital	IG9 5 Year Future	Sell	0.60	12/20/2012	100,000	(746)
Deutsche Bank Group	Berkshire Hathaway Finance Corp.	Sell	0.88	3/20/2013	3,000,000	4,728
Lehman Brothers	General Motors Corp.	Sell	8.55	3/20/2013	300,000	(24,916)
Goldman Sachs	General Motors Corp.	Sell	8.90	3/20/2013	100,000	(7,289)
Goldman Sachs	General Motors Corp.	Sell	9.05	3/20/2013	100,000	(6,855)
Merrill Lynch	IG10 5 Year Future	Sell	1.55	6/20/2013	900,000	(4,094)
Morgan Stanley	Markit CMBX.NA.AAA Index	Sell	0.08	12/13/2049	100,000	4,356

						$(145,105)

Interest Rate Swaps

						Unrealized
		(Pay)/Receive	Fixed	Expiration	Notional	Appriciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Morgan Stanley	Brazil Cetip Interbank Deposit Rate	Receive	12.78%	1/4/2010	$300,000	$25,106

Goldman Sachs Group	France-CPI Ex Tobacco	Receive	2.00	3/15/2012	800,000	(16,794)
Credit Suisse First Boston	6-Month GBP LIBOR	Receive	5.00	6/15/2009	100,000	427
Goldman Sachs Group	6-Month EUR LIBOR	Receive	4.00	3/20/2009	200,000	(1,268)
Barclays Capital	6-Month GBP LIBOR	Receive	6.00	3/20/2009	300,000	1,596
Barclays Capital	6-Month GBP LIBOR	Receive	6.00	12/20/2008	500,000	2,116
Deutsche Bank AG	6-Month GBP LIBOR	Receive	6.00	12/20/2008	300,000	1,236
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	4.00	12/15/2036	100,000	(842)
CitiBank	Mexico Interbank	Receive	8.17	11/4/2016	200,000	440

Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Receive	12.95	1/4/2010	100,000	931
Goldman Sachs Group	6-Month GBP LIBOR	Receive	5.00	6/15/2009	600,000	2,413
Barclays Capital	6-Month GBP LIBOR	Pay	5.00	6/15/2009	300,000	2,295
Barclays Capital	Brazil Cetip Interbank Deposit Rate	Receive	11.36	1/4/2010	300,000	(3,814)
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Receive	11.47	1/4/2010	100,000	(1,189)
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Receive	11.43	1/4/2010	200,000	(2,368)
Royal Bank of Scotland	6-Month GBP LIBOR	Receive	6.00	3/20/2009	200,000	1,020
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	10.58	1/2/2012	400,000	(7,936)
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	11.98	1/2/2012	400,000	(5,344)
Barclays Capital	Brazil Cetip Interbank Deposit Rate	Receive	12.54	1/2/2012	200,000	(1,326)
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/2012	200,000	(1,491)
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Receive	12.54	1/2/2012	400,000	(430)
Union Bank of Switzerland	3-Month Australian Bank Bill Rate	Pay	7.50	3/15/2010	100,000	586
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00	9/17/2013	100,000	(893)
Morgan Stanley	6-Month EUR LIBOR	Pay	4.00	6/18/2010	400,000	(2,954)
Morgan Stanley	6-Month EUR LIBOR	Pay	4.00	9/17/2013	100,000	(1,663)
Deutsche Bank AG	3-Month US LIBOR	Pay	4.00	6/18/2010	1,500,000	33,880
Goldman Sachs Group	Mexico Interbank	Receive	7.78	4/3/2012	900,000	722
Deutsche Bank AG	6-Month GBP LIBOR	Receive	4.00	12/15/2036	300,000	(22,632)
Royal Bank of Scotland	3-Month US LIBOR	Receive	4.00	6/18/2013	1,200,000	(11,852)
Royal Bank of Scotland	3-Month US LIBOR	Pay	4.00	6/18/2010	1,100,000	5,905
Morgan Stanley	6-Month EUR LIBOR	Pay	4.50	3/19/2010	400,000	3,440
Royal Bank of Scotland	3-Month US LIBOR	Receive	5.00	6/18/2038	300,000	517
Union Bank of Switzerland	6-Month Australian Bank Bill Rate	Pay	7.50	3/15/2011	700,000	1,230
Bank of America	3-Month US LIBOR	Pay	4.00	6/18/2010	2,000,000	38,613
Bank of America	3-Month US LIBOR	Receive	5.00	6/18/2038	100,000	(8,712)
Morgan Stanley	3-Month US LIBOR	Receive	5.00	6/18/2038	100,000	720
Merrill Lynch & Co.	3-Month US LIBOR	Receive	5.00	6/18/2038	200,000	(1,229)
Barclays Capital	3-Month US LIBOR	Receive	4.00	6/18/2038	900,000	(12,500)
HSBC Bank USA	6-Month GBP LIBOR	Pay	5.00	9/17/2013	200,000	(271)
Barclays Capital	6-Month GBP LIBOR	Pay	4.75	9/17/2013	100,000	(1,051)
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	4.75	9/17/2013	100,000	(965)
Goldman Sachs Group	6-Month GBP LIBOR	Pay	6.00	6/19/2009	1,500,000	27,723
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.50	12/15/2036	100,000	(12,320)
Union Bank of Switzerland	3-Month Australian Bank Bill Rate	Pay	7.00	9/15/2009	2,300,000	(8,049)
Deutsche Bank AG	6-Month EUR LIBOR	Pay	5.00	12/19/2009	400,000	6,340
Barclays Capital	6-Month BBA JP LIBOR	Pay	2.00	12/19/2017	10,000,000	4,724
Deutsche Bank AG	6-Month BBA JP LIBOR	Pay	2.00	12/19/2017	10,000,000	4,753
Barclays Capital	6-Month EUR LIBOR	Pay	4.00	6/15/2018	200,000	1,950

						$40,790

Options on Futures

			Number
	Exercise	Expiration	of
Security Description	Price	Date	Contracts	Premium	Fair Value
Call — CBOT US 10 Year Treasury Note June Future	118	5/23/2008	(32)	$(36,717)	$(68,000)
Call — CBOT US 10 Year Treasury Note June Future	120	5/23/2008	(8)	(9,730)	(9,500)
Put — CBOT US 10 Year Treasury Note June Future	116	5/23/2008	(32)	(46,436)	(7,000)
Put — CBOT US 10 Year Treasury Note June Future	120	5/23/2008	(4)	(3,240)	(2,125)

				$(96,123)	$(86,625)

     Written Swap Options

					Number
		Pay/Receive	Exercise	Expiration	of		Fair
Description	Counterparty	Floating Index	Rate	Date	Contracts	Premium	Value
Call—OTC 5-Year Interest Rate Swap	Bank of America	Rec—3-month USD-LIBOR	4.95	9/26/2008	250	$(27,881)	$(167,681)
Call—OTC 2-Year Interest Rate Swap	Lehman Brothers	Rec—3-month USD-LIBOR	4.95	9/26/2008	330	(27,563)	(221,339)
Call—OTC 5-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.95	9/26/2008	50	(4,100)	(33,536)
Call—OTC 5-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.30	12/15/2008	80	(21,360)	(31,397)
Call—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.30	12/15/2008	20	(5,400)	(7,849)
Call—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.25	2/2/2009	220	(66,330)	(81,392)
Call—OTC 5-Year Interest Rate Swap	Barclay’s Capital	Rec—3-month USD-LIBOR	4.30	2/2/2009	140	(35,420)	(54,255)
Call—OTC 7-Year Interest Rate Swap	Barclay’s Capital	Rec—3-month USD-LIBOR	4.60	2/2/2009	100	(32,100)	(50,186)

						$(220,154)	$(647,635)

     Securities Sold Short (1.4%):

	Coupon	Maturity	Principal			Appreciation/
Security Description	Rate	Date	Amount	Premium	Value	Depreciation
Government National Mortgage Association — April TBA	6.00%	4/15/2038	$(900,000)	$(926,438)	$(928,688)	$(2,250)

				$(926,438)	$(928,688)	$(2,250)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.1%):
Aerospace & Defense (2.8%):
1,950	Boeing Co. (The)	$145,021
1,000	General Dynamics Corp.	83,370
300	Goodrich Corp.	17,253
1,900	Honeywell International, Inc.	107,198
300	L-3 Communications Holdings, Inc.	32,802
850	Lockheed Martin Corp.	84,405
850	Northrop Grumman Corp.	66,139
350	Precision Castparts Corp.	35,728
1,100	Raytheon Co.	71,071
400	Rockwell Collins, Inc.	22,860
2,500	United Technologies Corp.	172,050

		837,897

Air Freight & Logistics (1.0%):
450	C.H. Robinson Worldwide, Inc.^	24,480
550	Expeditors International of Washington, Inc.	24,849
800	FedEx Corp.	74,136
2,600	United Parcel Service, Inc., Class B	189,852

		313,317

Airline (0.1%):
1,800	Southwest Airlines Co.	22,320

Auto Components (0.2%):
600	Goodyear Tire & Rubber Co.*	15,480
1,500	Johnson Controls, Inc.	50,700

		66,180

Automobiles (0.3%):
5,600	Ford Motor Co.*^	32,032
1,450	General Motors Corp.^	27,623
600	Harley-Davidson, Inc.	22,500

		82,155

Beverages (2.5%):
1,800	Anheuser-Busch Cos., Inc.	85,410
200	Brown-Forman Corp., Class B^	13,244
5,050	Coca-Cola Co.	307,393
750	Coca-Cola Enterprises, Inc.	18,150
500	Constellation Brands, Inc.*^	8,835
350	Molson Coors Brewing Co.^	18,399
350	Pepsi Bottling Group, Inc. (The)	11,869
4,050	PepsiCo, Inc.	292,410

		755,710

Biotechnology (1.3%):
2,750	Amgen, Inc.*	114,895
750	Biogen, Inc.*	46,268
1,100	Celgene Corp.*	67,419
700	Genzyme Corp.*^	52,178
2,350	Gilead Sciences, Inc.*	121,095

		401,855

Building Products (0.1%):
900	Masco Corp.	17,847

Capital Markets (2.5%):
550	Ameriprise Financial, Inc.	28,517
250	Bear Stearns Cos., Inc.	2,623
2,400	Charles Schwab Corp.	45,192
1,050	E*TRADE Financial Corp.*^	4,053
200	Federated Investors, Inc.^	7,832
400	Franklin Resources, Inc.	38,796
1,000	Goldman Sachs Group, Inc.	165,390
350	Janus Capital Group, Inc.^	8,144
350	Legg Mason, Inc.	19,593
1,350	Lehman Brothers Holdings, Inc.^	50,814
2,450	Merrill Lynch & Co., Inc.	99,813
2,800	Morgan Stanley	127,960
500	Northern Trust Corp.	33,235
1,000	State Street Corp.	79,000
650	T. Rowe Price Group, Inc.	32,500

		743,462

Chemicals (1.9%):
550	Air Products & Chemicals, Inc.	50,600
150	Ashland, Inc.	7,095
2,400	Dow Chemical Co. (The)	88,440
2,300	E.I. Du Pont de Nemours & Co.	107,548
200	Eastman Chemical Co.	12,490
450	Ecolab, Inc.	19,544
300	Hercules, Inc.	5,487
200	International Flavor & Fragrances, Inc.	8,810
1,400	Monsanto Co.	156,100
400	PPG Industries, Inc.	24,204
800	Praxair, Inc.	67,384
300	Rohm & Haas Co.	16,224
350	Sigma Aldrich Corp.^	20,877

		584,803

Commercial Banks (3.2%):
2,876	Bank of New York Mellon Corp.	120,015
1,400	BB&T Corp.^	44,884
400	Comerica, Inc.	14,032
1,350	Fifth Third Bancorp	28,242
250	First Horizon National Corp.^	3,503
900	Huntington Bancshares, Inc.^	9,675
1,000	KeyCorp	21,950
200	M&T Bank Corp.	16,096
648	Marshall & Ilsley Corp.^	15,034
1,550	National City Corp.^	15,423
850	PNC Financial Services Group, Inc.	55,734
1,750	Regions Financial Corp.^	34,562
900	SunTrust Banks, Inc.	49,626
4,400	U.S. Bancorp^	142,384
5,000	Wachovia Corp.	135,000
8,350	Wells Fargo & Co.	242,985
250	Zions Bancorp^	11,388

		960,533

Commercial Services & Supplies (0.5%):
850	Allied Waste Industries, Inc.*	9,189
250	Avery Dennison Corp.^	12,313
350	Cintas Corp.^	9,989
350	Equifax, Inc.	12,068
300	Monster Worldwide, Inc.*^	7,263
550	Pitney Bowes, Inc.	19,261
550	R.R. Donnelley & Sons Co.	16,670
400	Robert Half International, Inc.	10,296

		Fair
Shares		Value
1,250	Waste Management, Inc.	$41,950

		138,999

Communications Equipment (2.6%):
200	Ciena Corp.*^	6,166
15,100	Cisco Systems, Inc.*	363,759
4,000	Corning, Inc.	96,160
500	JDS Uniphase Corp.*^	6,695
1,350	Juniper Networks, Inc.*	33,750
5,700	Motorola, Inc.	53,010
4,100	QUALCOMM, Inc.	168,100
900	Tellabs, Inc.*^	4,905
1,250	Tyco Electronics, Ltd.	42,900

		775,445

Computers & Peripherals (4.1%):
2,240	Apple, Inc.*	321,440
5,650	Dell, Inc.*	112,548
5,300	EMC Corp.*	76,002
6,250	Hewlett-Packard Co.	285,375
3,500	International Business Machines Corp.	402,990
250	Lexmark International, Inc.*^	7,680
850	NetApp, Inc.*^	17,042
300	QLogic Corp.*^	4,605
600	SanDisk Corp.*	13,542

		1,241,224

Construction & Engineering (0.2%):
300	Centex Corp.^	7,263
200	Fluor Corp.	28,232
300	Jacobs Engineering Group, Inc.*	22,077
500	Pulte Homes, Inc.	7,275

		64,847

Construction Materials (0.1%):
450	Trane, Inc.	20,655
250	Vulcan Materials Co.^	16,600

		37,255

Consumer Finance (0.6%):
2,950	American Express Co.	128,974
950	Capital One Financial Corp.	46,759
1,200	SLM Corp.*^	18,420

		194,153

Containers & Packaging (0.1%):
250	Ball Corp.^	11,485
250	Bemis Co., Inc.	6,358
350	Pactiv Corp.*	9,173
400	Sealed Air Corp.	10,100

		37,116

Distributors (0.1%):
400	Genuine Parts Co.	16,088

Diversified Consumer Services (0.1%):
350	Apollo Group, Inc., Class A*	15,120
800	H&R Block, Inc.	16,608
500	Total System Services, Inc.	11,830

		43,558

Diversified Financial Services (4.3%):
500	American Capital Strategies, Ltd.^	17,080
11,250	Bank of America Corp.	426,487
450	CIT Group, Inc.	5,333
13,200	Citigroup, Inc.	282,744
130	CME Group, Inc.	60,983
1,200	Discover Financial Services	19,644
500	HCP, Inc.	16,905
200	Intercontinental Exchange, Inc.*	26,100
8,600	JP Morgan Chase & Co.	369,370
450	Leucadia National Corp.^	20,349
500	Moody’s Corp.^	17,415
650	NYSE Euronext	40,111

		1,302,521

Diversified Telecommunication Services (3.0%):
15,300	AT&T, Inc.	585,990
250	CenturyTel, Inc.	8,310
800	Citizens Communications Co.^	8,392
400	Embarq Corp.	16,040
3,900	Qwest Communications International, Inc.^	17,667
7,250	Verizon Communications, Inc.	264,262
1,100	Windstream Corp.^	13,145

		913,806

Electric Utilities (2.1%):
400	Allegheny Energy, Inc.	20,200
1,000	American Electric Power Co., Inc.	41,630
3,200	Duke Energy Corp.	57,120
1,150	Dynegy, Inc.*	9,074
850	Edison International	41,667
500	Entergy Corp.	54,540
1,650	Exelon Corp.	134,095
750	FirstEnergy Corp.	51,465
1,050	FPL Group, Inc.	65,877
500	Pepco Holdings, Inc.	12,360
250	Pinnacle West Capital Corp.	8,770
950	PPL Corp.	43,624
650	Progress Energy, Inc.^	27,105
1,950	Southern Co.^	69,439

		636,966

Electrical Equipment (0.5%):
450	Cooper Industries, Ltd., Class A	18,068
2,000	Emerson Electric Co.	102,920
400	Rockwell International Corp.	22,968

		143,956

Electronic Equipment & Instruments (0.1%):
900	Agilent Technologies, Inc.*	26,847
500	Jabil Circuit, Inc.	4,730
350	Molex, Inc.^	8,106

		39,683

Energy Equipment & Services (2.6%):
800	Baker Hughes, Inc.	54,800
750	BJ Services Co.	21,383
550	Cameron International Corp.*	22,902
350	ENSCO International, Inc.	21,917
2,250	Halliburton Co.	88,492
700	Nabors Industries, Ltd.*^	23,639
900	National-Oilwell Varco, Inc.*	52,542
700	Noble Corp.	34,769
300	Rowan Cos., Inc.	12,354

		Fair
Shares		Value
3,050	Schlumberger, Ltd.	$265,350
500	Smith International, Inc.	32,115
804	Transocean, Inc.*	108,701
850	Weatherford International, Ltd.*	61,599

		800,563

Food & Staples Retailing (2.6%):
1,100	Costco Wholesale Corp.	71,467
3,600	CVS Caremark Corp.	145,836
1,700	Kroger Co.	43,180
1,100	Safeway, Inc.	32,285
550	Supervalu, Inc.	16,489
1,550	SYSCO Corp.	44,981
6,000	Wal-Mart Stores, Inc.	316,080
2,500	Walgreen Co.	95,225
350	Whole Foods Market, Inc.^	11,539

		777,082

Food Products (1.5%):
1,650	Archer-Daniels Midland Co.	67,914
550	Campbell Soup Co.	18,673
1,250	ConAgra Foods, Inc.	29,937
400	Dean Foods Co.	8,036
850	General Mills, Inc.	50,898
800	H.J. Heinz Co.	37,576
450	Hershey Co.^	16,952
650	Kellogg Co.	34,164
3,900	Kraft Foods, Inc.	120,939
300	McCormick & Co.	11,091
1,800	Sara Lee Corp.	25,164
700	Tyson Foods, Inc., Class A^	11,165
550	W.M. Wrigley Jr. Co.	34,562

		467,071

Gas Utilities (0.2%):
100	NICOR, Inc.^	3,351
450	Noble Energy, Inc.	32,760
450	Questar Corp.	25,452

		61,563

Health Care Equipment & Supplies (1.8%):
250	Bard (C.R.), Inc.	24,100
1,600	Baxter International, Inc.	92,512
600	Becton Dickinson & Co.	51,510
3,400	Boston Scientific Corp.*	43,758
1,250	Covidien, Ltd.	55,312
400	Hospira, Inc.*	17,108
2,850	Medtronic, Inc.	137,854
850	St. Jude Medical, Inc.*	36,712
600	Stryker Corp.	39,030
300	Varian Medical Systems, Inc.*	14,052
600	Zimmer Holdings, Inc.*	46,716

		558,664

Health Care Providers & Services (1.8%):
1,250	Aetna, Inc.	52,613
400	Amerisource Bergen Corp.	16,392
900	Cardinal Health, Inc.	47,259
700	CIGNA Corp.	28,399
400	Coventry Health Care, Inc.*	16,140
650	Express Scripts, Inc.*^	41,808
450	Humana, Inc.*	20,187
300	Laboratory Corp. of America Holdings*^	22,104
750	McKesson HBOC, Inc.	39,278
1,350	Medco Health Solutions, Inc.*	59,116
350	Patterson Companies, Inc.*	12,705
400	Quest Diagnostics, Inc.	18,108
1,150	Tenet Healthcare Corp.*^	6,509
3,150	UnitedHealth Group, Inc.	108,234
1,350	Wellpoint, Inc.*	59,575

		548,427

Health Care Technology (0.0%):
450	IMS Health, Inc.	9,455

Hotels, Restaurants & Leisure (1.3%):
1,100	Carnival Corp.	44,528
350	Darden Restaurants, Inc.	11,393
800	International Game Technology	32,168
750	Marriott International, Inc., Class A	25,770
2,900	McDonald’s Corp.	161,733
1,800	Starbucks Corp.*	31,500
500	Starwood Hotels & Resorts Worldwide, Inc.	25,875
200	Wendy’s International, Inc.^	4,612
450	Wyndham Worldwide Corp.^	9,306
1,200	Yum! Brands, Inc.	44,652

		391,537

Household Durables (0.4%):
150	Black & Decker Corp.	9,915
700	D. R. Horton, Inc.^	11,025
400	Fortune Brands, Inc.	27,800
150	Harman International Industries, Inc.	6,531
200	KB Home^	4,946
400	Leggett & Platt, Inc.^	6,100
300	Lennar Corp.^	5,643
700	Newell Rubbermaid, Inc.	16,009
150	Snap-On, Inc.	7,628
200	Stanley Works (The)	9,524
200	Whirlpool Corp.^	17,356

		122,477

Household Products (2.4%):
350	Clorox Co. (The)	19,824
1,300	Colgate-Palmolive Co.	101,283
1,050	Kimberly-Clark Corp.	67,777
7,800	Procter & Gamble Co.	546,546

		735,430

Independent Power Producers & Energy Traders (0.2%):
1,650	AES Corp. (The)*	27,506
450	Constellation Energy Group, Inc.	39,721

		67,227

Industrial Conglomerates (3.7%):
1,800	3M Co.	142,470
25,250	General Electric Co.	934,502
650	Textron, Inc.	36,023

		1,112,995

Insurance (3.9%):
850	ACE, Ltd.	46,801

		Fair
Shares		Value
1,200	AFLAC, Inc.	$77,940
1,400	Allstate Corp. (The)	67,284
700	AMBAC Financial Group, Inc.^	4,025
6,400	American International Group, Inc.	276,800
750	Aon Corp.	30,150
250	Assurant, Inc.	15,215
950	Chubb Corp. (The)	47,006
400	Cincinnati Financial Corp.^	15,216
1,100	Genworth Financial, Inc.	24,904
800	Hartford Financial Services Group, Inc.	60,616
650	Lincoln National Corp.	33,800
1,100	Loews Corp.	44,242
1,300	Marsh & McLennan Cos., Inc.	31,655
550	MBIA, Inc.^	6,721
1,800	MetLife, Inc.	108,468
650	Principal Financial Group, Inc.^	36,218
1,700	Progressive Corp. (The)	27,319
1,150	Prudential Financial, Inc.	89,987
250	SAFECO Corp.	10,970
250	Torchmark Corp.	15,028
1,550	Travelers Cos., Inc. (The)	74,167
900	UnumProvident Corp.	19,809
450	XL Capital, Ltd., Class A	13,298

		1,177,639

Internet & Catalog Retail (0.3%):
800	Amazon.com, Inc.*^	57,040
550	Expedia, Inc.*	12,040
450	InterActive Corp.*	9,342

		78,422

Internet Software & Services (1.6%):
400	Akamai Technologies, Inc.*	11,264
2,800	eBay, Inc.*	83,552
590	Google, Inc., Class A*	259,877
450	Teradata Corp.*	9,927
550	VeriSign, Inc.*^	18,282
3,400	Yahoo!, Inc.*	98,362

		481,264

IT Services (0.8%):
250	Affiliated Computer Services, Inc., Class A*^	12,528
1,300	Automatic Data Processing, Inc.	55,107
750	Cognizant Technology Solutions Corp., Class A*	21,622
400	Computer Sciences Corp.*	16,316
300	Convergys Corp.*	4,518
1,300	Electronic Data Systems Corp.	21,645
450	Fidelity National Information Services, Inc.	17,163
400	Fiserv, Inc.*	19,236
800	Paychex, Inc.	27,408
700	Unisys Corp.*	3,101
1,900	Western Union Co.	40,413

		239,057

Leisure Equipment & Products (0.1%):
200	Brunswick Corp.^	3,194
700	Eastman Kodak Co.^	12,369
350	Hasbro, Inc.	9,765
900	Mattel, Inc.	17,910

		43,238

Life Sciences Tools & Services (0.3%):
400	Applera Corp. — Applied Biosystems Group	13,144
150	Millipore Corp.*^	10,112
300	PerkinElmer, Inc.	7,275
1,050	Thermo Fisher Scientific, Inc.*	59,682
250	Waters Corp.*	13,925

		104,138

Machinery (1.8%):
1,600	Caterpillar, Inc.	125,264
500	Cummins, Inc.	23,410
650	Danaher Corp.^	49,419
1,100	Deere & Co.	88,484
500	Dover Corp.	20,890
350	Eaton Corp.	27,885
1,000	Illinois Tool Works, Inc.	48,230
700	Ingersoll Rand Co., Class A	31,206
450	ITT Industries, Inc.	23,315
350	Manitowoc Co.	14,280
925	PACCAR, Inc.	41,625
300	Pall Corp.	10,521
450	Parker Hannifin Corp.	31,171
250	Terex Corp.*	15,625

		551,325

Media (2.8%):
1,700	CBS Corp.	37,536
1,250	Clear Channel Communications, Inc.	36,525
7,600	Comcast Corp., Class A	146,984
1,800	DIRECTV Group, Inc. (The)*	44,622
250	E.W. Scripps Co., Class A^	10,502
600	Gannett Co., Inc.	17,430
1,200	Interpublic Group of Cos., Inc. (The)*^	10,092
800	McGraw-Hill Cos., Inc. (The)	29,560
100	Meredith Corp.	3,825
350	New York Times Co., Class A^	6,608
5,800	News Corp.	108,750
800	Omnicom Group, Inc.	35,344
9,050	Time Warner, Inc.	126,881
1,600	Viacom, Inc., Class B*	63,392
4,750	Walt Disney Co. (The)	149,055
10	Washington Post Co. (The), Class B	6,615

		833,721

Metals & Mining (1.1%):
2,050	Alcoa, Inc.	73,923
250	Allegheny Technologies, Inc.	17,840
950	Freeport-McMoRan Copper & Gold, Inc., Class A	91,409
1,150	Newmont Mining Corp.	52,095
750	Nucor Corp.	50,805
200	Titanium Metals Corp.^	3,010

		Fair
Shares		Value
300	United States Steel Corp.	$38,061

		327,143

Multi-Utilities (1.0%):
550	Ameren Corp.^	24,222
800	Centerpoint Energy, Inc.^	11,416
500	CMS Energy Corp.^	6,770
700	Consolidated Edison, Inc.^	27,790
1,450	Dominion Resources, Inc.	59,218
400	DTE Energy Co.^	15,556
200	Integrys Energy Group, Inc.	9,328
700	NiSource, Inc.	12,068
900	PG&E Corp.	33,138
1,300	Public Service Enterprise Group, Inc.	52,247
650	Sempra Energy	34,632
500	TECO Energy, Inc.^	7,975
1,050	Xcel Energy, Inc.	20,948

		315,308

Multiline Retail (0.8%):
250	Big Lots, Inc.*^	5,575
100	Dillards, Inc., Class A^	1,721
350	Family Dollar Stores, Inc.	6,825
550	J.C. Penney Co., Inc.	20,741
800	Kohl’s Corp.*	34,312
1,100	Macy’s, Inc.	25,366
450	Nordstrom, Inc.^	14,670
200	Sears Holdings Corp.*^	20,418
2,050	Target Corp.	103,894

		233,522

Office Electronics (0.1%):
2,250	Xerox Corp.	33,683

Oil, Gas & Consumable Fuels (10.0%):
1,200	Anadarko Petroleum Corp.	75,636
850	Apache Corp.	102,697
1,150	Chesapeake Energy Corp.^	53,073
5,250	ChevronTexaco Corp.	448,140
3,950	ConocoPhillips	301,029
450	Consol Energy, Inc.	31,136
1,150	Devon Energy Corp.	119,979
1,700	El Paso Corp.	28,288
650	EOG Resources, Inc.	78,000
13,550	Exxon Mobil Corp.	1,146,059
700	Hess Corp.	61,726
1,800	Marathon Oil Corp.	82,080
500	Murphy Oil Corp.	41,070
2,100	Occidental Petroleum Corp.	153,657
700	Peabody Energy Corp.^	35,700
400	Range Resources Corp.	25,380
1,600	Spectra Energy Corp.	36,400
300	Sunoco, Inc.^	15,741
350	Tesoro Petroleum Corp.^	10,500
1,350	Valero Energy Corp.	66,298
1,500	Williams Cos., Inc. (The)	49,470
1,300	XTO Energy, Inc.	80,418

		3,042,477

Paper & Forest Products (0.3%):
1,100	International Paper Co.	29,920
450	MeadWestvaco Corp.	12,249
550	Weyerhaeuser Co.^	35,772

		77,941

Personal Products (0.2%):
1,100	Avon Products, Inc.	43,494
300	Estee Lauder Co., Inc. (The), Class A^	13,755

		57,249

Pharmaceuticals (5.9%):
3,900	Abbott Laboratories	215,085
750	Allergan, Inc.	42,292
250	Barr Laboratories, Inc.*	12,078
5,000	Bristol-Myers Squibb Co.	106,500
2,500	Eli Lilly & Co.	128,975
800	Forest Laboratories, Inc.*	32,008
7,150	Johnson & Johnson Co.	463,820
500	King Pharmaceuticals, Inc.*	4,350
5,500	Merck & Co., Inc.	208,725
700	Mylan, Inc.^	8,120
17,100	Pfizer, Inc.	357,903
4,100	Schering Plough Corp.	59,081
250	Watson Pharmaceuticals, Inc.*^	7,330
3,400	Wyeth	141,984

		1,788,251

Real Estate Investment Trusts (REITs) (1.1%):
208	Apartment Investment & Management Co., Class A^	7,448
200	Avalonbay Communities, Inc.^	19,304
300	Boston Properties, Inc.^	27,621
300	Developers Diversified Realty Corp.^	12,564
700	Equity Residential Property Trust	29,043
700	General Growth Properties, Inc.^	26,719
1,300	Host Hotels & Resorts, Inc.	20,696
650	Kimco Realty Corp.^	25,461
450	Plum Creek Timber Co., Inc.^	18,315
650	ProLogis Trust	38,259
300	Public Storage, Inc.	26,586
550	Simon Property Group, Inc.	51,100
350	Vornado Realty Trust	30,174

		333,290

Real Estate Management & Development (0.0%):
450	CB Richard Ellis Group, Inc.*^	9,738

Road & Rail (0.9%):
750	Burlington Northern Santa Fe Corp.	69,165
1,000	CSX Corp.	56,070
950	Norfolk Southern Corp.	51,604
150	Ryder System, Inc.	9,137
650	Union Pacific Corp.	81,497

		267,473

Semiconductors & Semiconductor Equipment (2.4%):
1,400	Advanced Micro Devices, Inc.*^	8,246
800	Altera Corp.	14,744
750	Analog Devices, Inc.	22,140
3,450	Applied Materials, Inc.	67,309
1,150	Broadcom Corp., Class A*	22,160
14,650	Intel Corp.	310,287
450	KLA-Tencor Corp.	16,695

		Fair
Shares		Value
550	Linear Technology Corp.^	$16,880
1,650	LSI Logic Corp.*	8,168
600	MEMC Electronic Materials, Inc.*	42,540
500	Microchip Technology, Inc.^	16,365
1,950	Micron Technology, Inc.*	11,642
500	National Semiconductor Corp.^	9,160
300	Novellus Systems, Inc.*^	6,315
1,425	NVIDIA Corp.*	28,201
400	Teradyne, Inc.*^	4,968
3,350	Texas Instruments, Inc.	94,704
750	Xilinx, Inc.	17,812

		718,336

Software (3.4%):
1,450	Adobe Systems, Inc.*	51,605
600	Autodesk, Inc.*	18,888
500	BMC Software, Inc.*	16,260
1,000	CA, Inc.	22,500
450	Citrix Systems, Inc.*	13,199
600	Compuware Corp.*	4,404
800	Electronic Arts, Inc.*	39,936
850	Intuit, Inc.*	22,958
20,250	Microsoft Corp.	574,695
900	Novell, Inc.*	5,661
10,000	Oracle Corp.*	195,600
2,000	Sun Microsystems, Inc.*	31,060
2,100	Symantec Corp.*	34,902

		1,031,668

Specialty Retail (1.7%):
200	Abercrombie & Fitch Co., Class A	14,628
300	AutoNation, Inc.*^	4,491
100	AutoZone, Inc.*^	11,383
650	Bed Bath & Beyond, Inc.*^	19,175
900	Best Buy Co., Inc.	37,314
400	GameStop Corp. Class A*	20,684
1,150	Gap, Inc. (The)	22,632
4,250	Home Depot, Inc.	118,872
750	Limited, Inc. (The)^	12,825
3,700	Lowe’s Cos., Inc.	84,878
700	Office Depot, Inc.*^	7,735
200	OfficeMax, Inc.^	3,828
300	RadioShack Corp.^	4,875
250	Sherwin Williams Co.	12,760
1,750	Staples, Inc.	38,693
300	Tiffany & Co.	12,552
1,100	TJX Cos., Inc.	36,377
1,250	Tyco International, Ltd.	55,063

		518,765

Textiles, Apparel & Luxury Goods (0.4%):
900	Coach, Inc.*	27,135
200	Jones Apparel Group, Inc.^	2,684
250	Liz Claiborne, Inc.^	4,538
950	Nike, Inc., Class B	64,600
150	Polo Ralph Lauren Corp.^	8,743

200	V.F. Corp.	15,502

		123,202

Thrifts & Mortgage Finance (0.6%):
1,350	Countrywide Credit Industries, Inc.^	7,425
2,500	Fannie Mae	65,800
1,650	Freddie Mac	41,778
1,250	Hudson City Bancorp, Inc.	22,100
300	MGIC Investment Corp.^	3,159
900	Sovereign Bancorp, Inc.^	8,388
2,250	Washington Mutual, Inc.^	23,175

		171,825

Tobacco (1.5%):
5,350	Altria Group, Inc.	118,770
5,350	Philip Morris International, Inc.*	270,603
450	Reynolds American, Inc.^	26,564
400	UST, Inc.^	21,808

		437,745

Trading Companies & Distributors (0.0%):
150	W.W. Grainger, Inc.	11,459

Wireless Telecommunication Services (0.3%):
1,000	American Tower Corp., Class A*	39,210
7,200	Sprint Nextel Corp.	48,168

		87,378

Total Common Stocks (Cost $31,267,512)		29,119,444

U.S. Treasury Obligations (0.3%):
80,000	U.S. Treasury Bills, 1.14%, 6/26/08 (a)(c)	79,756

Total U.S. Treasury Obligations (Cost $79,782)		79,756

Deposit Account (2.4%):
719,882	NTRS London Deposit Account	719,882

Total Deposit Account (Cost $719,882)		719,882

Collateral For Securities On Loan (6.3%):
1,917,308	Northern Trust Liquid Institutional Asset Portfolio	1,917,308

Total Collateral For Securities On Loan (Cost $1,917,308)		1,917,308

Total Investment Securities (Cost $33,984,484)(b)—105.1%		31,836,390
Net other assets (liabilities) — (5.1)%		(1,542,826)

NET ASSETS — 100.0%		$30,293,564

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

(a)	The rate presented represents the effective yield at March 31, 2008.

(b)	Cost for federal income tax purposes is $35,351,269. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,111,591
Unrealized depreciation	(4,626,470)

Net unrealized depreciation	$(3,514,879)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	97.50%
Bermuda	.90%
Netherlands	.90%
Cayman Islands	.60%
Panama	.10%

100.0%

Futures Contracts
(c) Securities with an aggregate fair value of $ 79,756 have been segregated with the custodian to cover margin requirements for the following open contracts as of March 31, 2008.

				Unrealized
				Appreciation/
Description	Type	Expiration Date	Number of Contracts	(Depreciation)
S&P 500 E-Mini	Long	6/21/08	13	$13,520
Futures
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments (Unaudited)	March 31, 2008

		Fair
Shares		Value
Common Stocks (89.9%):
Aerospace & Defense (0.1%):
2,834	Empresa Brasileira de Aeronautica SA, ADR	$111,971

Auto Components (1.1%):
139,090	Hankook Tire Co., Ltd.	2,228,161

Automobiles (1.1%):
3,358,000	Denway Motors, Ltd.	1,435,150
1,210,000	Dongfeng Motor Corp.	543,412
20,757	Otokar Otobus Karoseri Sanayi AS	217,950

		2,196,512

Beverages (0.9%):
89,616	Anadolu Efes Biracilik ve Malt Sanayii AS	799,779
16,400	Companhia de Bebidas das Americas	1,065,906

		1,865,685

Building Products (0.6%):
1,464,000	China Construction Bank^	1,103,247

Capital Markets (0.9%):
63,700	Bradespar SA, Preferred shares	1,725,057

Chemicals (1.6%):
17,790	LG Chem, Ltd.	1,332,244
98,823	Makhteshim-Agan Industries, Ltd.	724,957
371,000	TSRC Corp.	606,992
12,350	Uralkali, SP, GDR*	506,240

		3,170,433

Commercial Banks (11.0%):
28,500	Banco Bradesco SA, ADR^	791,160
29,400	Bancolombia SA, SP ADR^	1,042,524
23,963	Bank Pekao SA	2,127,649
39,789	Cherepovets MK Severstal, GDR, Registered shares	899,993
28,970	Hana Financial Group, Inc.	1,191,502
2,684	HSBC Holdings plc	44,054
9,700	ICICI Bank, Ltd., ADR^	370,443
4,320,000	Industrial & Commerical Bank of China^	3,004,615
379,707	Israel Discount Bank*	924,252
11,589	Kookmin Bank	651,112
6,100	Kookmin Bank, ADR^	341,905
133,250	Korea Exchange Bank Co.	1,787,267
8,850	Sberbank, GDR, Registered shares*	3,027,206
1,050,800	Siam Commercial Bank Public Co., Ltd.	3,033,220
87,009	Standard Bank Group, Ltd.	945,813
127,831	Turkiye Halk Bankasi AS*	709,214
195,254	Turkiye Is Bankasi, Class C, Class C	723,163

		21,615,092

Computers & Peripherals (1.9%):
324,800	Hon Hai Precision Industry Co., Ltd., GDR, Registered Shares	3,679,502

Construction & Engineering (2.4%):
759,000	China Communications Construction Co., Ltd., Class H^	1,674,990
10,206	Daelim Industrial Co., Ltd.	1,307,775
8,348	GS Engineering & Construction Corp.	1,226,325
97,363	Raubex Group, Ltd.	433,786

		4,642,876

Construction Materials (1.2%):
344,000	China National Building Material Co., Ltd.^	818,753
819,000	Taiwan Cement Corp.	1,609,551

		2,428,304

Diversified Consumer Services (0.7%):
182,000	Beijing Enterprises Holdings, Ltd.	698,385
2,082	MegaStudy Co., Ltd.	695,458

		1,393,843

Diversified Financial Services (3.2%):
70,200	Cathay Financial Holding Co., Ltd.	1,790,100
7,600	Credicorp, Ltd.	545,224
16,931	Housing Development Finance, Ltd.	1,009,524
1,089,000	SinoPac Financial Holdings Co., Ltd.	517,136
20,397	Unibanco — Uniao de Bancos Brasileiros SA, GDR^	2,379,106

		6,241,090

Diversified Telecommunication Services (4.2%):
52,467	Bharti Airtel, Ltd.*	1,085,371
465,949	Blue Label Telecoms, Ltd.*	445,888
27,600	Chunghwa Telecom Co. Ltd., ADR	718,152
317,000	Chunghwa Telecom Co., Ltd.	835,359
44,085	Comstar United Telesystems, GDR^	460,938
3,250	Empresa Nacional de Telecomunicaciones SA	57,880
94,150	Far Eastone Telecommunications Co., Ltd., GDR	1,927,251
17,120	Globe Telecom, Inc.	621,084
9,300	Tele Norte Leste Participacoes SA	318,130
26,900	Tele Norte Leste Participacoes SA, ADR^	713,926
46,202	Telecom Argentina SA, SP ADR^	978,558

		8,162,537

Electric Utilities (1.2%):
47,900	Companhia Energetica de Minas Gerais — Preferred shares*	860,507
27,300	Empresa Nacional de Electricidad SA, SP ADR^	1,334,970

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments (Unaudited)	March 31, 2008

		Fair
Shares		Value
Common Stocks, continued
Electric Utilities, continued
165,199	Guangdong Electric Power Development Co., Ltd., Class B	$92,728

		2,288,205

Electronic Equipment & Instruments (0.3%):
33,200	AU Optronics Corp., ADR^	570,708

Energy Equipment & Services (0.7%):
15,149,300	Electropaulo Metropolitana SA, Prefered B, Class B ("PNA")	1,188,451
8,609	OAO TMK, GDR, Registered Shares	279,754

		1,468,205

Food & Staples Retailing (0.4%):
162,989	Supersol, Ltd.	728,263

Food Products (0.3%):
233,000	China Mengniu Dairy Co., Ltd.^	684,928

Hotels, Restaurants & Leisure (0.3%):
13,045	Modetour Network, Inc.	449,002
4,758	Orascom Hotels & Development*	76,123

		525,125

Household Durables (4.5%):
65,857	IVRCL Infrastructures & Projects, Ltd.	671,662
801,400	Land & Houses Pubilc Co., Ltd.	250,491
3,880,000	Land & Houses Public Co., Ltd.	1,259,183
20,369	LG Electronics, Inc.	2,618,430
11,050	Samsung Electronics Co., Ltd., GDR(a)^	3,456,749
207,538	Urbi, Desarrolloas Urbanos, SA de CV*	676,706

		8,933,221

Industrial Conglomerates (0.1%):
243,500	Haci Omer Sabanci Holding AS, ADR(b)	189,540
1	Koc Holdings AS*	1

		189,541

Insurance (1.5%):
210,000	Ping An Insurance Group Co. of China^	1,485,846
6,705	Samsung Fire & Marine Insurance Co., Ltd.*	1,386,564

		2,872,410

Machinery (1.6%):
21,747	Bharat Heavy Electricals, Ltd.	1,122,800
27,750	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,061,202
91,100	Weg SA	1,015,915

		3,199,917

Marine (0.5%):
320,000	China Shipping Development Co., Ltd., Share H^	1,016,402

Media (1.4%):
302,939	Hurriyet Gazeteciilik Ve Matbaacilik, AS*	463,024
137,600	Megacable Holdings SAB de CV, CPO*	368,628
37,415	Naspers, Ltd.	651,555
128,998	TVN SA	1,331,456

		2,814,663

Metals & Mining (8.8%):
288,000	Angang Steel Co., Ltd., Class H, Class H	656,330
67,800	Banpu Public Co., Ltd.	927,295
10,200	Companhia Vale do Rio Doce, ADR^	353,328
131,900	Companhia Vale do Rio Doce, ADR, Preferred Shares^	3,844,885
4,900	Compania de Minas Buenaventura SA, ADR^	335,650
22,808	Eregli Demir ve Celik Fabrikalari TAS	159,947
76,211	Gold Fields, Ltd.	1,065,307
66,503	Impala Platinum Holdings, Ltd.	2,560,522
5,900	Mechel, ADR^	671,361
64,100	Mining & Metallurgical Co. Norilsk Nickel, ADR	1,817,235
5,400	Polymetal, GDR*(b)	43,740
5,730	POSCO	2,743,554
4,600	Southern Copper Corp.^	477,618
13,900	Usinas Siderurgicas de Minas Gerais SA	809,909
14,800	Usinas Siderurgicas de Minas Gerais SA	828,851

		17,295,532

Multiline Retail (2.3%):
126,554	Almacenes Exito SA, GDR*^	987,918
676,000	Golden Eagle Retail Group, Ltd.^	559,404
103,000	Parkson Retail Group, Ltd.^	873,515
3,418	Shinsegae Co., Ltd.	2,156,724

		4,577,561

Oil, Gas & Consumable Fuels (16.3%):
107,000	China Coal Energy Co., Share H	188,496
2,276,000	CNOOC, Ltd.	3,346,807
724,000	Hidili Industry International Development, Ltd.*	955,390
39,200	LUKOIL, ADR^	3,351,600
3,536	MOL Hungarian Oil & Gas Nyrt.	461,878
211,550	OAO Gazprom, Registered Shares, ADR	10,797,487
5,800	PetroChina Co., Ltd., ADR^	726,798
73,300	Petroleo Brasileiro SA, ADR, Class A	6,207,777
365,500	PTT Exploration & Production Public Co., Ltd.	1,760,643
49,232	Rosneft Oil Co., GDR^	443,955
34,537	Sasol, Ltd.	1,665,966
9,200	SK Energy Co., Ltd.*	950,183
11,117	Surgutneftegaz, SP ADR*^	542,510

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments (Unaudited)	March 31, 2008

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
20,000	Ultrapar Participacoes SA, Prefered Shares	$684,036

		32,083,526

Paper & Forest Products (0.2%):
25,100	Suzano Papel e Celulose SA	379,076

Pharmaceuticals (1.6%):
4,651	Richter Gedeon Nyrt.	960,617
46,200	Teva Pharmaceutical Industries, Ltd., ADR^	2,133,978

		3,094,595

Real Estate Investment Trusts (REITs) (0.6%):
1,862,000	Franshion Properties China, Ltd.*	752,792
1,458,800	Robinsons Land Corp.	358,920
9,000	Zhong An Real Estate, Ltd.*	4,394

		1,116,106

Semiconductors & Semiconductor Equipment (4.8%):
73,000	MediaTek, Inc.	953,243
3,507	Samsung Electronics Co., Ltd.	2,229,002
125,818	Siliconware Precision Industries Co., SP ADR^	1,056,871
97,882	Siliconware Precision Industries Co., SP ADR	822,209
432,068	Taiwan Semiconductor Manufacturing Co., Ltd., ADR^	4,437,338

		9,498,663

Tobacco (1.0%):
25,009	KT&G Corp.	1,960,946

Transportation Infrastructure (0.5%):
70,153	Companhia de Concessoes Rodoviarias	1,039,896

Wireless Telecommunication Services (10.1%):
370,300	Advanced Information Service Public Co., Ltd.	1,176,676
66,600	America Movil, SAB de C.V., ADR, Series L	4,241,754
454,500	China Mobile, Ltd.	6,799,146
34,800	Mobile TeleSystems, SP ADR	2,639,580
84,061	MTN Group, Ltd.	1,277,201
8,295	SK Telecom Co., Ltd.	1,564,191
155,049	Taiwan Mobile Co., Ltd.	299,077
144,069	Tim Participacoes SA	596,318
14,448	Tim Participacoes SA, ADR^	466,526
35,200	Turkcell Iletisim Hizmetleri AS, ADR^	735,328

		19,795,797

Total Common Stocks
(Cost $194,812,034)		176,697,596

Deposit Account (0.0%):
72,775	NTRS London Deposit Account	72,775

Total Deposit Account
(Cost $72,775)		72,775

Collateral For Securities On Loan (18.1%):
35,483,327	Northern Trust Liquid Institutional Asset Portfolio	35,483,327

Total Collateral For Securities On Loan
(Cost $35,483,327)		35,483,327

Warrants (7.4%):
Capital Markets (4.2%):
12,746	MSCI Daily TR Net Brazil USD*(a)	8,230,588

Chemicals (0.6%):
376,808	Formosa Chemicals & Fibre Corp.*	1,042,628
77,513	TSRC Corp.*(a)	125,493

		1,168,121

Diversified Financial Services (0.9%):
1,996,850	Chinatrust Financial Holding Co., Ltd.*(a)	1,899,983

Real Estate Investment Trusts (REITs) (1.3%):
723,082	Aldar Properties PJSC*(a)	1,982,966
190,500	Emaar Properties PJSC*(a)	549,574

		2,532,540

Textiles, Apparel & Luxury Goods (0.4%):
389,377	Far Eastern Textile, Ltd.*(a)	723,073

Total Warrants
(Cost $14,777,831)		14,554,305

Total Investment Securities
(Cost $245,145,967)(c)—115.4%		226,808,003
Net other assets (liabilities) — (15.4)%		(30,245,418)

NET ASSETS — 100.0%		$196,562,585

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

ADR	American Depository Receipt

GDR	Global Depository Receipt

MTN	Medium Term Note

PLC	Public Limited Co.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments (Unaudited)	March 31, 2008
(a)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. These securities represent 0.1% of the net assets of the Fund.

(c)	Cost for federal income tax purposes is $248,072,430. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,636,414
Unrealized depreciation	(26,900,841)

Net unrealized depreciation	$(21,264,427)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
Korea	16.5%
Russia	13.3%
Brazil	13.3%
Taiwan	12.3%
Hong Kong	8.8%
China	5.1%
South Africa	4.7%
United State	4.6%
Thailand	4.4%
Mexico	2.8%
Israel	2.4%
India	2.2%
Poland	1.8%
Turkey	1.7%
Colombia	1.1%
Netherlands	1.0%
Hungary	0.7%
Chile	0.7%
Philippines	0.5%
Argentina	0.5%
Tokelau	0.4%
Cayman Islands	0.4%
Luxembourg	0.3%
Peru	0.3%
Bermuda	0.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.4%):
Aerospace & Defense (2.8%):
14,000	Japan Aviation Electronics Industry, Ltd.^	$103,240
65,984	Meggitt plc	361,015
20,000	MTU Aero Engines Holding AG	843,901
38,000	Saab AB	960,724

		2,268,880

Airline (0.5%):
770,000	China Easten Airlines Corp., Ltd.*	394,073

Auto Components (1.6%):
12,000	Alpha Corp.	122,468
7,500	Exedy Corp.	214,643
15,000	Koito Manufacturing Co., Ltd.	206,531
20,000	Musashi Seimitsu Industry Co., Ltd.	400,003
15,500	Nifco, Inc.	361,881

		1,305,526

Automobiles (1.4%):
110,000	Great Wall Motor Co., Ltd.	106,474
18,000	Rosenbauer International AG	804,904
69,000	ShinMaywa Industries, Ltd.	213,551

		1,124,929

Beverages (0.8%):
25,000	A.G. Barr plc	572,977
3,711	Hawesko Holding AG*	120,428

		693,405

Building Products (1.5%):
76,137	Alumasc Group plc (The)	260,624
50,000	BSS Group plc	387,387
4,059	Geberit Internatinal AG	604,937

		1,252,948

Capital Markets (1.4%):
26,000	D Carnegie AB*^	438,550
178,420	Macquarie Infrastructure Group^	457,699
100,000	Wichford plc	281,789

		1,178,038

Chemicals (5.1%):
29,700	Aica Kogyo Co., Ltd.	254,859
45,000	Chugoku Marine Paints, Ltd.^	315,770
18,500	Fujikura Kasei Co., Ltd.	147,402
867	Kcc Corp.	397,801
33,808	Koninklijke Ten Cate NV	1,246,012
8,300	Lintec Corp.	119,063
21,000	Nihon Parkerizing Co., Ltd.	282,101
710	Sika AG-BEARER	1,394,227

		4,157,235

Commercial Banks (3.4%):
198	Bank Sarasin & CIE-REG B	861,619
286,800	Dah Sing Banking Group, Ltd.	490,513
326,300	Eon Capital Bhd.	468,893
30,000	Greek Postal Savings Bank	551,121
86,000	Minato Bank, Ltd.	179,117
9,900	Tokyo Tomin Bank, Ltd.	206,803

		2,758,066

Commercial Services & Supplies (4.5%):
200,000	Ashtead Group plc	246,015
17,180	Atkins (WS) plc	358,251
35,000	BPP Holdings plc	368,064
8,500	Eurokai Kgaa^	988,009
30,867	Ids Scheer AG^	487,647
119	Intelligence, Ltd.^	112,671
19,000	Kapsch Trafficcom AG*^	956,396
11,700	Nishio Rent All Co., Ltd.	130,993

		3,648,046

Communications Equipment (0.1%):
5,000	Icom, Inc.	122,573

Computers & Peripherals (0.2%):
14,200	Nidec Copal Corp.^	166,214

Construction & Engineering (6.2%):
9,147	Bilfinger Berger AG	786,057
49,157	Carillion plc	385,497
97,797	Downer EDII Ltd.^	563,169
5,337	Hyundai Development Co.	370,471
25,000	Keller Group plc	334,944
6,430	Kumho Industrial Co., Ltd.	296,659
22,000	Morgan Sindall plc	432,127
60,000	Redrow plc	385,699
21,323	United Group, Ltd.^	237,708
46,000	YIT OYJ	1,306,471

		5,098,802

Construction Materials (0.2%):
44,000	DC Co., Ltd.^	137,489

Containers & Packaging (1.5%):
596,000	Goodpack, Ltd.^	689,394
23,300	Jsp Corp.^	206,632
419	Lisi	43,090
15,800	Nitta Corp.	285,847

		1,224,963

Distributors (0.9%):
50,000	Inchcape plc	398,795
23,600	Trusco Nakayama Corp.	363,289

		762,084

Diversified Consumer Services (1.1%):
10,000	Homeserve plc	381,534
9,356	S1 Corp.	487,921

		869,455

Diversified Financial Services (6.7%):
90,000	Albemarle & Bond Holdings plc	345,798
15,174	Altamir Amboise	152,513
100,000	Azimut Holding SpA	1,040,646
30,000	BinckBank NV*	391,086
126,000	China Everbright, Ltd.*	248,164
3,000	Compagnie Financiere Tradition	528,821
136,665	Evolution Group plc	283,463
19,087	Grenkeleasing AG	652,437
7,600	Interhyp AG^	587,973
7,500	Schweizerhall Holding AG	1,253,873

		5,484,774

Diversified REIT (0.5%):
32,500	Shaftesbury plc	372,571

Electric Utilities (1.2%):
16,000	Red Electrica DE Espana	979,494

Electrical Equipment (0.5%):
60,000	E2V Technologies plc	210,747

		Fair
Shares		Value
17,400	Sumida Corp.	$217,760

		428,507

Electronic Equipment & Instruments (1.5%):
35,000	Laird Group plc	350,685
23,000	Rotork plc	492,356
9,000	Ryosan Co., Ltd.	213,492
16,200	Sato Corp.^	208,294

		1,264,827

Energy Equipment & Services (2.7%):
9,300	FuGro NV	722,042
15,000	Groupe Bourbon SA	906,180
3,300	Schoeller-Blackman Oilfield Equipment AG	293,976
19,892	Steico AG*	277,957

		2,200,155

Food & Staples Retailing (1.2%):
4,500	Greggs plc	403,373
1,050	Guyenne et Gascogne SA	162,583
8,900	Tsuruha Holdings Co.^	385,686

		951,642

Food Products (1.6%):
697,000	Beijing Jingkelong Co., Ltd.	438,322
1,012,000	China Foods Holdings, Ltd.*^	571,766
33,000	Cranswick plc	337,299

		1,347,387

Health Care Equipment & Supplies (1.6%):
40,000	Consort Medical plc	442,060
198,176	Fisher & Paykel Healthcare Corp., Ltd.	457,632
34,126	Sonic Healthcare, Ltd.	429,749

		1,329,441

Health Care Providers & Services (0.6%):
208,000	Parkway Holdings, Ltd.^	487,235

Hotels, Restaurants & Leisure (0.9%):
8,400	His Co., Ltd.	121,844
35,000	Holidaybreak plc	380,654
45,000	Homair SA*	236,687

		739,185

Household Durables (2.3%):
35,000	Babis Vovos International Construction SA*	1,078,217
24,000	Fourlis Holdings SA.	785,050

		1,863,267

Household Products (0.1%):
9,449	Munters AB^	109,174
Industrial Conglomerates (5.5%):
4,600	Bel Sofina	531,585
2,344,000	Chuang’s Consortium International, Ltd.	340,626
5,600	Compagnie Nationale A Portefeuille	426,471
41,869	DCC plc	991,076
4,000	Eriks Group NV — Cva	290,530
60,000	Mitie Group plc	288,088
90,000	Oxford Instruments plc	330,424
18,000	Rheinmetall AG^	1,267,389

		4,466,189

Insurance (1.6%):
20,438	cash.life AG	179,566
73,000	China Insurance International Holdings Co., Ltd.*	168,614
2,000	Helvetia Patria Holding	753,235
2,650	TrygVesta AS^	233,126

		1,334,541

IT Services (2.6%):
19,450	Alten*	574,835
50,297	Computershare, Ltd.	403,579
1,530	Obic Co., Ltd.	272,214
16,000	Sword Group^	681,565
40,000	Transcom Worldwide B Shares*	235,226

		2,167,419

Leisure Equipment & Products (0.4%):
40,000	Vitec Group plc	340,508

Machinery (4.1%):
17,400	Amano Corp.	179,797
120,000	Assetco plc*	419,682
33,000	Daihatsu Diesel Manufacturing Co., Ltd.^	289,977
52,000	FURUKAWA-SKY Aluminum Corp.	111,051
45,000	Hamworthy plc	403,586
10,259	Hyunjin Materials Co., Ltd.	348,697
14,600	Misumi Group, Inc.^	259,823
40,000	NIPPON THOMPSON Co., Ltd.	248,869
29,400	OSG Corp.^	344,779
13,000	Thielert AG*^	81,049
9,300	Union Tools Co.^	349,621
331,000	Unisteel Technology, Ltd.	316,276

		3,353,207

Media (2.5%):
240,000	C.I.R. SPA	644,282
29,459	Store Electronic*	583,987
73,000	Television Broadcasts, Ltd.^	393,003
40,000	United Business Media plc	427,766

		2,049,038

Metals & Mining (2.0%):
230,000	China Molybdenum Co., Ltd.*	256,365
39,000	DAIDO STELL Co., Ltd.^	204,623
34,000	Dowa Holdings Co., Ltd.	205,452
157,040	Iluka Resources, Ltd.^	667,217
772,000	Minmetals Resources, Ltd.	285,490

		1,619,147

Multi-Utilities (2.8%):
52,907	Acea SpA	1,034,686
10,000	BKW FMB Energie AG	1,276,088

		2,310,774

Multiline Retail (0.5%):
4,563	Hyundai Dept. Store	441,241

Oil, Gas & Consumable Fuels (1.5%):
20,000	Hunting plc	329,373
8,499	Rubis^	717,812

		Fair
Shares		Value
9,025	SFC Smart Fuel Cell AG*	$190,791

		1,237,976

Pharmaceuticals (2.3%):
60,000	Dechra Pharmaceuticals plc	437,849
13,800	Nichi-iko Pharmaceutical Co., Ltd.	409,213
16,300	Tsumura & Co.	406,927
6,500	Virbac SA^	596,972

		1,850,961

Real Estate Management & Development (1.9%):
212,000	China Resources Land, Ltd.	370,111
53,000	Grainger Trust plc^	432,004
414,500	KWG Property Holding, Ltd.*	353,219
10,154	Nexity	437,065

		1,592,399

Retail REIT (0.4%):
127,000	CapitaMall Trust	321,923

Semiconductors & Semiconductor Equipment (0.4%):
55,000	CSR plc*^	355,731

Software (2.0%):
130,474	F-Secure OYJ	519,079
5,000	Invision Software AG*	135,393
20,579	Smartrac NV*	987,364

		1,641,836

Specialty Retail (6.1%):
32,300	Arcs Co., Ltd.	407,075
1,644,000	Giordano International, Ltd.	666,144
5,340	GULLIVER INTERNATIONAL Co., Ltd.	193,218
3,300	HONEYS. Co., Ltd.^	56,422
31,500	Jumbo SA	948,268
143,767	Mobilezone Holding AG	1,035,037
13,900	Nishimatsuya Chain Co., Ltd.^	167,940
33,000	Saft Groupe SA^	1,304,224
8,300	Tsutsumi Jewelry Co., Ltd.	181,053

		4,959,381

Tobacco (1.5%):
55,000	Swedish Match AB	1,198,861

Trading Companies & Distributors (0.5%):
25,000	Sig plc	436,251

Transportation Infrastructure (1.1%):
63,000	Hopewell Holdings, Ltd.	240,644

Common Stocks, continued
Transportation Infrastructure, continued
507,000	Smrt Corp., Ltd.	$673,076

		913,720

Wireless Telecommunication Services (0.1%):
1,322	U-Blox AG*	68,769

Total Common Stocks
(Cost $87,968,369)		77,380,257

Deposit Account (2.8%):
2,271,510	NTRS London Deposit Account	2,271,510

Total Deposit Account
(Cost $2,271,510)		2,271,510

Collateral For Securities On Loan (12.2%):
9,970,041	Northern Trust Liquid Institutional Asset Portfolio	9,970,041

Total Collateral For Securities On Loan
(Cost $9,970,041)		9,970,041

Warrant (0.0%):
Containers & Packaging (0.0%):
74,500	Goodpack, Ltd.	12,452

Total Warrant
(Cost $0)		12,452

Right (0.2%):
Metals & Mining (0.2%):
83,188	Iluka Resources, Ltd.	159,619

Total Right
(Cost $0)		159,619

Total Investment Securities
(Cost $100,209,920)(a)—109.6%		89,793,879
Net other assets (liabilities) — (9.6)%		(7,865,701)

NET ASSETS — 100.0%		$81,928,178

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

PLC	Public Limited Co.

SPA	Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $100,267,031. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,997,680
Unrealized depreciation	(13,470,832)

Net unrealized depreciation	$(10,473,152)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United Kingdom	16.2%
Japan	12.6%
Switzerland	9.7%
Germany	8.0%
France	8.0%
Hong Kong	5.7%
Netherlands	4.6%
Greece	4.2%
Sweden	3.7%
Australia	3.7%
Italy	3.4%
Singapore	3.1%
Korea	2.9%
United States	2.9%
Austria	2.6%
Finland	2.3%
Ireland	1.2%
Spain	1.2%
Belgium	1.2%
China	1.0%
Malaysia	0.6%
New Zealand	0.6%
Denmark	0.3%
Georgia	0.2%
Swaziland	0.1%

100.0%
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.6%):
Aerospace & Defense (2.3%):
1,350	AAR Corp.*^	$36,815
1,050	Ceradyne, Inc.*^	33,558
700	Cubic Corp.^	19,901
1,500	Curtiss-Wright Corp.^	62,220
1,250	Esterline Technologies Corp.*	62,962
2,000	Gencorp, Inc.*^	20,580
1,550	Moog, Inc., Class A*	65,425
2,100	Orbital Sciences Corp.*^	50,610
1,350	Teledyne Technologies, Inc.*	63,450
550	Triumph Group, Inc.^	31,312

		446,833

Air Freight & Logistics (0.5%):
1,150	Forward Air Corp.^	40,756
1,450	HUB Group, Inc., Class A*^	47,691

		88,447

Airlines (0.3%):
400	Frontier Airlines Holdings, Inc.*^	1,012
1,750	Mesa Air Group, Inc.*^	4,113
2,350	SkyWest, Inc.^	49,632

		54,757

Auto Components (0.8%):
700	Drew Industries, Inc.*^	17,122
4,500	LKQ Corp.*^	101,115
1,100	Spartan Motors, Inc.^	9,306
500	Standard Motor Products, Inc.^	3,060
800	Superior Industries International, Inc.^	16,600

		147,203

Automobiles (0.2%):
2,300	Fleetwood Enterprises, Inc.*^	10,580
1,000	Monaco Coach Corp.	9,480
1,250	Winnebago Industries, Inc.^	21,125

		41,185

Beverages (0.1%):
350	Boston Beer Company, Inc. (The), Class A*^	16,639

Biotechnology (0.9%):
1,100	ArQule, Inc.*^	4,708
2,200	Cubist Pharmaceuticals, Inc.*	40,524
1,300	Martek Biosciences Corp.*^	39,741
2,400	Regeneron Pharmaceuticals, Inc.*^	46,056
1,600	Savient Pharmaceuticals, Inc.*^	32,000

		163,029

Building Products (1.0%):
1,300	Apogee Enterprises, Inc.	20,020
900	Griffon Corp.*^	7,740
2,500	Lennox International, Inc.	89,925
700	NCI Building Systems, Inc.*	16,940
1,200	Simpson Manufacturing Co., Inc.^	32,616
750	Universal Forest Products, Inc.	24,150

		191,391

Capital Markets (0.9%):
1,750	Investment Technology Group, Inc.*	80,815
1,800	Labranche & Co., Inc.*	7,830
1,950	OptionsXpress Holdings, Inc.^	40,385
600	Piper Jaffray Cos., Inc.*^	20,376
1,100	SWS Group, Inc.^	13,453
1,400	Tradestation Group, Inc.*^	11,928

		174,787

Chemicals (1.6%):
900	Arch Chemicals, Inc.^	33,534
1,200	Georgia Gulf Corp.^	8,316
2,100	H.B. Fuller Co.^	42,861
700	NewMarket Corp.^	52,815
1,300	OM Group, Inc.*	70,902
1,100	Omnova Solutions, Inc.*^	4,389
200	Penford Corp.	4,346
3,400	PolyOne Corp.*	21,658
500	Quaker Chemical Corp.^	15,645
1,300	Schulman, Inc.^	26,689
1,900	Tronox, Inc., Class B^	7,410
800	Zep, Inc.	12,976

		301,541

Commercial Banks (5.6%):
1,500	Boston Private Financial Holdings, Inc.^	15,885
1,200	Cascade Bancorp^	11,472
1,250	Central Pacific Financial Corp.^	23,563
350	Columbia Banking System, Inc.	7,833
1,550	Community Bank System, Inc.^	38,068
2,450	East West Bancorp, Inc.^	43,487
3,500	First Bancorp^	35,560
2,250	First Commonwealth Financial Corp.^	26,078
1,400	First Financial Bancorp^	18,830
1,850	First Midwest Bancorp, Inc.^	51,374
1,850	Frontier Financial Corp.^	32,708
2,200	Glacier Bancorp, Inc.^	42,174
850	Hancock Holding Co.^	35,717
1,600	Hanmi Financial Corp.^	11,824
800	Independent Bank Corp.^	8,304
550	Irwin Financial Corp.^	2,921
1,000	Nara Bancorp, Inc.^	12,990
2,900	National Penn Bancshares, Inc.^	52,751
2,500	Old National Bancorp^	45,000
600	PrivateBancorp, Inc.^	18,882
1,350	Prosperity Bancshares, Inc.^	38,691
1,000	Provident Bankshares Corp.^	10,740
1,250	Signature Bank*^	31,875
2,700	South Financial Group, Inc.^	40,122
1,000	Sterling Bancorp^	15,530
2,400	Sterling Bancshares, Inc.^	23,856
1,900	Sterling Financial Corp.^	29,659
3,400	Susquehanna Bancshares, Inc.^	69,258
4,000	UCBH Holdings, Inc.^	31,040
1,350	UMB Financial Corp.	55,620
2,200	Umpqua Holdings Corp.^	34,122
1,550	United Bankshares, Inc.^	41,307
1,550	United Community Banks, Inc.^	26,319
2,450	Whitney Holding Corp.^	60,735
700	Wilshire Bancorp, Inc.^	5,348

		Fair
Shares		Value
Commercial Banks (5.6%):
700	Wintrust Financial Corp.^	$24,465

		1,074,108

Commercial Services & Supplies (3.7%):
1,600	ABM Industries, Inc.^	35,904
850	Administaff, Inc.^	20,068
1,050	Bowne & Co., Inc.^	16,013
2,100	Brady Corp., Class A	70,203
600	CDI Corp.	15,030
350	Consolidated Graphics, Inc.*^	19,618
1,000	G & K Services, Inc., Class A^	35,610
1,100	Healthcare Services Group, Inc.^	22,704
750	Heidrick & Struggles International, Inc.^	24,397
900	HMS Holdings Corp.*^	25,695
2,400	Interface, Inc.	33,720
1,200	Mobile Mini, Inc.*^	22,800
1,100	On Assignment, Inc.*^	6,985
900	School Specialty, Inc.*^	28,386
2,500	Spherion Corp.*^	15,300
2,400	Tetra Tech, Inc.*	46,824
1,950	Trueblue, Inc.*^	26,208
1,000	United Stationers, Inc.*^	47,700
450	Viad Corp.	16,205
500	Volt Information Sciences, Inc.*^	8,480
2,400	Waste Connections, Inc.*	73,776
1,750	Watson Wyatt Worldwide, Inc.	99,312

		710,938

Communications Equipment (1.3%):
5,523	Arris Group, Inc.*^	32,144
600	Bel Fuse, Inc., Class B^	16,716
650	Black Box Corp.^	20,053
1,500	Blue Coat Systems, Inc.*^	33,060
1,000	Comtech Telecommunications Corp.*^	39,000
1,300	Digi International, Inc.*^	15,002
2,000	Ditech Networks, Inc.*^	5,880
3,600	Harmonic, Inc.*	27,360
1,450	NETGEAR, Inc.*	28,927
700	PC-Tel, Inc.*^	4,760
1,900	Symmetricom, Inc.*^	6,631
1,200	ViaSat, Inc.*	26,064

		255,597

Computers & Peripherals (0.6%):
4,600	Adaptec, Inc.*^	13,524
1,350	Avid Technology, Inc.*^	32,859
900	Hutchinson Technology, Inc.*^	14,319
1,400	Novatel Wireless, Inc.*^	13,552
800	Stratasys, Inc.*^	14,240
900	Synaptics, Inc.*^	21,492

		109,986

Construction & Engineering (1.2%):
2,950	Emcor Group, Inc.*	65,520
1,000	Insituform Technologies, Inc.*^	13,830
3,100	Shaw Group, Inc.*	146,134

		225,484

Construction Materials (0.4%):
1,950	Headwaters, Inc.*^	25,721
950	Texas Industries, Inc.^	57,104

		82,825

Consumer Finance (0.4%):
1,150	Cash America International, Inc.^	41,860
800	First Cash Financial Services, Inc.*^	8,264
700	World Acceptance Corp.*^	22,295

		72,419

Containers & Packaging (0.3%):
750	Chesapeake Corp.^	3,608
1,300	Myers Industries, Inc.	17,069
1,450	Rock-Tenn Co., Class A	43,456

		64,133

Distributors (0.1%):
200	Audiovox Corp., Class A*^	2,136
1,800	Building Materials Holding Corp.^	7,884

		10,020

Diversified Consumer Services (0.5%):
1,000	Bright Horizons Family Solutions, Inc.*	43,040
1,000	Coinstar, Inc.*^	28,140
100	CPI Corp.^	1,727
400	Pre-paid Legal Services , Inc.*^	16,964
900	Universal Technical Institute, Inc.*^	10,557

		100,428

Diversified Financial Services (0.4%):
1,150	Financial Federal Corp.^	25,082
1,400	Guaranty Financial Group, Inc.*	14,868
700	Portfolio Recovery Associates, Inc.^	30,023

		69,973

Diversified REITs (0.9%):
2,200	Colonial Properties Trust^	52,910
1,000	Essex Property Trust, Inc.^	113,980

		166,890

Diversified Telecommunication Services (0.2%):
3,000	FairPoint Communications, Inc.	27,060
1,500	General Communication, Inc., Class A*^	9,210

		36,270

Electric Utilities (0.9%):
1,050	ALLETE, Inc.^	40,551
2,350	Cleco Corp.^	52,123
1,550	El Paso Electric Co.*	33,124
1,000	UIL Holdings Corp.^	30,130
950	Unisource Energy Corp.	21,147

		177,075

Electrical Equipment (1.7%):
750	A.O. Smith Corp.^	24,652
1,800	Acuity Brands, Inc.^	77,310
1,650	Baldor Electric Co.^	46,200
1,650	Belden CDT, Inc.^	58,278
900	C&D Technologies, Inc.*^	4,518

		Fair
Shares		Value
Electrical Equipment (1.7%):
1,200	Regal-Beloit Corp.	$43,956
600	Vicor Corp.^	7,164
2,500	Woodward Governor Co.	66,800

		328,878

Electronic Equipment & Instruments (4.9%):
900	Agilysys, Inc.^	10,440
1,250	Anixter International, Inc.*^	80,050
700	Applied Signal Technology, Inc.^	8,260
3,100	Benchmark Electronics, Inc.*	55,645
1,800	Brightpoint, Inc.*^	15,048
1,600	Checkpoint Systems, Inc.*^	42,960
1,800	Cognex Corp.^	39,294
1,600	CTS Corp.	17,120
1,200	Daktronics, Inc.^	21,492
900	Electro Scientific Industries, Inc.*	14,832
5,100	FLIR Systems, Inc.*^	153,459
2,200	Insight Enterprises, Inc.*^	38,500
1,100	Itron, Inc.*^	99,253
300	Keithley Instruments, Inc.^	2,910
900	Littlelfuse, Inc.*	31,473
1,200	LoJack Corp.*^	15,168
900	Mercury Computer Systems, Inc.*^	5,058
1,700	Methode Electronics, Inc.^	19,873
800	MTS Systems Corp.^	25,808
500	Network Equipment Technologies, Inc.*^	3,285
1,400	Newport Corp.*	15,638
1,000	Park Electrochemical Corp.^	25,850
500	Photon Dynamics, Inc.*^	5,300
900	Planar Systems, Inc.*^	3,609
1,800	Plexus Corp.*	50,490
700	RadiSys Corp.*^	7,063
700	Rogers Corp.*^	23,387
1,000	ScanSource, Inc.*^	36,190
1,800	Technitrol, Inc.^	41,634
800	Tollgrade Communications, Inc.*	4,192
1,500	TTM Technologies, Inc.*	16,980
900	X-Rite, Inc.*^	5,373

		935,634

Energy Equipment & Services (4.7%):
1,150	Atwood Oceanics, Inc.*^	105,478
600	Basic Energy Services, Inc.*^	13,248
950	Bristow Group, Inc.*^	50,987
700	CARBO Ceramics, Inc.^	28,070
1,000	Dril-Quip, Inc.*	46,470
500	Gulf Island Fabrication, Inc.^	14,360
800	Hornbeck Offshore Services, Inc.*^	36,536
2,900	ION Geophysical Corp.*^	40,020
500	Lufkin Industries, Inc.^	31,910
1,100	Matrix Service Co.*^	18,898
800	NATCO Group , Inc.*	37,400
2,200	Oceaneering International, Inc.*	138,600
2,000	Pioneer Drilling Co.*^	31,860
900	Seacor Holdings, Inc.*^	76,824
600	Superior Well Services, Inc.*^	13,122
2,500	TETRA Technologies, Inc.*^	39,600
1,750	Unit Corp.*	99,137
1,200	W-H Energy Services, Inc.*	82,620

		905,140

Food & Staples Retailing (1.4%):
1,800	Casey’s General Stores, Inc.^	40,680
900	Great Atlantic & Pacific Tea Co., Inc.*^	23,598
1,300	Longs Drug Stores Corp.	55,198
600	Nash Finch Co.^	20,388
1,200	Performance Food Group Co.*	39,216
1,000	Spartan Stores, Inc.	20,850
700	The Andersons, Inc.^	31,227
1,550	United Natural Foods, Inc.*^	29,000

		260,157

Food Products (1.4%):
3,050	Flowers Foods, Inc.	75,487
1,550	Hain Celestial Group, Inc.*^	45,725
500	J & J Snack Foods Corp.	13,735
1,100	Lance, Inc.^	21,560
400	Peet’s Coffee & Tea, Inc.*^	9,404
950	Ralcorp Holdings, Inc.*^	55,243
400	Sanderson Farms, Inc.^	15,204
1,300	Treehouse Foods, Inc.*^	29,718

		266,076

Gas Utilities (3.1%):
3,550	Atmos Energy Corp.	90,525
1,875	New Jersey Resources Corp.^	58,219
950	Northwest Natural Gas Co.^	41,268
2,700	Piedmont Natural Gas Co., Inc.^	70,902
1,150	South Jersey Industries, Inc.^	40,376
4,700	Southern Union Co.	109,369
1,600	Southwest Gas Corp.	44,736
1,100	The Laclede Group, Inc.^	39,193
3,900	UGI Corp.	97,188

		591,776

Health Care Equipment & Supplies (4.7%):
600	Abaxis, Inc.*^	13,902
2,650	American Medical Systems Holdings, Inc.*^	37,604
600	Analogic Corp.	39,924
1,150	ArthroCare Corp.*^	38,352
900	BioLase Technology, Inc.*	2,781
1,450	CONMED Corp.*	37,178
1,950	Cooper Companies, Inc.^	67,138
900	Cyberonics, Inc.*^	13,050
600	Datascope Corp.	24,858
750	Greatbatch, Inc.*^	13,808
950	Haemonetics Corp.*^	56,601
650	ICU Medical, Inc.*^	18,701
2,250	IDEXX Laboratories, Inc.*^	110,835
2,600	Immucor, Inc.*	55,484
700	Integra LifeSciences Holdings*^	30,429
1,400	Invacare Corp.^	31,192
400	Kensey Nash Corp.*^	11,580
1,050	LifeCell Corp.*	44,131
1,350	Mentor Corp.^	34,722
1,350	Meridian Bioscience, Inc.^	45,130
1,300	Merit Medical Systems, Inc.*	20,579
1,000	Osteotech, Inc.*	4,750

		Fair
Shares		Value
Health Care Equipment & Supplies, continued
900	Palomar Medical Technologies, Inc.*^	$13,590
500	Surmodics, Inc.*^	20,940
1,400	Symmetry Medical, Inc.*^	23,240
1,100	Theragenics Corp.*^	4,334
500	Vital Signs, Inc.	25,325
1,200	West Pharmaceutical Services, Inc.^	53,076

		893,234

Health Care Providers & Services (4.2%):
400	Air Methods Corp.*^	19,348
1,000	Amedisys, Inc.*^	39,340
2,050	AMERIGROUP Corp.*^	56,026
1,100	AMN Healthcare Services, Inc.*	16,962
1,250	AmSurg Corp.*^	29,600
2,150	Centene Corp.*^	29,971
900	Chemed Corp.	37,980
1,100	Cross Country Healthcare, Inc.*^	13,607
1,200	CryoLife, Inc.*	11,280
1,400	Gentiva Health Services, Inc.*	30,464
1,150	HealthExtras, Inc.*	28,566
1,150	Healthways, Inc.*^	40,641
2,200	Hillenbrand, Inc.*	48,620
1,250	Inventiv Health, Inc.*^	36,013
900	LCA-Vision, Inc.^	11,250
700	LHC Group, Inc.*^	11,760
750	Matria Healthcare, Inc.*	16,725
800	MedCath Corp.*^	14,560
500	Molina Heathcare, Inc.*^	12,210
1,400	Odyssey Healthcare, Inc.*^	12,600
1,500	Owens & Minor, Inc.	59,010
1,800	Pediatrix Medical Group, Inc.*	121,320
2,900	PSS World Medical, Inc.*	48,314
800	RehabCare Group, Inc.*	12,000
900	Res-Care, Inc.*	15,435
1,650	Sunrise Senior Living, Inc.*^	36,762

		810,364

Health Care Technology (0.4%):
2,400	Allscripts Healthcare Solution, Inc.*^	24,768
1,250	Omnicell, Inc.*^	25,125
1,800	Phase Forward, Inc.*	30,744

		80,637

Hotels, Restaurants & Leisure (3.0%):
450	Buffalo Wild Wings, Inc.*^	11,025
1,600	California Pizza Kitchen, Inc.*^	20,976
1,200	CEC Entertainment, Inc.*^	34,656
1,900	CKE Restaurants, Inc.^	21,318
600	IHOP Corp.^	28,740
2,600	Jack in the Box, Inc.*	69,862
950	Landry’s Restaurants, Inc.^	15,466
1,100	Marcus Corp.^	21,120
850	Monarch Casino & Resort, Inc.*^	15,054
1,400	Multimedia Games, Inc.*^	7,476
700	O’Charley’s, Inc.	8,064
1,100	P.F. Chang’s China Bistro, Inc.*^	31,284
1,350	Panera Bread Co., Class A*^	56,551
1,050	Papa John’s International, Inc.*^	25,420

2,050	Pinnacle Entertainment, Inc.*^	26,240
600	Red Robin Gourmet Burgers*^	22,542
500	Ruth’s Chris Steak House, Inc.*^	3,455
1,500	Shuffle Master, Inc.*^	8,025
2,700	Sonic Corp.*^	59,508
1,600	Texas Roadhouse, Inc., Class A*^	15,680
2,350	Triarc Cos., Inc.^	16,239
1,750	WMS Industries, Inc.*	62,947

		581,648

Household Durables (0.9%):
3,000	Champion Enterprises, Inc.*	30,090
1,350	Ethan Allen Interiors, Inc.^	38,381
1,300	La-Z-Boy, Inc.^	10,842
600	Libbey, Inc.^	10,104
800	M/I Homes, Inc.^	13,584
900	Meritage Corp.*	17,388
300	National Presto Industries, Inc.^	15,720
300	Russ Berrie & Co., Inc.*^	4,218
150	Skyline Corp.	4,173
2,600	Standard-Pacific Corp.^	12,636
500	Universal Electronics, Inc.*^	12,105

		169,241

Household Products (0.2%):
2,600	Central Garden & Pet Co., Class A*^	11,544
1,200	Spectrum Brands, Inc.*^	5,484
800	WD-40 Co.^	26,600

		43,628

Industrial Conglomerates (0.5%):
1,000	Patriot Coal Corp.*^	46,970
800	Standex International Corp.	17,872
1,300	Tredegar, Inc.	23,673

		88,515

Insurance (2.9%):
1,550	Delphi Financial Group, Inc., Class A	45,306
1,400	Hilb Rogal & Hobbs Co.	44,058
800	Infinity Property & Casualty Corp.^	33,280
600	LandAmerica Financial Group, Inc.^	23,682
600	Navigators Group, Inc.*	32,640
2,450	Philadelphia Consolidated Holding Corp.*^	78,890
700	Presidential Life Corp.	12,208
1,200	ProAssurance Corp.*^	64,596
850	RLI Corp.	42,135
600	Safety Insurance Group, Inc.	20,478
200	SCPIE Holdings, Inc.*^	5,510
2,150	Selective Insurance Group, Inc.^	51,342
500	Stewart Information Services Corp.^	13,995
700	Tower Group, Inc.^	17,619
800	United Fire & Casualty Co.^	29,920

		Fair
Shares		Value
1,200	Zenith National Insurance Corp.	$43,032

		558,691

Internet & Catalog Retail (0.2%):
450	Blue Nile, Inc.*^	24,368
1,200	Stamps.com, Inc.*^	12,312

		36,680

Internet Software & Services (1.2%):
500	Bankrate, Inc.*^	24,945
2,527	CyberSource Corp.*^	36,919
1,050	DealerTrack Holdings, Inc.*^	21,231
1,200	InfoSpace, Inc.^	13,884
2,000	J2 Global Communications, Inc.*	44,640
1,300	Perficient, Inc.*^	10,322
1,300	The Knot, Inc.*^	15,275
2,600	United Online, Inc.^	27,456
1,800	Websense, Inc.*^	33,750

		228,422

IT Services (1.2%):
1,150	CACI International, Inc. Class A*^	52,382
1,500	CIBER, Inc.*^	7,350
700	Gevity HR, Inc.^	6,062
950	ManTech International Corp., Class A*	43,092
500	Maximus, Inc.	18,355
400	SI International, Inc.*	7,676
200	StarTek, Inc.*^	1,842
1,400	Sykes Enterprises, Inc.*	24,626
1,400	Tyler Technologies, Inc.*^	19,572
1,600	Wright Express Corp.*	49,168

		230,125

Leisure Equipment & Products (0.8%):
1,450	JAKKS Pacific, Inc.*^	39,977
200	MarineMax, Inc.*^	2,492
1,250	Polaris Industries, Inc.^	51,262
1,600	Pool Corp.^	30,224
1,000	RC2 Corp.*^	20,970
1,000	Sturm, Ruger & Co., Inc.*^	8,240

		153,165

Life Sciences Tools & Services (0.9%):
1,650	Cambrex Corp.	11,434
800	Dionex Corp.*^	61,592
1,150	Enzo Biochem, Inc.*	10,454
600	Kendle International, Inc.*^	26,952
1,900	PAREXEL International Corp.*	49,590
700	Pharmanet Development Group, Inc.*	17,661

		177,683

Machinery (3.7%):
900	Albany International Corp., Class A^	32,526
950	Astec Industries, Inc.*	36,822
1,850	Barnes Group, Inc.^	42,458
1,800	Briggs & Stratton Corp.^	32,220
300	Cascade Corp.^	14,793
2,000	CLARCOR, Inc.^	71,100
1,100	Enpro Industries, Inc.*^	34,309
2,100	Gardner Denver, Inc.*	77,910

900 Kaydon Corp.^		39,519
500	Lindsay Manufacturing Co.^	51,235
1,100	Lydall, Inc.*	12,595
1,650	Mueller Industries, Inc.	47,602
1,600	Robbins & Myers, Inc.^	52,240
1,450	Toro Co.^	60,015
800	Valmont Industries, Inc.^	70,312
1,000	Wabash National Corp.^	8,990
1,100	Watts Water Technologies, Inc., Class A^	30,833

		715,479

Marine (0.6%):
2,150	Kirby Corp.*^	122,550

Media (0.5%):
300	4Kids Entertainment, Inc.*^	2,931
600	AH Belo Corp., Class A*^	6,858
1,000	Arbitron, Inc.^	43,160
3,000	Live Nation, Inc.*^	36,390
2,100	Radio One, Inc., Class D*^	3,192

		92,531

Metals & Mining (1.3%):
600	A.M. Castle & Co.^	16,200
650	AMCOL International Corp.^	20,300
800	Brush Engineered Materials, Inc.*	20,536
1,050	Century Aluminum Co.*^	69,552
1,300	Gibraltar Industries, Inc.^	15,249
1,450	Quanex Corp.	75,023
850	RTI International Metals, Inc.*^	38,428

		255,288

Multi-Utilities (0.4%):
2,400	Avista Corp.^	46,944
400	Central Vermont Public Service Corp.^	9,560
600	CH Energy Group, Inc.^	23,340

		79,844

Multiline Retail (0.1%):
1,600	Fred’s, Inc.^	16,400
1,200	Tuesday Morning Corp.*^	6,216

		22,616

Oil, Gas & Consumable Fuels (4.1%):
3,700	Cabot Oil & Gas Corp., Class A	188,108
3,450	Helix Energy Solutions Group, Inc.*	108,675
3,150	Massey Energy Co.	114,975
1,400	Penn Virginia Corp.^	61,726
600	Petroleum Development Corp.*^	41,562
1,400	PetroQuest Energy, Inc.*^	24,276
2,400	St. Mary Land & Exploration Co.	92,400
1,150	Stone Energy Corp.*^	60,156
1,250	Swift Energy Co.*	56,237
1,250	World Fuel Services Corp.^	35,088

		783,203

Paper & Forest Products (0.4%):
1,800	Buckeye Technologies, Inc.*^	20,088
400	Deltic Timber Corp.^	22,280
400	Neenah Paper, Inc.^	10,312

		Fair
Shares		Value
600	Schweitzer-Mauduit International, Inc.^	13,884
1,800	Wausau Paper Corp.^	14,868

		81,432

Personal Products (0.3%):
700	Chattem, Inc.*^	46,438
900	Mannatech, Inc.^	6,417
350	Usana Health Sciences, Inc.*^	7,711

		60,566

Pharmaceuticals (0.7%):
1,600	Alpharma, Inc., Class A*^	41,936
1,100	Noven Pharmaceuticals, Inc.*^	9,878
1,600	PharMerica Corp.*	26,512
1,400	Salix Pharmaceuticals, Inc.*^	8,792
1,450	Sciele Pharma, Inc.*^	28,275
3,100	ViroPharma, Inc.*^	27,714

		143,107

Real Estate Investment Trusts (REITs) (4.6%):
800	Acadia Realty Trust^	19,320
2,500	BioMed Realty Trust, Inc.^	59,725
950	EastGroup Properties, Inc.^	44,137
1,100	Entertainment Properties Trust^	54,263
2,800	Extra Space Storage, Inc.^	45,332
1,250	Forestar Real Estate Group, Inc.*	31,138
1,300	Home Properties, Inc.^	62,387
2,500	Inland Real Estate Corp.^	38,025
1,250	Kilroy Realty Corp.^	61,387
700	Kite Realty Group Trust^	9,800
3,100	Lexington Corporate Properties Trust^	44,671
700	LTC Properties, Inc.	17,997
2,400	Medical Properties Trust, Inc.^	27,168
1,000	Mid-America Apartment Communities, Inc.^	49,840
2,850	National Retail Properties, Inc.^	62,842
800	Parkway Properties, Inc.^	29,568
1,400	Pennsylvania Real Estate Investment Trust^	34,146
700	PS Business Parks, Inc.^	36,330
3,800	Senior Housing Properties Trust^	90,060
600	Sovran Self Storage, Inc.^	25,626
950	Tanger Factory Outlet Centers, Inc.^	36,547

		880,309

Road & Rail (1.2%):
1,200	Arkansas Best Corp.^	38,232
1,800	Heartland Express, Inc.^	25,668
1,800	Knight Transportation, Inc.^	29,628
2,050	Landstar System, Inc.	106,928
1,100	Old Dominion Freight Line, Inc.*^	35,013

		235,469

Semiconductors & Semiconductor Equipment (3.6%):
1,350	Actel Corp.*	20,669
1,600	Advanced Energy Industries, Inc.*	21,216
1,250	ATMI, Inc.*	34,787
4,300	Axcelis Technologies, Inc.*^	24,080
3,200	Brooks Automation, Inc.*	31,104
900	Cabot Microelectronics Corp.*^	28,935
1,100	Cohu, Inc.^	17,875
1,300	Cymer, Inc.*^	33,852
1,100	Diodes, Inc.*^	24,156
1,300	DSP Group, Inc.*^	16,562
1,900	Exar Corp.*^	15,637
1,200	FEI Co.*^	26,196
900	Intevac, Inc.*^	11,655
2,000	Kulicke & Soffa Industries, Inc.*^	9,560
2,500	Micrel, Inc.	23,175
2,700	Microsemi Corp.*^	61,560
2,200	MKS Instruments, Inc.*^	47,080
800	Pericom Semiconductor Corp.*	11,744
1,600	Photronics Corp.*	15,280
1,500	Rudolph Technologies, Inc.*^	14,655
6,300	Skyworks Solutions, Inc.*^	45,864
1,000	Standard Microsystems Corp.*^	29,180
700	Supertex, Inc.*^	14,287
600	Ultratech, Inc.*^	5,766
2,900	Varian Semiconductor Equipment Associates, Inc.*^	81,635
1,100	Veeco Instruments, Inc.*^	18,293

		684,803

Software (5.2%):
700	Ansoft Corp.*	21,364
3,000	Ansys, Inc.*	103,560
1,600	Blackbaud, Inc.^	38,848
1,100	Captaris, Inc.*^	4,862
1,600	Concur Technologies, Inc.*^	49,680
2,550	Epicor Software Corp.*^	28,560
850	Epiq Systems, Inc.*^	13,192
1,700	FactSet Research Systems, Inc.^	91,579
600	Faro Technologies, Inc.*^	18,708
3,550	Informatica Corp.*^	60,563
1,100	JDA Software Group, Inc.*^	20,075
1,000	Manhattan Associates, Inc.*	22,930
3,100	Micros Systems, Inc.*	104,346
800	Phoenix Technology, Ltd.*^	12,528
1,650	Progress Software Corp.*	49,368
700	Quality Systems, Inc.^	20,909
1,000	Radiant Systems, Inc.*^	13,970
2,200	Secure Computing Corp.*^	14,190
1,100	Smith Micro Software, Inc.*^	6,732
1,300	Sonic Solutions*^	12,545
800	SPSS, Inc.*	31,024
2,800	Take-Two Interactive Software, Inc.*	71,456
2,350	THQ, Inc.*^	51,230
4,450	Trimble Navigation, Ltd.*^	127,225

		989,444

Specialized REIT (0.2%):
3,000	DiamondRock Hospitality, Co.^	38,010

Specialty Retail (3.1%):
2,600	Aaron Rents, Inc.^	56,004
850	Big 5 Sporting Goods Corp.^	7,454
1,300	Cabela’s, Inc., Class A*^	18,408
1,150	Cato Corp.	17,181

		Fair
Shares		Value
1,000	Charlotte Russe Holdings, Inc.*^	17,340
750	Children’s Place Retail Stores, Inc.*^	18,420
1,600	Christopher & Banks Corp.^	15,984
1,950	Dress Barn, Inc.*^	25,233
1,100	Finish Line, Class A^	5,236
800	Genesco, Inc.*^	18,488
800	Group 1 Automotive, Inc.^	18,784
1,350	Gymboree Corp.*^	53,838
400	Haverty Furniture Co., Inc.^	4,256
1,100	Hibbett Sports, Inc.*^	16,984
1,500	HOT Topic, Inc.*^	6,465
1,100	Jo-Ann Stores, Inc.*^	16,203
800	Jos. A. Bank Clothiers, Inc.*^	16,400
600	Lithia Motors, Inc., Class A^	6,096
2,100	Men’s Wearhouse, Inc.^	48,867
900	Midas, Inc.*^	15,471
1,300	Pep Boys — Manny, Moe & Jack^	12,948
2,200	Select Comfort Corp.*^	7,920
1,300	Sonic Automotive, Inc.^	26,715
1,600	Stage Store, Inc.	25,920
500	Stein Mart, Inc.^	2,810
1,200	Tractor Supply Co.*^	47,424
1,000	Tween Brands, Inc.*^	24,740
1,550	Zale Corp.*^	30,628
450	Zumiez, Inc.*^	7,061

		589,278

Textiles, Apparel & Luxury Goods (2.5%):
1,900	Brown Shoe Co., Inc.^	28,633
3,350	Crocs, Inc.*^	58,525
550	Deckers Outdoor Corp.*^	59,301
2,050	Fossil, Inc.*^	62,607
2,500	Iconix Brand Group, Inc.*^	43,375
900	K-Swiss, Inc., Class A^	14,238
900	Maidenform Brands, Inc.*^	14,643
900	Movado Group, Inc.	17,541
400	Oxford Industries, Inc.	9,012
300	Perry Ellis International, Inc.*^	6,549
3,800	Quiksilver Resources, Inc.*^	37,278
1,400	Skechers U.S.A., Inc., Class A*	28,294
600	UniFirst Corp.	22,254
500	Volcom, Inc.*^	10,105
2,250	Wolverine World Wide, Inc.	65,272

		477,627

Thrifts & Mortgage Finance (0.9%):
650	Anchor BanCorp Wisconsin, Inc.^	12,330
2,600	Bank Mutual Corp.	27,924
1,600	BankAtlantic Bancorp, Inc., Class A^	6,256
900	BankUnited Financial Corp., Class A^	4,509
2,600	Brookline Bancorp, Inc.^	29,848
1,050	Corus Bankshares, Inc.^	10,217
1,200	Dime Community Bancshares^	20,976
700	Downey Financial Corp.^	12,866
450	FirstFed Financial Corp.*^	12,218
1,200	Flagstar Bancorp, Inc.^	8,664
1,000	Franklin Bank Corp.*^	3,030
300	Triad Guaranty, Inc.*^	1,500
3,500	TrustCo Bank Corp.^	31,115

		181,453

Tobacco (0.1%):
3,900	Alliance One International, Inc.*^	23,556

Trading Companies & Distributors (0.6%):
1,550	Applied Industrial Technologies, Inc.^	46,330
900	Kaman Corp., Class A	25,461
800	Watsco, Inc.^	33,136

		104,927

Water Utilities (0.1%):
500	American States Water Co.^	18,000

Total Common Stocks (Cost $21,592,971)		18,701,144

U.S. Treasury Obligations (0.2%):
46,000	U.S. Treasury Bills, 1.15%, 6/26/08 (a)(c)	45,860

Total U.S. Treasury Obligations (Cost $45,874)		45,860

Deposit Account (2.5%):
476,751	NTRS London Deposit Account	476,751

Total Deposit Account (Cost $476,751)		476,751

Collateral For Securities On Loan (51.0%):
9,765,007	Northern Trust Liquid Institutional Asset Portfolio	9,765,007

Total Collateral For Securities On Loan (Cost $9,765,007)		9,765,007

Total Investment Securities (Cost $31,880,603)(b)—151.3%		28,988,762

Net other assets (liabilities) — (51.3)%		(9,826,547)

NET ASSETS — 100.0%		$19,162,215

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of March 31, 2008.

REIT	Real Estate Investment Trust

(a)	The rate presented represents the effective yield at March 31, 2008.

(b)	Cost for federal income tax purposes is $31,998,398. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,098,548
Unrealized depreciation	(4,108,184)

Net unrealized depreciation	$(3,009,636)

The following represents the concentrations by country of risk (base on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008

Country	Percentage
United States	99.8%
Puerto Rico	0.2%

100%

Future Contracts
(c) Securities with an aggregate fair value of $45,860 have been segregated with the custodian to cover margin requirements for the following open contracts as of March 31,2008.

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
Russell Mini Futures	Long	6/23/08	7	$15,649
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (52.2%):
Aerospace & Defense (1.8%):
480	Cubic Corp.^	$13,646
7,879	DynCorp International, Inc., Class A*^	131,422
794	Precision Castparts Corp.	81,051
8,982	Taser International, Inc.*^	84,431

		310,550

Auto Components (1.4%):
21,184	GKN plc	127,873
5,479	Superior Industries International, Inc.^	113,689

		241,562

Automobiles (1.7%):
799	DaimlerChrysler AG^	68,354
4,658	General Motors Corp.^	88,735
2,359	Honda Motor Co., Ltd., ADR^	67,963
714	Toyota Motor Corp., SP ADR^	72,036

		297,088

Capital Markets (0.8%):
1,334	Credit Suisse Group, SP ADR^	67,874
616	Deutsche Bank AG^	69,639

		137,513

Chemicals (4.6%):
2,959	Koppers Holdings, Inc.^	131,113
2,203	Mosaic Co., Inc.*	226,028
715	Penford Corp.^	15,537
1,301	Potash Corp. of Saskatchewan, Inc.	201,928
5,365	RPM International, Inc.	112,343
3,652	Sensient Technologies Corp.^	107,698

		794,647

Commercial Banks (4.5%):
1,857	Allied Irish Banks plc, SP ADR^	80,185
1,804	Barclays plc, ADR^	65,305
53,000	BOC Hong Kong Holdings, Ltd.	127,459
6,474	Colonial Bancgroup, Inc.^	62,345
2,260	Comerica, Inc.	79,281
961	HSBC Holdings plc, SP ADR^	79,090
3,954	KeyCorp	86,791
1,123	Kookmin Bank, ADR^	62,944
8,631	Royal Bank of Scotland plc, SP ADR^	58,518
2,438	Wachovia Corp.	65,826

		767,744

Commercial Services & Supplies (0.4%):
2,439	GeoEye, Inc.*^	63,390

Communications Equipment (1.5%):
3,769	Nokia Oyj, ADR^	119,967
1,235	Research In Motion, Ltd.*	138,604

		258,571

Computers & Peripherals (1.0%):
818	Apple, Inc.*	117,383
4,603	Novatel Wireless, Inc.*^	44,557

		161,940

Construction & Engineering (0.8%):
3,787	Perini Corp.*^	137,203

Diversified Financial Services (1.6%):
4,152	Citigroup, Inc.	88,936
2,085	ING Groep NV, ADR^	77,916
2,304	JP Morgan Chase & Co.	98,957

		265,809

Diversified Telecommunication Services (3.3%):
3,525	AT&T, Inc.	135,008
22,856	BT Group plc	98,519
3,615	Deutsche Telekom AG, ADR^	59,937
3,581	Nippon Telegraph & Telephone Corp., ADR	77,636
226,000	PCCW, Ltd.	142,686
2,517	Telecom Italia SPA, ADR	52,580

		566,366

Electric Utilities (1.8%):
26,000	Hongkong Electric Holdings, Ltd.	165,669
3,819	Korea Electric Power Corp., ADR^	57,437
3,185	Northeast Utilities	78,160

		301,266

Electronic Equipment & Instruments (0.1%):
764	FLIR Systems, Inc.*^	22,989

Energy Equipment & Services (1.5%):
1,230	Cameron International Corp.*	51,217
168	Core Laboratories NV*^	20,042
3,681	Matrix Service Co.*^	63,240
2,169	National-Oilwell Varco, Inc.*	126,626

		261,125

Food Products (0.9%):
14,573	Tate & Lyle plc	156,136

Health Care Equipment & Supplies (0.8%):
3,031	Abaxis, Inc.*^	70,228
218	Intuitive Surgical, Inc.*	70,709

		140,937

Health Care Providers & Services (0.8%):
7,370	Alliance Imaging, Inc.*^	63,382
5,947	Sun Healthcare Group, Inc.*^	78,144

		141,526

Hotels, Restaurants & Leisure (0.8%):
21,410	Ladbrokes plc	132,217

Household Durables (3.8%):
1,422	Garmin, Ltd.^	76,802
17,548	La-Z-Boy, Inc.^	146,350
3,829	Matsushita Electric Industrial Co., Ltd., ADR	83,128
711	Tempur-Pedic International, Inc.^	7,821

		Fair
Shares		Value
8,713	Tupperware Brands Corp.	$337,019

		651,120

Industrial Conglomerates (1.2%):
35,000	Cheung Kong Infrastructure Holdings, Ltd.^	140,986
1,212	McDermott International, Inc.*	66,442

		207,428

Insurance (0.9%):
4,550	AEGON NV^	66,612
1,656	Lincoln National Corp.	86,112

		152,724

Internet & Catalog Retail (0.2%):
223	Priceline.com, Inc.*^	26,952

Internet Software & Services (0.7%):
6,075	DealerTrack Holdings, Inc.*^	122,836

IT Services (0.6%):
52,216	LogicaCMG plc	109,557

Machinery (0.1%):
313	Dynamic Materials Corp.^	13,522

Metals & Mining (2.2%):
517	AMCOL International Corp.^	16,146
1,107	ArcelorMittal, Class A^	90,553
1,999	BHP Billiton, Ltd., SP ADR^	131,634
1,373	Southern Copper Corp.^	142,558

		380,891

Multi-Utilities (1.9%):
2,426	Black Hills Corp.^	86,802
2,074	DTE Energy Co.^	80,658
5,503	NiSource, Inc.	94,872
4,550	PNM Resources, Inc.^	56,738

		319,070

Oil, Gas & Consumable Fuels (2.9%):
4,702	Arena Resources, Inc.*^	182,014
1,229	EnCana Corp.^	93,097
1,136	ENI SPA, ADR^	77,373
1,628	Petro-Canada^	70,672
2,200	Repsol YPF SA, ADR^	75,702

		498,858

Paper & Forest Products (0.5%):
3,101	MeadWestvaco Corp.	84,409

Pharmaceuticals (0.7%):
5,681	Pfizer, Inc.	118,903

Semiconductors & Semiconductor Equipment (0.5%):
885	Cypress Semiconductor Corp.*	20,895
3,081	NVIDIA Corp.*	60,973
307	Sigma Designs, Inc.*^	6,959

		88,827

Software (0.8%):
4,228	Epiq Systems, Inc.*^	65,618
4,445	Radiant Systems, Inc.*^	62,097

		127,715

Specialty Retail (0.8%):
4,809	Home Depot, Inc.	134,508

Textiles, Apparel & Luxury Goods (0.8%):
141	Deckers Outdoor Corp.*^	15,203

41,000	Yue Yuen Industrial Holdings, Ltd.	128,444

		143,647

Thrifts & Mortgage Finance (1.5%):
5,558	New York Community Bancorp, Inc.^	101,267
5,992	People’s United Financial, Inc.	103,721
5,583	Washington Mutual, Inc.^	57,505

		262,493

Tobacco (0.7%):
1,891	Universal Corp.^	123,917

Wireless Telecommunication Services (1.3%):
3,690	China Unicom, Ltd., ADR^	78,486
4,965	NTT DoCoMo, Inc., ADR^	75,716
2,145	Vodafone Group plc, ADR	63,299

		217,501

Total Common Stocks (Cost $9,632,022)		8,943,457

Corporate Bonds (5.2%):
Air Freight & Logistics (0.1%):
25,000	First Data Corp., 9.88%, 9/24/15 ^(a)+	20,563

Commercial Banks (1.8%):
100,000	Barclays Bank plc, 6.05%, 12/4/17 (a)+	97,537
100,000	Citigroup, Inc., 6.13%, 11/21/17+	99,852
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	102,213
10,000	Wells Fargo Co., 5.25%, 10/23/12+	10,371

		309,973

Diversified Consumer Services (0.1%):
10,000	General Electric Capital Corp., 5.25%, 10/19/12+	10,391

Diversified Financial Services (0.7%):
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	99,852

Shares or
Principal		Fair
Amount		Value
$25,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37+	$23,258

		123,110

Electronic Equipment & Instruments (0.6%):
100,000	General Electric Co., 5.25%, 12/6/17+	99,862

Energy Equipment & Services (0.8%):
150,000	Gazprom Capital, 6.21%, 11/22/16+	139,196

Media (1.1%):
200,000	Time Warner Cable, Inc., 5.40%, 7/2/12+	196,507

Total Corporate Bonds (Cost $921,977)		899,602

U.S. Government Agency Mortgages (42.5%):
Federal Home Loan Bank (4.1%)
700,000	2.15%, 04/23/08 (b)+	699,052
Federal Home Loan Mortgage Corporation (12.0%)
700,000	2.75%, 5/5/08 (b)+	698,367
200,000	2.72%, 5/12/08 (b)+	199,495
500,000	2.77%, 5/27/08 (b)+	498,560
650,000	5.25%, 1/12/09+	664,952

		2,061,374

Federal National Mortgage Association (23.4%)
200,000	2.89%, 4/16/08 (b)+	199,778
100,000	2.79%, 4/23/08 (b)+	99,833
400,000	2.78%, 4/30/08 (b)+	399,208
800,000	2.73%, 5/7/08 (b)+	798,342
100,000	2.76%, 5/14/08 (b)+	99,757
200,000	2.43%, 5/21/08 (b)+	199,588
492,524	5.00%, 3/1/37+	487,864
200,000	5.50%, 4/15/37, TBA	201,875
1,000,000	6.00%, 4/15/37, TBA	1,024,375
298,182	5.50%, 7/1/37+	301,285
193,336	5.50%, 12/1/37+	195,348

		4,007,253

Government National Mortgage Association (3.0%)
500,000	6.00%, 04/15/37, TBA	515,937

Total U.S. Government Agency Mortgages (Cost $7,248,724)		7,283,616

U.S. Treasury Obligations (6.8%):
Cash Management Bill (1.8%)
300,000	1.36%, 04/21/08 (b)+	299,762

U.S. Treasury Bills (4.6%)
300,000	1.08%, 5/29/08^ (b)+	299,333
400,000	1.09%, 7/17/08 (b)+	398,359
100,000	1.26%, 9/4/08 (b)+	99,367

		797,059

U.S. Treasury Notes (0.4%)
$50,000	6.88%, 08/15/25 ^+	65,938

Total U.S. Treasury Obligations (Cost $1,160,422)		1,162,759

Deposit Account (2.4%):
405,888	NTRS London Deposit Account	405,888

Total Deposit Account (Cost $405,888)		405,888

Collateral For Securities On Loan (24.7%):
4,224,469	Northern Trust Liquid Institutional Asset Portfolio	4,224,469

Total Collateral For Securities On Loan (Cost $4,224,469)		4,224,469

Purchased Call Options (0.6%):
310	1-Year Interest Rate SWAP, Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25, Exp. 07/07/09(c)	72,722
250	1-Year Interest Rate SWAP, Receive 6-Month EUR-LIBOR Floating Rate Index, Strike @ 4.18, Exp. 04/21/09(c)	28,844
3	10 Year U.S. Treasury Note Future, Call @ 137 Exp. 05/23/08	47

Total Purchased Call Options (Cost $49,284)		101,613

Put Options Purchased (0.0%):
1	Euro-Bond on June Future, Put @ 107, Exp. June 2008	16
50	Federal National Mortgage Association 6.00%, Put @ 91, Exp. 5/24/08 (c)	1
50	Government National Mortgage Association 6.0%, Put @ 89, Exp. 6/12/08 (c)	572
9	10 Year U.S. Treasury Note Future, Put @ 90, Exp. 5/23/08	141

Total Put Options Purchased (Cost $218)		730

Total Investment Securities (Cost $23,643,004)(d)—134.4%		23,022,134
Net other assets (liabilities) — (34.4)%		(5,896,948)

NET ASSETS — 100.0%		$17,125,186

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

+	Investment security segregated as collateral.

ADR	American Depository Receipt

LIBOR	Represents the London InterBank Offered Rate

TBA	To be announced. Represents 10.2% of the Fund’s net assets.

PLC	Public Limited Co.

SPA	Standby Purchase Agreement

(a)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	The rate presented represents the effective yield at March 31, 2008.

(c)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed theses securities to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2008 these securities represent 0.6% of the net assets of the Fund.

(d)	Cost for federal income tax purposes is $23,648,704. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$444,862
Unrealized depreciation	(1,071,432)

Net unrealized depreciation	$(626,570)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	73.00%
United Kingdom	7.30%
Hong Kong	3.80%
Germany	3.50%
Canada	2.40%
European Community	1.80%
Japan	1.80%
Netherlands	1.50%
Luxembourg	0.70%
Australia	0.60%
Italy	0.60%
Korea	0.60%
Finland	0.60%
Ireland	0.40%
Cayman Islands	0.40%
Spain	0.40%
Switzerland	0.30%
Panama	0.30%

100.00%

Futures Contracts

			Number of	Unrealized Appreciation/
Description	Type	Expiration Date	Contracts	(Depreciation)

90-Day British	Long	9/18/2008	2	$(11,096)
Sterling Pound September Futures 90-Day British	Long	12/18/2008	1	(3,215)
Sterling Pound December Futures 90-Day Eurodollar	Long	6/10/2008	2	13,229
June Futures 90-Day Eurodollar	Long	9/15/2009	1	3,550
September Futures Euro BOBL June	Long	6/11/2008	1	4,508
Futures U.S. Treasury	Long	6/19/2008	4	4,359
10-Year Note March Futures 90-Day Eurodollar	Long	6/15/2009	1	4,875
June Futures 90-Day Eurodollar	Short	9/15/2008	(2)	(2,475)
September Futures 90-Day Eurodollar	Long	9/14/2009	5	23,825
September Futures U.S. Treasury	Short	6/30/2008	(3)	(5,125)
5-Year Note June Futures US Long Bond June Futures	Short	6/19/2008	(5)	(8,672)

Total				$23,763

Interest Rate Swaps

		Pay/Receive				Unrealized
	Floating	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Rate	Rate	Date	Amount	(Depreciation)

Morgan Stanley Capital Services Inc.	Mexico Interbank	Receive	8.17%	11/4/2016	$200,000	$629
Morgan Stanley Capital Services Inc.	3-Month U.S. Dollar LIBOR	Pay	5.00%	12/17/2009	2,200,000	41,540
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Pay	10.15%	1/2/2012	100,000	(3,673)
Merrill Lynch Capital Services, Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/2012	200,000	(2,060)
HSBC Bank USA	South African Interbank	Pay	9.99%	11/9/2010	300,000	(775)
Citibank	South Africa Interbank	Pay	9.99%	11/9/2010	100,000	(268)
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00%	9/19/2017	100,000	7,420
Morgan Stanley Capital Services Inc.	3-Month U.S. Dollar LIBOR	Pay	5.00%	6/8/2018	686,000	45,613
Royal Bank of Scotland	3-Month USD LIBOR	Pay	5.00%	6/18/2018	100,000	5,774
Citibank	3-Month U.S. Dollar LIBOR	Pay	5.00%	6/18/2018	600,000	17,443
Morgan Stanley Capital Services Inc.	6-Month GBP LIBOR	Pay	6.00%	9/18/2009	100,000	7,937
Barclays Bank PLC	3-Month U.S. Dollar LIBOR	Pay	4.00%	6/18/2013	200,000	2,502
Merrill Lynch	3-Month U.S. Dollar LIBOR	Pay	4.00%	6/18/2013	100,000	1,276
Royal Bank of Scotland	3-Month U.S. Dollar LIBOR	Pay	4.00%	6/18/2023	100,000	(3,406)
UBS AG	6-Month AUD Bank Bill Index	Pay	7.50%	3/15/2011	200,000	458

		Pay/Receive				Unrealized
	Floating	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Rate	Rate	Date	Amount	(Depreciation)

Bank of America	3-Month USD LIBOR	Receive	4.00%	6/18/2010	200,000	(2,052)
Royal Bank of Scotland PLC	3-Month USD Libor	Pay	4.00%	6/18/2013	100,000	156
Morgan Stanley Capital Services Inc.	3-Month USD Libor	Pay	4.00%	6/18/2013	100,000	176
Morgan Stanley Capital Services Inc.	3-Month USD Libor	Receive	4.00%	6/18/2010	200,000	(2,108)
Bank of America	3-Month USD LIBOR	Pay	5.00%	6/18/2018	100,000	1,979

						$118,561

Credit Default Swaps

			Pay/Receive			Unrealized
		Buy/Sell	Fixed	Expiration	Notional	Appreciation/
Counterparty	Refernce Equity	Protection	Rate	Date	Amount	(Depreciation)

Royal Bank of Scotland	HY-9 Future	Sell	3.75	12/20/2012	$99,000	$(999)

Deutsch Bank	CDX IG9 Future	Sell	1.29	12/20/2012	200,000	4,478
Merrill Lynch International	CDX Hy-9 Future	Sell	3.75	12/20/2012	990,000	(44,241)
Bank of America	HY-8 Future	Sell	2.75	6/20/2012	342,540	(28,112)
Lehman Brothers	Federal Republic of Brazil	Sell	1.06	5/20/2017	200,000	(15,013)
Lehman Brothers	Pemex Project Funding	Sell	0.58	5/20/2017	200,000	(15,247)
Barclays Bank	CDX EM9 future	Sell	2.65	6/20/2013	500,000	(2,659)

Lehman Brothers	CDX EM9 future	Sell	2.65	6/20/2013	300,000	(2,786)
Credit Suisse	Market ABX.HE.AA 07-01	Sell	0.15	8/25/2037	100,000	(8,509)
Goldman Sachs	CDX IG9 Future	Sell	0.6	12/20/2012	300,000	(4,121)

						$(117,209)

As of March 31, 2008, the Fund’s open foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
Short	Date	Amount	Fair Value	(Depreciation)

Delivered 17,555 Brazilian Real in exchange for U.S. Dollars	7/2/2008	$(10,000)	$(9,828)	$172
Delivered 17,775 Brazilian Real in exchange for U.S. Dollars	12/02/2008	(10,000)	(9,596)	404
Delivered 35,000 Euro Dollar Rand in exchange for U.S. Dollars	4/28/2008	(54,550)	(55,198)	(648)
Delivered 25,000 British Sterling Pound in exchange for U.S. Dollars	4/17/2008	(49,425)	(49,549)	(124)
Delivered 3,814,031 Japanese Yen in exchange for U.S. Dollars	5/12/2008	(38,897)	(38,371)	526
Delivered 44,611 Mexican Peso in exchange for U.S. Dollars	7/10/2008	(4,000)	(4,140)	(140)
Delivered 24,571 Polish Zloty in exchange for U.S. Dollars	7/10/2008	(10,096)	(10,946)	(850)
Delivered 52,445 New Romanian Leu in exchange for U.S. Dollars	1/28/2009	(19,391)	(20,891)	(1,500)
Delivered 284,193 South African Rand in exchange for U.S. Dollars	7/10/2008	(37,812)	(34,223)	3,589

Total				$1,429

				Unrealized
	Delivery	Contract		Appreciation/
Long	Date	Amount	Fair Value	(Depreciation)

Received 41,592 Brazilian Real in exchange for U.S. Dollars	7/02/2008	$20,621	$23,286	$2,665
Received 284,660 Chinese Renminbi in exchange for U.S. Dollars	2/11/09	43,000	44,550	1,550
Received 91,320,000 Indonesian Ripiah in exchange for U.S. Dollars	5/27/2008	10,000	9,871	(129)
Received 64,365,000 Indonesian Ripiah in exchange for U.S. Dollars	5/27/2008	7,000	6,957	(43)
Received 45,975,000 Indonesian Ripiah in exchange for U.S. Dollars	5/27/2008	5,000	4,969	(31)
Received 3,833,000 Japanese Yen in exchange for U.S. Dollars	5/12/2008	37,701	38,562	861
Received 48,190 Mexican Peso in exchange for U.S. Dollars	7/10/2008	4,167	4,346	179
Received 115,942 Malaysian Ringgit in exchange for U.S. Dollars	8/4/2008	36,000	36,197	197

				Unrealized
	Delivery	Contract		Appreciation/
Long	Date	Amount	Fair Value	(Depreciation)

Received 1,461,070 Philippine Peso in exchange for U.S. Dollars	8/22/2008	36,000	34,566	(1,434)
Received 27,179 Polish Zloty in exchange for U.S. Dollars	7/10/2008	9,890	12,107	2,217
Received 84,271 Singapore Dollars in exchange for U.S. Dollars	8/28/2008	60,000	61,552	1,552
Received 261,105 South African Rand in exchange for U.S. Dollars	12/10/2008	32,283	30,252	(2,031)

Total				$5,553

Options on Futures

	Exercise	Expiration	Number of
Security Description	Price	Date	Contracts	Premium	Fair Value

Call — CBOT US Treasury Note June Future	119	5/27/2008	(2)	$(2,026)	$(3,219)
Put- CBOT US Treasury Note June Future	114	5/24/2008	(2)	(1,776)	(438)

Totals				$(3,802)	$(3,657)

Written Swap Options

		Pay/Receive
		Floating	Exercise	Expiration	Number of
Description	Counterparty	Index	Rate	Date	Contracts	Premium	Value

Call — OTC 7-Year Interest Rate Swap	Deutsche Bank AG	Euro Index	4.44	4/20/2009	(80)	$(16,980)	$(27,389)
Call — OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec---3-month USD-LIBOR	4.9	7/8/2016	(100)	(28,200)	(58,031)

Totals						$(45,180)	$(85,420)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.2%):
Aerospace & Defense (3.4%):
80,398	Taser International, Inc.*^	$755,741
7,110	Precision Castparts Corp.	725,789
4,296	Cubic Corp.^	122,135
70,533	DynCorp International, Inc., Class A*^	1,176,491

		2,780,156

Auto Components (2.7%):
49,049	Superior Industries International, Inc.^	1,017,767
189,624	GKN plc	1,144,622

		2,162,389

Automobiles (3.3%):
21,116	Honda Motor Co., Ltd., ADR^	608,352
6,391	Toyota Motor Corp., SP ADR^	644,788
7,149	DaimlerChrysler AG^	611,597
41,698	General Motors Corp.^	794,347

		2,659,084

Capital Markets (1.5%):
5,518	Deutsche Bank AG^	623,810
11,945	Credit Suisse Group, SP ADR^	607,761

		1,231,571

Chemicals (8.7%):
26,492	Koppers Holdings, Inc.	1,173,861
19,724	Mosaic Co., Inc.*	2,023,682
6,397	Penford Corp.	139,007
11,650	Potash Corp. of Saskatchewan, Inc.	1,808,196
48,028	RPM International, Inc.	1,005,706
32,693	Sensient Technologies Corp.^	964,117

		7,114,569

Commercial Banks (8.4%):
8,603	HSBC Holdings plc, SP ADR^	708,027
10,055	Kookmin Bank, ADR^	563,583
472,000	BOC Hong Kong Holdings, Ltd.	1,135,109
16,148	Barclays plc, ADR^	584,558
20,230	Comerica, Inc.	709,668
35,393	KeyCorp	776,876
21,819	Wachovia Corp.	589,113
77,257	Royal Bank of Scotland plc, SP ADR^	523,802
16,626	Allied Irish Banks plc, SP ADR^	717,911
57,956	Colonial Bancgroup, Inc.^	558,116

		6,866,763

Commercial Services & Supplies (0.7%):
21,830	GeoEye, Inc.*^	567,362

		567,362

Communications Equipment (2.8%):
11,059	Research In Motion, Ltd.*	1,241,152
33,735	Nokia Oyj, ADR^	1,073,785

		2,314,937

Computers & Peripherals (1.8%):
41,201	Novatel Wireless, Inc.*^	398,826
7,326	Apple, Inc.*	1,051,281

		1,450,107

Construction & Engineering (1.5%):
33,895	Perini Corp.*	1,228,016

		1,228,016

Diversified Financial Services (2.9%):
20,620	JP Morgan Chase & Co.	885,629
37,165	Citigroup, Inc.	796,074
18,664	ING Groep NV, ADR^	697,474

		2,379,177

Diversified Telecommunication Services (6.2%):
31,556	AT&T, Inc.	1,208,594
204,595	BT Group plc	881,888
32,059	Nippon Telegraph & Telephone Corp., ADR	695,039
2,022,000	PCCW, Ltd.	1,276,602
32,362	Deutsche Telekom AG, ADR^	536,562
22,529	Telecom Italia SPA, ADR^	470,631

		5,069,316

Electric Utilities (3.3%):
28,509	Northeast Utilities	699,611
231,000	Hongkong Electric Holdings, Ltd.	1,471,904
34,190	Korea Electric Power Corp., ADR^	514,218

		2,685,733

Electronic Equipment & Instruments (0.3%):
6,843	FLIR Systems, Inc.*	205,906

		205,906

Energy Equipment & Services (2.9%):
32,951	Matrix Service Co.*^	566,098
11,014	Cameron International Corp.*	458,623
19,414	National-Oilwell Varco, Inc.*	1,133,389
1,500	Core Laboratories NV*	178,950

		2,337,060

Food Products (1.7%):
130,447	Tate & Lyle plc	1,397,615

		1,397,615

Health Care Equipment & Supplies (1.5%):
1,950	Intuitive Surgical, Inc.*	632,482
27,133	Abaxis, Inc.*^	628,672

		1,261,154

Health Care Providers & Services (1.6%):
53,235	Sun Healthcare Group, Inc.*	699,508
65,973	Alliance Imaging, Inc.*^	567,368

		1,266,876

Hotels, Restaurants & Leisure (1.4%):
191,650	Ladbrokes plc	1,183,535

		1,183,535

Household Durables (7.1%):
157,077	La-Z-Boy, Inc.^	1,310,022
77,994	Tupperware Brands Corp.^	3,016,808
12,727	Garmin, Ltd.^	687,385
34,271	Matsushita Electric Industrial Co., Ltd., ADR	744,024

		Fair
Shares		Value
6,363	Tempur-Pedic International, Inc.^	$69,993

		5,828,232

Industrial Conglomerates (2.3%):
10,850	McDermott International, Inc.*	594,797
313,000	Cheung Kong Infrastructure Holdings, Ltd.^	1,260,821

		1,855,618

Insurance (1.7%):
40,727	AEGON NV	596,243
14,825	Lincoln National Corp.	770,900

		1,367,143

Internet & Catalog Retail (0.3%):
1,992	Priceline.com, Inc.*^	240,753

		240,753

Internet Software & Services (1.3%):
54,378	DealerTrack Holdings, Inc.*^	1,099,523

		1,099,523

IT Services (1.2%):
467,411	LogicaCMG plc	980,696

		980,696

Machinery (0.1%):
2,799	Dynamic Materials Corp.^	120,917

		120,917

Metals & Mining (4.2%):
12,294	Southern Copper Corp.^	1,276,486
4,629	AMCOL International Corp.^	144,564
9,908	ArcelorMittal, Class A^	810,474
17,894	BHP Billiton, Ltd., SP ADR^	1,178,320

		3,409,844

Multi-Utilities (3.5%):
49,264	NiSource, Inc.^	849,311
40,727	PNM Resources, Inc.^	507,866
21,719	Black Hills Corp.^	777,106
18,565	DTE Energy Co.^	721,993

		2,856,276

Oil, Gas & Consumable Fuels (5.5%):
14,570	Petro-Canada^	632,484
10,173	ENI SPA, ADR	692,883
11,005	EnCana Corp.	833,629
19,689	Repsol YPF SA, ADR^	677,498
42,086	Arena Resources, Inc.*^	1,629,149

		4,465,643

Paper & Forest Products (0.9%):
27,762	MeadWestvaco Corp.	755,682

		755,682

Pharmaceuticals (1.3%):
50,850	Pfizer, Inc.	1,064,290

		1,064,290

Semiconductors & Semiconductor Equipment (1.0%):
2,751	Sigma Designs, Inc.*^	62,365
7,921	Cypress Semiconductor Corp.*	187,015
27,577	NVIDIA Corp.*	545,749

		795,129

Software (1.4%):
39,789	Radiant Systems, Inc.*^	555,852
37,848	Epiq Systems, Inc.*^	587,401

		1,143,253

Specialty Retail (1.5%):
43,044	Home Depot, Inc.	1,203,941

		1,203,941

Textiles, Apparel & Luxury Goods (1.6%):
370,000	Yue Yuen Industrial Holdings, Ltd.	1,159,130
1,263	Deckers Outdoor Corp.*^	136,177

		1,295,307

Thrifts & Mortgage Finance (2.9%):
49,754	New York Community Bancorp, Inc.^	906,518
53,638	People’s United Financial, Inc.	928,474
49,975	Washington Mutual, Inc.^	514,742

		2,349,734

Tobacco (1.4%):
16,928	Universal Corp.^	1,109,292

		1,109,292

Wireless Telecommunication Services (2.4%):
19,201	Vodafone Group plc, ADR	566,621
44,447	NTT DoCoMo, Inc., ADR^	677,817
33,030	China Unicom, Ltd., ADR^	702,548

		1,946,986

Total Common Stocks (Cost $88,762,018)		80,049,585

Collateral For Securities On Loan (35.2%):
28,668,293	Northern Trust Liquid Institutional Asset Portfolio	28,668,293

Total Collateral For Securities On Loan (Cost $28,668,293)		28,668,293

Deposit Account (2.1%):
1,698,089	NTRS London Deposit Account	1,698,089

Total Deposit Account (Cost $1,698,089)		1,698,089

Total Investment Securities (Cost $119,128,400)(a)—135.5%		110,415,967

Net other assets (liabilities) — (35.5)%		(28,913,202)

NET ASSETS — 100.0%		$81,502,765

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of March 31, 2008.

ADR	American Depository Receipt

PLC	Public Limited Co.

SPA	Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $120,567,856. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,820,982
Unrealized depreciation	(13,972,871)

Net unrealized depreciation	$(10,151,889)

     As of March 31, 2008 the Fund’s foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
Long	Date	Amount	Fair Value	(Depreciation)
Received 20,982 British Pounds in exchange for U.S. Dollars	4/2/08	$41,937	$41,637	$(300)
Received 368,481 Hong Kong Dollars in exchange for U.S. Dollars	4/1/08	$47,353	$47,348	$(5)
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	57.7%
United Kingdom	9.2%
Hong Kong	8.6%
Canada	5.5%
Japan	4.1%
Netherlands	3.4%
Germany	2.2%
Australia	1.4%
Italy	1.4%
Korea	1.3%
Finland	1.3%
Ireland	0.9%
Cayman Islands	0.8%
Spain	0.8%
Switzerland	0.7%
Panama	0.7%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (81.3%):
Aerospace & Defense (2.8%):
2,217	Cubic Corp.^	$63,029
36,409	DynCorp International, Inc., Class A*	607,302
3,670	Precision Castparts Corp.	374,634
41,501	Taser International, Inc.*^	390,109

		1,435,074

Auto Components (2.2%):
101,400	GKN plc	612,078
25,318	Superior Industries International, Inc.^	525,348

		1,137,426

Automobiles (2.7%):
3,690	DaimlerChrysler AG^	315,680
21,525	General Motors Corp.^	410,051
10,899	Honda Motor Co., Ltd., ADR^	314,000
3,299	Toyota Motor Corp., SP ADR^	332,836

		1,372,567

Capital Markets (1.2%):
6,165	Credit Suisse Group, SP ADR^	313,675
2,848	Deutsche Bank AG^	321,967

		635,642

Chemicals (7.2%):
13,675	Koppers Holdings, Inc.^	605,939
10,181	Mosaic Co., Inc.*	1,044,571
3,302	Penford Corp.	71,752
6,014	Potash Corp. of Saskatchewan, Inc.	933,433
24,792	RPM International, Inc.	519,145
16,876	Sensient Technologies Corp.^	497,673

		3,672,513

Commercial Banks (7.0%):
8,582	Allied Irish Banks plc, SP ADR^	370,571
8,335	Barclays plc, ADR^	301,727
253,000	BOC Hong Kong Holdings, Ltd.	608,437
29,916	Colonial Bancgroup, Inc.^	288,091
10,443	Comerica, Inc.	366,340
4,441	HSBC Holdings plc, SP ADR^	365,494
18,270	KeyCorp	401,027
5,190	Kookmin Bank, ADR^	290,900
39,880	Royal Bank of Scotland plc, SP ADR^	270,386
11,263	Wachovia Corp.	304,101

		3,567,074

Commercial Services & Supplies (0.6%):
11,268	GeoEye, Inc.*^	292,855

Communications Equipment (2.3%):
17,413	Nokia Oyj^	554,256
5,709	Research In Motion, Ltd.*	640,721

		1,194,977

Computers & Peripherals (1.5%):
3,781	Apple, Inc.*	542,574
21,268	Novatel Wireless, Inc.*^	205,874

		748,448

Construction & Engineering (1.2%):
17,496	Perini Corp.*^	633,880

Diversified Financial Services (2.4%):
19,185	Citigroup, Inc.	410,943
9,634	ING Groep NV, ADR^	360,022
10,644	JP Morgan Chase & Co.	457,160

		1,228,125

Diversified Telecommunication Services (5.2%):
16,289	AT&T, Inc.	623,869
109,405	BT Group plc	471,580
16,705	Deutsche Telekom AG, ADR^	276,969
16,548	Nippon Telegraph & Telephone Corp., ADR	358,760
1,081,000	PCCW, Ltd.	682,496
11,629	Telecom Italia SPA, ADR^	242,930

		2,656,604

Electric Utilities (2.8%):
124,000	Hongkong Electric Holdings, Ltd.	790,113
17,649	Korea Electric Power Corp., ADR^	265,441
14,716	Northeast Utilities	361,131

		1,416,685

Electronic Equipment & Instruments (0.2%):
3,532	FLIR Systems, Inc.*^	106,278

Energy Equipment & Services (2.4%):
5,686	Cameron International Corp.*	236,765
774	Core Laboratories NV*^	92,338
17,009	Matrix Service Co.*^	292,215
10,022	National-Oilwell Varco, Inc.*	585,084

		1,206,402

Food Products (1.5%):
69,755	Tate & Lyle plc	747,359

Health Care Equipment & Supplies (1.3%):
14,006	Abaxis, Inc.*^	324,519
1,007	Intuitive Surgical, Inc.*	326,621

		651,140

Health Care Providers & Services (1.3%):
34,054	Alliance Imaging, Inc.*^	292,865
27,480	Sun Healthcare Group, Inc.*	361,087

		653,952

Hotels, Restaurants & Leisure (1.2%):
102,483	Ladbrokes plc	632,884

Household Durables (5.9%):
6,570	Garmin, Ltd.^	354,846
81,081	La-Z-Boy, Inc.^	676,215
17,690	Matsushita Electric Industrial Co., Ltd., ADR	384,050
3,285	Tempur-Pedic International, Inc.^	36,135

		Fair
Shares		Value
40,259	Tupperware Brands Corp.	$1,557,218

		3,008,464

Industrial Conglomerates (1.9%):
167,000	Cheung Kong Infrastructure Holdings, Ltd.^	672,707
5,601	McDermott International, Inc.*	307,047

		979,754

Insurance (1.4%):
21,023	AEGON NV^	307,777
7,653	Lincoln National Corp.	397,956

		705,733

Internet & Catalog Retail (0.2%):
1,028	Priceline.com, Inc.*^	124,244

Internet Software & Services (1.1%):
28,069	DealerTrack Holdings, Inc.*^	567,555

IT Services (1.0%):
249,943	LogicaCMG plc	524,417

Machinery (0.1%):
1,444	Dynamic Materials Corp.	62,381

Metals & Mining (3.4%):
2,389	AMCOL International Corp.^	74,608
5,114	ArcelorMittal, Class A^	418,325
9,236	BHP Billiton, Ltd., SP ADR^	608,191
6,346	Southern Copper Corp.^	658,905

		1,760,029

Multi-Utilities (2.9%):
11,211	Black Hills Corp.^	401,129
9,584	DTE Energy Co.^	372,722
25,429	NiSource, Inc.	438,396
21,023	PNM Resources, Inc.^	262,157

		1,474,404

Oil, Gas & Consumable Fuels (4.5%):
21,724	Arena Resources, Inc.*^	840,936
5,681	EnCana Corp.^	430,336
5,251	ENI SPA, ADR	357,645
7,521	Petro-Canada^	326,487
10,164	Repsol YPF SA, ADR^	349,743

		2,305,147

Paper & Forest Products (0.8%):
14,331	MeadWestvaco Corp.	390,090

Pharmaceuticals (1.1%):
26,249	Pfizer, Inc.	549,392

Semiconductors & Semiconductor Equipment (0.8%):
4,089	Cypress Semiconductor Corp.*	96,541
14,234	NVIDIA Corp.*	281,691
1,420	Sigma Designs, Inc.*^	32,192

		410,424

Software (1.2%):
19,537	Epiq Systems, Inc.*^	303,214
20,539	Radiant Systems, Inc.*^	286,930

		590,144

Specialty Retail (1.2%):
22,219	Home Depot, Inc.	621,465

Textiles, Apparel & Luxury Goods (1.3%):
653	Deckers Outdoor Corp.*^	70,407

Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
197,000	Yue Yuen Industrial Holdings, Ltd.	$617,158

		687,565

Thrifts & Mortgage Finance (2.4%):
25,682	New York Community Bancorp, Inc.^	467,926
27,688	People’s United Financial, Inc.	479,279
25,797	Washington Mutual, Inc.^	265,709

		1,212,914

Tobacco (1.1%):
8,738	Universal Corp.^	572,601

Wireless Telecommunication Services (2.0%):
17,049	China Unicom, Ltd., ADR^	362,632
22,944	NTT DoCoMo, Inc., ADR^	349,896
9,912	Vodafone Group plc, ADR	292,503

		1,005,031

Total Common Stocks (Cost $44,956,041)		41,541,639

U.S. Government Agency Mortgages (10.8%):
Federal Home Loan Bank (1.4%)
$700,000	2.12%, 04/23/08 (a)+	699,052

Federal Home Loan Mortgage Corporation (3.2%)
900,000	2.74%, 5/5/08 (a)+	897,999
200,000	2.27%, 5/27/08 (a)+	199,424
500,000	5.25%, 1/12/09+	511,501

		1,608,924

Federal National Mortgage Association (6.2%)
492,524	5.00%, 3/1/37+	487,864
1,000,000	5.50%, 4/15/37, TBA	1,009,375
500,000	6.00%, 4/15/37, TBA	512,187
194,207	5.50%, 5/1/37+	196,229
484,514	5.50%, 10/1/37+	489,557
483,340	5.50%, 12/1/37+	488,371

		3,183,583

Total U.S. Government Agency Mortgages (Cost $5,435,046)		5,491,559

U.S. Treasury Obligations (1.9%):
Cash Management Bill (0.2%)
100,000	1.36%, 04/21/08 (a)+	99,921

U.S. Treasury Bills (1.2%)
200,000	0.25%, 6/5/08 (a)+	199,540
100,000	1.15%, 7/10/08 (a)+	99,630
200,000	1.09%, 7/17/08 (a)+	199,180
100,000	1.26%, 9/4/08 (a)+	99,367

		597,717

U.S. Treasury Notes (0.5%)
50,000	8.13%, 8/15/21^+	71,019
50,000	2.00%, 1/15/26	54,820
150,000	5.25%, 11/15/28^+	168,809

Principal		Fair
Amount		Value

		$294,648

Total U.S. Treasury Obligations (Cost $989,315)		992,286

Corporate Bonds (2.7%):
Air Freight & Logistics (0.1%):
$35,000	First Data Corp. 9.88%, 9/24/15 ^(b)+	$28,787

Commercial Banks (0.4%):
100,000	Citigroup, Inc., 6.13%, 11/21/17+	99,852
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	102,213
20,000	Wells Fargo Co., 5.25%, 10/23/12+	20,742

		222,807

Diversified Consumer Services (0.5%):
100,000	American International Group, 5.85%, 1/16/18, MTN+	98,134
25,000	Bear Stearns Co., Inc., 6.40%, 10/2/17+	24,685
20,000	General Electric Capital Corp., 5.25%, 10/19/12+	20,782
100,000	National Rural Utilities, 4.75%, 3/1/14 ^+	100,047
25,000	Petrobras International Finance, Inc., 5.88%, 3/1/18+	24,064

		267,712

Diversified Financial Services (0.3%):
25,000	General Electric Capital Corp., 5.88%, 1/14/38+	24,097
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18 ^+	99,025
25,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37+	23,258

		146,380

Diversified Telecommunication Services (0.2%):
100,000	AT&T, Inc., 6.30%, 1/15/38+	96,692

Electric Utilities (0.2%):
100,000	Southern Cal Edison, 5.00%, 1/15/14 ^+	101,497

Electronic Equipment & Instruments (0.2%):
100,000	General Electric Co., 5.25%, 12/6/17+	99,862

Media (0.6%):
200,000	Rogers Communications, 6.75%, 3/15/15+	199,225
100,000	Time Warner Cable, Inc., 5.40%, 7/2/12+	98,253

		297,478

Pharmaceuticals (0.2%):
100,000	Amgen, Inc., 5.85%, 6/1/17+	99,921

Total Corporate Bonds (Cost $1,368,728)		1,361,136

Commercial Paper (3.1%):
Commercial Banks (0.8%):
100,000	Bank of America Corp., 3.00%, 4/28/08 (a)+	99,759
$100,000	Bank of Scotland plc, 2.77%, 6/9/08 (a)+	$99,468
100,000	Barclays U.S. Funding Corp, 3.12%, 5/5/08 (a)	99,709
100,000	Societe Generale, 2.79%, 6/16/08 (a)+	99,420

		398,356

Diversified Financial Services (2.3%):
100,000	Abbey National plc, 2.88%, 4/8/08 (a)+	99,936
100,000	ABN AMRO NA Finance, Inc., 4.40%, 4/7/08 (a)+	99,941
100,000	Calyon NA, 2.85%, 4/4/08 (a)+	99,968
100,000	Calyon NA, 3.02%, 4/25/08 (a)+	99,791
100,000	HSBC USA, Inc., 2.93%, 5/30/08 (a)+	99,530
100,000	ING U.S. Funding, 3.17%, 4/18/08 (a)	99,843
100,000	Lloyds TSB Bank plc, 2.96%, 4/8/08 (a)+	99,934
100,000	Nordea North America, Inc., 2.99%, 4/4/08 (a)+	99,967
100,000	SanPaolo IMI SPA, 2.79%, 6/13/08 (a)+	99,437
100,000	SanPaolo IMI U.S. Financial Co., 3.20%, 4/11/08 (a)+	99,904
100,000	Santander Central Hispano International, Ltd., 3.09%, 5/1/08 (a)+	99,731

Shares or
Principal		Fair
Amount		Value
100,000	UBS Financial Delaware LLC, 2.75%, 4/18/08 (a)+	$99,862

		1,197,844

Total Commercial Paper (Cost $1,596,277)		1,596,200

Municipal Bonds (0.2%):
California (0.2%):
100,000	Los Angeles Department of Water & Power Revenue, Ser A-1+	99,232

Total Municipal Bonds (Cost $103,592)		99,232

Collateral For Securities On Loan (31.8%):
$16,236,766	Northern Trust Liquid Institutional Asset Portfolio	16,236,766

Total Collateral For Securities On Loan (Cost $16,236,766)		16,236,766

Deposit Account (2.0%):
1,008,509	NTRS London Deposit Account	1,008,509

Total Deposit Account (Cost $1,008,509)		1,008,509

Purchased Call Options (0.2%):
380	1-Year Interest Rate SWAP, Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25, Exp. 07/07/09	89,144
140	1-Year Interest Rate SWAP, Receive 6-Month EUR-LIBOR Floating Rate Index, Strike @ 4.18, Exp. 04/21/09	16,152
6	10 Year U.S. Treasury Note Future, Call @ 137 Exp. 5/23/2008	94
11	2-Year U.S. Treasury Note Future, Call @ 116, Exp. 5/23/2008	172

Total Purchased Call Options (Cost $49,948)		105,562

Put Options Purchased (0.0%):
100	Federal National Mortgage Association, 5.50%, Put @ 86, Exp. 5/7/08, (c)	0
50	Federal National Mortgage Association, 6.00%, Put @ 91, Exp. 5/24/08, (c)	1
12	10-Year U.S. Treasury Note Future, Put @ 90, Exp. 5/23/2008	187

Total Put Options Purchased (Cost $290)		188

Total Investment Securities (Cost $71,744,512)(d)—134.0%		68,433,077

Net other assets (liabilities) — (34.0)%		(17,354,992)

NET ASSETS — 100.0%		$51,078,085

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

+	Investment security segregated as collateral.

ADR	American Depository Receipt

LIBOR	Represents the London InterBank Offered Rate

LLC	Limited Liability Co.

PLC	Public Liability Co.

SER	Series

SPA	Standby Purchase Agreement

TBA	To be announced. Represents 3.0% of the Fund’s net assets.

(a)	The rate presented represents the effective yield at March 31, 2008.

(b)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based upon procedures by the Board of Trustees.

(c)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be illiquid based upon procedures established by the Board of Trustees. As of March 31, 2008 these securities represent 0.2% of the net assets of the Fund.

(d)	Cost for federal income tax purposes is $72,231,389. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,339,829
Unrealized depreciation	(5,138,141)

Net unrealized depreciation	$(3,798,312)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	60.2%
United Kingdom	10.5%
Hong Kong	7.0%
Canada	4.4%
Japan	3.3%
Netherlands	2.7%
European Community	2.1%
Germany	2.1%
Australia	1.2%
Italy	1.1%
Republic of Korea	1.1%
Finland	1.0%
Ireland	0.7%
Cayman Islands	0.7%
Spain	0.7%
Switzerland	0.6%
Panama	0.6%
100.0%

As of March 31, 2008 the Fund’s open currency contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short	Date	Amount	Value	(Depreciation)

Delivered 43,000 Euro Dollar in exchange for U.S. Dollars	4/28/2008	$66,994	$67,814	$(820)
Delivered 35,000 British Sterling Pound in exchange for U.S. Dollars	4/17/2008	$69,195	$69,368	$(173)
Delivered 18,025 Brazilian Real in exchange for U.S. Dollars	7/2/2008	$10,000	$9,828	$172
Delivered 17,555 Brazilian Real in exchange for U.S. Dollars	12/2/2008	$10,000	$9,731	$269
Delivered 307,988 Mexican Peso in exchange for U.S. Dollars	7/10/2008	$27,672	$28,579	$(907)

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short	Date	Amount	Value	(Depreciation)

Delivered 4,399,835 Japanese Yen in exchange for U.S. Dollars	5/12/2008	$44,883	$44,264	$619

Delivered 22,114 Polish Zloty in exchange for U.S. Dollars	7/10/2008	$9,086	$9,851	$(765)
Delivered 78,617 New Romanian Leu in exchange for U.S. Dollars	1/28/2009	$29,068	$31,317	$(2,249)
Delivered 355,191 South African Rand in exchange for U.S. Dollars	7/10/2008	$47,258	$42,773	$4,485

			Total	$631

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long	Date	Amount	Value	(Depreciation)

Received 48,975 Brazilian Real in exchange for U.S. Dollars	7/2/2008	$24,281	$27,419	$3,138

Received 364,100 Chinese Renminbi in exchange for U.S. Dollars	2/11/2009	$55,000	$56,982	$1,982
Received 183,572 Malaysian Ring in exchange for U.S. Dollars	8/4/2008	$57,000	$57,312	$312
Received 274,590,000 Indonesian Rupiah in exchange for U.S. Dollars	5/27/2008	$30,000	$29,681	$(319)
Received 4,391,000 Japanese Yen in exchange for U.S. Dollars	5/12/2008	$43,189	$44,176	$987
Received 323,796 Mexican Peso in exchange for U.S. Dollars	7/10/2008	$28,841	$30,046	$1,205
Received 2,069,870 Philippine Peso in exchange for U.S. Dollars	8/22/2008	$51,000	$48,969	$(2,031)
Received 27,179 Polish Zloty in exchange for U.S. Dollars	7/10/2008	$9,890	$12,107	$2,217
Received 252,500 Russian Ruble in exchange for U.S. Dollars	11/19/2008	$10,180	$10,517	$337
Received 126,407 Singapore Dollars in exchange for U.S. Dollars	8/28/2008	$90,000	$92,328	$2,328
Received 324,474 South African Rand in exchange for U.S. Dollars	12/10/2008	$40,118	$37,594	$(2,524)

			Total	$7,632

Futures Contracts

			Number	Unrealized
		Expiration	of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)

90-Day Eurodollar June Futures	Long	6/15/2009	1	$4,875
90-Day Eurodollar Septemper Futures	Long	9/14/2009	5	24,100
90-Day Eurodollar December Futures	Long	12/14/2009	3	13,313
Euribor September Futures	Long	9/15/2009	2	(1,539)
Euribor December Futures	Long	12/15/2009	1	1,184
90-Day British Sterling Pound September Futures	Long	9/18/2008	3	744
90-Day British Sterling Pound December Futures	Long	12/18/2008	4	7,045
Euro Bond Futures	Long	6/10/2008	1	(985)
U.S. Treasury 2-Year Note June Futures	Short	6/30/2008	(9)	1,859
U.S. Treasury 10-Year Note June Futures	Short	6/30/2008	(1)	2,422
U.S. Treasury 5-Year Note June Futures	Short	6/30/2008	(7)	(15,000)
US Long Bond June Futures	Short	6/19/2008	(3)	(12,469)
90-Day Eurodollar Septemper Futures	Short	9/15/2008	(4)	(4,950)

			Total	20,599

Swap agreements outstanding on March 31, 2008:
Interest Rate Swaps

		Pay/Receive				Unrealized
	Floating Rate	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)
Morgan Stanley Capital Services Inc.	3-Month USD Libor	Pay	5.00%	12/17/2009	$2,300,000	$28,323
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Pay	10.15%	1/2/2012	100,000	(3,673)
Merrill Lynch Capital Services, Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/2012	300,000	(3,090)
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/2012	100,000	(504)
HSBC Bank USA	South African Johanesburg Interbank	Pay	9.99%	11/9/2010	500,000	(1,268)

Barclays Bank PLC	6-Month EUR Libor	Pay	4.00%	9/19/2017	100,000	7,420
Morgan Stanley Capital Services Inc.	3-Month USD Libor	Pay	5.00%	6/8/2018	1,032,000	68,619
Citibank	3-Month USD Libor	Pay	5.00%	6/18/2018	600,000	17,443
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/2012	300,000	(7,714)
Goldman Sachs Group	3-Month USD Libor	Pay	4.00%	6/18/2013	200,000	5,366
Barclays Bank PLC	3-Month USD Libor	Pay	4.00%	6/18/2013	100,000	1,251
UBS AG	6-Month AUD Bank Bill Index	Pay	7.50%	3/15/2011	200,000	458
Royal Bank of Scotland PLC	3-Month USD Libor	Pay	4.00%	6/18/2013	100,000	156
Morgan Stanley Capital Services Inc.	3-Month USD Libor	Pay	4.00%	6/18/2013	100,000	176
Morgan Stanley Capital Services Inc.	3-Month USD Libor	Pay	4.00%	6/18/2010	400,000	155
Lehman Brothers	3-Month USD Libor	Pay	5.00%	6/18/2023	100,000	(3,406)
Barclays Bank PLC	6-Month EUR Libor	Pay	4.50%	6/15/2010	300,000	987
Morgan Stanley Capital Services Inc.	6-Month GBP Libor	Pay	6.00%	9/18/2009	100,000	7,937
Morgan Stanley Capital Services Inc.	MX IB TIIE	Pay	8.17%	11/4/2016	300,000	944

					Total	$119,580

Swap agreements outstanding on March 31, 2008:
Credit Default Swaps

			(Pay)/Receive			Unrealized
	Reference	Buy/Sell	Fixed	Expiration	Notional	Appreciation/
Counterparty	Entity	Protection	Rate	Date	Amount	(Depreciation)
Merrill Lynch International	HY-9 Future	Sell	3.75%	12/20/2012	$792,000	$(21,166)
Bank of America	HY-8 Future	Sell	2.75%	6/20/2012	275,200	(34,306)
Lehman Brothers	Federal Republic of Brazil	Sell	1.06%	5/20/2017	300,000	(22,519)
Lehman Brothers	Pemex Project Funding	Sell	0.58%	5/20/2017	150,000	(11,435)
Barclays Bank	Gazprom	Sell	0.83%	6/20/2017	75,000	(11,572)
Royal Bank of Scotland	HY-9 Future	Sell	3.75%	12/20/2012	297,000	(2,996)
Deutsche Bank	IG-9 Future	Sell	1.29%	12/20/2012	100,000	2,239
Barclays Bank	Gazprom	Sell	2.65%	6/20/2013	700,000	(3,722)
Lehman Brothers	EM-9 Future	Sell	2.65%	6/20/2013	300,000	(2,786)
Morgan Stanley Capital Services	IG-9 Future	Sell	1.34%	12/20/2012	300,000	5,461
Goldman Sachs	IG-9 Future	Sell	0.60%	12/20/2012	300,000	(4,120)

					Total	$(106,922)

Written options outstanding on March 31, 2008:

	Exercise	Expiration	Number of
	Price	Date	Contracts	Premium	Value
Call
U.S. Treasury 10-Year Note June Futures	119	5/27/2008	(2)	$(2,026)	$(3,219)
Put
U.S. Treasury 10-Year Note June Futures	114	5/24/2008	(2)	(1,776)	(438)

			Totals	$(3,802)	$(3,657)

Swap option holdings as of March 31, 2008:
Written Swap Options

		Pay/Receive			Number
		Floating	Exercise	Expiration	of
Description	Counterparty	Index	Rate	Date	Contracts	Premium	Value

Call — OTC 7- Year Interest Rate Swap	Deutsche Bank AG	Rec---3-month USD-LIBOR	4.9	7/7/2009	(130)	$(36,660)	$(75,440)
Call — OTC 7- Year Interest Rate Swap	Deutsche Bank AG	Euro Index	4.44	4/20/2009	(50)	(12,029)	(17,118)

					Totals	$(48,689)	$(92,558)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (67.8%):
Aerospace & Defense (2.4%):
1,170	Cubic Corp.^	$33,263
19,204	DynCorp International, Inc., Class A*^	320,323
1,936	Precision Castparts Corp.	197,627
21,890	Taser International, Inc.*^	205,766

		756,979

Auto Components (1.8%):
51,629	GKN plc	311,647
13,355	Superior Industries International, Inc.^	277,116

		588,763

Automobiles (2.3%):
1,947	DaimlerChrysler AG^	166,566
11,353	General Motors Corp.^	216,275
5,749	Honda Motor Co., Ltd., ADR^	165,629
1,740	Toyota Motor Corp., SP ADR^	175,548

		724,018

Capital Markets (1.0%):
3,253	Credit Suisse Group, SP ADR^	165,513
1,502	Deutsche Bank AG^	169,801

		335,314

Chemicals (6.0%):
7,213	Koppers Holdings, Inc.	319,608
5,370	Mosaic Co., Inc.*	550,962
1,742	Penford Corp.	37,854
3,171	Potash Corp. of Saskatchewan, Inc.	492,171
13,077	RPM International, Inc.	273,832
8,901	Sensient Technologies Corp.^	262,490

		1,936,917

Commercial Banks (5.8%):
4,527	Allied Irish Banks plc, SP ADR^	195,476
4,397	Barclays plc, ADR^	159,171
129,000	BOC Hong Kong Holdings, Ltd.	310,231
15,780	Colonial Bancgroup, Inc.^	151,961
5,508	Comerica, Inc.	193,221
2,343	HSBC Holdings plc, SP ADR^	192,829
9,637	KeyCorp	211,532
2,738	Kookmin Bank, ADR^	153,465
21,035	Royal Bank of Scotland plc, SP ADR^	142,617
5,941	Wachovia Corp.	160,407

		1,870,910

Commercial Services & Supplies (0.5%):
5,944	GeoEye, Inc.*^	154,485

Communications Equipment (2.0%):
9,185	Nokia Oyj^	292,359
3,011	Research In Motion, Ltd.*	337,924

		630,283

Computers & Peripherals (1.2%):
1,995	Apple, Inc.*	286,282
11,217	Novatel Wireless, Inc.*^	108,581

		394,863

Construction & Engineering (1.0%):
9,229	Perini Corp.*^	334,367

Diversified Financial Services (2.0%):
10,119	Citigroup, Inc.	216,749
5,082	ING Groep NV, ADR^	189,915
5,614	JP Morgan Chase & Co.	241,121

		647,785

Diversified Telecommunication Services (4.3%):
8,592	AT&T, Inc.	329,074
55,705	BT Group plc	240,111
8,811	Deutsche Telekom AG, ADR^	146,086
8,729	Nippon Telegraph & Telephone Corp., ADR	189,245
551,000	PCCW, Ltd.	347,877
6,134	Telecom Italia SPA, ADR^	128,139

		1,380,532

Electric Utilities (2.3%):
63,000	Hongkong Electric Holdings, Ltd.	401,428
9,309	Korea Electric Power Corp., ADR^	140,007
7,762	Northeast Utilities	190,480

		731,915

Electronic Equipment & Instruments (0.2%):
1,863	FLIR Systems, Inc.*^	56,058

Energy Equipment & Services (2.0%):
2,999	Cameron International Corp.*	124,878
409	Core Laboratories NV*^	48,794
8,971	Matrix Service Co.*^	154,122
5,286	National-Oilwell Varco, Inc.*	308,597

		636,391

Food Products (1.2%):
35,517	Tate & Lyle plc	380,531

Health Care Equipment & Supplies (1.1%):
7,388	Abaxis, Inc.*^	171,180
532	Intuitive Surgical, Inc.*	172,554

		343,734

Health Care Providers & Services (1.1%):
17,962	Alliance Imaging, Inc.*^	154,473
14,494	Sun Healthcare Group, Inc.*	190,451

		344,924

Hotels, Restaurants & Leisure (1.0%):
52,181	Ladbrokes plc	322,244

Household Durables (4.9%):
3,466	Garmin, Ltd.^	187,199
42,768	La-Z-Boy, Inc.^	356,685
9,332	Matsushita Electric Industrial Co., Ltd., ADR	202,598
1,733	Tempur-Pedic International, Inc.^	19,063

		Fair
Shares		Value
21,236	Tupperware Brands Corp.	$821,408

		1,586,953

Industrial Conglomerates (1.6%):
85,000	Cheung Kong Infrastructure Holdings, Ltd.^	342,396
2,954	McDermott International, Inc.*	161,938

		504,334

Insurance (1.2%):
11,089	AEGON NV^	162,343
4,037	Lincoln National Corp.	209,924

		372,267

Internet & Catalog Retail (0.2%):
543	Priceline.com, Inc.*^	65,627

Internet Software & Services (0.9%):
14,806	DealerTrack Holdings, Inc.*^	299,377

IT Services (0.8%):
127,262	LogicaCMG plc	267,014

Machinery (0.1%):
762	Dynamic Materials Corp.	32,918

Metals & Mining (2.9%):
1,260	AMCOL International Corp.^	39,350
2,698	ArcelorMittal, Class A	220,696
4,872	BHP Billiton, Ltd., SP ADR^	320,821
3,347	Southern Copper Corp.^	347,519

		928,386

Multi-Utilities (2.4%):
5,914	Black Hills Corp.^	211,603
5,054	DTE Energy Co.^	196,550
13,413	NiSource, Inc.	231,240
11,089	PNM Resources, Inc.^	138,280

		777,673

Oil, Gas & Consumable Fuels (3.8%):
11,459	Arena Resources, Inc.*^	443,578
2,996	EnCana Corp.^	226,947
2,770	ENI SPA, ADR	188,665
3,967	Petro-Canada^	172,207
5,361	Repsol YPF SA, ADR^	184,472

		1,215,869

Paper & Forest Products (0.6%):
7,559	MeadWestvaco Corp.	205,756

Pharmaceuticals (0.9%):
13,845	Pfizer, Inc.	289,776

Semiconductors & Semiconductor Equipment (0.7%):
2,157	Cypress Semiconductor Corp.*	50,927
7,508	NVIDIA Corp.*	148,583
749	Sigma Designs, Inc.*^	16,980

		216,490

Software (1.0%):
10,305	Epiq Systems, Inc.*^	159,934
10,833	Radiant Systems, Inc.*^	151,337

		311,271

Specialty Retail (1.0%):
11,720	Home Depot, Inc.	327,808

Textiles, Apparel & Luxury Goods (1.1%):
344	Deckers Outdoor Corp.*^	37,090

Textiles, Apparel & Luxury Goods, continued
100,000	Yue Yuen Industrial Holdings, Ltd.	$313,278

		350,368

Thrifts & Mortgage Finance (2.0%):
13,547	New York Community Bancorp, Inc.^	246,827
14,604	People’s United Financial, Inc.	252,795
13,607	Washington Mutual, Inc.^	140,152

		639,774

Tobacco (0.9%):
4,609	Universal Corp.^	302,028

Wireless Telecommunication Services (1.6%):
8,993	China Unicom, Ltd., ADR^	191,281
12,101	NTT DoCoMo, Inc., ADR^	184,540
5,228	Vodafone Group plc, ADR	154,279

		530,100

Total Common Stocks (Cost $23,572,098)		21,794,802

U.S. Government Agency Mortgages (22.8%):
Federal Home Loan Mortgage Corporation (10.8%)
$800,000	3.69%, 4/14/08 (a)+	799,186
1,700,000	2.75%, 5/5/08 (a)+	1,696,033
600,000	2.27%, 5/27/08 (a)+	598,271
350,000	5.25%, 1/12/09+	358,051

		3,451,541

Federal National Mortgage Association (10.4%)
100,000	2.89%, 4/16/08 (a)+	99,889
394,019	5.00%, 3/1/37+	390,291
1,700,000	5.50%, 4/15/37 , TBA	1,715,937
500,000	6.00%, 4/15/37 , TBA	512,188
436,062	5.50%, 10/1/37+	440,601
193,336	5.50%, 12/1/37+	195,348

		3,354,254

Government National Mortgage Association (1.6%)
500,000	6.00%, 4/15/37, TBA	515,938

Total U.S. Government Agency Mortgages (Cost $7,243,305)		7,321,733

U.S. Treasury Obligations (3.8%):
Cash Management Bill (0.3%)
100,000	1.36%, 4/21/08 (a)+	99,921

U.S. Treasury Bills (3.4%)
200,000	1.08%, 5/29/08^ (a)+	199,555
200,000	1.15%, 7/10/08 (a)+	199,260
500,000	1.09%, 7/17/08 (a)+	497,949
200,000	1.26%, 9/4/08 (a)+	198,734

		1,095,498

Principal		Fair
Amount		Value
U.S. Treasury Notes (0.1%)
$20,000	8.13%, 08/15/21^+	$28,408

Total U.S. Treasury Obligations (Cost $1,222,920)		1,223,827

Commercial Paper (6.5%):
Commercial Banks (1.2%):
100,000	Bank of America Corp., 3.00%, 4/28/08 (a)+	99,760
100,000	Bank of Scotland plc, 2.97%, 6/4/08 (a)+	99,507
100,000	Societe Generale, 2.79%, 6/16/08 (a)+	99,420
100,000	Svenska Handelsbank, 3.07%, 4/8/08 (a)+	99,932

		398,619

Diversified Financial Services (5.3%):
200,000	ABN AMRO NA Finance, Inc., 4.55%, 4/7/08 (a)	199,881
200,000	Banco Sandtander Central Hispano SA, 4.39%, 4/9/08 (a)+	199,847
100,000	Calyon NA, 3.07%, 4/4/08 (a)+	99,966
100,000	Calyon NA, 3.02%, 4/25/08 (a)+	99,791
200,000	HSBC USA, Inc., 2.89%, 6/6/08 (a)+	198,982
100,000	ING U.S. Funding, 3.17%, 4/18/08 (a)	99,843
200,000	Lloyds TSB Bank plc, 2.96%, 4/8/08 (a)+	199,869
200,000	Nordea NA, 3.79%, 4/15/08 (a)+	199,744
200,000	San Paolo IMI SpA, 4.48%, 4/7/08 (a)+	199,880
100,000	UBS Finance (De) LLC, 3.18%, 4/30/08 (a)+	99,750
100,000	Unicredit Delaware, Inc., 3.06%, 5/28/08 (a)+	99,564

		1,697,117

Total Commercial Paper (Cost $2,095,552)		2,095,736

Corporate Bonds (3.3%):
Air Freight & Logistics (0.1%):
25,000	First Data Corp. 9.88%, 9/24/15 ^(b)+	20,563

Commercial Banks (1.5%):
25,000	Bank of America Corp., 5.75%, 12/1/17+	25,871
250,000	Barclays Bank plc, 6.05%, 12/4/17 (b)+	243,843
100,000	Citigroup, Inc., 6.13%, 11/21/17+	99,852
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	102,213
10,000	Wells Fargo Co., 5.25%, 10/23/12+	10,371

		482,150

Diversified Consumer Services (0.1%):
10,000	General Electric Capital Corp., 5.25%, 10/19/12+	10,391
25,000	Petrobras International Finance, Inc., 5.88%, 3/1/18+	24,064

		34,455

Diversified Financial Services (0.7%):
25,000	General Electric Capital Corp., 5.88%, 1/14/38+	24,096
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18 ^+	99,025
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	99,852
25,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37+	23,258

		246,231

Diversified Telecommunication Services (0.3%):
100,000	AT&T, Inc., 5.50%, 2/1/18+	97,914

Electronic Equipment & Instruments (0.3%):
100,000	General Electric Co., 5.25%, 12/6/17+	99,862

Media (0.3%):
100,000	Rogers Communications, 6.75%, 3/15/15+	99,613

Total Corporate Bonds (Cost $1,096,608)		1,080,788

Municipal Bonds (0.3%):
California (0.3%):
100,000	Los Angeles Department of Water & Power Revenue, Ser A-1+	99,232

Total Municipal Bonds (Cost $103,592)		99,232

Deposit Account (2.7%):
856,996	NTRS London Deposit Account	856,996

Total Deposit Account (Cost $856,996)		856,996

Collateral For Securities On Loan (29.2%):
9,379,096	Northern Trust Liquid Institutional Asset Portfolio	9,379,096

Total Collateral For Securities On Loan (Cost $9,379,096)		9,379,096

Put Options Purchased (0.0%):
2	Euro-Bond on June Future, Put @ 107, Exp. 5/23/08	32
100	Federal National Mortgage Association, 5.50%, Put @ 86, Exp. 4/7/08 (c)	0
20	Federal National Mortgage Association, 5.50%, Put @ 86, Exp. 5/6/08 (c)	41
50	Government National Mortgage Association, 6.00%, Put @ 89, Exp. 6/12/08 (c)	572

Principal		Fair
Amount		Value
10	10 Year U.S. Treasury Note Future, Put @ 90, Exp. 5/23/08	$156

Total Put Options Purchased (Cost $356)		801

Purchased Call Options (0.4%):
6	U.S. Treasury Future Call @ 159, Exp. 6/19/08	94
440	1-Year Interest Rate SWAP, Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25, Exp. 07/07/09(c)	103,219
160	1-Year Interest Rate SWAP, Receive 6-Month EUR-LIBOR Floating Rate Index, Strike @ 4.18, Exp. 04/21/09(c)	18,460
6	10 Year U.S. Treasury Note Future, Call @ 134, Exp. 5/22/08	94
6	5 Year U.S. Treasury Note Future, Call @ 125, Exp. 5/23/08	47
3	10 Year U.S. Treasury Note Future, Call @ 138, Exp. 5/23/08	23

Total Purchased Call Options (Cost $57,712)		121,937

Total Investment Securities (Cost $45,628,235)—136.80%		43,974,948
Net other assets (liabilities)(d) — (36.8)%		(11,829,454)

NET ASSETS — 100.0%		$32,145,494

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

+	Investment security segregated as collateral.

ADR	American Depository Receipt

LIBOR	Represents the London InterBank Offered Rate

LLC	Limited Liability Co.

PLC	Public Limited Co.

SER	Series

SPA	Standby Purchase Agreement

TBA	To be announced. Represents 8.5% of the Fund’s net assets.

(a)	The rate presented represents the effective yield at March 31, 2008.

(b)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be illiquid based upon procedures established by the Board of Trustees. As of March 31, 2008 these securities represent 0.4% of the net assets of the Fund.

(d)	Cost for federal income tax purposes is $45,822,522. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,073,751
Unrealized depreciation	(2,921,325)

Net unrealized depreciation	$(1,847,574)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	67.7%
United Kingdom	8.0%
Hong Kong	5.1%
Canada	3.3%
European Community	3.1%
Japan	2.5%
Germany	2.3%
Netherlands	2.1%
Australia	0.9%
Italy	0.9%
Korea	0.8%
Finland	0.8%
Cayman Islands	0.6%
Ireland	0.5%
Switzerland	0.5%
Spain	0.5%
Panama	0.4%

100.0%

Futures Contracts:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
90-Day Eurodollar June Futures	Short	6/16/2008	(1)	$(2,600)
90-Day Eurodollar Septemper Futures	Short	9/15/2008	(1)	(1,663)
90-Day Eurodollar Septemper Futures	Long	9/14/2009	9	42,913
90-Day Eurodollar December Futures	Long	12/14/2009	2	8,875
Euribor September Futures	Long	9/15/2009	2	7,119
Euribor December Futures	Long	12/15/2009	1	28,064
90-Day British Sterling Pound September Futures	Long	9/18/2008	1	(6,257)
90-Day British Sterling Pound December Futures	Long	12/18/2008	3	(20,119)
Euro BOBL June Futures	Short	6/10/2008	(1)	(4,207)
U.S. Treasury 5-Year Note June Futures	Short	6/30/2008	(15)	(34,750)
Euro Bond June Futures	Long	6/10/2008	3	19,842
U.S. Treasury 10-Year Note June Futures	Long	6/19/2008	1	313
US Long Bond June Futures	Short	6/19/2008	(5)	(8,672)

Total				28,858

As of March 31, 2008, the Fund’s open foreign currency exchange were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
Short	Date	Amount	Fair Value	(Depreciation)
Delivered 35,000 Euro Dollar in exchange for U.S. Dollars	4/28/2008	$54,530	$55,198	$(668)
Delivered 21,000 British Sterling Pound in exchange for U.S. Dollars	4/8/2008	$41,738	$41,648	$90
Delivered 30,000 British Sterling Pound in exchange for U.S. Dollars	4/17/2008	$59,310	$59,459	$(149)
Delivered 35,800 Brazilian Real in exchange for U.S. Dollars	12/2/2008	$20,000	$19,327	$673
Delivered 980,200 Russian Ruble in exchange for U.S. Dollars	11/19/2008	$39,700	$40,825	$(1,125)
Delivered 1,157,909 Mexican Peso in exchange for U.S. Dollars	7/10/2008	$104,106	$107,446	$(3,340)
Delivered 4,987,190 Japanese Yen in exchange for U.S. Dollars	5/12/2008	$50,870	$50,173	$697
Delivered 120,397 Polish Zloty in exchange for U.S. Dollars	7/10/2008	$49,471	$53,633	$(4,162)
Delivered 79,342 New Romanian Leu in exchange for U.S. Dollars	1/28/2009	$29,336	$31,605	$(2,269)
Delivered 355,191 South African Rand in exchange for U.S. Dollars	7/10/2008	$47,258	$42,773	$4,485

Total				$(5,768)

				Unrealized
	Delivery	Contract		Appreciation/
Long	Date	Amount	Fair Value	(Depreciation)
Received 41,483 Brazilian Real in exchange for U.S. Dollars	7/2/2008	$20,566	$23,224	$2,658
Received 19,826,000 Chilean Peso in exchange for U.S. Dollars	7/10/2008	$40,000	$45,165	$5,165
Received 370,720 Chinese Renminbi in exchange for U.S. Dollars	2/11/2009	$56,000	$58,018	$2,018
Received 183,572 Malaysian Ring in exchange for U.S. Dollars	8/4/2008	$57,000	$57,312	$312
Received 357,345,000 Indonesian Rupiah in exchange for U.S. Dollars	5/27/2008	$39,000	$38,626	$(374)
Received 4,928,000 Japanese Yen in exchange for U.S. Dollars	5/12/2008	$48,471	$49,578	$1,107
Received 1,199,156 Mexican Peso in exchange for U.S. Dollars	7/10/2008	$108,840	$111,273	$2,433
Received 2,069,870 Philippine Peso in exchange for U.S. Dollars	8/22/2008	$51,000	$48,969	$(2,031)
Received 128,239 Polish Zloty in exchange for U.S. Dollars	7/10/2008	$49,890	$57,126	$7,236
Received 1,987,600 Russian Ruble in exchange for U.S. Dollars	7/10/2008	$80,000	$83,899	$3,899
Received 252,500 Russian Ruble in exchange for U.S. Dollars	11/19/2008	$10,179	$10,516	$337
Received 126,407 Singapore Dollars in exhange for U.S. Dollars	8/28/2008	$90,000	$92,328	$2,328
Received 324,608 South African Rand in exhange for U.S. Dollars	12/10/2008	$40,135	$37,610	$(2,525)

Total				$22,563

Swap agreements outstanding on March 31, 2008:
Interest Rate Swaps

		Pay/Receive				Unrealized
	Floating Rate	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)
Morgan Stanley Capital Services Inc.	3-Month USD Libor	Pay	5.00%	12/17/2009	$3,300,000	$62,310
Goldman Sachs Group	Brazil Cetip	Pay	10.15%	1/2/2012	100,000	(3,673)
	Interbank Deposit
	Rate
Merrill Lynch Capital Services, Inc.	Brazil Cetip	Pay	12.54%	1/2/2012	400,000	(4,120)
	Interbank Deposit
	Rate
HSBC Bank USA	South African	Pay	9.99%	11/9/2010	400,000	(460)
	Johanesburg
	Interbank
Barclays Bank PLC	6-Month EUR Libor	Pay	4.00%	9/9/2017	100,000	7,420
Morgan Stanley Capital Services Inc.	3-Month USD Libor	Pay	5.00%	6/8/2018	1,282,000	85,242
Citibank	3-Month USD Libor	Pay	9.99%	11/9/2010	100,000	(268)
Barclays Bank PLC	3-Month USD Libor	Pay	5.00%	12/17/2009	5,000,000	99,159
Morgan Stanley Capital Services Inc.	6-Month GBP Libor	Pay	6.00%	9/18/2009	100,000	7,937
Royal Bank of Scotland PLC	MX IB TIIE	Pay	8.17%	11/4/2016	1,000,000	1,337
Merrill Lynch Capital Services, Inc.	3-Month USD Libor	Pay	4.00%	6/18/2010	200,000	4,532
UBS AG	Brazil Cetip	Pay	12.54%	1/2/2012	100,000	(504)
	Interbank Deposit
	Rate
Morgan Stanley Capital Services Inc.	Brazil Cetip	Pay	12.54%	1/2/2012	300,000	(7,714)
	Interbank Deposit
	Rate
Barclays Bank PLC	3-Month USD Libor	Pay	4.00%	6/18/2013	300,000	3,753
Merrill Lynch Capital Services, Inc.	3-Month USD Libor	Pay	4.00%	6/18/2013	100,000	1,276
UBS AG	6-Month AUD Bank	Pay	7.50%	3/15/2011	200,000	458
	Bill Index
Royal Bank of Scotland PLC	3-Month USD Libor	Pay	4.00%	6/18/2013	100,000	156
Morgan Stanley Capital Services Inc.	3-Month USD Libor	Pay	4.00%	6/18/2013	100,000	176
Lehman Brothers	3-Month USD Libor	Receive	5.00%	6/18/2013	100,000	(3,406)
Barclays Bank PLC	6-Month EUR Libor	Pay	4.50%	6/15/2010	300,000	987
Merrill Lynch Capital Services, Inc.	3-Month USD Libor	Pay	4.00%	6/18/2013	2,500,000	6,783
Morgan Stanley Capital Services Inc.	MX IB TIIE	Pay	8.17%	11/4/2016	200,000	629

Total						262,010

Swap agreements outstanding on March 31, 2008:
Credit Default Swaps

			(Pay)/Receive			Unrealized
	Reference	Buy/Sell	Fixed	Expiration	Notional	Appreciation/
Counterparty	Entity	Protection	Rate	Date	Amount	(Depreciation)
Royal Bank of Scotland	HY-9 Future	Sell	3.75%	12/20/2012	$49,500	$(499)
Merrill Lynch International	HY-9 Future	Sell	3.75%	12/20/2012	1,435,500	(85,725)
Deustch Bank	IG-9 Future	Sell	1.29%	12/20/2012	100,000	2,239
Bank of America	HY-8 Future	Sell	2.75%	6/20/2012	306,900	(23,087)
Lehman Brothers	Federal Republic of Brazil	Sell	1.06%	5/20/2017	300,000	(22,519)
Lehman Brothers	Pemex Project Funding	Sell	0.58%	5/20/2017	150,000	(11,435)
Barclays Bank	Gazprom	Sell	0.83%	6/20/2017	80,000	(12,344)
Goldman Sach International	IG-9 Future	Sell	0.06%	12/20/2012	400,000	(5,494)
Barclays Bank	EM-9 Future	Sell	2.65%	6/20/2013	800,000	(4,254)
Lehman Brothers	EM-9 Future	Sell	2.65%	6/20/2013	400,000	(3,715)

Total						$(166,833)

Written options outstanding on March 31, 2008:

			Number of		Fair
	Exercise Price	Expiration Date	Contracts	Premium	Value
Call
U.S. Treasury 10-Year Note June Futures	119	5/27/2008	(2)	$(2,026)	$(3,219)

Put
U.S. Treasury 10-Year Note June Futures	114	5/24/2008	(2)	(1,776)	(438)

Options Total				$(3,802)	$(3,657)

Written Swap Options

		Pay/Receive	Exercise	Expiration	Number of
Description	Counterparty	Floating Index	Rate	Date	Contracts	Premium	Fair Value

Call — OTC 7-Year Interest Rate Swap	Deutsche Bank AG	Rec---3-month USD-LIBOR	4.9	7/7/2009	(150)	$(42,300)	$(87,046)
Call — OTC 7-Year Interest Rate Swap	Deutsche Bank AG	Euro Index	4.44	4/20/2009	(50)	(12,030)	(17,118)

					Totals	$(54,330)	$(104,164)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.8%):
Aerospace & Defense (2.2%):
14,960	AAR Corp.*^	$407,959
5,470	Esterline Technologies Corp.*	275,524
2,855	Taser International, Inc.*^	26,837
7,050	Triumph Group, Inc.^	401,357

		1,111,677

Airline (1.2%):
27,550	Republic Airways Holdings, Inc.*	596,733

Auto Components (1.8%):
33,990	Exide Technologies*^	445,269
20,680	LKQ Corp.*^	464,680

		909,949

Biotechnology (0.8%):
21,670	Cubist Pharmaceuticals, Inc.*^	399,161

Capital Markets (1.8%):
28,500	Knight Capital Group, Inc., Class A*^	462,840
22,810	OptionsXpress Holdings, Inc.^	472,395

		935,235

Chemicals (0.5%):
16,380	Calgon Carbon Corp.*^	246,519

Commercial Banks (1.5%):
9,280	SVB Financial Group*^	404,979
10,940	Terra Industries, Inc.*^	388,698

		793,677

Commercial Services & Supplies (5.5%):
5,140	Clean Harbors, Inc.*^	334,100
5,870	FTI Consulting, Inc.*^	417,005
12,360	Herman Miller, Inc.^	303,685
11,160	HMS Holdings Corp.*^	318,618
28,050	Innerworkings, Inc.*^	393,541
16,670	Monster Worldwide, Inc.*^	403,581
12,500	Team, Inc.*	341,250
17,460	Tetra Tech, Inc.*^	340,645

		2,852,425

Communications Equipment (3.0%):
11,530	Commscope, Inc.*^	401,590
11,180	Comtech Telecommunications Corp.*^	436,020
37,610	Harmonic, Inc.*	285,836
31,760	JDS Uniphase Corp.*^	425,266

		1,548,712

Diversified Consumer Services (1.7%):
8,510	Capella Education Co.*^	464,646
13,450	Sotheby’s^	388,840

		853,486

Diversified Financial Services (0.8%):
9,900	Portfolio Recovery Associates, Inc.^	424,611

Diversified REIT (0.7%):
22,080	DuPont Fabros Technology, Inc.^	364,099

Diversified Telecommunication Services (1.2%):
42,490	Premiere Global Services, Inc.*^	609,307

Electric Utilities (0.8%):
19,840	Empire District Electric Co. (The)	401,760

Electrical Equipment (1.1%):
15,410	II-VI, Inc.*^	585,272

Electronic Equipment & Instruments (2.6%):
9,660	Bally Technologies, Inc*^	331,724
15,840	FLIR Systems, Inc.*^	476,626
5,770	Itron, Inc.*	520,627

		1,328,977

Energy Equipment & Services (3.3%):
10,760	CARBO Ceramics, Inc.^	431,476
17,330	Complete Production Services, Inc.*	397,550
9,150	NATCO Group , Inc.*^	427,763
14,770	Willbros Group, Inc.*	451,962

		1,708,751

Food & Staples Retailing (1.6%):
6,680	Central European Distribution Corp.*^	388,709
9,950	Longs Drug Stores Corp.^	422,477

		811,186

Health Care Equipment & Supplies (6.0%):
5,510	Analogic Corp.^	366,635
10,950	ArthroCare Corp.*^	365,182
13,910	Hologic, Inc.*^	773,396
11,280	Integra LifeSciences Holdings*^	490,342
9,930	LifeCell Corp.*	417,358
9,529	Meridian Bioscience, Inc.^	318,554
14,490	Wright Medical Group, Inc.*^	349,789

		3,081,256

Health Care Providers & Services (2.3%):
15,410	HealthExtras, Inc.*^	382,784
34,640	Sun Healthcare Group, Inc.*	455,170
4,120	United Therapeutics Corp.*^	357,204

		1,195,158

Health Care Technology (0.8%):
21,780	Omnicell, Inc.*^	437,778

Hotels, Restaurants & Leisure (3.6%):
13,780	P.F. Chang’s China Bistro, Inc.*^	391,903
7,711	Panera Bread Co., Class A*^	323,014
10,650	Red Robin Gourmet Burgers*^	400,120
19,170	Sonic Corp.*^	422,507

		Fair
Shares		Value
8,960	WMS Industries, Inc.*	$322,291

		1,859,835

Insurance (4.3%):
9,150	American Physicians Capital, Inc.^	424,194
12,700	AmTrust Financial Services, Inc.	205,867
22,310	Fidelity National Financial, Inc., Class A	408,942
12,720	Harleysville Group, Inc.^	459,065
17,800	Tower Group, Inc.^	448,026
9,000	Waddell & Reed Financial, Inc., Class A^	289,170

		2,235,264

Internet & Catalog Retail (0.7%):
2,980	Priceline.com, Inc.*^	360,163

Internet Software & Services (5.1%):
21,810	comScore, Inc.*^	437,509
21,430	F5 Networks, Inc.*^	389,383
30,030	Interwoven, Inc.*^	320,721
14,320	J2 Global Communications, Inc.*^	319,622
11,620	Omniture, Inc.*	269,700
10,170	Sohu.com, Inc.*^	458,972
13,020	VistaPrint, Ltd.*^	455,049

		2,650,956

IT Services (2.5%):
39,520	eResearch Technology, Inc.*^	490,838
13,260	Stanley, Inc.*^	390,640
24,030	Sykes Enterprises, Inc.*^	422,688

		1,304,166

Life Sciences Tools & Services (2.7%):
27,690	Bruker Corp.*^	426,149
3,630	Illumina, Inc.*^	275,517
25,640	PAREXEL International Corp.*^	669,204

		1,370,870

Machinery (4.3%):
5,350	Bucyrus International, Inc., Class A	543,827
9,850	Chart Industries, Inc.*	333,324
400	CIRCOR International, Inc.^	18,500
13,810	Enpro Industries, Inc.*^	430,734
7,990	Middleby Corp. (The)*^	498,496
13,570	Titan International, Inc.	415,378

		2,240,259

Media (0.7%):
45,960	Interpublic Group of Cos., Inc. (The)*^	386,524

Metals & Mining (3.3%):
59,410	Hecla Mining Co.*^	663,016
25,450	Stillwater Mining Co.*^	393,711
9,990	Walter Industries, Inc.^	625,674

		1,682,401

Oil, Gas & Consumable Fuels (6.6%):
10,910	Alpha Natural Resources, Inc.*^	473,930
25,060	Bois d’ Arc Energy, Inc.*	538,540
7,530	Carrizo Oil & Gas, Inc.*^	446,303
10,650	Comstock Resources, Inc.*	429,195
18,190	Delta Petroleum Corp.*^	410,003
33,790	Rosetta Resources, Inc.*^	664,649
10,380	Swift Energy Co.*^	466,996

		3,429,616

Paper & Forest Products (0.7%):
25,390	Glatfelter^	383,643

Personal Products (1.7%):
6,450	Chattem, Inc.*^	427,893
22,680	Elizabeth Arden, Inc.*^	452,466

		880,359

Pharmaceuticals (5.3%):
15,710	Auxilium Pharmaceuticals, Inc.*^	420,085
20,830	K-V Pharmaceutical Co., Class A*^	519,917
10,730	OSI Pharmaceuticals, Inc.*^	401,194
12,360	Perrigo Co.^	466,343
23,500	Sciele Pharma, Inc.*^	458,250
15,540	Watson Pharmaceuticals, Inc.*	455,633

		2,721,422

Residential REIT (0.8%):
7,960	Equity Lifestyle Properties, Inc.^	392,985

Semiconductors & Semiconductor Equipment (4.1%):
17,420	Atheros Communications*^	363,033
23,000	Microsemi Corp.*^	524,400
20,390	Monolithic Power Systems, Inc.*^	359,476
15,700	Power Integrations, Inc.*	459,382
58,140	Skyworks Solutions, Inc.*^	423,259

		2,129,550

Software (3.4%):
18,790	Ansoft Corp.*	573,471
24,510	Commvault Systems, Inc.*^	303,924
24,600	Informatica Corp.*^	419,676
13,020	Micros Systems, Inc.*	438,253

		1,735,324

Specialty Retail (2.6%):
12,360	Aeropostale, Inc.*^	335,080
36,630	Dress Barn, Inc.*^	473,992
13,450	Guess?, Inc.^	544,321

		1,353,393

Textiles, Apparel & Luxury Goods (3.6%):
3,690	Deckers Outdoor Corp.*^	397,856
16,770	Hanesbrands, Inc*	489,684
29,290	Iconix Brand Group, Inc.*^	508,182

		Fair
Shares		Value
11,810	Warnaco Group, Inc. (The)*^	$465,785

		1,861,507

Tobacco (0.6%):
4,870	Universal Corp.^	319,131

Total Common Stocks (Cost $49,426,245)		50,493,097

Deposit Account (2.2%):
1,148,988	TNT Offshore Deposit Account	1,148,988

Total Deposit Account (Cost $1,148,988)		1,148,988

Collateral For Securities On Loan (47.6%):
24,572,925	Northern Trust Liquid Institutional Asset Portfolio	24,572,925

Total Collateral For Securities On Loan (Cost $24,572,925)		24,572,925

Total Investment Securities (Cost $75,148,158)(a)—147.6%		76,215,010
Net other assets (liabilities) — (47.6)%		(24,581,547)

NET ASSETS — 100.0%		$51,633,463

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of March 31, 2008.

(a)	Cost for federal income tax purposes is $75,251,825. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,958,531
Unrealized depreciation	(1,995,346)

Net unrealized appreciation	$963,185

The following represents the concentrations by country of risk (base on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008.

Country	Percentage
United States	99.1%
Bermuda	0.9%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.1%):
Airline (0.7%):
378,900	Southwest Airlines Co.	$4,698,360

Beverages (2.9%):
115,300	Anheuser-Busch Cos., Inc.	5,470,985
203,000	Coca-Cola Co.	12,356,610

		17,827,595

Capital Markets (1.0%):
146,148	Merrill Lynch & Co., Inc.	5,954,070

Chemicals (3.7%):
358,032	E.I. Du Pont de Nemours & Co.	16,741,576
120,500	Rohm & Haas Co.^	6,516,640

		23,258,216

Commercial Banks (7.7%):
298,700	Bank of New York Mellon Corp.	12,464,751
26,400	Barclays plc, ADR^	955,680
104,500	PNC Financial Services Group, Inc.	6,852,065
137,800	U.S. Bancorp^	4,459,208
511,400	Wachovia Corp.^	13,807,800
332,800	Wells Fargo & Co.	9,684,480

		48,223,984

Communications Equipment (0.6%):
363,400	Alcatel-Lucent, ADR	2,093,184
76,454	Telefonaktiebolaget LM Ericsson, ADR^	1,502,321

		3,595,505

Computers & Peripherals (2.9%):
281,731	Dell, Inc.*	5,612,081
86,900	Hewlett-Packard Co.	3,967,854
73,100	International Business Machines Corp.	8,416,734

		17,996,669

Diversified Financial Services (7.7%):
557,800	Bank of America Corp.	21,146,198
673,700	Citigroup, Inc.	14,430,654
286,998	JP Morgan Chase & Co.	12,326,564

		47,903,416

Diversified Telecommunication Services (5.1%):
318,900	AT&T, Inc.	12,213,870
539,000	Verizon Communications, Inc.	19,646,550

		31,860,420

Electronic Equipment & Instruments (0.2%):
25,340	Cognex Corp.	553,172
66,475	Flextronics International, Ltd.*	624,200
33,110	KEMET Corp.*^	133,765

		1,311,137

Food & Staples Retailing (5.4%):
270,300	CVS Caremark Corp.	10,949,853
434,400	Wal-Mart Stores, Inc.	22,884,192

		33,834,045

Food Products (7.5%):
347,700	Cadbury Schweppes plc, ADR	15,375,294
434,445	Kraft Foods, Inc.	13,472,139
171,500	Sara Lee Corp.	2,397,570
452,000	Unilever NV, New York Shares	15,245,960

		46,490,963

Health Care Equipment & Supplies (0.8%):
367,200	Boston Scientific Corp.*	4,725,864

Health Care Providers & Services (2.3%):
187,914	Cardinal Health, Inc.	9,867,364
69,000	UnitedHealth Group, Inc.	2,370,840
42,000	Wellpoint, Inc.*	1,853,460

		14,091,664

Household Products (2.6%):
152,200	Kimberly-Clark Corp.	9,824,510
87,600	Procter & Gamble Co.^	6,138,132

		15,962,642

Industrial Conglomerate (1.3%):
221,764	General Electric Co.	8,207,486

Insurance (8.8%):
51,300	AFLAC, Inc.	3,331,935
129,600	American International Group, Inc.	5,605,200
1,110	Berkshire Hathaway, Inc., Class B*	4,964,919
322,960	Chubb Corp. (The)	15,980,061
99,700	Genworth Financial, Inc.	2,257,208
91,300	Hartford Financial Services Group, Inc.	6,917,801
103,800	MetLife, Inc.	6,254,988
69,650	Torchmark Corp.	4,186,661
117,900	Travelers Cos., Inc. (The)	5,641,515

		55,140,288

Internet & Catalog Retail (0.9%):
346,250	Liberty Media Corp., Interactive, Series A*	5,588,475

Internet Software & Services (0.3%):
60,800	eBay, Inc.*	1,814,272

IT Services (0.9%):
57,200	Computer Sciences Corp.*	2,333,188
158,829	Western Union Co.	3,378,293

		5,711,481

Media (10.6%):
963,700	Comcast Corp., Class A	18,637,958
261,080	Liberty Media Corp., Entertainment, Series A*	5,910,851
361,500	News Corp., Class B	6,882,960
1,052,600	Time Warner, Inc.	14,757,452
500,400	Viacom, Inc., Class B*	19,825,848

		66,015,069

Metals & Mining (0.5%):
81,800	Alcoa, Inc.	2,949,708

Multiline Retail (1.1%):
94,500	J.C. Penney Co., Inc.	3,563,595
143,300	Macy’s, Inc.^	3,304,498

		6,868,093

Paper & Forest Products (3.9%):
905,093	International Paper Co.^	24,618,530

Pharmaceuticals (11.9%):
143,100	Abbott Laboratories^	7,891,965

Shares or
Principal		Fair
Amount		Value
767,500	Bristol-Myers Squibb Co.	$16,347,750
147,400	Eli Lilly & Co.	7,604,366
80,100	GlaxoSmithKline plc, ADR	3,398,643
492,421	Pfizer, Inc.	10,306,372
23,300	Roche Holding AG, ADR	2,201,491
573,400	Schering Plough Corp.	8,262,694
429,200	Wyeth	17,923,392

		73,936,673

Semiconductors & Semiconductor Equipment (1.3%):
168,400	Intel Corp.	3,566,712
64,000	KLA-Tencor Corp.	2,374,400
72,700	Texas Instruments, Inc.	2,055,229

		7,996,341

Software (0.5%):
103,055	Microsoft Corp.	2,924,701

Specialty Retail (1.1%):
128,541	Home Depot, Inc.^	3,595,292
153,600	Lowe’s Cos., Inc.	3,523,584

		7,118,876

Thrifts & Mortgage Finance (1.0%):
57,537	Fannie Mae	1,514,374
183,100	Freddie Mac	4,636,092

		6,150,466

Tobacco (1.9%):
164,700	Altria Group, Inc.	3,656,340
164,700	Philip Morris International, Inc.*	8,330,526

		11,986,866

Total Common Stocks (Cost $645,079,070)		604,761,875

U.S. Government Agency Mortgages (2.4%):
15,099,000	Federal Home Loan Bank, 1.50%, 4/1/08 (a)	15,099,000

Total U.S. Government Agency Mortgages (Cost $15,099,000)		15,099,000

Deposit Account (0.0%):
9,671	TNT Offshore Deposit Account	9,671

Total Deposit Account (Cost $9,671)		9,671

Collateral For Securities On Loan (5.8%):
36,073,860	Allianz Dresdner Daily Asset Fund#	36,073,860

Total Collateral For Securities On Loan (Cost $36,073,860)		36,073,860

Total Investment Securities (Cost $696,261,601)(b)—105.3%		655,944,406

Net other assets (liabilities) — (5.3)%		(33,139,516)

NET ASSETS — 100.0%		$622,804,890

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

#	Investment in affiliate.

ADR	American Depository Receipt

PLC	Public Limited Co.

(a)	The rate presented represents the effective yield at March 31, 2008.

(b)	Cost for federal income tax purposes is $697,605,402. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$44,890,188
Unrealized depreciation	(86,551,184)

Net unrealized depreciation	$(41,660,996)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	93.3%
United Kingdom	3.2%
Netherlands	2.5%
Switzerland	0.4%
France	0.3%
Sweden	0.2%
Singapore	0.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments (Unaudited)	March 31, 2008

		Fair
Shares		Value
Common Stocks (60.2%):
Aerospace & Defense (1.1%):
35,600	Raytheon Co.	$2,300,116

Air Freight & Logistics (0.5%):
11,000	FedEx Corp.	1,019,370

Airline (0.2%):
15,200	UAL Corp.	327,256

Automobiles (0.3%):
21,290	Honda Motor Co., Ltd., ADR^	613,365

Beverages (1.0%):
35,790	Coca-Cola Co.	2,178,537

Capital Markets (1.1%):
62,056	Charles Schwab Corp.	1,168,515
28,188	Merrill Lynch & Co., Inc.	1,148,379

		2,316,894

Chemicals (2.4%):
53,010	Bayer AG, ADR^	4,267,077
14,520	E.I. Du Pont de Nemours & Co.	678,955

		4,946,032

Commercial Banks (1.5%):
30,688	PNC Financial Services Group, Inc.	2,012,212
18,655	SunTrust Banks, Inc.	1,028,637

		3,040,849

Communications Equipment (1.1%):
210,280	Alcatel-Lucent, ADR^	1,211,213
41,380	Cisco Systems, Inc.*	996,844

		2,208,057

Computers & Peripherals (0.8%):
17,470	EMC Corp.*	250,520
31,266	Hewlett-Packard Co.	1,427,605

		1,678,125

Diversified Financial Services (4.7%):
52,001	Bank of America Corp.	1,971,358
88,414	Citigroup, Inc.	1,893,828
127,840	JP Morgan Chase & Co.	5,490,728
14,000	Washington Mutual, Inc.	397,600

		9,753,514

Diversified Telecommunication Services (2.7%):
15,226	Embarq Corp.^	610,562
43,460	France Telecom SA, ADR^	1,459,387
95,686	Verizon Communications, Inc.	3,487,755

		5,557,704

Electric Utilities (3.4%):
68,140	American Electric Power Co., Inc.	2,836,668
23,383	Entergy Corp.	2,550,618
26,060	FirstEnergy Corp.	1,788,237

		7,175,523

Energy Equipment & Services (0.5%):
11,660	Schlumberger, Ltd.	1,014,420

Food & Staples Retailing (2.6%):
114,750	Rite Aid Corp.*^	337,365
95,320	Wal-Mart Stores, Inc.	5,021,458

		5,358,823

Food Products (3.4%):
43,520	Cadbury Schweppes plc, ADR	1,924,454
31,450	ConAgra Foods, Inc.	753,228
53,191	Kraft Foods, Inc.	1,649,453
82,060	Unilever NV, New York Shares^	2,767,884

		7,095,019

Health Care Equipment & Supplies (1.1%):
82,870	Boston Scientific Corp.*	1,066,537
26,390	Covidien, Ltd.	1,167,757

		2,234,294

Health Care Providers & Services (0.1%):
7,820	CIGNA Corp.	317,257

Hotels, Restaurants & Leisure (0.4%):
53,800	Starbucks Corp.*	941,500

Household Durables (0.4%):
23,070	Sony Corp., SP ADR^	924,415

Household Products (1.2%):
18,050	Kimberly-Clark Corp.	1,165,128
18,450	Procter & Gamble Co.	1,292,791

		2,457,919

Independent Power Producers & Energy Traders (0.3%):
16,890	NRG Energy, Inc.*^	658,541

Industrial Conglomerates (2.7%):
85,790	General Electric Co.	3,175,088
22,540	Siemens AG, ADR^	2,455,507

		5,630,595

Insurance (5.0%):
61,241	AEGON NV^	896,568
43,630	Chubb Corp. (The)	2,158,813
17,717	Hartford Financial Services Group, Inc.	1,342,417
136,735	Marsh & McLennan Cos., Inc.	3,329,497
54,827	Travelers Cos., Inc. (The)	2,623,472

		10,350,767

Internet Software & Services (1.0%):
69,700	eBay, Inc.*	2,079,848

Life Sciences Tools & Services (0.3%):
20,650	Applera Corp. — Applied Biosystems Group	678,559

Media (3.7%):
71,284	Comcast Corp., Class A	1,378,633
232,875	Time Warner, Inc.	3,264,907
77,488	Viacom, Inc., Class B*	3,070,075

		7,713,615

Metals & Mining (0.8%):
35,470	Newmont Mining Corp.	1,606,791

Multiline Retail (0.4%):
34,300	Macy’s, Inc.	790,958

Oil, Gas & Consumable Fuels (4.5%):
5,500	BP plc, ADR^	333,575
11,110	ConocoPhillips	846,693
7,100	Devon Energy Corp.	740,743
20,170	Exxon Mobil Corp.	1,705,979
31,650	Occidental Petroleum Corp.	2,315,831
35,900	Royal Dutch Shell plc, ADR^	2,476,382

Shares or
Principal		Fair
Amount		Value
27,430	Williams Cos., Inc. (The)	$904,641

		9,323,844

Personal Products (0.4%):
19,230	Estee Lauder Co., Inc. (The), Class A^	881,695

Pharmaceuticals (6.5%):
69,430	Abbott Laboratories	3,829,064
97,300	Bristol-Myers Squibb Co.	2,072,490
27,120	Novartis AG, ADR	1,389,358
20,710	Roche Holding AG, ADR	1,956,776
156,276	Schering Plough Corp.	2,251,937
48,850	Wyeth	2,039,976

		13,539,601

Semiconductors & Semiconductor Equipment (0.5%):
53,031	Intel Corp.	1,123,197

Software (0.6%):
17,700	Oracle Corp.*	346,212
50,419	Symantec Corp.*	837,964

		1,184,176

Specialty Retail (1.3%):
28,780	Home Depot, Inc.	804,977
55,505	Office Depot, Inc.*^	613,330
29,160	Tyco International, Ltd.	1,284,498

		2,702,805

Thrifts & Mortgage Finance (0.8%):
48,839	Freddie Mac^	1,236,603
48,794	Sovereign Bancorp, Inc.^	454,760

		1,691,363

Tobacco (0.9%):
25,720	Altria Group, Inc.	570,984
25,720	Philip Morris International, Inc.*	1,300,918

		1,871,902

Wireless Telecommunication Services (0.1%):
45,011	Sprint Nextel Corp.	301,124

Total Common Stocks (Cost $122,465,249)		125,588,370

Convertible Bonds (8.6%):
Automobiles (0.2%):
533,000	Ford Motor Co., 4.25%, 12/15/36	457,048

Commercial Services & Supplies (1.2%):
650,000	Electronic Data Systems, Inc., 3.88%, 7/15/23	632,937
800,000	EMC Corp., 1.75%, 12/1/11 (a)	941,000
507,000	Sandisk Corp., 1.00%, 5/15/13	372,645

$512,000	Xilinx, Inc., 3.13%, 3/15/37 (a)	462,080

		2,408,662

Containers & Packaging (0.2%):
500,000	Sealed Air Corp., 3.00%, 6/30/33 (a)	488,750

Diversified Consumer Services (0.2%):
384,000	Teva Pharmaceuticals Industries, Ltd., 1.75%, 2/1/26 ^	434,400

Diversified Financial Services (0.7%):
1,300,000	Goldman Sachs Group, Inc., 2.00%, 5/9/14	1,373,450

Diversified Telecommunication Services (1.0%):
800,000	L-3 Communication Corp., 3.00%, 8/1/35 ^	999,000
525,000	Level 3 Communications, Inc., 6.00%, 3/15/10	423,937
400,000	Level 3 Communications, Inc., 2.88%, 7/15/10 ^	279,500
457,000	Lucent Technologies Corp., 2.75%, 6/15/25 ^	350,748

		2,053,185

Electric Utilities (0.0%):
38,000	PG&E Corp., 9.50%, 6/30/10	97,850

Electronic Equipment & Instruments (0.6%):
520,000	JDS Uniphase, 0.00%, 11/15/10	503,100
400,000	JDS Uniphase, 1.00%, 5/15/26 (a)	316,500
460,000	Linear Technology Corp., 3.00%, 5/1/27 (a)	431,250

		1,250,850

Health Care Equipment & Supplies (1.7%):
300,000	Advanced Medical Optics, Inc., 2.50%, 7/15/24	273,000
650,000	Beckman Coulter, 2.50%, 12/15/36 (a)^	710,937
500,000	Edwards Lifesciences Corp., 3.88%, 5/15/33 ^	503,125
525,000	Invitrogen Corp., 1.50%, 2/15/24	532,875
171,000	Invitrogen Corp., 3.25%, 6/15/25	187,245
513,000	Lifepoint Hospitals, Inc., 3.50%, 5/15/14	430,920
213,000	Medtronic, Inc., 1.50%, 4/15/11 ^	224,449
610,000	Medtronic, Inc., 1.25%, 9/15/21	608,475

		3,471,026

Health Care Providers & Services (0.4%):
625,000	Health Management Association, 4.38%, 8/1/23	621,094
157,000	ST.JUDE Medical, 1.22%, 12/15/08 (a)^	159,159

		780,253

Hotels, Restaurants & Leisure (0.4%):
500,000	Eastman Kodak Co., 3.38%, 10/15/33	484,375
200,000	International Game Technology Co., 2.60%, 12/15/36 ^	201,500

Principal		Fair
Amount		Value
$239,000	Live Nation, Inc., 2.88%, 7/15/27	$187,316

		873,191

IT Services (0.3%):
650,000	3M Co., 2.40%, 11/21/32 ^	552,500

Machinery (0.1%):
200,000	Allied Waste Technologies, 4.25%, 4/15/34 ^	183,000

Media (0.2%):
468,000	Interpublic Group of Cos., Inc., 4.75%, 3/15/23 (a)	463,905

Pharmaceuticals (1.2%):
451,000	Amgen, Inc., 0.38%, 2/1/13	391,243
1,249,000	Amgen, Inc., 0.38%, 2/1/13 (a)	1,083,507
673,000	Omnicare, Inc., 3.25%, 12/15/35	445,862
700,000	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	673,750

		2,594,362

Wireless Telecommunication Services (0.2%):
469,000	Nortel Networks Corp., 4.25%, 9/1/08	463,138

Total Convertible Bonds (Cost $18,548,312)		17,945,570

Corporate Bonds (4.8%):
Air Freight & Logistics (0.0%):
40,000	Fedex Corp., 5.50%, 8/15/09	40,960

Automobiles (0.0%):
60,000	DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	68,588

Biotechnology (0.1%):
85,000	Biogen Idec, Inc., 6.88%, 3/1/18	85,875

Capital Markets (0.1%):
10,000	Brookfield Asset Management, Inc., 8.13%, 12/15/08	10,268
45,000	Brookfield Asset Management Inc., 5.80%, 4/25/17	40,607
115,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	114,806

		165,681
Chemicals (0.0%):
60,000	ICI Wilmington, Inc., 4.38%, 12/1/08	60,311

Commercial Banks (0.4%):
320,000	Bank of America Corp., 5.75%, 12/1/17	331,150
60,000	Chase Manhattan Corp., 7.00%, 11/15/09	62,691
95,000	Citigroup, Inc., 5.88%, 5/29/37	82,512
80,000	J.P. Morgan Chase & Co., 6.00%, 2/15/09	81,236
90,000	Washington Mutual, Inc., 8.25%, 4/1/10	78,300
180,000	Wells Fargo & Co., 5.63%, 12/11/17	184,115

		820,004

Commercial Services & Supplies (0.0%):
70,000	Archer Daniels Midland Co., 5.45%, 3/15/18	70,369

Computers & Peripherals (0.0%):
35,000	Hewlett-Packard Co., 5.50%, 3/1/18	35,858

Diversified Consumer Services (1.4%):
215,000	AIG Sunamer Glob Fin Vi, 6.30%, 5/10/11 (a)	225,937
100,000	American General Finance, 4.63%, 5/15/09	99,198
50,000	American General Finance Corp., 4.63%, 9/1/10	49,820
85,000	Bear Stearns Co., Inc., 6.40%, 10/2/17	83,929
40,000	Capmark Financial Corp., 6.30%, 5/10/17 (a)	23,983
100,000	Capmark Financial Group, 5.88%, 5/10/12 (a)	63,358
60,000	CIT Group, Inc., 5.00%, 11/24/08 ^	55,152
75,000	Countrywide Home Loans, Inc., 3.25%, 5/21/08 ^	73,553
200,000	Farmers Exchange Capital, 7.05%, 7/15/28 (a)	183,638
110,000	FBG Finance, Ltd., 5.13%, 6/15/15 (a)^	108,981
10,000	Fedex Corp., 7.25%, 2/15/11	10,874
95,000	General Electric Capital Corp., 5.88%, 2/15/12 ^	100,745
80,000	General Electric Capital Corp., 4.75%, 9/15/14 ^	80,689
125,000	General Electric Captial Corp., 5.63%, 9/15/17 ^	127,907
50,000	Household Finance Corp., 4.13%, 11/16/09	49,229
60,000	Household Finance Corp., 8.00%, 7/15/10	63,317
165,000	Household Finance Corp., 6.38%, 10/15/11	169,604
65,000	HSBC Finance Corp., 6.75%, 5/15/11	67,431
135,000	Nationwide Building Society, 4.25%, 2/1/10 (a)^	138,141
50,000	Platinum Underwriters Finance, Inc., 7.50%, 6/1/17	50,222
75,000	Popular North America, Inc., 5.65%, 4/15/09	74,610
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	34,571
110,000	Sprint Capital Corp., 8.75%, 3/15/32	92,950
140,000	Telecom Italia Capital, 4.00%, 1/15/10	137,337
25,000	Telecom Italia Capital, 4.88%, 10/1/10	24,626

Principal		Fair
Amount		Value
$125,000	Telefonica Europe BV, 8.25%, 9/15/30 ^	$145,980
95,000	Textron Financial Corp., 5.13%, 2/3/11	98,799
285,000	Wachovia Capital Trust III, 5.80%, 3/15/42	203,063
100,000	Washington Mutual Preferred Funding II, 6.67%, 12/31/49 (a)^	54,000
115,000	Xlliac Global Funding, 4.80%, 8/10/10 (a)	115,146

		2,806,790

Diversified Financial Services (0.5%):
60,000	Bank of New York Mellon Corp., 4.50%, 4/1/13	60,425
90,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	93,005
205,000	Credit Suisse Group, 6.00%, 2/15/18	204,511
95,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	94,859
185,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	172,112
60,000	Lehman Brothers Holdings, 5.75%, 1/3/17	54,203
110,000	Lehman Brothers Holdings, 6.50%, 7/19/17	104,461
195,000	Lehman Brothers Holdings, 6.88%, 7/17/37	169,075

		952,651

Diversified Telecommunication Services (0.3%):
65,000	AT&T Corp. Pp, 8.00%, 11/15/31 (b)	75,953
180,000	AT&T, Inc., 6.30%, 1/15/38	174,047
135,000	France Telecom SA, 8.50%, 3/1/31	167,251
55,000	SBC Communications, Inc., 6.15%, 9/15/34 ^	52,829
105,000	Verizon Communications, Inc., 5.50%, 2/15/18	102,266

		572,346

Electric Utilities (0.3%):
15,000	Appalachian Power Co., 5.65%, 8/15/12	15,426
105,000	Arizona Public Service Co., 5.80%, 6/30/14	102,948
80,000	Carolina Power & Light Co., 5.13%, 9/15/13	83,895
65,000	Consumers Energy Co., 4.80%, 2/17/09	65,424
10,000	Consumers Energy Corp., 4.00%, 5/15/10	10,015
70,000	Detroit Edison Co., 6.13%, 10/1/10	74,153
80,000	Entergy Gulf States, Inc., 3.60%, 6/1/08	79,799
55,000	Ohio Edison, 6.40%, 7/15/16	56,666
115,000	Ohio Power Co., 6.00%, 6/1/16	115,504
45,000	Peco Energy Co., 5.35%, 3/1/18	45,620

		649,450

Electronic Equipment & Instruments (0.2%):
190,000	General Electric Co., 5.25%, 12/6/17	189,738
50,000	LG Electronics, Inc., 5.00%, 6/17/10 (a)	49,507
105,000	Philips Electronics NV, 5.75%, 3/11/18	106,985

		346,230

Energy Equipment & Services (0.0%):
55,000	Weatherford International, Ltd., 6.00%, 3/15/18 ^	55,286

Food & Staples Retailing (0.1%):
30,000	ConAgra Foods, Inc., 7.00%, 10/1/28	30,392
60,000	ConAgra Foods, Inc., 8.25%, 9/15/30	68,949
40,000	Kroger Co., 5.00%, 4/15/13	40,222
95,000	Yum! Brands, Inc., 8.88%, 4/15/11	104,697

		244,260

Gas Utilities (0.1%):
35,000	Consolidated Natural Gas, 6.25%, 11/1/11	36,981
25,000	Equitable Resources, Inc., 6.50%, 4/1/18	25,127
55,000	Texas East Transmission, 7.00%, 7/15/32	58,608

		120,716

Health Care Equipment & Supplies (0.1%):
185,000	Wright Medical Group, Inc., 2.63%, 12/1/14	181,069

Health Care Providers & Services (0.0%):
60,000	UnitedHealth Group, Inc., 6.00%, 2/15/18	58,771

Industrial Conglomerate (0.0%):
50,000	Honeywell International, Inc., 5.30%, 3/1/18	51,237

Insurance (0.3%):
50,000	AXA Financial, Inc., 6.50%, 4/1/08	50,000
100,000	Catlin Insurance Co., Ltd., 7.25%, 1/19/17 (a)	83,467
494,000	Conseco, Inc., 3.50%, 9/30/35	408,785
35,000	WellPoint, Inc., 4.25%, 12/15/09	34,943

		577,195

Machinery (0.0%):
70,000	Cooper Industries, Inc., 5.25%, 11/15/12	72,547

Media (0.1%):
110,000	Comcast Cable Communications, Inc., 6.75%, 1/30/11	114,363

Shares or
Principal		Fair
Amount		Value
$125,000	Viacom, Inc., 6.88%, 4/30/36	$120,369

		234,732

Multiline Retail (0.1%):
20,000	CVS Caremark Corp., 5.75%, 6/1/17	20,311
25,000	CVS Corp., 5.75%, 8/15/11	26,152
102,053	CVS Lease Pass Through, 6.04%, 12/10/28 (a)	97,221
80,000	Home Depot, Inc., 5.40%, 3/1/16 ^	75,196

		218,880

Oil, Gas & Consumable Fuels (0.2%):
25,000	Centerpoint Energy Resource, 7.88%, 4/1/13	27,772
30,000	Centerpoint Energy, Inc., 6.25%, 2/1/37	27,984
70,000	Marathon Oil Corp., 6.00%, 10/1/17	71,011
40,000	Marathon Oil Corp., 5.90%, 3/15/18 ^	40,208
125,000	Plains All American Pipeline, 6.70%, 5/15/36 ^	120,552
80,000	Valero Energy Corp., 3.50%, 4/1/09	79,493

		367,020

Pharmaceuticals (0.5%):
236,000	Affymetrix, 3.50%, 1/15/38 ^	222,135
35,000	Amgen, Inc., 5.85%, 6/1/17	34,972
600,000	ImClone Systems, Inc., 1.38%, 5/15/24	568,500
65,000	Medco Health Solutions, Inc., 7.13%, 3/15/18 ^	66,602
15,000	Wyeth, 5.50%, 2/15/16	15,295
45,000	Wyeth, 5.45%, 4/1/17	45,832

		953,336

Road & Rail (0.0%):
65,000	Burlington North Santa Fe, Inc., 6.13%, 3/15/09	66,255

Total Corporate Bonds (Cost $10,242,550)		9,876,417

Preferred Stocks (3.1%):
Automobiles (0.2%):
15,700	Ford Capital Trust II	461,187

Commercial Services & Supplies (0.1%):
6,715	Avery Dennison	334,273

Communications Equipment (0.3%):
900	Lucent Technologies Capital Trust I	648,000

Diversified Financial Services (1.0%):
100	Bank of America Corp.	103,300
13,200	Citigroup, Inc.	626,736
8	Fannie Mae	535,000
26,800	Sovereign Capital Trust IV	817,400

		2,082,436

Health Care Providers & Services (0.2%):
370	Healthsouth Corp.	285,362
310	Healthsouth Corp.(a)	239,088

		524,450

Household Durables (0.2%):
7,600	Newell Financial Trust I	343,900

Media (0.1%):
200	Interpublic Group of Cos., Inc.^	169,000

Multi-Utilities (0.3%):
20,000	Centerpointe Energy, Inc.	569,600

Pharmaceuticals (0.7%):
12,000	El Paso Energy Capital Trust I^	436,800
8,000	Omnicare Capital Trust II	235,000
4,628	Schering Plough	708,917

		1,380,717

Total Preferred Stocks (Cost $8,475,970)		6,513,563

U.S. Government Agency Mortgages (12.3%):
Federal Home Loan Bank (7.0%)
13,344,000	1.50%, 4/1/08 (c)	13,344,000
1,300,000	2.35%, 4/4/08 (c)	1,299,805

		14,643,805

Federal Home Loan Mortgage Corporation (3.0%)
1,817	11.00%, 9/1/15 Pool #170141	2,063
3,896	10.00%, 9/1/17 Pool #555283	4,202
5,516	10.50%, 11/1/17 Pool #360016	6,577
1,100,000	6.75%, 3/15/31	1,380,508
150,000	6.25%, 7/15/32	178,801
1,200,000	5.00%, 4/15/36, TBA+	1,188,000
1,200,000	5.00%, 3/15/37, TBA+	1,189,161
2,077,218	6.00%, 11/1/37	2,132,000

		6,081,312

Federal National Conventional Loan (0.2%)
5,598	7.50%, 2/1/31 Pool #253643	6,043
48,177	7.00%, 7/1/31 Pool #581846	51,250
153,888	7.00%, 4/1/32 Pool #581846	163,534
49,438	7.00%, 10/1/32 Pool #846419	52,591
26,254	7.00%, 10/1/34 Pool #849807	27,806
184,346	7.00%, 11/1/34 Pool #735483	195,244

		496,468

Federal National Mortgage Association (2.1%)
2,052	10.50%, 12/1/16 Pool #124783	2,240
775	7.50%, 7/1/30 Pool #541844	837
5,595	7.50%, 9/1/30 Pool #190308	6,040
1,695,000	6.63%, 11/15/30	2,097,340
5,336	7.50%, 12/1/30 Pool #541493	5,760
811	8.00%, 7/1/31 Pool #253905	879
4,664	8.00%, 5/1/32 Pool #645398	5,054
62,142	6.50%, 7/1/32 Pool #254378	64,781

Principal		Fair
Amount		Value
$111,779	5.50%, 10/1/35	$112,945
2,150,000	5.50%, 4/15/37, TBA+	2,170,156

		4,466,032

Government National Mortgage Association (0.0%)
5,550	10.00%, 10/15/21 , Pool #780488	6,646
6,223	10.50%, 4/15/25 , Pool #780127	7,452

		14,098

Total U.S. Government Agency Mortgages (Cost $25,252,492)		25,701,715

U.S. Treasury Obligations (9.6%):
U.S. Treasury Bonds (0.3%)
575,000	6.25%, 08/15/23 ^	707,744

U.S. Treasury Notes (9.3%)
1,200,000	4.88%, 5/15/09	1,243,874
1,350,000	6.00%, 8/15/09	1,432,054
1,500,000	3.50%, 11/15/09	1,545,821
500,000	3.13%, 11/30/09	512,149
3,000,000	5.75%, 8/15/10	3,286,641
650,000	4.63%, 2/29/12	709,058
100,000	2.75%, 2/28/13	101,375
3,285,000	4.25%, 8/15/13	3,576,031
4,750,000	4.25%, 11/15/13	5,183,437
1,280,000	4.00%, 2/15/14	1,380,300
300,000	4.50%, 11/15/15	331,523
75,000	4.50%, 2/15/36	77,479

		19,379,742

Total U.S. Treasury Obligations (Cost $18,859,428)		20,087,486

Asset Backed Securities (1.3%):
78,543	America West Airlines, 7.10%, 4/2/21	76,972
50,397	BAE Systems 2001 Asset Trust, 6.66%, 9/15/13 (a)	51,942
7,881	Capital Auto Receivables Asset Trust, 4.05%, 7/15/09	7,887
177,696	Capital Auto Receivables Asset Trust, 5.03%, 10/15/09	178,587
300,000	Capital Auto Receivables Asset Trust, 5.31%, 10/20/09 (a)	301,787
300,000	Capital Auto Receivables Asset Trust, 4.98%, 5/15/11	303,411
122,252	Capital One Auto Finance Trust, 5.07%, 7/15/11	120,115
157,735	Caterpillar Financial Asset Trust, 5.57%, 5/25/10	159,447
200,000	CIT Equipment Collateral, 5.07%, 2/20/10	201,682
52,475	CNH Equipment Trust, 4.27%, 1/15/10	52,579
98,269	CNH Equipment Trust, 5.20%, 6/15/10	99,083
10,061	Daimler Chrysler Auto Trust, 4.04%, 9/8/09	10,069
65,499	Ford Credit Auto Owner Trust, 5.05%, 3/15/10	65,968
225,000	Ford Credit Auto Owner Trust, 5.26%, 10/15/10	227,459
72,630	GE Equipment Small Ticket LLC, 4.88%, 10/22/09 (a)	73,083
64,496	Harley-Davidson Motorcycle Trust, 4.07%, 2/15/12	64,786
91,375	Harley-Davidson Motorcycle Trust, 3.76%, 12/17/12	91,527
96,720	Harley-Davidson Motorcyle Trust, 4.41%, 6/15/12	97,444
100,000	Hertz Vehicle Financing LLC, 4.93%, 2/25/10 (a)	98,799
12,006	Honda Auto Receivables Owner Trust, 3.87%, 4/20/09	12,023
67,250	Honda Auto Recievables Owner Trust, 4.85%, 10/19/09	67,590
19,277	Hyundai Auto Receivables Trust, 3.98%, 11/16/09	19,310
10,983	Merrill Auto Trust Securitization, 4.16%, 8/25/09	11,001
32,397	National City Auto Receivables Trust, 2.88%, 5/15/11	32,383
26,016	Nissan Auto Receivables Owner Trust, 3.99%, 7/15/09	26,072
840	USAA Auto Owner Trust, 3.90%, 7/15/09	840
6,979	Wachovia Auto Owner Trust, 4.06%, 9/21/09	6,994
50,584	Wachovia Auto Owner Trust, 4.79%, 4/20/10	50,751
125,000	Wachovia Bank Commercial Mortgage Trust, 5.42%, 12/15/43	120,498

Total Asset Backed Securities (Cost $2,620,673)		2,630,089

Collateralized Mortgage Obligations (1.2%):
Asset Backed Security- (0.0%):
11,524	Bank of America	11,537

Commercial Mortgage-Backed Securities (1.2%):
175,000	Banc of America Commercial Mortgage, Inc.	173,745
225,000	Bank of America Commercial	222,098
250,000	Bank of America Commercial Mortgage, Inc.	248,587
150,000	Bear Stearns Commercial Mortgage Securities, Inc.	148,995
175,000	Citigroup Commercial Mortgage Trust	172,059
175,000	Commercial Mortgage Pass-Through Certificates	174,908
75,000	Greenwich Capital Commercial Funding Corp.	72,971
250,000	GS Mortgage Securities Corp. II	249,602
125,000	JP Morgan Chase Commercial Mortgage	124,111
275,000	JP Morgan Chase Commercial Mortgage Security Corp.	274,687

Shares or
Principal		Fair
Amount		Value
$175,000	LB Commercial Conduit Mortgage Trust	$176,518
150,000	LB-UBS Commercial Mortgage Trust	145,617
175,000	Wachovia Bank Commercial Mortgage Trust	173,378
149,497	World Financial Properties	144,510

		2,501,786

Total Collateralized Mortgage Obligations (Cost $2,517,779)		2,513,323

Investment Companies (0.8%):
99,460	iShares MSCI Japan Index Fund^	1,230,320
5,700	iShares Russell 1000 Value Index Fund	416,898

		1,647,218

Total Investment Companies (Cost $1,853,764)		1,647,218

Collateral For Securities On Loan (17.9%):
37,419,907	Northern Trust Liquid Institutional Asset Portfolio	37,419,907

Total Collateral For Securities On Loan (Cost $37,419,907)		37,419,907

Deposit Account (0.0%):
1,507	NTRS London Deposit Account	1,507

Total Deposit Account (Cost $1,507)		1,507

Total Investment Securities (Cost $248,257,631)(d)—119.8%		249,925,165

Net other assets (liabilities) — (19.8)%		(41,247,943)

NET ASSETS — 100.0%		$208,677,222

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

+	Cash has been segregated as collateral for to be announced securities.

ADR	American Depository Receipt

LLC	Limited Liability Co.

PLC	Public Limited Co.

TBA	To be announced. Represents 2.2% of the Fund’s net assets.

(a)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable or Floating Rate Security. The reflected rate is in effect as of March 31, 2008. The maturity date reflected is the final maturity date.

(c)	The rate presented represents the effective yield at March 31, 2008.

(d)	Cost for federal income tax purposes is $250,176,895. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,928,489
Unrealized depreciation	(18,180,219)

Net unrealized depreciation	$(251,730)

The following represents the concentrations by country of risk (base on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	86.7%
Germany	3.2%
Netherlands	2.3%
United Kingdom	2.3%
Switzerland	1.6%
France	1.3%
Bermuda	1.2%
Japan	0.7%
Canada	0.3%
Israel	0.2%
Luxembourg	0.1%
Australia	0.1%
100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Schedule of Portfolio Investments

(Unaudited)	March 31, 2008

		Fair
Shares		Value
Common Stocks (95.1%):
Automobiles (2.5%):
240,176	Harley-Davidson, Inc.^	$9,006,600

Beverages (9.5%):
124,304	Brown-Forman Corp., Class B	8,231,411
1,141,278	C&C Group plc	7,115,295
438,123	Diageo plc	8,831,790
93,878	Pernod-Ricard SA^	9,666,475

		33,844,971

Chemicals (1.8%):
198,338	Scotts Co., Class A	6,430,118

Commercial Services & Supplies (2.8%):
1,361,151	Experian Group, Ltd.	9,911,139

Diversified Consumer Services (3.9%):
277,173	Career Education Corp.*^	3,525,640
222,760	Weight Watchers International, Inc.^	10,320,471

		13,846,111

Diversified Financial Services (1.9%):
197,663	Moody’s Corp.^	6,884,602

Food Products (14.5%):
1,401,774	Cadbury Schweppes plc	15,394,604
188,214	Kellogg Co.	9,892,528
23,109	SFR Nestle SA, Class B	11,554,800
441,791	Unilever plc	14,903,622

		51,745,554

Household Durables (2.7%):
138,643	Fortune Brands, Inc.	9,635,689

Household Products (9.2%):
312,000	Kao Corp.	8,849,943
96,461	Procter & Gamble Co.	6,759,022
306,206	Reckitt Benckiser Group plc	16,957,051

		32,566,016

Machinery (3.9%):
337,576	Kone Oyj, B Shares	13,866,020

Media (11.2%):
780,785	Reed Elsevier NV	14,894,936
547,163	Wolters Kluwer CVA NV	14,496,357
865,836	WPP Group plc	10,324,275

		39,715,568

Personal Products (0.8%):
65,637	Estee Lauder Co., Inc. (The), Class A	3,009,456

Pharmaceuticals (6.6%):
183,632	Novartis AG, Registered Shares	9,418,375
318,120	Pfizer, Inc.	6,658,252
96,250	Sanofi-Aventis, ADR	7,221,444

		23,298,071

Tobacco (23.8%):
240,585	Altria Group, Inc.	5,340,988
845,868	British American Tobacco plc	31,737,718
435,388	Imperial Tobacco Group plc	20,026,133
240,585	Philip Morris International, Inc.*	12,168,789
704,825	Swedish Match AB	15,363,399

		84,637,027

Total Common Stocks (Cost $284,302,097)		338,396,942

Deposit Account (4.7%):
16,518,965	NTRS London Deposit Account	16,518,965

Total Deposit Account (Cost $16,518,965)		16,518,965

Collateral For Securities On Loan (8.9%):
31,748,857	Allianz Dresdner Daily Asset Fund#	31,748,857

Total Collateral For Securities On Loan (Cost $31,748,857)		31,748,857

Total Investment Securities (Cost $332,569,919)(a)—108.7%		386,664,764

Net other assets (liabilities) — (8.7)%		(30,973,995)

NET ASSETS — 100.0%		$355,690,769

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

#	Investment in affiliate.

ADR	American Depository Receipt

PLC	Public Limited Co.

(a)	Cost for federal income tax purposes is $333,732,000. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$76,319,753
Unrealized depreciation	(23,386,989)

Net unrealized appreciation	$52,932,764

As of March 31, 2008, the Fund’s open foreign currency contract exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
	Date	Amount	Value	(Depreciation)
Short
Receive U.S. Dollars in exchange for 36,040,000 British Pounds	04/24/08	$69,890,570	$71,393,252	$(1,502,682)
Long
Deliver U.S. Dollars in exchange for 6,800,000 British Pounds	04/24/08	$13,634,816	$13,470,425	$(164,391)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United Kingdom	33.3%
United States	32.2%
Netherlands	8.3%
Switzerland	5.9%
Ireland	4.8%
France	4.8%
Sweden	4.3%
Finland	3.9%
Japan	2.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund

Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.6%):
Diversified REITs (11.5%):
132,901	British Land Co. plc	$2,419,136
414,354	DB RREEF Trust	644,767
2,471	Fonciere des Regions	363,696
2,373	Gecina SA	354,405
297,652	GPT Group^	894,862
18,392	Insight Foundation Property Trust	23,452
47,195	Liberty Property Trust	1,468,236
120,208	Mirvac Group	445,757
4	MORI TRUST Sogo Reit, Inc.^	34,379
5,272	PS Business Parks, Inc.^	273,617
120,576	Segro plc	1,215,243
19,606	Shaftesbury plc	224,758
297,733	Stockland Trust Group^	1,907,599
15,267	Unibail	3,934,007
700	Ventas, Inc.	31,437
24,060	Vornado Realty Trust	2,074,213
3,904	Wereldhave NV^	481,518

		16,791,082

Health Care Providers & Services (0.5%):
22,450	Brookdale Senior Living, Inc.^	536,555
3,960	Care Investment Trust, Inc.^	41,778
11,800	Extendicare Real Estate Investment Trust	134,535

		712,868

Industrial REITs (2.9%):
16,085	AMB Property Corp.	875,346
116,734	Brixton plc	764,295
16,520	DCT Industrial Trust, Inc.^	164,539
191,233	Macquarie Goodman Group	757,457
18,350	Prologis	1,080,081
36,233	Prologis European Properties	574,304
3,650	U-Store-It Trust^	41,354

		4,257,376

Office REITs (8.3%):
28,574	Boston Properties, Inc.^	2,630,808
11,647	Brandywine Realty Trust	197,533
19,000	Capitacommerical Trust	30,903
192,100	Capitaretail China Trust	182,861
24,579	Derwent Valley Holdings plc	740,685
12,200	Douglas Emmett Inc.^	269,132
41,290	Duke Realty Corp.^	941,825
67,553	Great Portland Estates plc	709,700
239	ICADE	35,610
81	Japan Real Estate Investment Corp.	944,807
4,880	Kilroy Realty Corp.^	239,657
50,680	Mack-Cali Realty Corp.^	1,809,783
1,006,000	Macquarie Meag Prime Reit	899,592
117	Nippon Building Fund, Inc.	1,494,255
26	Nomura Real Estate Office Fund, Inc.	211,127
1,119	SL Green Realty Corp.^	91,165
3,757	Societe Immobiliere de Locationpour l’Industrie et le Commerce	569,721

		11,999,164

Real Estate Management & Development (40.0%):
133,000	Agile Property Holdings, Ltd.^	141,510
29,157	Alstria Office AG*	621,229
363,482	Beni Stabili SPA	455,766
65,616	Big Yellow Group plc	565,951
164,542	Brookfield Properties Corp.^	3,177,306
3,273	CA Immobilien Anlagen AG*	69,848
55,741	Capital & Regional plc	607,376
250,000	Capitaland, Ltd.^	1,166,435
30,322	Castellum AB	370,721
877,000	China Overseas Land & Investment, Ltd.	1,633,119
449,000	China Resources Land, Ltd.	783,868
17,290	Citycon Oyj^	105,890
20,750	Conwert Immobilien Invest AG*	348,899
31,375	Forest City Enterprises, Inc., Class A^	1,154,600
14,490	Goldcrest Co., Ltd.^	333,822
60,364	Grainger Trust plc^	492,029
778,500	Guangzhou R&F Properties Co., Ltd.^	2,088,735
477,000	Hang Lung Properties, Ltd.	1,704,813
287,000	Henderson Land Development Co., Ltd.	2,072,226
724,500	Hongkong Land Holdings, Ltd.	3,004,594
71,197	Hufvudstaden AB	749,301
310,049	Hysan Development Co., Ltd.^	867,688
61,656	Immofinanz Immobilien Anlagen AG	667,751
10,147	IVG Immobilien AG	285,821
214	K.K. DaVinci Advisors*^	164,670
320,348	Kerry Properties, Ltd.^	1,949,420
421,500	KWG Property Holding, Ltd.*	359,184
14,000	Mandarin Oriental International, Ltd.	26,650
157,758	Minerva plc*	300,482
308,000	Mitsubishi Estate Co., Ltd.	7,502,259
275,000	Mitsui Fudosan Co., Ltd.	5,597,354
30,453	Morgans Hotel Group*^	451,313
217,944	New World Development Co., Ltd.^	527,310
954	NTT Urban Development Corp.^	1,390,366
5,128	PSP Swiss Property AG*	346,263
60,796	Quintain Estates & Development plc	543,709
57,181	Risanamento SPA*^	168,331
120,500	Shimao Property Holdings Ltd.	215,816
42,000	Sino Land Co., Ltd.	91,652
50,305	Sponda Oyj	656,677
223,000	Sumitomo Realty & Development Co.	4,024,677
451,000	Sun Hung Kai Properties, Ltd.	7,103,351
27,000	Swire Pacific, Ltd., Class A	306,343
18,500	TOC Co., Ltd.	139,076
51,234	Unite Group plc	332,944
1,113,000	United Industrial Corp., Ltd.	2,233,342
1,880	Weingarten Realty Investors^	64,747
270,000	Wheelock Properties, Ltd.	389,834

		58,355,068

Residential REITs (8.5%):
33,150	AvalonBay Communities, Inc.^	3,199,638
17,884	BRE Properties, Inc.^	814,795

		Fair
Shares		Value
23,230	Camden Property Trust^	$1,166,146
13,425	Equity Lifestyle Properties, Inc.^	662,792
93,861	Equity Residential Properties Trust	3,894,293
5,018	Essex Property Trust, Inc.^	571,952
15,090	GMH Communities Trust^	130,981
29,031	Post Properties, Inc.^	1,121,177
58,142	Strategic Hotels & Resorts, Inc.^	763,405

		12,325,179

Retail REITs (20.9%):
21,020	Acadia Realty Trust^	507,633
46,100	BR Malls Participacoes SA*	410,012
156,000	CapitaMall Trust	395,433
2,190	Cedarshopping Centers, Inc.^	25,579
562,000	Centro Retail Group	178,285
227,801	CFS Retail Property Trust^	451,668
7,288	Corio NV	638,419
2,840	Developers Diversified Realty Corp.^	118,939
3,851	Equity One, Inc.^	92,309
6,740	Eurocommercial Properties NV	376,500
13,115	Federal Realty Investment Trust^	1,022,314
29,436	General Growth Properties, Inc.^	1,123,572
68,189	Hammerson plc^	1,507,166
495	Kimco Realty Corp.^	19,389
10,160	Klepierre	623,304
103,446	Land Securities Group plc	3,097,132
51,751	Liberty International plc^	1,001,611
19,656	Macerich Co. (The)^	1,381,227
8,540	Ramco-Gershenson Properties Trust^	180,279
30,441	Regency Centers Corp.^	1,971,359
10,200	RioCan	205,749
52,835	Simon Property Group, Inc.	4,908,900
70,625	Starwood Hotels & Resorts Worldwide, Inc.	3,654,844
6,655	Taubman Centers, Inc.	346,726
384,338	Westfield Group^	6,274,748

		30,513,097

Specialized REITs (5.0%):
68,003	Assisted Living Concepts, Inc.*^	400,538
13,715	DiamondRock Hospitality, Co.^	173,769
45,785	Healthcare Realty Trust, Inc.^	1,197,278
17,898	Hersha Hospitality Trust^	161,619
166,245	Host Hotels & Resorts, Inc.	2,646,620
3,170	LaSalle Hotel Properties	91,074
38,020	Millennium & Copthorne Hotels plc	313,047
10,463	Public Storage, Inc.	927,231
80,737	Safestore Holdings, Ltd.	257,924
27,515	Senior Housing Properties Trust^	652,106
11,137	Sovran Self Storage, Inc.^	475,661

		7,296,867

Total Common Stocks (Cost $154,362,401)		142,250,701

Deposit Account (1.7%):
2,513,313	NTRS London Deposit Account	2,513,313

Total Deposit Account (Cost $2,513,313)		2,513,313

Collateral For Securities On Loan (27.1%):
39,579,403	Northern Trust Liquid Institutional Asset Portfolio	39,579,403

Total Collateral For Securities On Loan (Cost $39,579,403)		39,579,403

Total Investment Securities (Cost $196,455,117)(a)—126.4%		184,343,417

Net other assets (liabilities) — (26.4)%		(38,548,321)

NET ASSETS — 100.0%		$145,795,096

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

PLC	Public Limited Co.

REIT	Real Estate Investment Trust

SPA	Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $199,044,218. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,577,240
Unrealized depreciation	(20,278,041)

Net unrealized depreciation	$(14,700,801)

As of March 31, 2008, the Fund’s open foreign currency contract exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
	Date	Amount	Value	(Depreciation)
Short
Receive U.S. Dollars in exchange for 23,991 Australian Dollar	04/01/08	$22,047	$21,920	$127
Receive U.S. Dollars in exchange for 24,013 British Pounds	04/01/08	$48,026	$47,652	374

			Totals	$501

Long
Deliver U.S. Dollars in exchange for 30,393 Euro Dollars	04/01/08	$48,026	$47,978	$(48)
Deliver U.S. Dollars in exchange For 36,601,753 Japanese Yen	04/01/08	$371,177	$367,266	(3,911)
Deliver U.S. Dollars in exchange For 24,167 Singapore Dollars	04/01/08	$17,506	$17,562	56

			Totals	$(3,903)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	35.4%
Japan	15.1%
Hong Kong	13.6%
United Kingdom	10.4%
Australia	8.0%
France	4.1%
Singapore	3.7%
Canada	2.4%
Bermuda	2.1%
Netherlands	1.0%
Sweden	0.8%
Austria	0.8%
Germany	0.6%
Finland	0.5%
Italy	0.4%
Luxembourg	0.4%
Brazil	0.3%
Switzerland	0.2%
China	0.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund

Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.5%):
Aerospace & Defense (1.8%):
73,660	Raytheon Co.	$4,759,172

Air Freight & Logistics (0.7%):
21,210	FedEx Corp.	1,965,531

Airline (0.2%):
29,040	UAL Corp.	625,231

Automobiles (0.5%):
44,050	Honda Motor Co., Ltd., ADR^	1,269,080

Beverages (1.6%):
68,730	Coca-Cola Co.	4,183,595

Capital Markets (1.7%):
128,400	Charles Schwab Corp.	2,417,772
53,690	Merrill Lynch & Co., Inc.	2,187,331

		4,605,103

Chemicals (3.9%):
110,410	Bayer AG, ADR^	8,887,530
30,690	E.I. Du Pont de Nemours & Co.	1,435,065

		10,322,595

Commercial Banks (2.2%):
58,450	PNC Financial Services Group, Inc.	3,832,567
35,530	SunTrust Banks, Inc.	1,959,124

		5,791,691

Communications Equipment (1.7%):
435,050	Alcatel-Lucent, ADR^	2,505,888
85,610	Cisco Systems, Inc.*	2,062,345

		4,568,233

Computers & Peripherals (1.3%):
36,150	EMC Corp.*	518,391
64,690	Hewlett-Packard Co.	2,953,745

		3,472,136

Diversified Financial Services (6.8%):
98,632	Bank of America Corp.	3,739,139
175,220	Citigroup, Inc.	3,753,212
243,506	JP Morgan Chase & Co.	10,458,583

		17,950,934

Diversified Telecommunication Services (4.3%):
31,504	Embarq Corp.	1,263,310
89,910	France Telecom SA, ADR^	3,019,178
197,960	Verizon Communications, Inc.	7,215,642

		11,498,130

Electric Utilities (5.5%):
131,670	American Electric Power Co., Inc.	5,481,422
49,750	Entergy Corp.	5,426,730
53,910	FirstEnergy Corp.	3,699,304

		14,607,456

Energy Equipment & Services (0.7%):
22,460	Schlumberger, Ltd.	1,954,020

Food & Staples Retailing (4.2%):
219,360	Rite Aid Corp.*^	644,918
197,220	Wal-Mart Stores, Inc.	10,389,550

		11,034,468

Food Products (5.4%):
90,050	Cadbury Schweppes plc, ADR	3,982,011
62,690	ConAgra Foods, Inc.	1,501,425
100,964	Kraft Foods, Inc.	3,130,894
169,780	Unilever NV, New York Shares^	5,726,679

		14,341,009

Health Care Equipment & Supplies (1.7%):
163,320	Boston Scientific Corp.*	2,101,929
52,685	Covidien, Ltd.	2,331,311

		4,433,240

Health Care Providers & Services (0.2%):
14,960	CIGNA Corp.	606,927

Hotels, Restaurants & Leisure (0.7%):
105,070	Starbucks Corp.*^	1,838,725

Household Durables (0.7%):
44,110	Sony Corp., SP ADR^	1,767,488

Household Products (1.8%):
34,930	Kimberly-Clark Corp.	2,254,732
35,630	Procter & Gamble Co.	2,496,594
		4,751,326

Independent Power Producers & Energy Traders (0.5%):
32,350	NRG Energy, Inc.*^	1,261,326

Industrial Conglomerates (4.2%):
164,260	General Electric Co.	6,079,263
46,630	Siemens AG, ADR^	5,079,872

		11,159,135

Insurance (7.9%):
118,190	AEGON NV^	1,730,302
90,270	Chubb Corp. (The)	4,466,560
36,660	Hartford Financial Services Group, Inc.	2,777,728
261,030	Marsh & McLennan Cos., Inc.	6,356,080
115,528	Travelers Cos., Inc. (The)	5,528,015

		20,858,685

Internet Software & Services (1.5%):
134,020	eBay, Inc.*	3,999,157

Life Sciences Tools & Services (0.5%):
42,720	Applera Corp. — Applied Biosystems Group	1,403,779

Media (5.7%):
135,860	Comcast Corp., Class A	2,627,532
443,840	Time Warner, Inc.	6,222,637
160,310	Viacom, Inc., Class B*	6,351,482

		15,201,651

Metals & Mining (1.2%):
73,390	Newmont Mining Corp.	3,324,567

Multiline Retail (0.6%):
65,650	Macy’s, Inc.	1,513,889

Oil, Gas & Consumable Fuels (7.2%):
10,560	BP plc, ADR^	640,464
21,288	ConocoPhillips	1,622,359
14,700	Devon Energy Corp.	1,533,651
41,742	Exxon Mobil Corp.	3,530,538
65,490	Occidental Petroleum Corp.	4,791,903
74,280	Royal Dutch Shell plc, ADR^	5,123,834

		Fair
Shares		Value
56,760	Williams Cos., Inc. (The)	$1,871,945

		19,114,694

Personal Products (0.7%):
39,780	Estee Lauder Co., Inc. (The), Class A^	1,823,913

Pharmaceuticals (10.1%):
135,110	Abbott Laboratories	7,451,317
184,510	Bristol-Myers Squibb Co.	3,930,063
56,110	Novartis AG, ADR	2,874,515
42,850	Roche Holding AG, ADR	4,048,665
323,320	Schering Plough Corp.	4,659,041
95,030	Wyeth	3,968,453

		26,932,054

Semiconductors & Semiconductor Equipment (0.8%):
103,270	Intel Corp.	2,187,259

Software (0.9%):
36,620	Oracle Corp.*	716,287
104,320	Symantec Corp.*	1,733,799

		2,450,086

Specialty Retail (2.1%):
59,540	Home Depot, Inc.^	1,665,334
103,972	Office Depot, Inc.*^	1,148,890
60,335	Tyco International, Ltd.	2,657,757

		5,471,981

Thrifts & Mortgage Finance (1.3%):
101,040	Freddie Mac	2,558,333
93,740	Sovereign Bancorp, Inc.^	873,657

		3,431,990

Tobacco (1.5%):
53,210	Altria Group, Inc.	1,181,262
53,210	Philip Morris International, Inc.*	2,691,362

		3,872,624

Wireless Telecommunication Services (0.2%):
93,136	Sprint Nextel Corp.	623,080

Total Common Stocks (Cost $230,927,201)		250,975,960

U.S. Government Agency Mortgage (2.8%):
7,360,000	Federal Home Loan Bank, 1.50%, 4/1/08 (a)	7,360,000

Total U.S. Government Agency Mortgage (Cost $7,360,000)		7,360,000

Deposit Account (0.0%):
312	NTRS London Deposit Account	312

Total Deposit Account (Cost $312)		312

Collateral For Securities On Loan (11.9%):
31,695,522	Northern Trust Liquid Institutional Asset Portfolio	31,695,522

Total Collateral For Securities On Loan (Cost $31,695,522)		31,695,522

Investment Companies (2.7%):
Diversified Financial Services (2.7%):
188,650	Financial Select Sector SPDR Fund^	4,682,293
205,780	iShares MSCI Japan Index Fund^	2,545,499

Total Investment Companies (Cost $7,961,971)		7,227,792

Total Investment Securities (Cost $277,945,006)(b)—111.9%		297,259,586

Net other assets (liabilities) — (11.9)%		(31,602,498)

NET ASSETS — 100.0%		$265,657,088

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Limited Co.

(a)	The rate presented represents the effective yield at March 31, 2008.

(b)	Cost for federal income tax purposes is $279,386,399. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$42,120,303
Unrealized depreciation	(24,247,116)

Net unrealized appreciation	$17,873,187

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	79.8%
Germany	5.3%
United Kingdom	3.7%
Netherlands	3.5%
Switzerland	2.6%
France	2.1%
Bermuda	1.9%
Japan	1.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund

Schedule of Portfolio Investments	March 31, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.3%):
Air Freight & Logistics (4.8%):
217,249	C.H. Robinson Worldwide, Inc.	$11,818,346
200,840	Expeditors International of Washington, Inc.	9,073,951

		20,892,297

Airline (0.6%):
116,738	UAL Corp.^	2,513,369

Capital Markets (2.3%):
245,142	Calamos Asset Management, Inc., Class A^	3,990,912
98,140	Morningstar, Inc.*^	6,020,889

		10,011,801

Chemicals (1.9%):
402,974	Nalco Holding Co.^	8,522,900

Commercial Services & Supplies (6.3%):
146,309	Corporate Executive Board Co.	5,922,588
204,908	Iron Mountain, Inc.*^	5,417,768
134,819	Lamar Advertising Co.*^	4,844,047
211,032	Monster Worldwide, Inc.*^	5,109,085
121,437	Stericycle, Inc.*^	6,254,005

		27,547,493

Construction & Engineering (2.1%):
124,198	Aecom Technology Corp.*^	3,230,390
176,690	Gafisa SA, ADR*^	5,894,378

		9,124,768

Construction Materials (3.5%):
106,190	Martin Marietta Materials, Inc.^	11,274,192
66,073	Texas Industries, Inc.^	3,971,648

		15,245,840

Distributors (2.3%):
2,708,000	Li & Fung, Ltd.	10,132,683

Diversified Consumer Services (1.9%):
91,523	Apollo Group, Inc., Class A*	3,953,793
67,045	New Oriental Education & Technology Group, Inc., ADR*	4,348,539

		8,302,332

Diversified Financial Services (5.2%):
342,737	GLG Partners, Inc.*^	4,068,288
57,703	Intercontinental Exchange, Inc.*	7,530,242
250,729	Leucadia National Corp.^	11,337,965

		22,936,495

Gas Utilities (1.6%):
127,610	Questar Corp.^	7,217,622

Health Care Equipment & Supplies (1.4%):
127,751	Gen-Probe, Inc.*^	6,157,598

Hotels, Restaurants & Leisure (9.0%):
125,983	Choice Hotels International, Inc.	4,297,280
191,144	Marriott International, Inc., Class A^	6,567,708
556,276	Starbucks Corp.*^	9,734,830
189,900	Wynn Resorts, Ltd.^	19,111,536

		39,711,354

Household Durables (1.9%):
55,429	Mohawk Industries, Inc.*^	3,969,271
7,128	NVR, Inc.*^	4,258,980

		8,228,251

Insurance (1.1%):
14,358	Allegheny Corp.*^	4,903,093

Internet & Catalog Retail (4.2%):
175,701	Ctrip.com International, Ltd., ADR^	9,315,667
76,089	Priceline.com, Inc.*^	9,196,117

		18,511,784

Internet Software & Services (7.1%):
142,268	Akamai Technologies, Inc.*^	4,006,267
2,620,000	Alibaba.com, Ltd.*(a)^	5,492,588
42,149	Baidu.com, Inc., ADR*^	10,100,165
65,075	Equinix, Inc.*^	4,326,837
30,958	NHN Corp.*	7,243,070

		31,168,927

Life Sciences Tools & Services (5.2%):
174,643	Illumina, Inc.*^	13,255,404
140,453	Techne Corp.*^	9,460,914

		22,716,318

Media (6.3%):
599,746	Aeroplan Income Fund	10,665,917
294,916	Discovery Holding Co., Class A*	6,258,118
101,212	Focus Media Holding, Ltd.*^	3,557,602
290,902	Grupo Televisa SA, ADR^	7,051,464

		27,533,101

Oil, Gas & Consumable Fuels (12.5%):
170,328	Covanta Holding Corp.*	4,684,020
82,463	Range Resources Corp.^	5,232,277
517,998	Southwestern Energy Co.*^	17,451,353
353,940	Ultra Petroleum Corp.*	27,430,350

		54,798,000

Pharmaceuticals (1.3%):
101,971	Allergan, Inc.	5,750,145

Real Estate Management & Development (2.5%):
181,548	Brookfield Asset Management, Inc., Class A^	4,870,933
166,707	Forest City Enterprises, Inc., Class A^	6,134,817

		11,005,750

Software (5.3%):
112,315	IHS, Inc., Class A*^	7,222,978
125,606	Salesforce.com, Inc.*^	7,268,819
1,553,000	Tencent Holdings, Ltd.^	8,840,831

		23,332,628

Specialty Retail (3.8%):
165,977	Abercrombie & Fitch Co., Class A^	12,139,558

Shares or
Principal		Fair
Amount		Value
156,489	Lululemon Athletica, Inc.*^	$4,448,982

		16,588,540

Textiles, Apparel & Luxury Goods (1.6%):
235,941	Coach, Inc.*	7,113,621

Transportation Infrastructure (1.5%):
144,071	Grupo Aeroportuario del Pacifico SA de C.V., ADR	6,483,195

Wireless Telecommunication Services (1.1%):
155,349	NII Holdings, Inc., Class B*	4,936,991

Total Common Stocks (Cost $427,058,210)		431,386,896

U.S. Government Agency Mortgages (1.7%):
7,552,000	Federal Home Loan Bank, 1.50%, 4/1/08 (b)	7,552,000

Total U.S. Government Agency Mortgages (Cost $7,552,000)		7,552,000

Deposit Account (0.0%):
34,656	NTRS London Deposit Account	34,656

Total Deposit Account (Cost $34,656)		34,656

Collateral For Securities On Loan (33.5%):
146,850,085	Northern Trust Liquid Institutional Asset Portfolio	146,850,085

Total Collateral For Securities On Loan (Cost $146,850,085)		146,850,085

Total Investment Securities (Cost $581,494,951)(c)—133.5%		585,823,637

Net other assets (liabilities) — (33.5)%		(147,032,423)

NET ASSETS — 100.0%		$438,791,214

Percentages indicated are based on net assets as of March 31, 2008.

^	All or a portion of security is loaned as of March 31, 2008.

*	Non-income producing security

ADR	American Depository Receipt

(a)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	The rate presented represents the effective yield at March 31, 2008.

(c)	Cost for federal income tax purposes is $584,474,903. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$49,729,319
Unrealized depreciation	(48,380,585)

Net unrealized appreciation	$1,348,734

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2008:

Country	Percentage
United States	71.3%
Canada	10.8%
Cayman Islands	6.2%
Hong Kong	4.3%
Mexico	3.1%
Korea	1.7%
Brazil	1.3%
China	1.3%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2008 (Unaudited)
1.	Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 36 separate investment portfolios (referred to individually as a “Fund” and collectively, the “Funds”), each of which is a series of the Trust, as follows:
•	AZL AIM International Equity Fund

•	AZL Columbia Technology Fund

•	AZL Davis NY Venture Fund

•	AZL Dreyfus Founders Equity Growth Fund

•	AZL Dreyfus Premier Small Cap Value Fund

•	AZL First Trust Target Double Play Fund

•	AZL Franklin Small Cap Value Fund

•	AZL Jennison 20/20 Focus Fund

•	AZL Jennison Growth Fund

•	AZL Legg Mason Growth Fund

•	AZL Legg Mason Value Fund

•	AZL LMP Large Cap Growth Fund

•	AZL Money Market Fund

•	AZL NACM International Fund

•	AZL Neuberger Berman Regency Fund

•	AZL OCC Opportunity Fund

•	AZL OCC Value Fund

•	AZL Oppenheimer Global Fund

•	AZL Oppenheimer International Growth Fund

•	AZL Oppenheimer Main Street Fund

•	AZL PIMCO Fundamental IndexPLUS Total Return Fund

•	AZL S&P 500 Index Fund

•	AZL Schroder Emerging Markets Equity Fund

•	AZL Schroder International Small Cap Fund

•	AZL Small Cap Stock Index Fund

•	AZL TargetPLUS Balanced Fund

•	AZL TargetPLUS Equity Fund

•	AZL TargetPLUS Growth Fund

•	AZL TargetPLUS Moderate Fund

•	AZL Turner Quantitative Small Cap Growth Fund

•	AZL Van Kampen Comstock Fund

•	AZL Van Kampen Equity and Income Fund

•	AZL Van Kampen Global Franchise Fund

•	AZL Van Kampen Global Real Estate Fund

•	AZL Van Kampen Growth and Income Fund

•	AZL Van Kampen Mid Cap Growth Fund
All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZLVan Kampen Global Franchise Fund, and AZLVan Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZLVan Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.
Security Valuation
Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Funds’ net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities.
Investment Transactions
Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period.
Real Estate Investment Trusts
The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.
Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.
Mortgage Dollar Roll Transactions
The Funds may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage

Corporation. In a dollar roll transaction, the Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.
Futures Contracts
The Funds (except for the AZL First Trust Target Double Play Fund, AZL Money Market Fund and AZL TargetPLUS Equity Fund) may enter into futures contracts. The Funds may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.
Loan Participations and Assignments
The Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders it acquires direct rights against the borrower on the loan.
Options Contracts
The Funds (except for the AZL First Trust Target Double Play Fund, AZL Money Market Fund and AZL TargetPLUS Equity Fund) may write call and put options on instruments in which it may invest. Writing put options tend to increase the Fund’s exposure to the underlying instrument. Writing call options tend to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Funds as a writer of an option have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market. The Funds may also purchase put and call options. Purchasing call options tend to increase the Funds’ exposure to the underlying instrument. Purchasing put options tend to decrease the Funds’ exposure to the underlying instrument.

The Funds pay a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

     Transactions in options written for the AZL PIMCO Fundamental IndexPLUS Total Return Fund during the period ended March 31, 2008 were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2007	(1,380)	$(167,340)
Options written	(640)	(258,348)
Options exercised	2	837
Options bought back	720	87,769
Options expired	32	20,805

Options outstanding at March 31, 2008	(1,266)	$(316,277)

Transactions in options written for the AZL TargetPLUS Balanced Fund during the period ended March 31, 2008 were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2007	(187)	$(48,626)
Options written	(4)	(3,803)
Options exercised	3	1,631
Options bought back
Options expired	4	1,816

Options outstanding at March 31, 2008	(184)	$(48,982)

Transactions in options written for the AZL TargetPLUS Growth Fund during the period ended March 31, 2008 were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2007	(191)	$(54,028)
Options written	(4)	(3,803)
Options exercised	4	2,050
Options bought back
Options expired	7	3,290

Options outstanding at March 31, 2008	(184)	$(52,491)

Transactions in options written for the AZL Target PLUS Moderate Fund during the period ended March 31, 2008 were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2007	(211)	(60,184)
Options written	(4)	(3,803)
Options exercised	3	2,006
Options bought back
Options expired	8	3,849

Options outstanding at March 31, 2008	(204)	$(58,132)

Swap Agreements
The AZL PIMCO Fundamental IndexPLUS Total Return Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return and credit default swap agreements to manage its exposure to market and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty.
Short Sales
The AZL PIMCO Fundamental IndexPLUS Total Return Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund may engage in short sales. In a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. Short sales involve elements of market risk and exposure. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short.
Securities Lending
To generate additional income, each Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At March 31, 2008, the Funds had the following amounts outstanding related to securities lending:

	Value of Collateral	Value of Loaned Securities
AZL AIM International Equity Fund	$39,260,542	$37,733,218
AZL Columbia Technology Fund	20,697,043	20,166,597
AZL Davis NY Venture Fund	59,226,103	58,452,739
AZL Dreyfus Founders Equity Growth Fund	24,403,864	24,130,532
AZL Dreyfus Premier Small Cap Value Fund	11,680,271	11,244,397
AZL First Trust Target Double Play Fund	25,797,893	25,314,090
AZL Franklin Small Cap Value Fund	145,483,794	142,915,840
AZL Jennison 20/20 Focus Fund	37,755,307	37,674,681
AZL Jennison Growth Fund	7,370,838	7,243,402
AZL Legg Mason Growth Fund	47,369,880	46,291,743
AZL Legg Mason Value Fund	16,041,532	15,629,870
AZL LMP Large Cap Growth Fund	40,348,181	39,237,483
AZL NACM International Fund	3,242,001	3,125,411
AZL Nueberger Berman Regency Fund	22,141,510	21,499,772
AZL OCC Opportunity Fund	47,067,422	45,252,972
AZL OCC Value Fund	64,138,975	62,490,019
AZL Oppenheimer Global Fund	21,790,055	21,209,651
AZL Oppenheimer International Growth Fund	33,642,837	32,142,700
AZL Oppenheimer Main Street Fund	6,640,921	6,521,151
AZL PIMCO Fundamental IndexPLUS Total Return Fund	2,196,185	2,159,296
AZL S&P 500 Index Fund	1,917,308	1,883,355
AZL Schroder Emerging Markets Equity Fund	35,483,327	34,159,019
AZL Schroder International Small Cap Fund	9,970,041	9,784,016
AZL Small Cap Stock Fund	9,765,007	9,603,193
AZL TargetPLUS Balanced Fund	4,224,469	4,130,161
AZL TargetPLUS Equity Fund	28,668,293	28,037,084
AZL TargetPLUS Growth Fund	16,309,469	15,936,195
AZL TargetPLUS Moderate Fund	9,408,177	9,202,035
AZL Turner Quantitative Small Cap Growth Fund	24,572,925	24,034,056
AZL Van Kampen Comstock Fund	36,073,860	34,758,804
AZL Van Kampen Equity and Income Fund	38,414,880	37,658,971
AZL Van Kampen Global Franchise Fund	31,748,857	30,610,578
AZL Van Kampen Global Real Estate Fund	39,582,501	38,727,677
AZL Van Kampen Growth and Income Fund	32,165,427	31,552,253
AZL Van Kampen Mid Cap Growth Fund	146,850,085	142,647,115
Northern Trust Company is the Securities Lending Agent for all of the Funds (except for the AZL Dreyfus Premier Small Cap Value Fund, the AZL LMP Large Cap Growth Fund, the AZL OCC Opportunity Fund, the AZL Oppenheimer International Growth Fund, the AZL Van Kampen Comstock Fund, and the AZL Van Kampen Global Franchise Fund). These Funds received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short-term instruments from Goldman Sachs, as well as U.S. Treasury Bonds and U.S. Treasury Notes at March 31, 2008. Information on the investment of cash collateral is shown in the Schedules.

Dresdner Kleinwort, an affiliate of Allianz, is the Securities Lending Agent for the AZL Dreyfus Premier Small Cap Value Fund, the AZL LMP Large Cap Growth Fund, the AZL OCC Opportunity Fund, the AZL Oppenheimer International Growth Fund, the AZL Van Kampen Comstock Fund, and the AZL Van Kampen Global Franchise Fund. These Funds received cash collateral for securities loaned. The cash was invested in and Allianz Dresdner Daily Asset Fund at March 31, 2008. Information on the investment of cash collateral is shown in the Schedules.
3.	Investment Valuation Summary

The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the valuations as of March 31, 2008 for each Fund based upon the three levels defined above:

				LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices			Observable Inputs		Total
	Investment	Securities	Other Financial	Investment	Other Financial	Investment	Securities	Other Financial
Fund Name	Securities	Sold Short	Instruments*	Securities	Instruments*	Securities	Sold Short	Instruments*
AZL AIM International Equity Fund	$36,712,551	$—	$—	$320,940,168	$960	$357,652,719	$—	$960
AZL Columbia Technology Fund	68,460,545	—	—	25,438,894	—	93,899,439	—	—
AZL Davis NY Venture Fund	436,203,740	—	—	111,842,235	—	548,045,975	—	—
AZL Dreyfus Founders Equity Growth Fund	227,946,091	—	—	30,466,314	—	258,412,405	—	—
AZL Dreyfus Premier Small Cap Value Fund	48,944,769	—	—	12,299,090	—	61,243,859	—	—
AZL First Trust Target Double Play Fund	79,860,076	—	—	27,971,601	—	107,831,677	—	—
AZL Franklin Small Cap Value Fund	303,916,059	—	—	155,614,968	—	459,531,027	—	—
AZL Jennison 20/20 Focus Fund	311,452,919	—	—	55,387,567	—	366,840,486	—	—
AZL Jennison Growth Fund	50,988,151	—	—	10,501,882	—	61,490,033	—	—
AZL Legg Mason Growth Fund	158,985,104	—	—	56,073,098	—	215,058,202	—	—
AZL Legg Mason Value Fund	303,301,917	—	—	29,137,481	—	332,439,398	—	—
AZL LMP Large Cap Growth Fund	230,837,182	—	—	40,349,721	—	271,186,903	—	—
AZL Money Market Fund	—	—	—	738,426,592	—	738,426,592	—	—
AZL NACM International Fund	—	—	—	78,632,106	(964)	78,632,106	—	(964)
AZL Neuberger Berman Regency Fund	81,633,667	—	—	23,283,627	—	104,917,294	—	—
AZL OCC Opportunity Fund	147,584,321	—	—	48,357,167	—	195,941,488	—	—
AZL OCC Value Fund	321,541,133	—	—	75,941,198	—	397,482,331	—	—
AZL Oppenheimer Global Fund	72,697,475	—	—	128,539,911	—	201,237,386	—	—
AZL Oppenheimer International Growth Fund	12,279,854	—	—	243,290,510	—	255,570,364	—	—
AZL Oppenheimer Main Street Fund	108,970,682	—	—	7,539,166	—	116,509,848	—	—
AZL PIMCO Fundamental IndexPLUS Total Return Fund	813	(928,688)	1,831,748	105,972,945	67,991	105,973,758	(928,688)	1,899,739
AZL S&P 500 Index Fund	29,119,444	—	13,520	2,716,946	—	31,836,390	—	13,520
AZL Schroder Emerging Markets Equity Fund	38,007,125	—	—	188,800,878	—	226,808,003	—	—
AZL Schroder International Small Cap Fund	—	—	—	89,793,879	—	89,793,879	—	—
AZL Small Cap Stock Index Fund	18,701,144	—	15,649	10,287,618	—	28,988,762	—	15,649
AZL TargetPLUS Balanced Fund	8,944,234	—	20,106	14,077,900	(77,086)	23,022,134	—	(56,980)
AZL TargetPLUS Equity Fund	68,157,662	—	—	42,258,305	(305)	110,415,967	—	(305)
AZL TargetPLUS Growth Fund	41,542,093	—	16,942	26,890,984	(71,637)	68,433,077	—	(54,695)
AZL TargetPLUS Moderate Fund	21,795,861	—	25,201	22,179,087	7,808	43,974,948	—	33,009
AZL Turner Quantitative Small Cap Growth Fund	50,493,097	—	—	25,721,913	—	76,215,010	—	—
AZL Van Kampen Comstock Fund	617,659,384	—	—	38,285,022	—	655,944,406	—	—
AZL Van Kampen Equity and Income Fund	136,231,488	—	—	113,693,677	—	249,925,165	—	—
AZL Van Kampen Global Franchise Fund	97,863,565	—	—	288,801,199	(1,667,073)	386,664,764	—	(1,667,073)
AZL Van Kampen Global Real Estate Fund	52,359,455	—	—	131,983,962	(3,402)	184,343,417	—	(3,402)
AZL Van Kampen Growth and Income Fund	252,627,557	—	—	44,632,029	—	297,259,586	—	—
AZL Van Kampen Mid Cap Growth Fund	407,229,723	—	—	178,593,914	—	585,823,637	—	—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as any futures, forwards, and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
4.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant of the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.

At March 31, 2008, AZL Columbia Technology Fund held restricted securities representing 0.2% of net assets all of which have been deemed illiquid. These securities are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Energy Conversion Devices, Inc.	2/10/2005	$194,428	6,000	$179,400
At March 31, 2008, AZL Davis NY Venture Fund held restricted securities representing 1.2% of net assets all of which have been deemed illiquid. These securities are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Merrill Lynch & Co., Inc.	12/24/2007	$7,747,200	161,400	$6,147,726
At March 31, 2008, AZL Oppenheimer International Growth Fund held restricted securities representing 0.1% of net assets all of which have been deemed illiquid. These securities are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Marshall Edwards, Inc.	12/28/2005	$662,439	93,000	$223,200
At March 31, 2008, AZL PIMCO Fundamental IndexPLUS Total Return Fund held restricted securities representing 1.7% of net assets all of which have been deemed illiquid. These securities are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Preferred Stock:
DG Funding Trust	10/1/2007	$361,688	34	$353,600
Purchased Options:

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike, @ 4.75, Exp. 9/26/08	5/21/2007	27,410	770	316,120

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75, Exp. 9/26/08	5/14/2007	24,000	500	205,273

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.50, Exp. 2/2/09	2/25/2008	66,505	600	99,350

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15, Exp. 2/2/09	3/12/2008	71,280	660	80,916

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75, Exp. 9/26/08	5/23/2007	3,575	100	41,055

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15, Exp. 12/15/08	2/22/2008	21,275	230	29,442

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15, Exp. 12/15/08	2/22/2008	6,510	70	8,960

Federal National Mortgage Association 5.50%, Put @ 86, Exp. 6/5/08	3/5/2008	469	400	2,858

Federal National Mortgage Association 5.00%, Put @ 80, Exp. 4/7/08	1/24/2008	1,137	970	0
At March 31, 2008, AZL Schroder Emerging Markets Equity Fund held restricted securities representing 0.1% of net assets all of which have been deemed illiquid. These securities are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Haci Omer Sabanci Holding AS, ADR	5/23/2007	$299,284	243,500	$189,540
Polymetal, GDR	2/7/2007	32,940	5,400	43,740
At March 31, 2008, AZL TargetPLUS Balanced Fund held restricted securities representing 0.6% of net assets all of which have been deemed illiquid. These securities are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25, Exp. 7/6/09	12/10/2007	$30,923	310	$72,722
1-Year Interest Rate Swap (OTC), Receive 6-Month EUR-LIBOR Floating Rate Index Strike @ 4.18, Exp. 4/20/09	12/4/2007	18,307	250	28,844
Federal National Mortgage Association 6.00%, Put @ 91, Exp. 5/24/08	3/13/2008	59	50	572
Government National Mortgage Association 6.00%, Put @ 89%, Exp. 6/12/08	1/9/2008	59	50	1
At March 31, 2008, AZL TargetPLUS Growth Fund held restricted securities representing 0.2% of net assets all of which have been deemed illiquid. These securities are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
1-Year Interest Rate Swap, Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25, Exp. 7/6/09	12/10/2007	$37,905	380	$89,144
1-Year Interest Rate Swap, Receive 6-Month EUR-LIBOR Floating Rate Index, Strike @ 4.18, Exp. 4/20/09	12/4/2007	12,653	140	16,152
Federal National Mortgage Association 5.50%, Put @ 86, Exp. 5/7/08	1/8/2008	117	100	0
Federal National Mortgage Association 6.00%, Put @ 91, Exp. 5/24/08	1/9/2008	59	50	1
At March 31, 2008, AZL TargetPLUS Moderate Fund held restricted securities representing 0.4% of net assets all of which have been deemed illiquid. These securities are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
1-Year Interest Rate Swap, Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25, Exp. 7/7/09	12/10/2007	$43,890	440	$103,219
1-Year Interest Rate Swap, Receive 6-Month EUR-LIBOR Floating Rate Index, Strike @ 4.18, Exp. 4/21/09	12/4/2007	13,519	160	18,460
Federal National Mortgage Association 5.50%, Put @86, Exp. 4/7/20	1/8/2008	117	100	0
Government National Mortgage Association 6.00%, Put @ 89, Exp. 6/12/2008	3/13/2008	59	50	572
Federal National Mortgage Association 5.50%, Put @ 86, Exp. 5/6/08	2/28/2008	55	20	41

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets, Treasurer

Date May 29, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti Jeffrey Kletti, President

Date May 29, 2008

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets, Treasurer
Date May 29, 2008

*	Print the name and title of each signing officer under his or her signature.